Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (90.9%)
Australia (1.0%):
Communication Services (0.4%):
Telstra Group Ltd. ...................................................... 2,876,403 $ 9,168
Materials (0.4%):
Fortescue Ltd. ......................................................... 326,228 4,039
Rio Tinto Ltd. ......................................................... 79,064 6,375
10,414
Utilities (0.2%):
Origin Energy Ltd. ...................................................... 738,401 6,092
25,674
Austria (0.3%):
Energy (0.3%):
OMV AG ............................................................ 130,635 6,979
Belgium (0.3%):
Financials (0.3%):
Ageas SA ............................................................ 115,829 8,032
Bermuda (0.5%):
Energy (0.5%):
DHT Holdings, Inc. ..................................................... 606,338 7,246
Golar LNG Ltd. ........................................................ 134,329 5,428
12,674
Brazil (3.5%):
Communication Services (0.5%):
Telefonica Brasil SA ..................................................... 555,200 3,554
TIM SA .............................................................. 2,303,900 10,174
13,728
Consumer Discretionary (0.3%):
Vibra Energia SA ....................................................... 1,702,290 7,866
Consumer Staples (0.4%):
Ambev SA ............................................................ 4,856,500 11,033
JBS NV (a) ............................................................ 4,581 69
11,102
Energy (0.2%):
Petroleo Brasileiro SA , Preference Shares ..................................... 962,100 5,687
Financials (0.8%):
Banco do Brasil SA ..................................................... 2,402,800 9,974
BB Seguridade Participacoes SA ............................................ 1,847,200 11,545
21,519
Materials (0.8%):
Gerdau SA , Preference Shares .............................................. 1,440,900 4,497
Klabin SA ............................................................ 2,062,100 6,990
Vale SA .............................................................. 912,900 9,878
21,365
Utilities (0.5%):
Cia Energetica de Minas Gerais , Preference Shares ............................... 3,481,100 7,293
CPFL Energia SA ....................................................... 865,600 6,409
13,702
94,969
Canada (2.5%):
Communication Services (0.1%):
BCE, Inc. ............................................................ 185,334 4,331
Consumer Discretionary (0.4%):
Canadian Tire Corp Ltd. , Class A ............................................ 45,198 5,381
Magna International, Inc. ................................................. 96,377 4,567
9,948

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Energy (1.2%):
Canadian Natural Resources Ltd. ............................................ 117,472 $ 3,757
Enbridge, Inc. ......................................................... 176,130 8,887
Keyera Corp. .......................................................... 225,058 7,551
Pembina Pipeline Corp. .................................................. 172,038 6,957
TC Energy Corp. ....................................................... 87,527 4,760
31,912
Financials (0.2%):
The Bank of Nova Scotia ................................................. 94,014 6,080
Utilities (0.6%):
Canadian Utilities Ltd. , Class A ............................................. 271,632 7,600
Emera, Inc. ........................................................... 181,193 8,694
16,294
68,565
Chile (0.3%):
Financials (0.3%):
Banco de Chile ........................................................ 45,631,863 6,932
China (2.6%):
Consumer Staples (0.1%):
Tingyi Cayman Islands Holding Corp. ........................................ 2,078,000 2,776
Energy (0.7%):
China Petroleum & Chemical Corp. , Class H ................................... 11,312,000 5,876
China Shenhua Energy Co. Ltd. , Class H ...................................... 1,641,000 7,834
PetroChina Co. Ltd. , Class H .............................................. 6,808,000 6,172
19,882
Financials (1.5%):
Bank of China Ltd. , Class H ............................................... 11,042,000 6,036
Bank of Communications Co. Ltd. , Class H .................................... 6,580,000 5,514
China CITIC Bank Corp. Ltd. , Class H ....................................... 8,545,000 7,337
China Construction Bank Corp. , Class H ...................................... 6,046,000 5,799
China Merchants Bank Co. Ltd. , Class H ...................................... 529,500 3,169
Industrial & Commercial Bank of China Ltd. , Class H ............................. 6,086,000 4,481
Ping An Insurance Group Co. of China Ltd. .................................... 411,500 2,800
Postal Savings Bank of China Co. Ltd. , Class H (b) ............................... 8,284,000 5,804
40,940
Industrials (0.1%):
China Railway Group Ltd. , Class H .......................................... 5,426,000 2,739
Materials (0.2%):
China Hongqiao Group Ltd. ............................................... 1,422,500 4,818
71,155
Czech Republic (0.4%):
Utilities (0.4%):
CEZ A/S ............................................................. 152,135 9,453
Denmark (0.2%):
Financials (0.2%):
Danske Bank A/S ....................................................... 157,756 6,740
Finland (0.7%):
Communication Services (0.2%):
Elisa Oyj ............................................................. 108,724 5,706
Consumer Staples (0.3%):
Kesko Oyj , Class B ..................................................... 308,629 6,567
Materials (0.2%):
UPM-Kymmene Oyj .................................................... 210,019 5,751
18,024

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
France (3.1%):
Communication Services (0.6%):
Orange SA ............................................................ 718,650 $ 11,656
Publicis Groupe SA ..................................................... 49,906 4,802
16,458
Consumer Discretionary (0.3%):
FDJ UNITED ......................................................... 153,381 5,142
Renault SA ........................................................... 83,989 3,453
8,595
Consumer Staples (0.1%):
Carrefour SA .......................................................... 209,848 3,180
Energy (0.2%):
TotalEnergies SE ....................................................... 82,328 5,014
Financials (0.5%):
BNP Paribas SA ........................................................ 63,975 5,851
Credit Agricole SA ...................................................... 371,272 7,315
13,166
Health Care (0.2%):
Sanofi SA ............................................................ 45,234 4,283
Industrials (0.5%):
Bouygues SA .......................................................... 165,387 7,459
Eiffage SA ............................................................ 53,984 6,915
14,374
Materials (0.1%):
Arkema SA ........................................................... 61,974 3,929
Utilities (0.6%):
Engie SA ............................................................. 425,185 9,139
Veolia Environnement SA ................................................. 179,373 6,116
15,255
84,254
Germany (0.9%):
Consumer Discretionary (0.4%):
Mercedes-Benz Group AG ................................................ 78,099 4,922
Volkswagen AG , Preference Shares .......................................... 46,521 5,042
9,964
Industrials (0.2%):
Deutsche Post AG ...................................................... 118,907 5,313
Materials (0.3%):
BASF SE ............................................................ 90,957 4,544
Evonik Industries AG .................................................... 262,971 4,572
9,116
24,393
Hong Kong (3.1%):
Communication Services (0.2%):
HKT Trust & HKT Ltd. , Class SS ........................................... 4,322,000 6,390
Consumer Discretionary (0.2%):
Bosideng International Holdings Ltd. ......................................... 6,722,000 4,010
Consumer Staples (0.2%):
WH Group Ltd. (b) ...................................................... 5,581,500 6,045
Financials (0.3%):
BOC Hong Kong Holdings Ltd. ............................................ 1,706,500 7,995
Industrials (0.6%):
CK Hutchison Holdings Ltd. ............................................... 813,000 5,342
Jardine Matheson Holdings Ltd. ............................................ 69,900 4,411
Orient Overseas International Ltd. ........................................... 186,500 3,023

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
SITC International Holdings Co. Ltd. ......................................... 993,000 $ 3,823
16,599
Real Estate (0.2%):
Swire Pacific Ltd. , Class A ................................................ 448,000 3,796
Utilities (1.4%):
Beijing Enterprises Holdings Ltd. ........................................... 1,142,000 4,877
China Gas Holdings Ltd. .................................................. 3,598,400 3,519
CK Infrastructure Holdings Ltd. ............................................ 860,000 5,643
CLP Holdings Ltd. ...................................................... 878,000 7,265
Guangdong Investment Ltd. ............................................... 3,946,000 3,587
Hong Kong & China Gas Co. Ltd. ........................................... 8,154,000 7,076
Power Assets Holdings Ltd. ............................................... 986,500 6,244
38,211
83,046
India (2.7%):
Consumer Discretionary (0.4%):
Hero MotoCorp Ltd. ..................................................... 163,328 10,072
Consumer Staples (0.3%):
ITC Ltd. ............................................................. 1,498,328 6,773
Energy (1.0%):
Bharat Petroleum Corp. Ltd. ............................................... 1,446,937 5,543
Coal India Ltd. ......................................................... 960,951 4,223
Hindustan Petroleum Corp. Ltd. ............................................ 945,267 4,729
Indian Oil Corp. Ltd. .................................................... 3,062,875 5,173
Oil & Natural Gas Corp. Ltd. .............................................. 1,459,577 3,934
Oil India Ltd. .......................................................... 676,816 3,152
26,754
Information Technology (0.3%):
HCL Technologies Ltd. ................................................... 310,742 4,851
Tata Consultancy Services Ltd. ............................................. 129,270 4,208
9,059
Materials (0.3%):
NMDC Ltd. ........................................................... 4,311,395 3,709
Vedanta Ltd. .......................................................... 980,253 5,146
8,855
Utilities (0.4%):
GAIL India Ltd. ........................................................ 2,495,113 4,955
Power Grid Corp. of India Ltd. ............................................. 1,887,539 5,955
10,910
72,423
Indonesia (1.1%):
Communication Services (0.2%):
PT Telkom Indonesia Persero Tbk ........................................... 38,243,500 7,044
Energy (0.3%):
PT Alamtri Resources Indonesia Tbk ......................................... 25,958,200 2,636
PT United Tractors Tbk .................................................. 2,947,200 4,741
7,377
Financials (0.2%):
PT Bank Rakyat Indonesia Persero Tbk ....................................... 20,285,500 4,756
Industrials (0.4%):
PT Astra International Tbk ................................................ 29,547,300 10,250
29,427
Ireland (0.5%):
Financials (0.2%):
AIB Group PLC ........................................................ 371,603 3,388

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Bank of Ireland Group PLC ............................................... 169,515 $ 2,806
6,194
Health Care (0.3%):
Medtronic PLC ........................................................ 78,782 7,503
13,697
Israel (0.1%):
Financials (0.1%):
Mizrahi Tefahot Bank Ltd. ................................................ 38,917 2,559
Italy (1.7%):
Energy (0.2%):
Eni SpA ............................................................. 392,415 6,865
Financials (0.7%):
Intesa Sanpaolo SpA ..................................................... 1,116,567 7,390
Poste Italiane SpA (b) .................................................... 435,045 10,340
17,730
Utilities (0.8%):
Enel SpA ............................................................. 844,671 8,004
Snam SpA ............................................................ 1,123,392 6,744
Terna - Rete Elettrica Nazionale ............................................ 735,582 7,464
22,212
46,807
Japan (0.7%):
Consumer Discretionary (0.1%):
Yamaha Motor Co. Ltd. .................................................. 341,100 2,554
Consumer Staples (0.2%):
Japan Tobacco, Inc. ..................................................... 173,500 5,691
Health Care (0.3%):
Astellas Pharma, Inc. .................................................... 286,600 3,124
Takeda Pharmaceutical Co. Ltd. ............................................ 161,700 4,750
7,874
Materials (0.1%):
Mitsubishi Chemical Group Corp. ........................................... 612,300 3,517
19,636
Malaysia (0.8%):
Communication Services (0.2%):
Telekom Malaysia Bhd ................................................... 3,565,800 6,006
Industrials (0.2%):
MISC Bhd ............................................................ 34,900 61
Sime Darby Bhd ....................................................... 7,453,900 4,043
4,104
Utilities (0.4%):
Tenaga Nasional Bhd .................................................... 3,670,900 11,547
21,657
Mexico (1.4%):
Consumer Staples (0.6%):
Arca Continental SAB de CV .............................................. 461,071 4,835
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 2,598,893 5,499
Wal-Mart de Mexico SAB de CV ........................................... 2,311,557 7,141
17,475
Financials (0.3%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 798,817 8,048
Industrials (0.2%):
Grupo Aeroportuario del Sureste SAB de CV , Class B ............................. 159,714 5,159

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Materials (0.3%):
Grupo Mexico SAB de CV , Class B .......................................... 962,399 $ 8,395
39,077
Monaco (0.2%):
Energy (0.2%):
Scorpio Tankers, Inc. .................................................... 113,976 6,388
Netherlands (1.7%):
Communication Services (0.4%):
Koninklijke KPN NV .................................................... 1,978,725 9,496
Consumer Discretionary (0.1%):
Stellantis NV .......................................................... 250,180 2,322
Financials (1.2%):
ABN AMRO Bank NV , Class CV (b) ......................................... 249,102 7,990
ASR Nederland NV ..................................................... 125,027 8,507
ING Groep NV ........................................................ 293,379 7,690
NN Group NV ......................................................... 129,362 9,121
33,308
45,126
Norway (0.8%):
Communication Services (0.3%):
Telenor ASA .......................................................... 489,181 8,122
Energy (0.2%):
SFL Corp. Ltd. ......................................................... 571,727 4,305
Financials (0.3%):
DNB Bank ASA ........................................................ 312,405 8,519
20,946
Poland (1.1%):
Energy (0.4%):
ORLEN SA ........................................................... 483,967 11,536
Financials (0.7%):
Bank Polska Kasa Opieki SA .............................................. 138,596 6,682
Powszechny Zaklad Ubezpieczen SA ......................................... 271,438 4,066
Santander Bank Polska SA ................................................ 56,541 7,355
18,103
29,639
Portugal (0.2%):
Utilities (0.2%):
EDP SA .............................................................. 1,235,536 5,863
Puerto Rico (0.2%):
Financials (0.2%):
First Bancorp .......................................................... 185,868 4,098
Russian Federation (0.0%):
Communication Services (0.0%):
Rostelecom PJSC (a) (c) (d) ................................................. 6,752,730 —
Consumer Staples (0.0%):
X5 Retail Group NV , GDR (a) (c) (d) .......................................... 201,753 —
Energy (0.0%):
Tatneft PJSC (a) (c) (d) .................................................... 827,565 —
Financials (0.0%):
Moscow Exchange MICEX-RTS PJSC (a) (c) (d) ................................. 2,604,790 —
Materials (0.0%):
Evraz PLC (a) (c) (d) ..................................................... 753,373 —
GMK Norilskiy Nickel PAO (a) (c) (d) ......................................... 1,487,700 —
Magnitogorsk Iron & Steel Works PJSC (a) (c) (d) ................................. 4,673,660 —
Novolipetsk Steel PJSC (a) (c) (d) ............................................ 1,477,080 —
Polyus PJSC (a) (c) (d) .................................................... 344,030 —

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Severstal PAO (a) (c) (d) ................................................... 223,944 $ —
—
Utilities (0.0%):
Inter RAO UES PJSC (a) (c) (d) .............................................. 128,274,200 —
RusHydro PJSC (a) (c) (d) .................................................. 694,437,000 —
—
—
Singapore (0.7%):
Communication Services (0.2%):
Singapore Telecommunications Ltd. ......................................... 1,581,000 5,056
Consumer Staples (0.2%):
Wilmar International Ltd. ................................................. 2,546,400 5,633
Financials (0.3%):
Oversea-Chinese Banking Corp. Ltd. ......................................... 678,800 8,657
19,346
South Africa (1.4%):
Communication Services (0.4%):
MTN Group Ltd. ....................................................... 622,666 5,242
Vodacom Group Ltd. .................................................... 683,843 5,287
10,529
Financials (0.6%):
Absa Group Ltd. ....................................................... 720,963 7,569
Standard Bank Group Ltd. ................................................ 631,290 8,641
16,210
Industrials (0.1%):
Bidvest Group Ltd. ...................................................... 304,424 3,737
Materials (0.3%):
Gold Fields Ltd. ........................................................ 135,217 5,665
Kumba Iron Ore Ltd. .................................................... 134,066 2,522
8,187
38,663
South Korea (1.7%):
Consumer Staples (0.3%):
KT&G Corp. .......................................................... 97,961 9,333
Energy (0.4%):
HD Hyundai Co. Ltd. .................................................... 85,055 9,440
Financials (0.4%):
Industrial Bank of Korea .................................................. 405,993 5,634
Woori Financial Group, Inc. ............................................... 291,287 5,395
11,029
Industrials (0.6%):
Doosan Bobcat, Inc. (a) ................................................... 122,132 4,833
LG Corp. ............................................................. 78,197 4,017
SK, Inc. .............................................................. 48,886 7,323
16,173
45,975
Spain (1.4%):
Energy (0.3%):
Repsol SA ............................................................ 431,197 7,667
Financials (0.2%):
CaixaBank SA ......................................................... 557,258 5,885
Utilities (0.9%):
Endesa SA ............................................................ 254,252 8,123
Iberdrola SA .......................................................... 464,453 8,791

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Redeia Corp. SA ....................................................... 368,241 $ 7,109
24,023
37,575
Sweden (0.8%):
Communication Services (0.5%):
Tele2 AB , B Shares ..................................................... 349,678 5,968
Telia Co. AB .......................................................... 1,912,819 7,301
13,269
Financials (0.1%):
Svenska Handelsbanken AB , Class A ......................................... 175,146 2,286
Industrials (0.2%):
Volvo AB , Class B ...................................................... 205,580 5,915
21,470
Switzerland (0.2%):
Industrials (0.2%):
Kuehne + Nagel International AG , Class R ..................................... 22,106 4,138
Taiwan (3.1%):
Communication Services (1.0%):
Chunghwa Telecom Co. Ltd. ............................................... 1,652,000 7,234
Far EasTone Telecommunications Co. Ltd. ..................................... 2,336,000 6,787
Taiwan Mobile Co. Ltd. .................................................. 3,712,000 13,293
27,314
Consumer Staples (0.2%):
Uni-President Enterprises Corp. ............................................ 2,492,000 6,427
Industrials (0.4%):
Eva Airways Corp. ...................................................... 3,922,000 4,921
Far Eastern New Century Corp. ............................................. 4,644,000 4,242
9,163
Information Technology (1.2%):
ASE Technology Holding Co. Ltd. ........................................... 905,000 4,943
Compal Electronics, Inc. .................................................. 3,931,000 4,201
Hon Hai Precision Industry Co. Ltd. ......................................... 821,000 5,864
MediaTek, Inc. ......................................................... 79,000 3,428
Pegatron Corp. ......................................................... 2,158,000 5,028
Quanta Computer, Inc. ................................................... 354,000 3,392
Synnex Technology International Corp. ....................................... 2,902,000 6,032
32,888
Materials (0.3%):
Asia Cement Corp. ...................................................... 6,563,000 8,232
84,024
Thailand (1.5%):
Energy (0.7%):
PTT Exploration & Production PCL .......................................... 2,199,000 7,831
PTT PCL ............................................................. 11,102,300 11,394
19,225
Financials (0.6%):
SCB X PCL ........................................................... 3,362,300 13,341
TMBThanachart Bank PCL ................................................ 63,276,800 3,708
17,049
Materials (0.2%):
The Siam Cement PCL ................................................... 615,600 4,370
Utilities (0.0%):(e)
Gulf Development PCL , Class F (a) .......................................... 50,596 68
40,712

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
United Kingdom (3.0%):
Communication Services (0.3%):
Vodafone Group PLC .................................................... 4,836,306 $ 5,623
WPP PLC ............................................................ 472,719 2,356
7,979
Consumer Discretionary (0.2%):
Kingfisher PLC ........................................................ 1,345,851 5,606
Consumer Staples (0.8%):
British American Tobacco PLC ............................................. 173,020 9,201
Imperial Brands PLC .................................................... 232,263 9,865
J Sainsbury PLC ....................................................... 689,113 3,098
22,164
Energy (0.2%):
BP PLC .............................................................. 1,003,598 5,762
Financials (0.9%):
Aviva PLC ............................................................ 1,067,299 9,872
HSBC Holdings PLC .................................................... 527,527 7,444
Phoenix Group Holdings PLC .............................................. 682,977 5,925
23,241
Materials (0.4%):
Mondi PLC ........................................................... 339,441 4,695
Rio Tinto PLC ......................................................... 83,261 5,486
10,181
Utilities (0.2%):
National Grid PLC ...................................................... 421,730 6,059
80,992
United States (44.5%):
Communication Services (1.1%):
AT&T, Inc. ........................................................... 290,087 8,192
Comcast Corp. , Class A .................................................. 139,691 4,389
John Wiley & Sons, Inc. , Class A ............................................ 146,929 5,946
TEGNA, Inc. .......................................................... 244,857 4,978
Verizon Communications, Inc. .............................................. 162,827 7,156
30,661
Consumer Discretionary (4.7%):
Best Buy Co., Inc. ...................................................... 39,632 2,997
Bloomin' Brands, Inc. .................................................... 297,453 2,133
Brightstar Lottery PLC (f) ................................................. 308,474 5,321
Carter's, Inc. .......................................................... 127,963 3,611
Dana, Inc. ............................................................ 273,956 5,490
Darden Restaurants, Inc. .................................................. 34,148 6,500
Dine Brands Global, Inc. (f) ................................................ 137,225 3,392
Ford Motor Co. ........................................................ 431,578 5,162
Hasbro, Inc. ........................................................... 84,455 6,406
Kontoor Brands, Inc. .................................................... 87,345 6,968
La-Z-Boy, Inc. , Class Z .................................................. 139,322 4,782
LCI Industries ......................................................... 73,875 6,881
Leggett & Platt, Inc. ..................................................... 361,876 3,214
LKQ Corp. ........................................................... 151,844 4,637
Meritage Homes Corp. ................................................... 76,463 5,538
Monro, Inc. ........................................................... 143,740 2,583
Phinia, Inc. ........................................................... 31,410 1,805
Polaris, Inc. ........................................................... 65,709 3,820
Sonic Automotive, Inc. , Class A ............................................ 43,690 3,324
Steven Madden Ltd. ..................................................... 244,772 8,195
Strategic Education, Inc. .................................................. 61,945 5,328
The Buckle, Inc. ........................................................ 187,383 10,992
Upbound Group, Inc. .................................................... 257,027 6,074
Winmark Corp. ........................................................ 14,005 6,971

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Winnebago Industries, Inc. ................................................ 91,460 $ 3,058
125,182
Consumer Staples (4.6%):
Altria Group, Inc. ....................................................... 84,116 5,557
Archer-Daniels-Midland Co. ............................................... 125,183 7,478
Bunge Global SA ....................................................... 55,656 4,522
Cal-Maine Foods, Inc. ................................................... 77,814 7,322
Colgate-Palmolive Co. ................................................... 98,237 7,853
Energizer Holdings, Inc. .................................................. 220,262 5,482
General Mills, Inc. ...................................................... 76,337 3,849
Interparfums, Inc. ....................................................... 60,750 5,976
J & J Snack Foods Corp. .................................................. 29,885 2,872
Kenvue, Inc. .......................................................... 277,421 4,502
Keurig Dr. Pepper, Inc. ................................................... 149,419 3,812
Kimberly-Clark Corp. .................................................... 70,104 8,717
PepsiCo, Inc. .......................................................... 51,686 7,259
Philip Morris International, Inc. ............................................. 57,339 9,300
Spectrum Brands Holdings, Inc. ............................................ 83,933 4,409
Sysco Corp. ........................................................... 109,838 9,044
Target Corp. .......................................................... 45,972 4,124
The Clorox Co. ........................................................ 58,741 7,243
The Coca-Cola Co. ...................................................... 100,479 6,664
Tyson Foods, Inc. , Class A ................................................ 112,262 6,096
Universal Corp. ........................................................ 45,386 2,536
124,617
Energy (4.9%):
Archrock, Inc. ......................................................... 259,313 6,823
California Resources Corp. ................................................ 137,962 7,337
ConocoPhillips Co. ..................................................... 47,637 4,506
Coterra Energy, Inc. ..................................................... 204,541 4,837
Crescent Energy Co. , Class A .............................................. 424,655 3,788
Devon Energy Corp. ..................................................... 129,269 4,532
DT Midstream, Inc. ..................................................... 46,033 5,204
EOG Resources, Inc. .................................................... 46,011 5,159
Expand Energy Corp. .................................................... 54,884 5,831
Exxon Mobil Corp. ..................................................... 58,228 6,565
Helmerich & Payne, Inc. .................................................. 226,171 4,996
International Seaways, Inc. ................................................ 79,239 3,651
Kinder Morgan, Inc. ..................................................... 291,485 8,252
Kodiak Gas Services, Inc. ................................................. 144,938 5,358
Magnolia Oil & Gas Corp. , Class A .......................................... 227,971 5,442
Noble Corp. PLC ....................................................... 248,783 7,036
ONEOK, Inc. .......................................................... 61,505 4,488
Permian Resources Corp. ................................................. 291,276 3,728
Phillips 66 Co. ......................................................... 38,641 5,256
Schlumberger NV ...................................................... 159,244 5,473
SM Energy Co. ........................................................ 186,932 4,668
The Williams Cos., Inc. .................................................. 143,637 9,099
Valero Energy Corp. ..................................................... 24,820 4,226
World Kinect Corp. ..................................................... 227,072 5,893
132,148
Financials (10.4%):
Ally Financial, Inc. ...................................................... 121,802 4,775
Artisan Partners Asset Management, Inc. , Class A ................................ 160,243 6,955
Associated Banc-Corp. ................................................... 302,799 7,785
Atlantic Union Bankshares Corp. ............................................ 173,491 6,122
Bank of Hawaii Corp. .................................................... 87,428 5,739
BankUnited, Inc. ....................................................... 170,750 6,516
Blackstone, Inc. ........................................................ 25,511 4,359
Citigroup, Inc. ......................................................... 67,218 6,823
Citizens Financial Group, Inc. .............................................. 145,856 7,754
CME Group, Inc. ....................................................... 41,067 11,096

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Community Financial System, Inc. .......................................... 127,427 $ 7,472
CVB Financial Corp. .................................................... 351,766 6,652
East West Bancorp, Inc. .................................................. 38,589 4,108
Fidelity National Financial, Inc. ............................................ 122,372 7,402
Fifth Third Bancorp ..................................................... 125,003 5,569
First Financial Bancorp ................................................... 199,931 5,048
First Hawaiian, Inc. ..................................................... 256,201 6,361
First Horizon Corp. ..................................................... 108,005 2,442
First Interstate BancSystem, Inc. , Class A ...................................... 208,460 6,644
First Merchants Corp. .................................................... 115,467 4,353
Fulton Financial Corp. ................................................... 447,661 8,340
HA Sustainable Infrastructure Capital, Inc. ..................................... 199,184 6,115
Huntington Bancshares, Inc. ............................................... 439,835 7,596
Independent Bank Corp. .................................................. 108,658 7,516
Jackson Financial, Inc. , Class A ............................................. 93,551 9,470
KeyCorp ............................................................. 320,115 5,983
MetLife, Inc. .......................................................... 80,842 6,659
Moelis & Co. , Class A ................................................... 39,552 2,821
Morgan Stanley ........................................................ 45,826 7,285
Northern Trust Corp. .................................................... 56,537 7,610
Northwest Bancshares, Inc. ................................................ 423,403 5,246
Principal Financial Group, Inc. ............................................. 92,720 7,687
Provident Financial Services, Inc. ........................................... 222,204 4,284
Prudential Financial, Inc. ................................................. 53,596 5,560
Regions Financial Corp. .................................................. 283,438 7,474
Simmons First National Corp. , Class A ....................................... 329,410 6,315
State Street Corp. ....................................................... 74,772 8,674
Synovus Financial Corp. .................................................. 133,441 6,549
The PNC Financial Services Group, Inc. ...................................... 31,436 6,316
United Bankshares, Inc. .................................................. 188,964 7,031
Valley National Bancorp .................................................. 440,956 4,674
WaFd, Inc. ............................................................ 215,283 6,521
Webster Financial Corp. .................................................. 29,496 1,753
Wells Fargo & Co. ...................................................... 73,355 6,149
WesBanco, Inc. ........................................................ 73,019 2,331
279,934
Health Care (2.5%):
AbbVie, Inc. .......................................................... 32,415 7,505
Amgen, Inc. ........................................................... 17,936 5,062
Bristol-Myers Squibb Co. ................................................. 108,002 4,871
CVS Health Corp. ...................................................... 73,277 5,524
Gilead Sciences, Inc. .................................................... 67,425 7,484
Johnson & Johnson ..................................................... 48,123 8,923
Merck & Co., Inc. ...................................................... 61,819 5,189
Pfizer, Inc. ............................................................ 242,472 6,178
Premier, Inc. , Class A .................................................... 257,437 7,157
U.S. Physical Therapy, Inc. ................................................ 26,984 2,292
UnitedHealth Group, Inc. ................................................. 7,732 2,670
Viatris, Inc. ........................................................... 483,121 4,783
67,638
Industrials (3.7%):
Alight, Inc. , Class A ..................................................... 1,560,091 5,086
Apogee Enterprises, Inc. .................................................. 93,893 4,091
Herc Holdings, Inc. ..................................................... 21,227 2,476
Hillenbrand, Inc. ....................................................... 210,919 5,703
HNI Corp. ............................................................ 133,058 6,234
Insperity, Inc. .......................................................... 85,790 4,221
Kennametal, Inc. ....................................................... 323,637 6,774
Korn Ferry ........................................................... 71,539 5,006
Lockheed Martin Corp. ................................................... 14,007 6,993
MillerKnoll, Inc. ....................................................... 268,815 4,769
MSC Industrial Direct Co., Inc. ............................................. 86,319 7,953

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Paychex, Inc. .......................................................... 37,014 $ 4,692
Pitney Bowes, Inc. ...................................................... 394,552 4,502
Snap-on, Inc. .......................................................... 22,285 7,722
The Greenbrier Cos., Inc. ................................................. 106,029 4,895
Trinity Industries, Inc. ................................................... 202,151 5,668
Union Pacific Corp. ..................................................... 32,304 7,636
United Parcel Service, Inc. , Class B .......................................... 72,246 6,035
100,456
Information Technology (1.4%):
Avnet, Inc. ............................................................ 135,891 7,104
Cisco Systems, Inc. ..................................................... 124,159 8,495
Hewlett Packard Enterprise Co. ............................................. 204,014 5,011
HP, Inc. .............................................................. 122,254 3,329
International Business Machines Corp. ........................................ 18,954 5,348
Skyworks Solutions, Inc. ................................................. 45,670 3,516
Texas Instruments, Inc. ................................................... 30,197 5,548
38,351
Materials (1.3%):
Avient Corp. .......................................................... 175,649 5,788
Cabot Corp. ........................................................... 67,616 5,142
Eastman Chemical Co. ................................................... 64,440 4,063
Greif, Inc. , Class A ...................................................... 99,855 5,967
Kaiser Aluminum Corp. .................................................. 29,919 2,309
LyondellBasell Industries NV , Class A ........................................ 56,714 2,781
Sylvamo Corp. ......................................................... 94,987 4,200
The Mosaic Co. ........................................................ 114,307 3,964
34,214
Utilities (9.9%):
Alliant Energy Corp. .................................................... 110,828 7,471
American Electric Power Co., Inc. ........................................... 29,898 3,364
American States Water Co. ................................................ 130,832 9,593
Avista Corp. .......................................................... 269,113 10,175
Black Hills Corp. ....................................................... 152,241 9,377
California Water Service Group ............................................. 160,098 7,347
Chesapeake Utilities Corp. ................................................ 25,075 3,377
CMS Energy Corp. ...................................................... 89,809 6,579
Consolidated Edison, Inc. ................................................. 70,527 7,089
Dominion Energy, Inc. ................................................... 98,321 6,014
DTE Energy Co. ....................................................... 52,282 7,394
Duke Energy Corp. ...................................................... 72,355 8,954
Edison International ..................................................... 84,229 4,656
Evergy, Inc. ........................................................... 147,796 11,235
Exelon Corp. .......................................................... 174,884 7,872
FirstEnergy Corp. ....................................................... 111,422 5,105
H2O America ......................................................... 111,502 5,430
MGE Energy, Inc. ...................................................... 71,463 6,016
New Jersey Resources Corp. ............................................... 283,420 13,647
NiSource, Inc. ......................................................... 268,373 11,621
Northwest Natural Holding Co. ............................................. 122,407 5,500
Northwestern Energy Group, Inc. ........................................... 192,084 11,258
OGE Energy Corp. ...................................................... 119,697 5,538
ONE Gas, Inc. ......................................................... 146,186 11,832
Otter Tail Corp. ........................................................ 72,478 5,941
Pinnacle West Capital Corp. ............................................... 50,827 4,557
Portland General Electric Co. .............................................. 271,035 11,926
PPL Corp. ............................................................ 203,065 7,546
Southwest Gas Holdings, Inc. .............................................. 107,132 8,393
Spire, Inc. ............................................................ 160,633 13,095
The Southern Co. ....................................................... 90,830 8,608
TXNM Energy, Inc. ..................................................... 191,077 10,805

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 4,340
GMK Norilskiy Nickel PAO ....................................
9/19/2014
4,446
Inter RAO UES PJSC .........................................
3/19/2021
7,868
Magnitogorsk Iron & Steel Works PJSC ............................
9/17/2021
4,370
Moscow Exchange MICEX-RTS PJSC ............................
9/17/2021
5,924
Novolipetsk Steel PJSC .......................................
9/17/2021
4,421
Polyus PJSC ...............................................
9/17/2021
6,022
Rostelecom PJSC ............................................
9/18/2020
8,205
RusHydro PJSC .............................................
9/18/2020
7,349
Severstal PAO ..............................................
3/17/2017
4,076
Tatneft PJSC ...............................................
9/15/2017
5,787
X5 Retail Group NV , GDR .....................................
9/18/2020
5,468
Security Description Shares
Value
(000)
WEC Energy Group, Inc. ................................................. 73,033 $ 8,369
265,684
1,198,885
Total Common Stocks (Cost $2,142,026) 2,450,013
Collateral for Securities Loaned (0.1%)^
United States (0.1%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .03% (g) ........ 679,056 679
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .05% (g) ............ 679,056 679
Invesco Government & Agency Portfolio, Institutional Shares , 4 .05% (g) ............... 679,056 679
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .04% (g) . 679,056 679
Total Collateral for Securities Loaned (Cost $2,716) 2,716
Total Investments (Cost $2,144,742) — 91.0% 2,452,729
Other assets in excess of liabilities — 9.0% 242,138
NET ASSETS - 100.00% $ 2,694,867
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2025, the fair value of these securities was
$30,179 (thousands) and amounted to 1.1% of net assets.
(c) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at September 30, 2025 (amounts
in thousands):
(d) Security was fair valued using significant unobservable inputs as of September 30, 2025.
(e) Amount represents less than 0.05% of net assets.
(f) All or a portion of this security is on loan.
(g) Rate disclosed is the daily yield on September 30, 2025.
GDR
—
Global Depositary Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
NASDAQ 100 E-Mini Futures ......... 4,346 12/19/25 $ 2,117,086 $ 2,164,460 $ 47,374
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini MSCI EAFE Index Futures ...... 3,494 12/19/25 $ 488,026 $ 486,592 $ 1,434
E-Mini MSCI Emerging Markets Index
Futures .......................... 7,140 12/19/25 480,076 485,413 (5,337)
E-Mini Russell 2000 Index Futures ...... 4,262 12/19/25 514,944 523,267 (8,323)
E-Mini S&P 500 Futures .............. 8,699 12/19/25 2,891,043 2,931,019 (39,976)
$ (52,202)
Total unrealized appreciation $ 48,808
Total unrealized depreciation (53,636)
Total net unrealized appreciation (depreciation) $ (4,828)

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (4.1%):
Alphabet, Inc., Class A ................................................... 4,666 $ 1,134
AT&T, Inc. ........................................................... 48,807 1,378
Charter Communications, Inc., Class A(a) ..................................... 2,971 817
Comcast Corp., Class A .................................................. 34,962 1,099
Electronic Arts, Inc. ..................................................... 5,813 1,173
Fox Corp., Class A ...................................................... 18,765 1,183
Liberty Media Corp.-Liberty Formula One, Series C(a) ............................ 12,441 1,300
Live Nation Entertainment, Inc.(a) ........................................... 6,399 1,046
Meta Platforms, Inc., Class A .............................................. 1,112 817
Netflix, Inc.(a) ......................................................... 811 972
News Corp., Class A ..................................................... 48,989 1,504
Omnicom Group, Inc. .................................................... 13,917 1,135
Pinterest, Inc., Class A(a) ................................................. 17,508 563
Reddit, Inc., Class A(a) ................................................... 1,780 409
The Trade Desk, Inc., Class A(a) ............................................ 7,241 355
The Walt Disney Co. .................................................... 8,779 1,005
TKO Group Holdings, Inc. ................................................ 5,017 1,013
T-Mobile US, Inc. ...................................................... 4,486 1,074
Verizon Communications, Inc. .............................................. 34,761 1,528
Warner Bros Discovery, Inc.(a) ............................................. 48,706 951
Warner Music Group Corp., Class A ......................................... 35,146 1,197
21,653
Consumer Discretionary (9.1%):
Airbnb, Inc., Class A(a) .................................................. 5,980 726
Amazon.com, Inc.(a) .................................................... 4,099 900
Aptiv PLC(a) .......................................................... 11,054 953
AutoZone, Inc.(a) ....................................................... 362 1,553
Best Buy Co., Inc. ...................................................... 9,725 735
Booking Holdings, Inc. ................................................... 205 1,107
Burlington Stores, Inc.(a) ................................................. 2,704 688
Carvana Co.(a) ......................................................... 1,158 437
Chewy, Inc., Class A(a) .................................................. 19,458 787
Chipotle Mexican Grill, Inc.(a) ............................................. 22,259 872
Coupang, Inc.(a) ....................................................... 34,001 1,095
D.R. Horton, Inc. ....................................................... 4,973 843
Darden Restaurants, Inc. .................................................. 5,278 1,005
Deckers Outdoor Corp.(a) ................................................. 4,825 489
Dick's Sporting Goods, Inc. ................................................ 3,293 732
Domino's Pizza, Inc. ..................................................... 2,510 1,084
DoorDash, Inc., Class A(a) ................................................ 3,203 871
Duolingo, Inc.(a) ....................................................... 1,650 531
eBay, Inc. ............................................................ 9,947 905
Expedia Group, Inc. ..................................................... 3,290 703
Ford Motor Co. ........................................................ 86,858 1,039
Garmin Ltd. ........................................................... 3,668 903
General Motors Co. ..................................................... 15,279 932
Genuine Parts Co. ...................................................... 9,090 1,260
Hilton Worldwide Holdings, Inc. ............................................ 4,369 1,133
Hyatt Hotels Corp., Class A ................................................ 6,088 864
Las Vegas Sands Corp. ................................................... 14,265 767
Lennar Corp., Class A .................................................... 6,961 877
Lowe's Cos., Inc. ....................................................... 5,084 1,278
Marriott International, Inc., Class A .......................................... 4,055 1,056
McDonald's Corp. ...................................................... 5,519 1,677
NIKE, Inc., Class B ..................................................... 9,913 691
NVR, Inc.(a) .......................................................... 140 1,125
O'Reilly Automotive, Inc.(a) ............................................... 15,231 1,642
PulteGroup, Inc. ........................................................ 6,732 889
Ralph Lauren Corp. ..................................................... 2,577 808
Ross Stores, Inc. ....................................................... 8,416 1,283
Royal Caribbean Cruises Ltd. .............................................. 1,951 631

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Somnigroup International, Inc. ............................................. 11,803 $ 995
Starbucks Corp. ........................................................ 10,350 876
Tapestry, Inc. .......................................................... 7,134 808
Tesla, Inc.(a) .......................................................... 1,410 627
The Home Depot, Inc. ................................................... 3,395 1,376
The TJX Cos., Inc. ...................................................... 12,776 1,847
Toll Brothers, Inc. ...................................................... 6,212 858
Tractor Supply Co. ...................................................... 17,898 1,018
Ulta Beauty, Inc.(a) ..................................................... 1,730 946
Williams-Sonoma, Inc. ................................................... 3,917 766
Wynn Resorts Ltd. ...................................................... 6,243 801
Yum! Brands, Inc. ...................................................... 8,977 1,364
48,153
Consumer Staples (7.8%):
Altria Group, Inc. ....................................................... 25,289 1,671
Archer-Daniels-Midland Co. ............................................... 17,849 1,066
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 10,301 961
Brown-Forman Corp., Class B ............................................. 27,087 733
Bunge Global SA ....................................................... 12,608 1,024
Casey's General Stores, Inc. ............................................... 2,264 1,280
Celsius Holdings, Inc.(a) .................................................. 8,062 463
Church & Dwight Co., Inc. ................................................ 16,643 1,458
Colgate-Palmolive Co. ................................................... 18,331 1,465
Costco Wholesale Corp. .................................................. 1,539 1,425
Dollar General Corp. .................................................... 8,111 838
General Mills, Inc. ...................................................... 28,074 1,415
Hormel Foods Corp. ..................................................... 49,878 1,234
Kenvue, Inc. .......................................................... 62,223 1,010
Keurig Dr. Pepper, Inc. ................................................... 44,418 1,133
Kimberly-Clark Corp. .................................................... 12,789 1,590
McCormick & Co., Inc. .................................................. 19,516 1,306
Mondelez International, Inc., Class A ......................................... 23,108 1,444
Monster Beverage Corp.(a) ................................................ 22,643 1,524
PepsiCo, Inc. .......................................................... 9,379 1,317
Performance Food Group Co.(a) ............................................ 11,943 1,243
Philip Morris International, Inc. ............................................. 7,297 1,184
Sprouts Farmers Market, Inc.(a) ............................................ 6,117 666
Sysco Corp. ........................................................... 18,767 1,545
Target Corp. .......................................................... 9,596 861
The Clorox Co. ........................................................ 12,301 1,517
The Coca-Cola Co. ...................................................... 26,178 1,736
The Hershey Co. ....................................................... 6,038 1,129
The Kroger Co. ........................................................ 17,929 1,209
The Procter & Gamble Co. ................................................ 10,779 1,656
Tyson Foods, Inc., Class A ................................................ 25,563 1,388
U.S. Foods Holding Corp.(a) ............................................... 17,418 1,335
Walmart, Inc. .......................................................... 13,054 1,345
41,171
Energy (4.1%):
Baker Hughes Co. ...................................................... 19,210 936
Cheniere Energy, Inc. .................................................... 3,997 939
Chevron Corp. ......................................................... 7,707 1,197
ConocoPhillips Co. ..................................................... 9,480 897
Coterra Energy, Inc. ..................................................... 42,591 1,007
Devon Energy Corp. ..................................................... 20,425 716
Diamondback Energy, Inc. ................................................ 5,302 759
EOG Resources, Inc. .................................................... 8,720 978
EQT Corp. ............................................................ 15,810 860
Expand Energy Corp. .................................................... 11,249 1,195
Exxon Mobil Corp. ..................................................... 11,604 1,308
Halliburton Co. ........................................................ 33,138 815
Kinder Morgan, Inc. ..................................................... 45,117 1,277

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Marathon Petroleum Corp. ................................................ 4,933 $ 951
Occidental Petroleum Corp. ............................................... 18,128 856
ONEOK, Inc. .......................................................... 12,938 944
Phillips 66 Co. ......................................................... 6,313 859
Schlumberger NV ...................................................... 23,193 797
Targa Resources Corp. ................................................... 5,220 875
Texas Pacific Land Corp. ................................................. 698 652
The Williams Cos., Inc. .................................................. 20,237 1,282
Valero Energy Corp. ..................................................... 5,451 928
Viper Energy, Inc., Class A ................................................ 21,871 836
21,864
Financials (17.7%):
Affirm Holdings, Inc.(a) .................................................. 4,712 344
Aflac, Inc. ............................................................ 13,709 1,531
Ally Financial, Inc. ...................................................... 22,766 892
American Express Co. ................................................... 2,964 984
American International Group, Inc. .......................................... 16,833 1,322
Ameriprise Financial, Inc. ................................................. 2,108 1,036
Aon PLC, Class A ...................................................... 3,996 1,425
Apollo Global Management, Inc. ............................................ 5,438 725
Arch Capital Group Ltd. .................................................. 13,790 1,251
Ares Management Corp., Class A ........................................... 4,207 673
Arthur J. Gallagher & Co. ................................................. 4,425 1,371
Bank of America Corp. ................................................... 22,412 1,156
Berkshire Hathaway, Inc., Class B(a) ......................................... 3,235 1,626
BlackRock, Inc. ........................................................ 993 1,158
Blackstone, Inc. ........................................................ 4,644 793
Block, Inc.(a) .......................................................... 7,158 517
Blue Owl Capital, Inc.(b) ................................................. 38,031 644
Brown & Brown, Inc. .................................................... 13,772 1,292
Capital One Financial Corp. ............................................... 3,682 783
Cboe Global Markets, Inc. ................................................ 6,116 1,500
Chubb Ltd. ........................................................... 5,693 1,607
Cincinnati Financial Corp. ................................................ 8,122 1,284
Citigroup, Inc. ......................................................... 10,027 1,018
Citizens Financial Group, Inc. .............................................. 18,501 983
CME Group, Inc. ....................................................... 6,456 1,744
Coinbase Global, Inc., Class A(a) ........................................... 1,413 477
East West Bancorp, Inc. .................................................. 8,742 931
Equitable Holdings, Inc. .................................................. 16,449 835
Erie Indemnity Co., Class A ............................................... 2,799 891
Evercore, Inc. ......................................................... 2,208 745
Everest Group Ltd. ...................................................... 4,011 1,405
FactSet Research Systems, Inc. ............................................. 3,841 1,100
Fidelity National Financial, Inc. ............................................ 19,654 1,189
Fidelity National Information Services, Inc. .................................... 14,972 987
Fifth Third Bancorp ..................................................... 24,560 1,094
First Citizens Bancshares, Inc., Class A ....................................... 479 857
Fiserv, Inc.(a) .......................................................... 5,571 718
Franklin Resources, Inc. .................................................. 38,217 884
Global Payments, Inc. .................................................... 8,534 709
Houlihan Lokey, Inc. .................................................... 5,635 1,157
Huntington Bancshares, Inc. ............................................... 57,775 998
Interactive Brokers Group, Inc. ............................................. 11,063 761
Intercontinental Exchange, Inc. ............................................. 9,934 1,674
Jefferies Financial Group, Inc. .............................................. 10,760 704
JPMorgan Chase & Co. .................................................. 4,178 1,318
KKR & Co., Inc. ....................................................... 4,831 628
Loews Corp. .......................................................... 16,168 1,623
LPL Financial Holdings, Inc. ............................................... 2,469 821
M&T Bank Corp. ....................................................... 5,827 1,152
Markel Group, Inc.(a) .................................................... 666 1,273
Marsh & McLennan Cos., Inc. ............................................. 8,272 1,667

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Mastercard, Inc., Class A ................................................. 2,332 $ 1,326
MetLife, Inc. .......................................................... 13,360 1,100
Moody's Corp. ......................................................... 2,271 1,082
Morgan Stanley ........................................................ 6,502 1,034
MSCI, Inc. ........................................................... 2,105 1,194
Nasdaq, Inc. .......................................................... 13,998 1,238
Northern Trust Corp. .................................................... 7,981 1,074
PayPal Holdings, Inc.(a) .................................................. 12,003 805
Principal Financial Group, Inc. ............................................. 13,514 1,120
Prudential Financial, Inc. ................................................. 10,464 1,086
Raymond James Financial, Inc. ............................................. 6,915 1,193
Regions Financial Corp. .................................................. 38,510 1,015
Reinsurance Group of America, Inc. ......................................... 5,255 1,010
Robinhood Markets, Inc., Class A(a) ......................................... 4,120 590
Ryan Specialty Holdings, Inc. .............................................. 19,227 1,084
S&P Global, Inc. ....................................................... 2,511 1,222
SoFi Technologies, Inc.(a) ................................................. 19,980 528
State Street Corp. ....................................................... 9,507 1,103
Synchrony Financial ..................................................... 10,326 734
T. Rowe Price Group, Inc. ................................................. 9,905 1,017
The Allstate Corp. ...................................................... 5,845 1,255
The Bank of New York Mellon Corp. ......................................... 12,067 1,315
The Carlyle Group, Inc. .................................................. 10,917 684
The Charles Schwab Corp. ................................................ 12,957 1,237
The Goldman Sachs Group, Inc. ............................................ 1,319 1,050
The Hartford Insurance Group, Inc. .......................................... 11,067 1,476
The PNC Financial Services Group, Inc. ...................................... 5,947 1,195
The Progressive Corp. ................................................... 5,243 1,295
The Travelers Cos., Inc. .................................................. 5,060 1,413
Toast, Inc., Class A(a) .................................................... 15,491 566
Tradeweb Markets, Inc., Class A ............................................ 9,146 1,015
Truist Financial Corp. .................................................... 22,768 1,041
U.S. Bancorp .......................................................... 22,851 1,104
Visa, Inc., Class A ...................................................... 4,006 1,368
W.R. Berkley Corp. ..................................................... 20,255 1,552
Wells Fargo & Co. ...................................................... 13,182 1,105
93,483
Health Care (11.3%):
Abbott Laboratories ..................................................... 10,652 1,427
AbbVie, Inc. .......................................................... 5,994 1,388
Agilent Technologies, Inc. ................................................. 8,054 1,034
Amgen, Inc. ........................................................... 4,276 1,207
Becton Dickinson & Co. .................................................. 5,146 963
Biogen, Inc.(a) ......................................................... 7,880 1,104
Boston Scientific Corp.(a) ................................................. 12,678 1,238
Bristol-Myers Squibb Co. ................................................. 24,337 1,098
Cardinal Health, Inc. .................................................... 9,734 1,528
Cencora, Inc. .......................................................... 5,259 1,644
Centene Corp.(a) ....................................................... 18,981 677
CVS Health Corp. ...................................................... 12,325 929
Danaher Corp. ......................................................... 4,791 950
Dexcom, Inc.(a) ........................................................ 9,943 669
Doximity, Inc., Class A(a) ................................................. 7,542 552
Edwards Lifesciences Corp.(a) ............................................. 16,449 1,279
Elevance Health, Inc. .................................................... 2,724 880
Eli Lilly & Co. ......................................................... 1,045 797
Encompass Health Corp. .................................................. 9,553 1,213
GE HealthCare Technologies, Inc. ........................................... 11,625 873
Gilead Sciences, Inc. .................................................... 10,005 1,110
HCA Healthcare, Inc. .................................................... 2,902 1,237
Hologic, Inc.(a) ........................................................ 15,735 1,062
Humana, Inc. .......................................................... 2,494 649
IDEXX Laboratories, Inc.(a) ............................................... 1,095 700

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Illumina, Inc.(a) ........................................................ 7,604 $ 722
Incyte Corp.(a) ......................................................... 11,174 948
Insulet Corp.(a) ........................................................ 2,406 743
Intuitive Surgical, Inc.(a) ................................................. 2,009 898
IQVIA Holdings, Inc.(a) .................................................. 4,227 803
Johnson & Johnson ..................................................... 8,821 1,636
Labcorp Holdings, Inc. ................................................... 4,965 1,425
McKesson Corp. ....................................................... 2,172 1,678
Medpace Holdings, Inc.(a) ................................................ 931 479
Medtronic PLC ........................................................ 15,410 1,468
Merck & Co., Inc. ...................................................... 13,264 1,113
Mettler-Toledo International, Inc.(a) ......................................... 712 874
Neurocrine Biosciences, Inc.(a) ............................................. 6,073 852
Pfizer, Inc. ............................................................ 51,763 1,319
Quest Diagnostics, Inc. ................................................... 7,701 1,468
Regeneron Pharmaceuticals, Inc. ............................................ 1,352 760
ResMed, Inc. .......................................................... 4,181 1,144
Solventum Corp.(a) ..................................................... 13,630 995
STERIS PLC .......................................................... 5,627 1,392
Stryker Corp. .......................................................... 3,723 1,376
Tenet Healthcare Corp.(a) ................................................. 4,137 840
The Cigna Group ....................................................... 3,558 1,026
The Cooper Cos., Inc.(a) .................................................. 12,823 879
Thermo Fisher Scientific, Inc. .............................................. 1,998 969
United Therapeutics Corp.(a) .............................................. 2,961 1,241
UnitedHealth Group, Inc. ................................................. 2,004 692
Veeva Systems, Inc., Class A(a) ............................................. 3,394 1,011
Vertex Pharmaceuticals, Inc.(a) ............................................. 2,182 854
Waters Corp.(a) ........................................................ 2,891 867
West Pharmaceutical Services, Inc. .......................................... 2,153 565
Zimmer Biomet Holdings, Inc. ............................................. 10,947 1,078
Zoetis, Inc. ........................................................... 7,737 1,132
59,455
Industrials (19.6%):
3M Co. .............................................................. 6,841 1,062
AECOM ............................................................. 11,173 1,458
Allegion PLC ......................................................... 7,096 1,258
AMETEK, Inc. ........................................................ 7,804 1,467
API Group Corp.(a) ..................................................... 29,037 998
Automatic Data Processing, Inc. ............................................ 5,412 1,588
Axon Enterprise, Inc.(a) .................................................. 792 568
Bloom Energy Corp., Class A(a) ............................................ 7,497 634
Booz Allen Hamilton Holding Corp. ......................................... 8,164 816
Broadridge Financial Solutions, Inc. ......................................... 5,513 1,313
Builders FirstSource, Inc.(a) ............................................... 5,066 614
BWX Technologies, Inc. .................................................. 4,768 879
C.H. Robinson Worldwide, Inc. ............................................. 7,328 970
Carlisle Cos., Inc. ....................................................... 2,396 788
Carrier Global Corp. ..................................................... 14,041 838
Caterpillar, Inc. ........................................................ 2,582 1,232
Cintas Corp. .......................................................... 6,009 1,233
Clean Harbors, Inc.(a) ................................................... 5,483 1,273
Comfort Systems USA, Inc. ............................................... 760 627
Copart, Inc.(a) ......................................................... 27,500 1,237
Core & Main, Inc., Class A(a) .............................................. 16,210 873
CSX Corp. ............................................................ 41,006 1,456
Cummins, Inc. ......................................................... 2,602 1,099
Curtiss-Wright Corp. .................................................... 1,962 1,065
Deere & Co. .......................................................... 2,307 1,055
Delta Air Lines, Inc. ..................................................... 9,693 550
Dover Corp. ........................................................... 6,462 1,078
Eaton Corp. PLC ....................................................... 2,396 897
EMCOR Group, Inc. .................................................... 1,224 795

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Emerson Electric Co. .................................................... 7,919 $ 1,039
Equifax, Inc. .......................................................... 3,548 910
Expeditors International of Washington, Inc. .................................... 9,549 1,171
Fastenal Co. ........................................................... 26,974 1,323
FedEx Corp. .......................................................... 4,055 956
Ferguson Enterprises, Inc. ................................................. 3,990 896
Fortive Corp. .......................................................... 24,560 1,203
FTAI Aviation Ltd. ...................................................... 2,318 387
GE Vernova, Inc. ....................................................... 912 561
General Dynamics Corp. .................................................. 4,493 1,532
General Electric Co. ..................................................... 3,691 1,110
Graco, Inc. ........................................................... 16,924 1,438
HEICO Corp. .......................................................... 3,092 998
Honeywell International, Inc. .............................................. 5,739 1,208
Howmet Aerospace, Inc. .................................................. 5,154 1,011
Hubbell, Inc. .......................................................... 2,287 984
IDEX Corp. ........................................................... 6,353 1,034
Illinois Tool Works, Inc. .................................................. 5,229 1,364
Ingersoll Rand, Inc. ..................................................... 11,906 984
ITT, Inc. ............................................................. 6,077 1,086
J.B. Hunt Transport Services, Inc. ........................................... 6,195 831
Jacobs Solutions, Inc. .................................................... 9,436 1,414
Johnson Controls International PLC .......................................... 9,342 1,027
L3Harris Technologies, Inc. ............................................... 5,585 1,706
Leidos Holdings, Inc. .................................................... 6,497 1,228
Lennox International, Inc. ................................................. 1,650 873
Lincoln Electric Holdings, Inc. ............................................. 4,045 954
Lockheed Martin Corp. ................................................... 2,539 1,268
Masco Corp. .......................................................... 13,489 950
MasTec, Inc.(a) ........................................................ 3,800 809
Nordson Corp. ......................................................... 4,556 1,034
Northrop Grumman Corp. ................................................. 1,885 1,149
Old Dominion Freight Line, Inc. ............................................ 5,227 736
Otis Worldwide Corp. .................................................... 14,468 1,323
Owens Corning ........................................................ 5,825 824
PACCAR, Inc. ......................................................... 11,220 1,103
Parker-Hannifin Corp. ................................................... 1,266 960
Paychex, Inc. .......................................................... 9,327 1,182
Paycom Software, Inc. ................................................... 3,891 810
Quanta Services, Inc. .................................................... 2,070 858
RBC Bearings, Inc.(a) ................................................... 2,963 1,156
Republic Services, Inc. ................................................... 7,373 1,692
Rockwell Automation, Inc. ................................................ 2,684 938
Rollins, Inc. ........................................................... 28,907 1,698
RTX Corp. ............................................................ 7,446 1,246
Snap-on, Inc. .......................................................... 3,840 1,331
Southwest Airlines Co. ................................................... 22,637 722
SS&C Technologies Holdings, Inc. .......................................... 14,694 1,304
Textron, Inc. .......................................................... 13,690 1,157
Trane Technologies PLC .................................................. 2,626 1,108
TransDigm Group, Inc. ................................................... 817 1,077
TransUnion ........................................................... 8,139 682
Uber Technologies, Inc.(a) ................................................ 8,885 870
UL Solutions, Inc., Class A ................................................ 15,447 1,095
Union Pacific Corp. ..................................................... 6,076 1,436
United Airlines Holdings, Inc.(a) ............................................ 5,067 489
United Parcel Service, Inc., Class B .......................................... 10,912 912
United Rentals, Inc. ..................................................... 879 839
Veralto Corp. .......................................................... 13,974 1,490
Verisk Analytics, Inc. .................................................... 5,442 1,369
Vertiv Holdings Co., Class A ............................................... 3,529 532
W.W. Grainger, Inc. ..................................................... 1,332 1,269
Waste Management, Inc. .................................................. 7,857 1,735

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Watsco, Inc. ........................................................... 2,497 $ 1,010
Westinghouse Air Brake Technologies Corp. .................................... 5,553 1,113
Woodward, Inc. ........................................................ 4,143 1,047
XPO, Inc.(a) .......................................................... 4,963 642
Xylem, Inc. ........................................................... 8,640 1,274
103,188
Information Technology (12.9%):
Accenture PLC, Class A .................................................. 4,302 1,061
Adobe, Inc.(a) ......................................................... 2,630 928
Advanced Micro Devices, Inc.(a) ............................................ 3,695 598
Amphenol Corp., Class A ................................................. 8,023 993
Analog Devices, Inc. .................................................... 3,082 757
Apple, Inc. ........................................................... 3,986 1,015
Applied Materials, Inc. ................................................... 4,481 917
AppLovin Corp., Class A(a) ............................................... 808 581
Arista Networks, Inc.(a) .................................................. 4,002 583
Astera Labs, Inc.(a) ..................................................... 1,994 390
Autodesk, Inc.(a) ....................................................... 3,456 1,098
Bentley Systems, Inc., Class B ............................................. 22,400 1,153
Broadcom, Inc. ........................................................ 1,786 589
Cadence Design Systems, Inc.(a) ............................................ 2,322 816
CDW Corp. ........................................................... 6,239 994
Ciena Corp.(a) ......................................................... 5,890 858
Cisco Systems, Inc. ..................................................... 19,523 1,336
Cognizant Technology Solutions Corp., Class A ................................. 17,363 1,165
Corning, Inc. .......................................................... 13,907 1,141
Corpay, Inc.(a) ......................................................... 2,625 756
Credo Technology Group Holding Ltd.(a) ..................................... 2,871 418
Datadog, Inc., Class A(a) ................................................. 5,379 766
Dell Technologies, Inc., Class C ............................................ 5,115 725
Docusign, Inc.(a) ....................................................... 8,781 633
Dynatrace, Inc.(a) ...................................................... 19,115 926
Entegris, Inc. .......................................................... 6,355 588
F5, Inc.(a) ............................................................ 3,465 1,120
Fair Isaac Corp.(a) ...................................................... 474 709
First Solar, Inc.(a) ...................................................... 2,537 560
Fortinet, Inc.(a) ........................................................ 9,192 773
Gartner, Inc.(a) ........................................................ 3,099 815
Gen Digital, Inc. ....................................................... 36,860 1,046
GoDaddy, Inc., Class A(a) ................................................. 6,408 877
Guidewire Software, Inc.(a) ............................................... 4,054 932
Hewlett Packard Enterprise Co. ............................................. 30,749 755
HP, Inc. .............................................................. 30,124 820
International Business Machines Corp. ........................................ 4,359 1,230
Intuit, Inc. ............................................................ 1,475 1,007
Jabil, Inc. ............................................................ 3,987 866
Keysight Technologies, Inc.(a) ............................................. 5,977 1,046
KLA Corp. ........................................................... 866 934
Lam Research Corp. ..................................................... 6,821 913
Manhattan Associates, Inc.(a) .............................................. 3,083 632
Micron Technology, Inc. .................................................. 4,319 723
Microsoft Corp. ........................................................ 2,480 1,285
Monolithic Power Systems, Inc. ............................................ 625 575
Motorola Solutions, Inc. .................................................. 3,018 1,380
NetApp, Inc. .......................................................... 7,425 880
Nutanix, Inc., Class A(a) .................................................. 10,992 818
NVIDIA Corp. ......................................................... 3,523 657
NXP Semiconductors NV ................................................. 2,842 647
Okta, Inc.(a) .......................................................... 6,916 634
ON Semiconductor Corp.(a) ............................................... 10,613 523
Oracle Corp. .......................................................... 3,038 854
Palantir Technologies, Inc., Class A(a) ........................................ 2,872 524
Palo Alto Networks, Inc.(a) ................................................ 4,553 927

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
PTC, Inc.(a) ........................................................... 4,211 $ 855
Pure Storage, Inc., Class A(a) .............................................. 6,580 551
QUALCOMM, Inc. ..................................................... 5,292 880
Roper Technologies, Inc. .................................................. 2,986 1,489
Salesforce, Inc. ........................................................ 4,123 977
Seagate Technology Holdings PLC .......................................... 4,398 1,038
ServiceNow, Inc.(a) ..................................................... 835 768
Strategy, Inc.(a) ........................................................ 1,182 381
Super Micro Computer, Inc.(a) ............................................. 8,431 404
Synopsys, Inc.(a) ....................................................... 1,437 709
TD SYNNEX Corp. ..................................................... 6,343 1,039
TE Connectivity PLC .................................................... 5,042 1,107
Teledyne Technologies, Inc.(a) ............................................. 2,602 1,525
Teradyne, Inc. ......................................................... 4,962 683
Texas Instruments, Inc. ................................................... 3,764 692
Trimble, Inc.(a) ........................................................ 13,063 1,067
Twilio, Inc., Class A(a) ................................................... 5,209 521
Tyler Technologies, Inc.(a) ................................................ 2,127 1,113
VeriSign, Inc. .......................................................... 4,732 1,323
Western Digital Corp. .................................................... 8,332 1,000
Workday, Inc., Class A(a) ................................................. 4,035 971
Zebra Technologies Corp.(a) ............................................... 2,218 659
Zoom Communications, Inc.(a) ............................................. 12,192 1,006
68,005
Materials (4.2%):
Air Products and Chemicals, Inc. ............................................ 4,349 1,186
Avery Dennison Corp. ................................................... 8,025 1,301
Ball Corp. ............................................................ 23,330 1,176
CF Industries Holdings, Inc. ............................................... 10,995 986
Corteva, Inc. .......................................................... 17,969 1,215
CRH PLC ............................................................ 8,132 975
Ecolab, Inc. ........................................................... 5,717 1,566
Freeport-McMoRan, Inc. ................................................. 15,570 611
Linde PLC ............................................................ 3,520 1,672
LyondellBasell Industries NV, Class A ........................................ 13,523 663
Martin Marietta Materials, Inc. ............................................. 2,202 1,388
Newmont Corp. ........................................................ 11,774 993
Nucor Corp. ........................................................... 5,571 755
Packaging Corp. of America ............................................... 5,260 1,146
PPG Industries, Inc. ..................................................... 9,400 988
Reliance, Inc. .......................................................... 3,909 1,098
RPM International, Inc. .................................................. 9,060 1,068
Steel Dynamics, Inc. ..................................................... 6,525 910
The Sherwin-Williams Co. ................................................ 3,607 1,249
Vulcan Materials Co. .................................................... 4,521 1,391
22,337
Real Estate (0.6%):
CBRE Group, Inc., Class A(a) .............................................. 6,383 1,006
CoStar Group, Inc.(a) .................................................... 11,199 945
Jones Lang LaSalle, Inc.(a) ................................................ 3,095 923
2,874
Utilities (8.3%):
Alliant Energy Corp. .................................................... 26,323 1,774
Ameren Corp. ......................................................... 17,838 1,862
American Electric Power Co., Inc. ........................................... 15,225 1,713
American Water Works Co., Inc. ............................................ 9,061 1,261
Atmos Energy Corp. ..................................................... 10,871 1,856
CenterPoint Energy, Inc. .................................................. 50,100 1,944
CMS Energy Corp. ...................................................... 25,653 1,879
Consolidated Edison, Inc. ................................................. 16,016 1,610
Constellation Energy Corp. ................................................ 1,608 529
Dominion Energy, Inc. ................................................... 23,052 1,410

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
DTE Energy Co. ....................................................... 13,110 $ 1,854
Duke Energy Corp. ...................................................... 14,898 1,844
Edison International ..................................................... 15,242 843
Entergy Corp. ......................................................... 16,520 1,540
Evergy, Inc. ........................................................... 26,407 2,007
Eversource Energy ...................................................... 20,042 1,426
Exelon Corp. .......................................................... 37,696 1,697
FirstEnergy Corp. ....................................................... 33,762 1,547
NextEra Energy, Inc. .................................................... 15,206 1,148
NiSource, Inc. ......................................................... 37,827 1,638
NRG Energy, Inc. ....................................................... 3,800 615
PG&E Corp. .......................................................... 66,313 1,000
PPL Corp. ............................................................ 48,260 1,793
Public Service Enterprise Group, Inc. ......................................... 17,856 1,490
Sempra .............................................................. 11,868 1,068
Talen Energy Corp.(a) ................................................... 1,333 567
The Southern Co. ....................................................... 19,161 1,816
Vistra Corp. ........................................................... 2,448 480
WEC Energy Group, Inc. ................................................. 17,237 1,975
Xcel Energy, Inc. ....................................................... 22,142 1,786
43,972
Total Common Stocks (Cost $388,982)
a
a
a
526,155
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.03%(c) ........ 140,931 141
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.05%(c) ............ 140,931 141
Invesco Government & Agency Portfolio, Institutional Shares, 4.05%(c) ............... 140,931 141
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.04%(c) . 140,931 141
Total Collateral for Securities Loaned (Cost $564)
a
a
a
564
Total Investments (Cost $389,546) — 99.8% 526,719
Other assets in excess of liabilities —  0.2% 1,144
NET ASSETS - 100.00% $ 527,863
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2025.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 4 12/19/25 $ 1,331 $ 1,348 $ 17
Total unrealized appreciation $ 17
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 17

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.6%)
Australia (5.3%):
Communication Services (0.6%):
REA Group Ltd. ........................................................ 1,038 $ 159
Telstra Group Ltd. ...................................................... 119,238 380
539
Consumer Discretionary (0.5%):
Aristocrat Leisure Ltd. ................................................... 3,801 176
Wesfarmers Ltd. ........................................................ 4,176 254
430
Consumer Staples (0.4%):
Coles Group Ltd. ....................................................... 15,626 241
Woolworths Group Ltd. .................................................. 10,684 188
429
Energy (0.3%):
Santos Ltd. ........................................................... 29,993 133
Woodside Energy Group Ltd. .............................................. 9,564 146
279
Financials (1.6%):
ANZ Group Holdings Ltd. ................................................ 10,798 237
Commonwealth Bank of Australia ........................................... 1,976 218
Macquarie Group Ltd. ................................................... 1,239 180
National Australia Bank Ltd. ............................................... 7,685 225
QBE Insurance Group Ltd. ................................................ 14,353 196
Suncorp Group Ltd. ..................................................... 15,451 207
Westpac Banking Corp. .................................................. 8,589 221
1,484
Health Care (0.3%):
CSL Ltd. ............................................................. 1,205 158
Pro Medicus Ltd. ....................................................... 612 125
283
Industrials (0.5%):
Brambles Ltd. ......................................................... 12,046 198
Computershare Ltd. ..................................................... 6,127 147
SGH Ltd. ............................................................. 5,405 178
523
Information Technology (0.1%):
WiseTech Global Ltd. .................................................... 1,721 103
Materials (0.8%):
BHP Group Ltd. ........................................................ 7,293 205
Fortescue Ltd. ......................................................... 11,402 141
Northern Star Resources Ltd. .............................................. 10,993 172
Rio Tinto Ltd. ......................................................... 2,611 211
729
Utilities (0.2%):
Origin Energy Ltd. ...................................................... 22,005 182
4,981
Austria (0.6%):
Energy (0.2%):
OMV AG ............................................................ 3,720 199
Financials (0.2%):
Erste Group Bank AG .................................................... 1,495 146
Utilities (0.2%):
Verbund AG .......................................................... 3,101 225
570

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Belgium (0.9%):
Consumer Staples (0.2%):
Anheuser-Busch InBev SA ................................................ 3,144 $ 188
Financials (0.5%):
Ageas SA ............................................................ 3,913 271
KBC Group NV ........................................................ 1,625 193
464
Health Care (0.2%):
UCB SA ............................................................. 588 162
814
Canada (12.1%):
Communication Services (0.7%):
BCE, Inc. ............................................................ 7,849 184
Rogers Communications, Inc., Class B(a) ...................................... 5,617 193
TELUS Corp. ......................................................... 16,624 262
639
Consumer Discretionary (0.6%):
Dollarama, Inc. ........................................................ 1,672 220
Magna International, Inc. ................................................. 3,265 155
Restaurant Brands International, Inc. ......................................... 3,410 219
594
Consumer Staples (1.0%):
Alimentation Couche-Tard, Inc. ............................................. 4,085 218
George Weston Ltd. ..................................................... 3,932 240
Loblaw Cos. Ltd. ....................................................... 6,361 246
Metro, Inc. ........................................................... 3,634 244
948
Energy (1.9%):
Cameco Corp. ......................................................... 1,390 117
Canadian Natural Resources Ltd. ............................................ 5,078 162
Cenovus Energy, Inc. .................................................... 7,224 123
Enbridge, Inc. ......................................................... 5,825 294
Imperial Oil Ltd. ....................................................... 1,750 159
Pembina Pipeline Corp. .................................................. 6,039 244
Suncor Energy, Inc. ..................................................... 4,110 172
TC Energy Corp.(a) ..................................................... 4,975 271
Tourmaline Oil Corp. .................................................... 4,299 185
1,727
Financials (3.6%):
Bank of Montreal ....................................................... 2,273 296
Brookfield Corp. ....................................................... 2,105 144
Canadian Imperial Bank of Commerce ........................................ 3,958 316
Fairfax Financial Holdings Ltd. ............................................. 143 250
Great-West Lifeco, Inc. ................................................... 5,828 237
Intact Financial Corp. .................................................... 1,253 244
Manulife Financial Corp. ................................................. 5,713 178
National Bank of Canada ................................................. 2,576 274
Power Corp. of Canada ................................................... 6,519 282
Royal Bank of Canada ................................................... 1,895 279
Sun Life Financial, Inc. .................................................. 4,007 241
The Bank of Nova Scotia ................................................. 5,033 326
The Toronto-Dominion Bank ............................................... 4,094 327
3,394
Industrials (1.1%):
Canadian National Railway Co. ............................................. 2,260 213
Canadian Pacific Kansas City Ltd. ........................................... 2,504 187
Thomson Reuters Corp.(a) ................................................ 1,121 174
Waste Connections, Inc. .................................................. 1,439 253

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
WSP Global, Inc. ....................................................... 1,030 $ 202
1,029
Information Technology (0.6%):
Celestica, Inc.(b) ....................................................... 323 80
CGI, Inc. ............................................................. 2,419 215
Constellation Software, Inc. ............................................... 53 144
Shopify, Inc., Class A(b) .................................................. 552 82
521
Materials (1.5%):
Agnico Eagle Mines Ltd. ................................................. 1,010 170
Barrick Mining Corp. .................................................... 5,719 188
First Quantum Minerals Ltd.(b) ............................................. 5,252 119
Franco-Nevada Corp. .................................................... 957 213
Kinross Gold Corp. ..................................................... 5,625 139
Lundin Gold, Inc. ....................................................... 1,526 99
Nutrien Ltd. ........................................................... 3,350 197
Teck Resources Ltd., Class B .............................................. 3,282 144
Wheaton Precious Metals Corp. ............................................. 1,513 169
1,438
Utilities (1.1%):
Emera, Inc. ........................................................... 7,365 353
Fortis, Inc. ............................................................ 6,715 341
Hydro One Ltd.(c) ...................................................... 8,932 319
1,013
11,303
Chile (0.2%):
Materials (0.2%):
Antofagasta PLC ....................................................... 4,620 171
Denmark (1.7%):
Consumer Staples (0.2%):
Carlsberg A/S, Class B ................................................... 1,668 194
Financials (0.5%):
Danske Bank A/S ....................................................... 4,087 174
Tryg A/S ............................................................. 9,779 248
422
Health Care (0.5%):
Coloplast A/S, Class B ................................................... 2,450 210
Genmab A/S(b) ........................................................ 525 159
Novo Nordisk A/S, Class B ................................................ 1,531 83
452
Industrials (0.3%):
AP Moller - Maersk A/S, Class B ........................................... 54 106
DSV A/S ............................................................. 671 134
Vestas Wind Systems A/S ................................................. 4,481 84
324
Materials (0.2%):
Novonesis A/S ......................................................... 3,144 192
1,584
Finland (1.6%):
Financials (0.5%):
Nordea Bank Abp ....................................................... 13,591 223
Sampo Oyj, A Shares .................................................... 23,520 270
493
Industrials (0.5%):
Kone Oyj, Class B ...................................................... 4,012 273
Wartsila Oyj Abp ....................................................... 5,403 162
435

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Information Technology (0.2%):
Nokia Oyj ............................................................ 37,310 $ 179
Materials (0.2%):
UPM-Kymmene Oyj .................................................... 6,820 186
Utilities (0.2%):
Fortum Oyj ........................................................... 10,955 207
1,500
France (7.6%):
Communication Services (0.8%):
Bollore SE ............................................................ 49,092 278
Orange SA ............................................................ 18,425 299
Publicis Groupe SA ..................................................... 1,934 185
762
Consumer Discretionary (0.8%):
Cie Generale des Etablissements Michelin SCA ................................. 5,980 215
Hermes International SCA ................................................ 82 201
Kering SA ............................................................ 429 142
LVMH Moet Hennessy Louis Vuitton SE ...................................... 264 161
719
Consumer Staples (0.6%):
Danone SA ........................................................... 3,100 270
L'Oreal SA ........................................................... 432 187
Pernod Ricard SA ....................................................... 1,557 152
609
Energy (0.2%):
TotalEnergies SE ....................................................... 3,754 228
Financials (1.1%):
Amundi SA(c) ......................................................... 2,523 200
AXA SA ............................................................. 4,641 221
BNP Paribas SA ........................................................ 1,969 179
Credit Agricole SA ...................................................... 12,762 250
Societe Generale SA ..................................................... 2,207 146
996
Health Care (0.8%):
BioMerieux ........................................................... 1,657 221
EssilorLuxottica SA ..................................................... 601 195
Sanofi SA ............................................................ 2,101 194
Sartorius Stedim Biotech ................................................. 678 137
747
Industrials (2.1%):
Aeroports de Paris SA ................................................... 1,570 207
Airbus SE ............................................................ 799 185
Bouygues SA .......................................................... 5,713 257
Bureau Veritas SA ...................................................... 7,961 249
Cie de Saint-Gobain SA .................................................. 1,293 139
Legrand SA ........................................................... 1,129 186
Safran SA ............................................................ 532 188
Schneider Electric SE .................................................... 537 150
Thales SA ............................................................ 519 163
Vinci SA ............................................................. 1,743 241
1,965
Information Technology (0.4%):
Capgemini SE ......................................................... 1,089 158
Dassault Systemes SE .................................................... 5,841 195
353
Materials (0.3%):
Air Liquide SA ........................................................ 1,283 266

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Utilities (0.5%):
Engie SA ............................................................. 11,914 $ 255
Veolia Environnement SA ................................................. 6,953 237
492
7,137
Germany (5.9%):
Communication Services (0.2%):
Deutsche Telekom AG, Registered ........................................... 5,698 194
Consumer Discretionary (0.7%):
adidas AG ............................................................ 786 166
Aumovio Se(b) ........................................................ 89 4
Bayerische Motoren Werke AG ............................................. 1,469 147
Continental AG ........................................................ 1,838 121
Mercedes-Benz Group AG ................................................ 2,658 167
605
Consumer Staples (0.2%):
Beiersdorf AG ......................................................... 1,833 192
Financials (1.4%):
Allianz SE, Registered Shares .............................................. 546 229
Commerzbank AG ...................................................... 3,452 130
Deutsche Bank AG, Registered Shares ........................................ 3,638 128
Deutsche Boerse AG .................................................... 794 212
Hannover Rueck SE ..................................................... 754 227
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R ............... 288 184
Talanx AG ............................................................ 1,292 172
1,282
Health Care (0.6%):
Fresenius Medical Care AG ............................................... 3,359 176
Fresenius SE & Co. KGaA ................................................ 3,974 221
Merck KGaA .......................................................... 1,547 199
596
Industrials (1.1%):
Daimler Truck Holding AG ................................................ 2,870 118
Deutsche Post AG ...................................................... 3,465 154
HOCHTIEF AG ........................................................ 540 145
Knorr-Bremse AG ...................................................... 1,568 147
MTU Aero Engines AG(a) ................................................ 329 151
Rheinmetall AG ........................................................ 49 114
Siemens AG, Registered Shares ............................................. 528 142
Siemens Energy AG(b) ................................................... 808 94
1,065
Information Technology (0.5%):
Infineon Technologies AG ................................................. 3,041 118
Nemetschek SE(a) ...................................................... 1,058 138
SAP SE .............................................................. 610 163
419
Materials (0.5%):
BASF SE ............................................................ 2,899 144
Heidelberg Materials AG ................................................. 528 119
Symrise AG ........................................................... 2,117 184
447
Real Estate (0.2%):
Vonovia SE(a) ......................................................... 5,390 168
Utilities (0.5%):
E.ON SE ............................................................. 13,002 244
RWE AG ............................................................. 5,876 261
505
5,473

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Hong Kong (4.3%):
Consumer Discretionary (0.3%):
Galaxy Entertainment Group Ltd. ........................................... 27,841 $ 153
Geely Automobile Holdings Ltd. ............................................ 37,000 93
246
Consumer Staples (0.2%):
WH Group Ltd.(c) ...................................................... 164,500 178
Financials (1.0%):
AIA Group Ltd. ........................................................ 16,279 156
BOC Hong Kong Holdings Ltd. ............................................ 45,500 214
Hang Seng Bank Ltd. .................................................... 15,021 229
Hong Kong Exchanges & Clearing Ltd. ....................................... 2,500 142
Prudential PLC ........................................................ 14,074 197
Shandong Hi-Speed Holdings Group Ltd.(b) .................................... 43,000 24
962
Health Care (0.1%):
Sino Biopharmaceutical Ltd. ............................................... 99,000 104
Industrials (0.6%):
CK Hutchison Holdings Ltd. ............................................... 20,063 132
MTR Corp. Ltd. ........................................................ 81,226 276
Techtronic Industries Co. Ltd. .............................................. 10,880 139
547
Real Estate (1.0%):
China Overseas Land & Investment Ltd. ...................................... 91,000 168
China Resources Land Ltd. ................................................ 41,500 162
CK Asset Holdings Ltd. .................................................. 48,816 236
Henderson Land Development Co. Ltd. ....................................... 51,025 180
Sun Hung Kai Properties Ltd. .............................................. 17,356 208
954
Utilities (1.1%):
CLP Holdings Ltd. ...................................................... 51,591 427
Hong Kong & China Gas Co. Ltd. ........................................... 364,755 317
Power Assets Holdings Ltd. ............................................... 43,883 278
1,022
4,013
Ireland (1.3%):
Consumer Staples (0.3%):
Kerry Group PLC, Class A ................................................ 2,636 238
Financials (0.4%):
AIB Group PLC ........................................................ 18,570 168
Bank of Ireland Group PLC ............................................... 10,093 166
334
Industrials (0.5%):
Experian PLC ......................................................... 3,846 192
Kingspan Group PLC .................................................... 1,853 154
Ryanair Holdings PLC ................................................... 5,785 168
514
Materials (0.1%):
Smurfit WestRock PLC ................................................... 2,797 117
1,203
Israel (0.9%):
Financials (0.7%):
Bank Hapoalim BM ..................................................... 11,179 228
Bank Leumi Le-Israel BM, Class IS .......................................... 11,420 225
Mizrahi Tefahot Bank Ltd. ................................................ 3,286 216
669

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Industrials (0.2%):
Elbit Systems Ltd. ...................................................... 271 $ 137
806
Italy (3.5%):
Consumer Discretionary (0.2%):
Moncler SpA .......................................................... 2,720 159
Consumer Staples (0.1%):
Davide Campari-Milano NV, Class M ........................................ 19,149 121
Energy (0.2%):
Eni SpA ............................................................. 13,179 230
Financials (1.6%):
Banca Mediolanum SpA .................................................. 8,811 176
Banco BPM SpA ....................................................... 11,838 177
BPER Banca SpA(a) .................................................... 13,820 153
Generali ............................................................. 6,126 240
Intesa Sanpaolo SpA ..................................................... 28,292 186
Poste Italiane SpA(c) .................................................... 11,881 282
UniCredit SpA ......................................................... 1,896 144
Unipol Assicurazioni SpA ................................................. 8,154 175
1,533
Health Care (0.2%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 3,343 203
Industrials (0.3%):
Leonardo SpA ......................................................... 1,888 120
Prysmian SpA ......................................................... 1,311 129
249
Utilities (0.9%):
Enel SpA ............................................................. 28,029 266
Snam SpA ............................................................ 45,801 275
Terna - Rete Elettrica Nazionale ............................................ 27,638 280
821
3,316
Japan (18.0%):
Communication Services (1.6%):
Capcom Co. Ltd. ....................................................... 5,100 139
KDDI Corp. ........................................................... 12,700 203
Konami Group Corp. .................................................... 800 115
LY Corp. ............................................................. 48,900 157
Nexon Co. Ltd. ........................................................ 5,400 119
Nintendo Co. Ltd. ...................................................... 1,300 112
NTT, Inc. ............................................................. 272,500 285
SoftBank Corp. ........................................................ 181,100 267
SoftBank Group Corp. ................................................... 900 114
1,511
Consumer Discretionary (2.5%):
Asics Corp. ........................................................... 3,700 97
Bandai Namco Holdings, Inc. .............................................. 3,700 123
Bridgestone Corp. ...................................................... 4,600 213
Denso Corp. .......................................................... 11,000 159
Fast Retailing Co. Ltd. ................................................... 500 152
Honda Motor Co. Ltd.(a) ................................................. 11,600 120
Oriental Land Co. Ltd. ................................................... 7,200 174
Pan Pacific International Holdings Corp. ...................................... 28,500 188
Panasonic Holdings Corp. ................................................. 12,500 136
Sanrio Co. Ltd.(a) ...................................................... 1,600 75
Sekisui House Ltd. ...................................................... 10,300 235
Sony Group Corp. ...................................................... 4,300 124
Subaru Corp. .......................................................... 5,700 117
Sumitomo Electric Industries Ltd. ........................................... 3,400 97

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Suzuki Motor Corp. ..................................................... 11,300 $ 165
Toyota Motor Corp. ..................................................... 6,700 129
2,304
Consumer Staples (1.7%):
Aeon Co. Ltd. ......................................................... 17,000 207
Ajinomoto Co., Inc. ..................................................... 6,900 198
Asahi Group Holdings Ltd. ................................................ 19,000 228
Japan Tobacco, Inc. ..................................................... 8,100 266
Kao Corp. ............................................................ 4,900 214
Kirin Holdings Co. Ltd. .................................................. 21,300 312
Seven & i Holdings Co. Ltd. ............................................... 11,300 152
1,577
Energy (0.4%):
ENEOS Holdings, Inc. ................................................... 25,700 163
Inpex Corp. ........................................................... 10,000 181
344
Financials (2.3%):
Dai-ichi Life Holdings, Inc. ............................................... 15,100 119
Japan Post Bank Co. Ltd. ................................................. 12,900 158
Japan Post Holdings Co. Ltd. .............................................. 16,400 163
Mitsubishi UFJ Financial Group, Inc. ......................................... 8,800 143
Mizuho Financial Group, Inc. .............................................. 3,770 127
MS&AD Insurance Group Holdings, Inc. ...................................... 6,300 143
Nomura Holdings, Inc. ................................................... 20,100 148
ORIX Corp. ........................................................... 7,300 192
Resona Holdings, Inc. .................................................... 10,800 110
SBI Holdings, Inc. ...................................................... 2,800 122
Sompo Holdings, Inc. .................................................... 4,500 139
Sony Financial Holdings, Inc.(b) ............................................ 4,300 5
Sumitomo Mitsui Financial Group, Inc. ....................................... 5,300 150
Sumitomo Mitsui Trust Group, Inc. .......................................... 6,000 174
T&D Holdings, Inc. ..................................................... 5,200 127
Tokio Marine Holdings, Inc. ............................................... 2,900 123
2,143
Health Care (1.5%):
Astellas Pharma, Inc. .................................................... 17,500 189
Chugai Pharmaceutical Co. Ltd. ............................................ 2,400 105
Daiichi Sankyo Co. Ltd. .................................................. 5,100 114
Hoya Corp. ........................................................... 1,200 166
Olympus Corp. ........................................................ 11,300 143
Otsuka Holdings Co. Ltd. ................................................. 2,900 154
Shionogi & Co. Ltd. ..................................................... 11,200 196
Takeda Pharmaceutical Co. Ltd. ............................................ 7,800 228
Terumo Corp. ......................................................... 9,500 157
1,452
Industrials (3.8%):
Central Japan Railway Co. ................................................ 7,600 218
Daikin Industries Ltd. .................................................... 1,400 162
East Japan Railway Co. .................................................. 9,600 235
FANUC Corp. ......................................................... 4,300 124
Fujikura Ltd. .......................................................... 800 78
Hitachi Ltd. ........................................................... 3,800 101
IHI Corp. ............................................................. 6,300 118
ITOCHU Corp. ........................................................ 3,000 171
Kajima Corp. .......................................................... 6,100 178
Komatsu Ltd. .......................................................... 4,300 150
Kubota Corp. .......................................................... 12,300 155
Marubeni Corp. ........................................................ 6,800 170
Mitsubishi Corp. ....................................................... 7,800 186
Mitsubishi Electric Corp. ................................................. 5,500 142
Mitsubishi Heavy Industries Ltd. ............................................ 3,700 97

Victory Portfolios II
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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Mitsui & Co. Ltd. ....................................................... 8,000 $ 199
NIDEC Corp. .......................................................... 5,300 94
Nippon Yusen KK ...................................................... 4,800 164
Recruit Holdings Co. Ltd. ................................................. 1,800 97
Secom Co. Ltd. ........................................................ 6,900 253
SMC Corp. ........................................................... 400 123
Sumitomo Corp. ........................................................ 5,900 171
Toyota Tsusho Corp. ..................................................... 5,800 161
3,547
Information Technology (2.3%):
Advantest Corp. ........................................................ 1,000 99
Canon, Inc. ........................................................... 5,800 170
Disco Corp. ........................................................... 300 94
FUJIFILM Holdings Corp. ................................................ 6,800 169
Fujitsu Ltd. ........................................................... 6,400 151
Keyence Corp. ......................................................... 400 149
Kyocera Corp. ......................................................... 12,500 168
Murata Manufacturing Co. Ltd. ............................................. 7,300 139
NEC Corp. ........................................................... 3,900 125
Nomura Research Institute Ltd. ............................................. 4,378 168
Obic Co. Ltd. .......................................................... 7,100 248
Oracle Corp. .......................................................... 1,900 194
TDK Corp. ........................................................... 8,400 122
Tokyo Electron Ltd. ..................................................... 700 125
2,121
Materials (0.6%):
Nippon Paint Holdings Co. Ltd. ............................................. 20,400 139
Nippon Sanso Holdings Corp. .............................................. 4,400 156
Nitto Denko Corp. ...................................................... 6,000 143
Shin-Etsu Chemical Co. Ltd. ............................................... 4,400 145
583
Real Estate (0.9%):
Daiwa House Industry Co. Ltd. ............................................. 7,700 277
Mitsubishi Estate Co. Ltd. ................................................. 8,500 195
Mitsui Fudosan Co. Ltd. .................................................. 17,600 192
Sumitomo Realty & Development Co. Ltd. .................................... 3,800 168
832
Utilities (0.4%):
The Kansai Electric Power Co., Inc. .......................................... 14,100 202
Tokyo Gas Co. Ltd. ..................................................... 4,800 171
373
16,787
Luxembourg (0.5%):
Energy (0.2%):
Tenaris SA ............................................................ 9,560 171
Health Care (0.2%):
Eurofins Scientific SE .................................................... 2,197 159
Materials (0.1%):
ArcelorMittal SA ....................................................... 3,729 134
464
Macau (0.1%):
Consumer Discretionary (0.1%):
Sands China Ltd. ....................................................... 50,118 140
Mexico (0.2%):
Materials (0.2%):
Fresnillo PLC ......................................................... 5,059 161

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Netherlands (3.9%):
Communication Services (0.5%):
Koninklijke KPN NV .................................................... 61,835 $ 297
Universal Music Group NV(a) ............................................. 6,506 187
484
Consumer Discretionary (0.2%):
Prosus NV(b) .......................................................... 2,475 174
Consumer Staples (0.7%):
Heineken Holding NV ................................................... 2,619 179
Heineken NV .......................................................... 2,241 175
Koninklijke Ahold Delhaize NV ............................................ 6,692 271
625
Financials (1.4%):
ABN AMRO Bank NV, Class CV(c) ......................................... 6,033 193
Adyen NV(b)(c) ........................................................ 79 127
ASR Nederland NV ..................................................... 3,832 260
Euronext NV(c) ........................................................ 1,641 245
ING Groep NV ........................................................ 7,939 206
NN Group NV ......................................................... 3,680 259
1,290
Health Care (0.3%):
Argenx SE(b) .......................................................... 197 143
Koninklijke Philips NV .................................................. 6,305 170
313
Industrials (0.5%):
Ferrovial SE .......................................................... 4,511 258
Wolters Kluwer NV ..................................................... 1,576 215
473
Information Technology (0.3%):
ASM International NV ................................................... 244 146
ASML Holding NV ..................................................... 182 177
323
3,682
New Zealand (0.2%):
Information Technology (0.2%):
Xero Ltd.(b) .......................................................... 1,869 195
Norway (1.3%):
Communication Services (0.3%):
Telenor ASA .......................................................... 18,289 303
Energy (0.4%):
Aker BP ASA ......................................................... 6,794 172
Equinor ASA .......................................................... 6,918 169
341
Financials (0.5%):
DNB Bank ASA ........................................................ 8,526 232
Gjensidige Forsikring ASA ................................................ 7,886 232
464
Industrials (0.1%):
Kongsberg Gruppen ASA ................................................. 3,847 123
1,231
Portugal (0.6%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA ............................................... 8,718 212
Energy (0.2%):
Galp Energia SGPS SA ................................................... 9,093 172

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Utilities (0.2%):
EDP SA .............................................................. 40,420 $ 191
575
Russian Federation (0.0%):
Materials (0.0%):
Evraz PLC(b)(d)(e) ..................................................... 34,029 —
Singapore (2.0%):
Communication Services (0.3%):
Singapore Telecommunications Ltd. ......................................... 72,300 231
Consumer Discretionary (0.1%):
Trip.com Group Ltd. ..................................................... 1,500 115
Consumer Staples (0.3%):
Wilmar International Ltd. ................................................. 126,100 279
Financials (0.8%):
DBS Group Holdings Ltd. ................................................. 5,830 231
Oversea-Chinese Banking Corp. Ltd. ......................................... 19,800 252
United Overseas Bank Ltd. ................................................ 9,500 255
738
Industrials (0.5%):
Singapore Airlines Ltd. ................................................... 55,100 279
Singapore Technologies Engineering Ltd. ...................................... 27,300 182
461
1,824
South Korea (3.6%):
Communication Services (0.3%):
Kakao Corp. .......................................................... 2,079 88
NAVER Corp. ......................................................... 765 147
235
Consumer Discretionary (0.4%):
Hyundai Mobis Co. Ltd. .................................................. 604 129
Hyundai Motor Co. ..................................................... 945 145
Kia Corp. ............................................................ 1,971 141
415
Financials (0.9%):
Hana Financial Group, Inc. ................................................ 2,562 159
KB Financial Group, Inc. ................................................. 1,851 153
Meritz Financial Group, Inc. ............................................... 1,671 135
Samsung Fire & Marine Insurance Co. Ltd. .................................... 373 120
Samsung Life Insurance Co. Ltd. ............................................ 1,132 127
Shinhan Financial Group Co. Ltd. ........................................... 3,631 183
877
Health Care (0.5%):
Alteogen, Inc.(b) ....................................................... 282 92
Celltrion, Inc. ......................................................... 1,414 175
Samsung Biologics Co. Ltd.(b)(c) ........................................... 218 155
422
Industrials (0.9%):
Hanwha Aerospace Co. Ltd. ............................................... 116 91
Hanwha Ocean Co. Ltd.(b) ................................................ 937 74
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. .......................... 326 95
HMM Co. Ltd. ......................................................... 8,004 114
Hyundai Rotem Co. Ltd. .................................................. 574 90
Samsung C&T Corp. .................................................... 1,153 152
Samsung Heavy Industries Co., Ltd.(b) ....................................... 6,703 105
SK Square Co. Ltd.(b) ................................................... 798 115
836

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Information Technology (0.4%):
Samsung Electronics Co. Ltd. .............................................. 3,305 $ 198
SK Hynix, Inc. ......................................................... 530 131
329
Materials (0.1%):
POSCO Holdings, Inc. ................................................... 587 115
Utilities (0.1%):
Korea Electric Power Corp. ................................................ 4,100 105
3,334
Spain (2.6%):
Communication Services (0.2%):
Cellnex Telecom SA(c) ................................................... 4,997 173
Consumer Discretionary (0.4%):
Amadeus IT Group SA ................................................... 2,357 186
Industria de Diseno Textil SA .............................................. 4,059 224
410
Energy (0.2%):
Repsol SA ............................................................ 11,986 212
Financials (0.7%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 8,813 169
Banco de Sabadell SA ................................................... 41,662 162
Banco Santander SA ..................................................... 15,257 159
CaixaBank SA ......................................................... 16,591 174
664
Industrials (0.5%):
ACS Actividades de Construccion y Servicios SA ................................ 2,578 206
Aena SME SA(c) ....................................................... 9,058 247
453
Utilities (0.6%):
Endesa SA ............................................................ 8,106 259
Iberdrola SA .......................................................... 14,286 270
529
2,441
Sweden (4.1%):
Communication Services (0.3%):
Telia Co. AB .......................................................... 70,492 269
Consumer Discretionary (0.4%):
Evolution AB(c) ........................................................ 1,435 118
H & M Hennes & Mauritz AB, Class B(a) ..................................... 13,207 246
364
Consumer Staples (0.3%):
Essity AB, Class B ...................................................... 8,986 235
Financials (1.3%):
EQT AB ............................................................. 3,370 116
Industrivarden AB, Class C ................................................ 5,757 228
Investor AB, Class B .................................................... 7,277 227
Skandinaviska Enskilda Banken AB, Class A ................................... 11,040 216
Svenska Handelsbanken AB, Class A ......................................... 15,578 203
Swedbank AB, Class A ................................................... 7,377 222
1,212
Industrials (1.5%):
Alfa Laval AB ......................................................... 4,859 221
Assa Abloy AB, Class B .................................................. 6,049 210
Atlas Copco AB, Class A ................................................. 10,339 175
Epiroc AB, Class A(a) ................................................... 8,819 186
Lifco AB, Class B ...................................................... 4,984 168
Saab AB, Class B(a) ..................................................... 1,619 99

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Sandvik AB ........................................................... 6,804 $ 189
Volvo AB, Class B ...................................................... 5,042 145
1,393
Information Technology (0.3%):
Hexagon AB, Class B .................................................... 13,100 156
Telefonaktiebolaget LM Ericsson, Class B ..................................... 20,712 171
327
3,800
Switzerland (6.5%):
Communication Services (0.3%):
Swisscom AG, Registered Shares ........................................... 460 334
Consumer Discretionary (0.2%):
Cie Financiere Richemont SA, Registered Shares ................................ 819 156
Consumer Staples (0.7%):
Chocoladefabriken Lindt & Spruengli AG, Class PC .............................. 14 214
Coca-Cola HBC AG(b) ................................................... 4,046 191
Nestle SA, Registered Shares .............................................. 2,650 243
648
Financials (1.3%):
Julius Baer Group Ltd. ................................................... 2,166 150
Partners Group Holding AG ............................................... 113 147
Swiss Life Holding AG ................................................... 246 264
Swiss Re AG .......................................................... 1,136 210
UBS Group AG ........................................................ 3,901 159
Zurich Insurance Group AG ............................................... 346 246
1,176
Health Care (1.4%):
Alcon AG ............................................................ 2,175 162
Lonza Group AG, Registered Shares ......................................... 291 193
Novartis AG, Registered Shares ............................................. 1,821 229
Roche Holding AG ...................................................... 669 218
Sandoz Group AG ...................................................... 2,490 147
Sonova Holding AG ..................................................... 830 226
Straumann Holding AG, Class R ............................................ 1,358 145
1,320
Industrials (1.3%):
ABB Ltd., Registered Shares ............................................... 2,447 176
Belimo Holding AG, Class R .............................................. 132 138
Geberit AG, Registered Shares ............................................. 300 225
Kuehne + Nagel International AG, Class R ..................................... 902 168
Schindler Holding AG, Class PC ............................................ 667 252
SGS SA, Registered Shares ................................................ 2,089 217
1,176
Information Technology (0.3%):
Logitech International SA, Registered Shares ................................... 1,293 141
STMicroelectronics NV .................................................. 3,784 106
247
Materials (1.0%):
DSM-Firmenich AG ..................................................... 2,265 193
EMS-Chemie Holding AG ................................................ 319 226
Givaudan SA, Registered Shares ............................................ 53 215
Holcim AG(b) ......................................................... 1,858 157
Sika AG, Registered Shares ................................................ 809 180
971
6,028
United Kingdom (8.5%):
Communication Services (0.4%):
BT Group PLC ........................................................ 62,566 161

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Informa PLC .......................................................... 16,739 $ 206
367
Consumer Discretionary (0.7%):
Compass Group PLC .................................................... 6,595 224
InterContinental Hotels Group PLC .......................................... 1,635 197
Next PLC ............................................................ 1,290 215
636
Consumer Staples (1.8%):
Associated British Foods PLC .............................................. 6,783 187
British American Tobacco PLC ............................................. 3,851 204
Diageo PLC ........................................................... 6,913 165
Haleon PLC ........................................................... 47,326 212
Imperial Brands PLC .................................................... 6,127 260
Reckitt Benckiser Group PLC .............................................. 2,952 227
Tesco PLC ............................................................ 37,037 222
Unilever PLC ......................................................... 4,266 253
1,730
Energy (0.4%):
BP PLC .............................................................. 29,228 167
Shell PLC ............................................................ 6,380 227
394
Financials (2.3%):
3i Group PLC ......................................................... 3,575 197
Admiral Group PLC ..................................................... 5,205 235
Aviva PLC ............................................................ 26,475 244
Barclays PLC ......................................................... 30,034 153
HSBC Holdings PLC .................................................... 15,825 223
Legal & General Group PLC ............................................... 68,741 220
Lloyds Banking Group PLC ............................................... 166,578 188
London Stock Exchange Group PLC ......................................... 1,531 175
NatWest Group PLC ..................................................... 24,660 173
Standard Chartered PLC .................................................. 7,781 150
Wise PLC, Class A(b) .................................................... 11,153 155
2,113
Health Care (0.6%):
AstraZeneca PLC ....................................................... 1,232 185
GSK PLC ............................................................ 9,540 202
Smith & Nephew PLC ................................................... 9,210 166
553
Industrials (0.9%):
Ashtead Group PLC ..................................................... 1,978 132
BAE Systems PLC ...................................................... 6,023 167
International Consolidated Airlines Group SA ................................... 27,373 142
RELX PLC ........................................................... 5,320 254
Rolls-Royce Holdings PLC ................................................ 9,055 145
840
Information Technology (0.5%):
Halma PLC ........................................................... 4,965 230
The Sage Group PLC .................................................... 16,312 241
471
Materials (0.4%):
Anglogold Ashanti PLC .................................................. 1,871 132
Rio Tinto PLC ......................................................... 3,673 241
373
Utilities (0.5%):
National Grid PLC ...................................................... 16,734 240

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 214
Security Description Shares
Value
(000)
SSE PLC ............................................................. 9,559 $ 224
464
7,941
United States (0.6%):
Consumer Discretionary (0.1%):
Flutter Entertainment PLC, Class DI(b) ....................................... 483 126
Financials (0.2%):
Brookfield Asset Management Ltd., Class A .................................... 2,319 132
Health Care (0.1%):
Amrize Ltd.(b) ......................................................... 2,017 97
Industrials (0.2%):
RB Global, Inc. ........................................................ 1,846 200
555
Total Common Stocks (Cost $72,639) 92,029
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc., expiring 3/31/40(b)(e) .............................. 112 —
Total Warrants (Cost $–) —
Collateral for Securities Loaned (1.9%)^
United States (1.9%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.03%(f) ........ 437,428 438
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.05%(f) ............ 437,428 437
Invesco Government & Agency Portfolio, Institutional Shares, 4.05%(f) ................ 437,428 437
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.04%(f) . 437,428 437
Total Collateral for Securities Loaned (Cost $1,749) 1,749
Total Investments (Cost $74,388) — 100.5% 93,778
Liabilities in excess of other assets — (0.5)% (491)
NET ASSETS - 100.00% $ 93,287
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2025, the fair value of these securities was
$2,237 (thousands) and amounted to 2.4% of net assets.
(d) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at September 30, 2025 (amounts
in thousands):
(e) Security was fair valued using significant unobservable inputs as of September 30, 2025.
(f) Rate disclosed is the daily yield on September 30, 2025.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini MSCI EAFE Index Futures ...... 5 12/19/25 $ 695 $ 696 $ 1
Total unrealized appreciation $ 1
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 1

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios II
VictoryShares US Large Cap High Div Volatility Wtd ETF

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.3%)
Communication Services (4.2%):
AT&T, Inc. ........................................................... 144,163 $ 4,071
Comcast Corp., Class A .................................................. 103,266 3,245
Omnicom Group, Inc. .................................................... 41,107 3,351
Verizon Communications, Inc. .............................................. 102,675 4,513
15,180
Consumer Discretionary (4.0%):
Best Buy Co., Inc. ...................................................... 28,726 2,172
Darden Restaurants, Inc. .................................................. 15,590 2,968
Ford Motor Co. ........................................................ 256,552 3,069
Genuine Parts Co. ...................................................... 26,849 3,721
Starbucks Corp. ........................................................ 30,568 2,586
14,516
Consumer Staples (21.2%):
Altria Group, Inc. ....................................................... 74,696 4,934
Archer-Daniels-Midland Co. ............................................... 52,720 3,150
Brown-Forman Corp., Class B(a) ........................................... 80,009 2,167
Bunge Global SA ....................................................... 37,242 3,026
General Mills, Inc. ...................................................... 82,919 4,181
Hormel Foods Corp. ..................................................... 147,326 3,645
Kenvue, Inc. .......................................................... 183,784 2,983
Keurig Dr. Pepper, Inc. ................................................... 131,198 3,347
Kimberly-Clark Corp. .................................................... 37,773 4,697
McCormick & Co., Inc. .................................................. 57,646 3,857
Mondelez International, Inc., Class A ......................................... 68,256 4,264
PepsiCo, Inc. .......................................................... 27,702 3,890
Philip Morris International, Inc. ............................................. 21,552 3,496
Sysco Corp. ........................................................... 55,434 4,564
Target Corp. .......................................................... 28,344 2,542
The Clorox Co. ........................................................ 36,334 4,480
The Coca-Cola Co. ...................................................... 77,322 5,128
The Hershey Co. ....................................................... 17,834 3,336
The Procter & Gamble Co. ................................................ 31,835 4,891
Tyson Foods, Inc., Class A ................................................ 75,504 4,100
76,678
Electric Utilities (15.8%):
Alliant Energy Corp. .................................................... 77,750 5,241
American Electric Power Co., Inc. ........................................... 44,967 5,059
Duke Energy Corp. ...................................................... 44,005 5,446
Edison International ..................................................... 45,020 2,489
Evergy, Inc. ........................................................... 77,999 5,929
Eversource Energy ...................................................... 59,200 4,211
Exelon Corp. .......................................................... 111,343 5,012
FirstEnergy Corp. ....................................................... 99,723 4,569
NextEra Energy, Inc. .................................................... 44,912 3,390
PPL Corp. ............................................................ 142,547 5,297
The Southern Co. ....................................................... 56,594 5,363
Xcel Energy, Inc. ....................................................... 65,400 5,275
57,281
Energy (11.9%):
Chevron Corp. ......................................................... 22,763 3,535
ConocoPhillips Co. ..................................................... 28,001 2,649
Coterra Energy, Inc. ..................................................... 125,799 2,975
Devon Energy Corp. ..................................................... 60,328 2,115
Diamondback Energy, Inc. ................................................ 15,663 2,241
EOG Resources, Inc. .................................................... 25,754 2,888
Exxon Mobil Corp. ..................................................... 34,274 3,864
Halliburton Co. ........................................................ 97,879 2,408
Kinder Morgan, Inc. ..................................................... 133,262 3,773
ONEOK, Inc. .......................................................... 38,216 2,789

Victory Portfolios II
VictoryShares US Large Cap High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Phillips 66 Co. ......................................................... 18,648 $ 2,536
Schlumberger NV ...................................................... 68,505 2,354
The Williams Cos., Inc. .................................................. 59,773 3,787
Valero Energy Corp. ..................................................... 16,101 2,741
Viper Energy, Inc., Class A ................................................ 64,602 2,469
43,124
Financials (15.8%):
Ally Financial, Inc. ...................................................... 67,243 2,636
Blue Owl Capital, Inc.(a) ................................................. 112,330 1,902
Citizens Financial Group, Inc. .............................................. 54,645 2,905
CME Group, Inc. ....................................................... 19,072 5,153
Fidelity National Financial, Inc. ............................................ 58,053 3,512
Fifth Third Bancorp ..................................................... 72,542 3,232
Franklin Resources, Inc. .................................................. 112,880 2,611
Huntington Bancshares, Inc. ............................................... 170,650 2,947
M&T Bank Corp. ....................................................... 17,211 3,401
MetLife, Inc. .......................................................... 39,460 3,250
Principal Financial Group, Inc. ............................................. 39,916 3,309
Prudential Financial, Inc. ................................................. 30,906 3,206
Regions Financial Corp. .................................................. 113,749 2,999
State Street Corp. ....................................................... 28,081 3,258
T. Rowe Price Group, Inc. ................................................. 29,257 3,003
The PNC Financial Services Group, Inc. ...................................... 17,564 3,529
Truist Financial Corp. .................................................... 67,249 3,075
U.S. Bancorp .......................................................... 67,493 3,262
57,190
Health Care (9.8%):
AbbVie, Inc. .......................................................... 17,705 4,099
Amgen, Inc. ........................................................... 12,631 3,565
Bristol-Myers Squibb Co. ................................................. 71,883 3,242
CVS Health Corp. ...................................................... 36,403 2,744
Gilead Sciences, Inc. .................................................... 29,551 3,280
Johnson & Johnson ..................................................... 26,055 4,831
Medtronic PLC ........................................................ 45,516 4,335
Merck & Co., Inc. ...................................................... 39,179 3,288
Pfizer, Inc. ............................................................ 152,892 3,896
UnitedHealth Group, Inc. ................................................. 5,919 2,044
35,324
Industrials (4.7%):
Lockheed Martin Corp. ................................................... 7,501 3,745
Paychex, Inc. .......................................................... 27,550 3,492
Snap-on, Inc. .......................................................... 11,342 3,930
United Parcel Service, Inc., Class B .......................................... 32,231 2,692
Watsco, Inc. ........................................................... 7,377 2,983
16,842
Information Technology (2.2%):
HP, Inc. .............................................................. 88,978 2,423
International Business Machines Corp. ........................................ 12,877 3,634
Texas Instruments, Inc. ................................................... 11,116 2,042
8,099
Materials (0.5%):
LyondellBasell Industries NV, Class A ........................................ 39,944 1,959
Multi-Utilities (9.2%):
CMS Energy Corp. ...................................................... 75,771 5,551
Consolidated Edison, Inc. ................................................. 47,305 4,755
Dominion Energy, Inc. ................................................... 68,088 4,165
DTE Energy Co. ....................................................... 38,721 5,476
Public Service Enterprise Group, Inc. ......................................... 52,741 4,402
Sempra .............................................................. 35,053 3,154

Victory Portfolios II
VictoryShares US Large Cap High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
WEC Energy Group, Inc. ................................................. 50,915 $ 5,834
33,337
Total Common Stocks (Cost $332,094)
a
a
a
359,530
Collateral for Securities Loaned (0.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.03%(b) ........ 711,890 712
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.05%(b) ............ 711,890 712
Invesco Government & Agency Portfolio, Institutional Shares, 4.05%(b) ............... 711,890 712
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.04%(b) . 711,890 712
Total Collateral for Securities Loaned (Cost $2,848)
a
a
a
2,848
Total Investments (Cost $334,942) — 100.1% 362,378
Liabilities in excess of other assets —  (0.1)% (468)
NET ASSETS - 100.00% $ 361,910
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on September 30, 2025.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 5 12/19/25 $ 1,665 $ 1,685 $ 20
Total unrealized appreciation $ 20
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 20

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.5%)
Banks (18.0%):
Associated Banc-Corp. ................................................... 100,532 $ 2,585
Atlantic Union Bankshares Corp. ............................................ 69,656 2,458
Bank of Hawaii Corp. .................................................... 48,612 3,191
Columbia Banking System, Inc. ............................................ 90,833 2,338
CVB Financial Corp. .................................................... 153,444 2,902
First Busey Corp. ....................................................... 123,668 2,863
First Financial Bancorp ................................................... 118,172 2,984
First Hawaiian, Inc. ..................................................... 125,417 3,114
First Interstate BancSystem, Inc. , Class A ...................................... 78,735 2,509
First Merchants Corp. .................................................... 73,421 2,768
Fulton Financial Corp. ................................................... 145,915 2,718
Provident Financial Services, Inc. ........................................... 140,902 2,717
Simmons First National Corp. , Class A ....................................... 157,354 3,016
United Bankshares, Inc. .................................................. 88,663 3,299
Valley National Bancorp .................................................. 253,470 2,687
WaFd, Inc. ............................................................ 91,185 2,762
WesBanco, Inc. ........................................................ 92,261 2,946
47,857
Capital Markets (3.9%):
Artisan Partners Asset Management, Inc. , Class A ................................ 58,860 2,554
GCM Grosvenor, Inc. , Class A (a) ........................................... 320,355 3,867
Lazard, Inc. ........................................................... 32,888 1,736
Moelis & Co. , Class A ................................................... 31,164 2,223
10,380
Communication Services (3.6%):
Iridium Communications, Inc. .............................................. 75,589 1,320
John Wiley & Sons, Inc. , Class A ............................................ 63,792 2,582
Nexstar Media Group, Inc. ................................................ 12,588 2,489
Warner Music Group Corp. , Class A ......................................... 96,314 3,280
9,671
Consumer Discretionary (14.3%):
ADT, Inc. ............................................................ 374,869 3,265
American Eagle Outfitters, Inc. ............................................. 109,176 1,868
Brunswick Corp. ....................................................... 30,046 1,900
Columbia Sportswear Co. ................................................. 38,540 2,016
Harley-Davidson, Inc. ................................................... 66,791 1,864
Kontoor Brands, Inc. .................................................... 24,066 1,920
LCI Industries ......................................................... 23,041 2,146
Lear Corp. ............................................................ 22,442 2,258
Levi Strauss & Co. , Class A ............................................... 89,529 2,086
Macy's, Inc. ........................................................... 136,369 2,445
Marriott Vacations Worldwide Corp. ......................................... 23,548 1,567
Steven Madden Ltd. ..................................................... 54,534 1,826
Strategic Education, Inc. .................................................. 33,640 2,893
The Buckle, Inc. ........................................................ 48,286 2,832
The Wendy's Co. (a) ..................................................... 260,834 2,389
Travel + Leisure Co. ..................................................... 37,832 2,251
Vail Resorts, Inc. (a) ..................................................... 15,867 2,373
37,899
Consumer Finance (0.8%):
OneMain Holdings, Inc. .................................................. 37,938 2,142
Consumer Staples (5.7%):
Cal-Maine Foods, Inc. ................................................... 17,408 1,638
Energizer Holdings, Inc. .................................................. 71,304 1,775
Flowers Foods, Inc. ..................................................... 239,535 3,126
Interparfums, Inc. ....................................................... 23,484 2,311
J & J Snack Foods Corp. .................................................. 25,916 2,490

Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Reynolds Consumer Products, Inc. .......................................... 160,362 $ 3,924
15,264
Energy (9.2%):
Archrock, Inc. ......................................................... 84,769 2,230
California Resources Corp. ................................................ 41,156 2,189
Chord Energy Corp. ..................................................... 18,737 1,862
Civitas Resources, Inc. ................................................... 35,954 1,169
Kinetik Holdings, Inc. ................................................... 54,029 2,309
Kodiak Gas Services, Inc. ................................................. 52,841 1,954
Liberty Energy, Inc. ..................................................... 127,900 1,578
Magnolia Oil & Gas Corp. , Class A .......................................... 92,258 2,202
Murphy Oil Corp. ...................................................... 68,510 1,946
Northern Oil & Gas, Inc. (a) ................................................ 62,597 1,552
NOV, Inc. ............................................................ 146,819 1,945
SM Energy Co. ........................................................ 53,254 1,330
Viper Energy, Inc. , Class A ................................................ 59,937 2,291
24,557
Financial Services (1.0%):
The Western Union Co. ................................................... 331,397 2,648
Health Care (1.8%):
Organon & Co. ........................................................ 161,780 1,728
Premier, Inc. , Class A .................................................... 113,114 3,144
4,872
Industrials (9.1%):
Atkore, Inc. ........................................................... 27,117 1,701
Concentrix Corp. ....................................................... 25,035 1,155
HNI Corp. ............................................................ 64,016 2,999
Insperity, Inc. .......................................................... 31,176 1,534
Korn Ferry ........................................................... 44,215 3,094
MDU Resources Group, Inc. ............................................... 224,805 4,004
MSC Industrial Direct Co., Inc. ............................................. 34,921 3,218
Pitney Bowes, Inc. ...................................................... 162,737 1,857
Robert Half, Inc. ....................................................... 66,307 2,253
Trinity Industries, Inc. ................................................... 88,591 2,484
24,299
Information Technology (1.0%):
Avnet, Inc. ............................................................ 50,560 2,643
Insurance (0.8%):
Lincoln National Corp. ................................................... 49,129 1,981
Materials (5.6%):
Avient Corp. .......................................................... 56,722 1,869
Cabot Corp. ........................................................... 34,953 2,658
FMC Corp. ........................................................... 40,780 1,371
Greif, Inc. , Class A ...................................................... 40,128 2,398
Sealed Air Corp. ....................................................... 77,583 2,743
Sylvamo Corp. ......................................................... 44,363 1,962
The Scotts Miracle-Gro Co. ............................................... 34,970 1,992
14,993
Mortgage Real Estate Investment
Trusts (REITs) (1.0%):
HA Sustainable Infrastructure Capital, Inc. ..................................... 87,914 2,699
Utilities (23.7%):
American States Water Co. ................................................ 55,353 4,059
Avista Corp. .......................................................... 122,273 4,623
Black Hills Corp. ....................................................... 77,400 4,767
California Water Service Group ............................................. 83,549 3,834
Clearway Energy, Inc. , Class C ............................................. 108,019 3,052
H2O America ......................................................... 66,322 3,230
IDACORP, Inc. ........................................................ 38,555 5,095

Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
National Fuel Gas Co. ................................................... 50,370 $ 4,653
New Jersey Resources Corp. ............................................... 104,656 5,039
ONE Gas, Inc. ......................................................... 56,328 4,559
Otter Tail Corp. ........................................................ 41,056 3,365
Portland General Electric Co. .............................................. 101,546 4,468
Southwest Gas Holdings, Inc. .............................................. 45,405 3,557
Spire, Inc. ............................................................ 56,576 4,612
UGI Corp. ............................................................ 123,404 4,104
63,017
Total Common Stocks (Cost $259,029)
a
a
a
264,922
Collateral for Securities Loaned (1.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .03% (b) ........ 661,483 662
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .05% (b) ............ 661,483 662
Invesco Government & Agency Portfolio, Institutional Shares , 4 .05% (b) ............... 661,483 661
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .04% (b) . 661,483 661
Total Collateral for Securities Loaned (Cost $2,646)
a
a
a
2,646
Total Investments (Cost $261,675) — 100.5% 267,568
Liabilities in excess of other assets —  (0.5)% (1,319)
NET ASSETS - 100.00% $ 266,249
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on September 30, 2025.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini Russell 2000 Index Futures ...... 7 12/19/25 $ 848 $ 859 $ 11
Total unrealized appreciation $ 11
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 11

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios II
VictoryShares Dividend Accelerator ETF

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.3%)
Beverages (7.0%):
Brown-Forman Corp. , Class B ............................................. 216,362 $ 5,859
Constellation Brands, Inc. , Class A .......................................... 10,539 1,419
PepsiCo, Inc. .......................................................... 43,915 6,168
The Coca-Cola Co. ...................................................... 50,419 3,344
16,790
Consumer Discretionary (6.3%):
Dick's Sporting Goods, Inc. ................................................ 9,185 2,041
Genuine Parts Co. ...................................................... 34,704 4,810
Lowe's Cos., Inc. ....................................................... 10,559 2,654
McDonald's Corp. ...................................................... 12,253 3,723
Williams-Sonoma, Inc. ................................................... 10,063 1,967
15,195
Consumer Staples Distribution & Retail (6.3%):
Sysco Corp. ........................................................... 41,793 3,441
Target Corp. .......................................................... 61,715 5,536
The Kroger Co. ........................................................ 57,235 3,858
Walmart, Inc. .......................................................... 22,503 2,319
15,154
Energy (4.5%):
Chevron Corp. ......................................................... 40,658 6,314
Exxon Mobil Corp. ..................................................... 40,457 4,561
10,875
Financials (20.2%):
Aflac, Inc. ............................................................ 28,223 3,153
American Financial Group, Inc. ............................................. 22,454 3,272
Ameriprise Financial, Inc. ................................................. 4,172 2,050
Brown & Brown, Inc. .................................................... 12,168 1,141
Chubb Ltd. ........................................................... 5,825 1,644
Cincinnati Financial Corp. ................................................ 16,217 2,564
Commerce Bancshares, Inc. ............................................... 44,058 2,633
First Citizens Bancshares, Inc. , Class A ....................................... 554 991
Franklin Resources, Inc. .................................................. 292,606 6,768
Marsh & McLennan Cos., Inc. ............................................. 9,221 1,858
Mastercard, Inc. , Class A ................................................. 2,919 1,660
Old Republic International Corp. ............................................ 89,296 3,792
S&P Global, Inc. ....................................................... 3,236 1,575
SEI Investments Co. ..................................................... 33,330 2,828
T. Rowe Price Group, Inc. ................................................. 74,663 7,663
The Travelers Cos., Inc. .................................................. 11,792 3,293
Visa, Inc. , Class A ...................................................... 4,939 1,686
48,571
Food Products (5.8%):
Archer-Daniels-Midland Co. ............................................... 91,222 5,450
Hormel Foods Corp. ..................................................... 227,824 5,636
McCormick & Co., Inc. .................................................. 44,451 2,974
14,060
Health Care (8.0%):
Becton Dickinson & Co. .................................................. 15,576 2,915
Cardinal Health, Inc. .................................................... 8,341 1,309
Eli Lilly & Co. ......................................................... 1,857 1,417
Johnson & Johnson ..................................................... 27,974 5,187
McKesson Corp. ....................................................... 1,514 1,170
Medtronic PLC ........................................................ 59,676 5,683
STERIS PLC .......................................................... 6,598 1,633
19,314
Household Products (7.2%):
Colgate-Palmolive Co. ................................................... 41,430 3,312
Kimberly-Clark Corp. .................................................... 43,874 5,455

Victory Portfolios II
VictoryShares Dividend Accelerator ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
The Clorox Co. ........................................................ 43,504 $ 5,364
The Procter & Gamble Co. ................................................ 21,077 3,239
17,370
Industrials (14.4%):
Advanced Drainage Systems, Inc. ........................................... 10,142 1,407
Carlisle Cos., Inc. ....................................................... 4,172 1,372
Caterpillar, Inc. ........................................................ 4,245 2,025
Cummins, Inc. ......................................................... 7,022 2,966
Dover Corp. ........................................................... 10,119 1,688
Emerson Electric Co. .................................................... 26,534 3,481
Illinois Tool Works, Inc. .................................................. 15,066 3,929
Nordson Corp. ......................................................... 10,432 2,368
Owens Corning ........................................................ 10,951 1,549
Parker-Hannifin Corp. ................................................... 2,750 2,085
Stanley Black & Decker, Inc. .............................................. 90,245 6,708
Union Pacific Corp. ..................................................... 15,453 3,653
W.W. Grainger, Inc. ..................................................... 1,394 1,328
34,559
Information Technology (3.5%):
Lam Research Corp. ..................................................... 16,508 2,210
Microsoft Corp. ........................................................ 2,791 1,446
Monolithic Power Systems, Inc. ............................................ 1,574 1,449
Oracle Corp. .......................................................... 11,825 3,326
8,431
Materials (7.5%):
Air Products and Chemicals, Inc. ............................................ 10,596 2,890
Ecolab, Inc. ........................................................... 8,313 2,277
Linde PLC ............................................................ 3,354 1,593
Martin Marietta Materials, Inc. ............................................. 2,628 1,656
Nucor Corp. ........................................................... 13,665 1,851
PPG Industries, Inc. ..................................................... 32,875 3,455
RPM International, Inc. .................................................. 20,446 2,410
The Sherwin-Williams Co. ................................................ 5,463 1,892
18,024
Tobacco (3.9%):
Altria Group, Inc. ....................................................... 140,471 9,279
Utilities (4.7%):
Atmos Energy Corp. ..................................................... 17,054 2,912
Consolidated Edison, Inc. ................................................. 46,932 4,718
OGE Energy Corp. ...................................................... 81,392 3,766
11,396
Total Common Stocks (Cost $223,923)
a
a
a
239,018
Total Investments (Cost $223,923) — 99.3% 239,018
Other assets in excess of liabilities —  0.7% 1,564
NET ASSETS - 100.00% $ 240,582
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 3 12/19/25 $ 998 $ 1,011 $ 13
Total unrealized appreciation $ 13
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 13

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios II
VictoryShares US Multi-Factor Minimum Volatility ETF

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.6%)
Communication Services (10.5%):
Alphabet, Inc. , Class A ................................................... 36,147 $ 8,787
Comcast Corp. , Class A .................................................. 8,884 279
Electronic Arts, Inc. ..................................................... 20,449 4,125
13,191
Consumer Discretionary (3.4%):
Aptiv PLC (a) .......................................................... 4,774 412
Best Buy Co., Inc. ...................................................... 5,037 381
General Motors Co. ..................................................... 6,761 412
LKQ Corp. ........................................................... 16,222 495
Murphy USA, Inc. ...................................................... 1,992 773
Ralph Lauren Corp. ..................................................... 4,448 1,395
The TJX Cos., Inc. ...................................................... 2,744 397
4,265
Consumer Staples (12.8%):
Altria Group, Inc. ....................................................... 51,746 3,418
Colgate-Palmolive Co. ................................................... 4,463 357
The Hershey Co. ....................................................... 14,975 2,801
The Kroger Co. ........................................................ 6,502 438
The Procter & Gamble Co. ................................................ 25,558 3,927
Walmart, Inc. .......................................................... 49,846 5,137
16,078
Energy (5.6%):
EOG Resources, Inc. .................................................... 28,019 3,141
Exxon Mobil Corp. ..................................................... 34,863 3,931
7,072
Financials (9.8%):
Aflac, Inc. ............................................................ 31,123 3,476
American International Group, Inc. .......................................... 8,762 688
Axis Capital Holdings Ltd. ................................................ 6,185 593
Capital One Financial Corp. ............................................... 1,583 336
Cincinnati Financial Corp. ................................................ 12,869 2,035
MetLife, Inc. .......................................................... 3,528 291
PayPal Holdings, Inc. (a) .................................................. 4,354 292
Primerica, Inc. ......................................................... 1,314 365
T. Rowe Price Group, Inc. ................................................. 3,081 316
The Allstate Corp. ...................................................... 17,289 3,711
The Hartford Insurance Group, Inc. .......................................... 2,293 306
12,409
Health Care (14.6%):
AbbVie, Inc. .......................................................... 20,466 4,739
Amgen, Inc. ........................................................... 905 255
Exelixis, Inc. (a) ........................................................ 8,556 353
Gilead Sciences, Inc. .................................................... 4,628 514
Johnson & Johnson ..................................................... 26,257 4,869
Merck & Co., Inc. ...................................................... 44,129 3,704
Tenet Healthcare Corp. (a) ................................................. 2,114 429
The Cigna Group ....................................................... 11,157 3,216
United Therapeutics Corp. (a) .............................................. 919 385
18,464
Industrials (15.7%):
Automatic Data Processing, Inc. ............................................ 11,343 3,329
CSX Corp. ............................................................ 10,320 366
General Dynamics Corp. .................................................. 9,026 3,078
Lockheed Martin Corp. ................................................... 8,271 4,129
Mueller Industries, Inc. ................................................... 4,063 411
Northrop Grumman Corp. ................................................. 5,930 3,613
Republic Services, Inc. ................................................... 14,762 3,388
Snap-on, Inc. .......................................................... 840 291

Victory Portfolios II
VictoryShares US Multi-Factor Minimum Volatility ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
The Toro Co. .......................................................... 3,894 $ 297
Trane Technologies PLC .................................................. 844 356
Watsco, Inc. ........................................................... 556 225
Westinghouse Air Brake Technologies Corp. .................................... 1,568 314
19,797
Information Technology (24.9%):
Adobe, Inc. (a) ......................................................... 8,478 2,991
Apple, Inc. ........................................................... 51,044 12,997
Cognizant Technology Solutions Corp. , Class A ................................. 37,621 2,523
NetApp, Inc. .......................................................... 20,842 2,469
QUALCOMM, Inc. ..................................................... 16,741 2,785
Salesforce, Inc. ........................................................ 12,884 3,054
TE Connectivity PLC .................................................... 21,046 4,620
31,439
Materials (1.7%):
AptarGroup, Inc. ....................................................... 3,641 487
Crown Holdings, Inc. .................................................... 10,023 968
Packaging Corp. of America ............................................... 2,960 645
2,100
Real Estate (0.6%):
Lamar Advertising Co. , Class A ............................................. 2,493 305
Simon Property Group, Inc. ............................................... 2,221 417
722
Total Common Stocks (Cost $106,890)
a
a
a
125,537
Total Investments (Cost $106,890) — 99.6% 125,537
Other assets in excess of liabilities —  0.4% 555
NET ASSETS - 100.00% $ 126,092
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 1 12/19/25 $ 332 $ 337 $ 5
Total unrealized appreciation $ 5
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 5

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (4.1%):
Alphabet, Inc. , Class A ................................................... 3,683 $ 895
AT&T, Inc. ........................................................... 38,539 1,088
Charter Communications, Inc. , Class A (a) ..................................... 2,346 646
Comcast Corp. , Class A .................................................. 27,606 867
Electronic Arts, Inc. ..................................................... 4,590 926
Fox Corp. , Class A ...................................................... 14,818 935
Liberty Media Corp.-Liberty Formula One, Series C (a) ............................ 9,823 1,026
Live Nation Entertainment, Inc. (a) ........................................... 5,052 826
Meta Platforms, Inc. , Class A .............................................. 879 646
Netflix, Inc. (a) ......................................................... 640 767
News Corp. , Class A ..................................................... 38,682 1,188
Omnicom Group, Inc. .................................................... 10,990 896
Pinterest, Inc. , Class A (a) ................................................. 13,825 445
Reddit, Inc. , Class A (a) ................................................... 1,405 323
The Trade Desk, Inc. , Class A (a) ............................................ 5,717 280
The Walt Disney Co. .................................................... 6,933 794
TKO Group Holdings, Inc. ................................................ 3,961 800
T-Mobile US, Inc. ...................................................... 3,543 848
Verizon Communications, Inc. .............................................. 27,448 1,206
Warner Bros Discovery, Inc. (a) ............................................. 38,460 751
Warner Music Group Corp. , Class A ......................................... 27,752 945
17,098
Consumer Discretionary (9.1%):
Airbnb, Inc. , Class A (a) .................................................. 4,722 573
Amazon.com, Inc. (a) .................................................... 3,236 711
Aptiv PLC (a) .......................................................... 8,728 753
AutoZone, Inc. (a) ....................................................... 285 1,223
Best Buy Co., Inc. ...................................................... 7,679 581
Booking Holdings, Inc. ................................................... 163 880
Burlington Stores, Inc. (a) ................................................. 2,135 543
Carvana Co. (a) ......................................................... 915 345
Chewy, Inc. , Class A (a) .................................................. 15,364 621
Chipotle Mexican Grill, Inc. (a) ............................................. 17,575 689
Coupang, Inc. (a) ....................................................... 26,847 864
D.R. Horton, Inc. ....................................................... 3,927 665
Darden Restaurants, Inc. .................................................. 4,168 793
Deckers Outdoor Corp. (a) ................................................. 3,810 386
Dick's Sporting Goods, Inc. ................................................ 2,600 578
Domino's Pizza, Inc. ..................................................... 1,982 856
DoorDash, Inc. , Class A (a) ................................................ 2,530 688
Duolingo, Inc. (a) ....................................................... 1,302 419
eBay, Inc. ............................................................ 7,854 714
Expedia Group, Inc. ..................................................... 2,597 555
Ford Motor Co. ........................................................ 68,584 820
Garmin Ltd. ........................................................... 2,896 713
General Motors Co. ..................................................... 12,065 736
Genuine Parts Co. ...................................................... 7,177 995
Hilton Worldwide Holdings, Inc. ............................................ 3,450 895
Hyatt Hotels Corp. , Class A ................................................ 4,807 682
Las Vegas Sands Corp. ................................................... 11,263 606
Lennar Corp. , Class A .................................................... 5,496 693
Lowe's Cos., Inc. ....................................................... 4,014 1,009
Marriott International, Inc. , Class A .......................................... 3,202 834
McDonald's Corp. ...................................................... 4,358 1,324
NIKE, Inc. , Class B ..................................................... 7,828 546
NVR, Inc. (a) .......................................................... 110 884
O'Reilly Automotive, Inc. (a) ............................................... 12,027 1,297
PulteGroup, Inc. ........................................................ 5,316 702
Ralph Lauren Corp. ..................................................... 2,034 638
Ross Stores, Inc. ....................................................... 6,646 1,013
Royal Caribbean Cruises Ltd. .............................................. 1,541 499

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Somnigroup International, Inc. ............................................. 9,321 $ 786
Starbucks Corp. ........................................................ 8,172 691
Tapestry, Inc. .......................................................... 5,634 638
Tesla, Inc. (a) .......................................................... 1,113 495
The Home Depot, Inc. ................................................... 2,680 1,086
The TJX Cos., Inc. ...................................................... 10,088 1,458
Toll Brothers, Inc. ...................................................... 4,906 678
Tractor Supply Co. ...................................................... 14,133 804
Ulta Beauty, Inc. (a) ..................................................... 1,367 747
Williams-Sonoma, Inc. ................................................... 3,093 605
Wynn Resorts Ltd. ...................................................... 4,929 632
Yum! Brands, Inc. ...................................................... 7,088 1,077
38,020
Consumer Staples (7.8%):
Altria Group, Inc. ....................................................... 19,968 1,319
Archer-Daniels-Midland Co. ............................................... 14,093 842
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 8,134 758
Brown-Forman Corp. , Class B ............................................. 21,389 579
Bunge Global SA ....................................................... 9,956 809
Casey's General Stores, Inc. ............................................... 1,788 1,011
Celsius Holdings, Inc. (a) .................................................. 6,367 366
Church & Dwight Co., Inc. ................................................ 13,142 1,152
Colgate-Palmolive Co. ................................................... 14,474 1,157
Costco Wholesale Corp. .................................................. 1,214 1,124
Dollar General Corp. .................................................... 6,404 662
General Mills, Inc. ...................................................... 22,167 1,118
Hormel Foods Corp. ..................................................... 39,384 974
Kenvue, Inc. .......................................................... 49,131 797
Keurig Dr. Pepper, Inc. ................................................... 35,074 895
Kimberly-Clark Corp. .................................................... 10,098 1,256
McCormick & Co., Inc. .................................................. 15,411 1,031
Mondelez International, Inc. , Class A ......................................... 18,247 1,140
Monster Beverage Corp. (a) ................................................ 17,879 1,203
PepsiCo, Inc. .......................................................... 7,405 1,040
Performance Food Group Co. (a) ............................................ 9,431 981
Philip Morris International, Inc. ............................................. 5,762 935
Sprouts Farmers Market, Inc. (a) ............................................ 4,830 525
Sysco Corp. ........................................................... 14,819 1,220
Target Corp. .......................................................... 7,577 680
The Clorox Co. ........................................................ 9,713 1,198
The Coca-Cola Co. ...................................................... 20,670 1,371
The Hershey Co. ....................................................... 4,768 892
The Kroger Co. ........................................................ 14,158 954
The Procter & Gamble Co. ................................................ 8,512 1,308
Tyson Foods, Inc. , Class A ................................................ 20,184 1,096
U.S. Foods Holding Corp. (a) ............................................... 13,753 1,054
Walmart, Inc. .......................................................... 10,308 1,062
32,509
Energy (4.1%):
Baker Hughes Co. ...................................................... 15,169 739
Cheniere Energy, Inc. .................................................... 3,156 742
Chevron Corp. ......................................................... 6,085 945
ConocoPhillips Co. ..................................................... 7,486 708
Coterra Energy, Inc. ..................................................... 33,630 795
Devon Energy Corp. ..................................................... 16,127 565
Diamondback Energy, Inc. ................................................ 4,187 599
EOG Resources, Inc. .................................................... 6,885 772
EQT Corp. ............................................................ 12,485 680
Expand Energy Corp. .................................................... 8,882 944
Exxon Mobil Corp. ..................................................... 9,163 1,033
Halliburton Co. ........................................................ 26,166 644
Kinder Morgan, Inc. ..................................................... 35,625 1,009

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Marathon Petroleum Corp. ................................................ 3,896 $ 751
Occidental Petroleum Corp. ............................................... 14,314 676
ONEOK, Inc. .......................................................... 10,217 745
Phillips 66 Co. ......................................................... 4,985 678
Schlumberger NV ...................................................... 18,314 629
Targa Resources Corp. ................................................... 4,122 691
Texas Pacific Land Corp. ................................................. 551 514
The Williams Cos., Inc. .................................................. 15,980 1,012
Valero Energy Corp. ..................................................... 4,304 733
Viper Energy, Inc. , Class A ................................................ 17,270 660
17,264
Financials (17.7%):
Affirm Holdings, Inc. (a) .................................................. 3,721 272
Aflac, Inc. ............................................................ 10,824 1,209
Ally Financial, Inc. ...................................................... 17,976 705
American Express Co. ................................................... 2,341 778
American International Group, Inc. .......................................... 13,291 1,044
Ameriprise Financial, Inc. ................................................. 1,664 817
Aon PLC , Class A ...................................................... 3,154 1,125
Apollo Global Management, Inc. ............................................ 4,294 572
Arch Capital Group Ltd. .................................................. 10,889 988
Ares Management Corp. , Class A ........................................... 3,322 531
Arthur J. Gallagher & Co. ................................................. 3,494 1,082
Bank of America Corp. ................................................... 17,697 913
Berkshire Hathaway, Inc. , Class B (a) ......................................... 2,554 1,284
BlackRock, Inc. ........................................................ 785 915
Blackstone, Inc. ........................................................ 3,668 627
Block, Inc. (a) .......................................................... 5,652 408
Blue Owl Capital, Inc. (b) ................................................. 30,029 508
Brown & Brown, Inc. .................................................... 10,875 1,020
Capital One Financial Corp. ............................................... 2,908 618
Cboe Global Markets, Inc. ................................................ 4,830 1,184
Chubb Ltd. ........................................................... 4,495 1,269
Cincinnati Financial Corp. ................................................ 6,413 1,014
Citigroup, Inc. ......................................................... 7,918 804
Citizens Financial Group, Inc. .............................................. 14,609 777
CME Group, Inc. ....................................................... 5,099 1,378
Coinbase Global, Inc. , Class A (a) ........................................... 1,116 377
East West Bancorp, Inc. .................................................. 6,902 735
Equitable Holdings, Inc. .................................................. 12,988 659
Erie Indemnity Co. , Class A ............................................... 2,209 703
Evercore, Inc. ......................................................... 1,744 588
Everest Group Ltd. ...................................................... 3,168 1,109
FactSet Research Systems, Inc. ............................................. 3,033 869
Fidelity National Financial, Inc. ............................................ 15,520 939
Fidelity National Information Services, Inc. .................................... 11,821 779
Fifth Third Bancorp ..................................................... 19,392 864
First Citizens Bancshares, Inc. , Class A ....................................... 379 678
Fiserv, Inc. (a) .......................................................... 4,399 567
Franklin Resources, Inc. .................................................. 30,177 698
Global Payments, Inc. .................................................... 6,739 560
Houlihan Lokey, Inc. .................................................... 4,451 914
Huntington Bancshares, Inc. ............................................... 45,620 788
Interactive Brokers Group, Inc. ............................................. 8,736 601
Intercontinental Exchange, Inc. ............................................. 7,845 1,322
Jefferies Financial Group, Inc. .............................................. 8,497 556
JPMorgan Chase & Co. .................................................. 3,299 1,041
KKR & Co., Inc. ....................................................... 3,815 496
Loews Corp. .......................................................... 12,766 1,282
LPL Financial Holdings, Inc. ............................................... 1,949 648
M&T Bank Corp. ....................................................... 4,601 909
Markel Group, Inc. (a) .................................................... 526 1,005
Marsh & McLennan Cos., Inc. ............................................. 6,531 1,316

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Mastercard, Inc. , Class A ................................................. 1,842 $ 1,048
MetLife, Inc. .......................................................... 10,549 869
Moody's Corp. ......................................................... 1,793 854
Morgan Stanley ........................................................ 5,134 816
MSCI, Inc. ........................................................... 1,662 943
Nasdaq, Inc. .......................................................... 11,053 978
Northern Trust Corp. .................................................... 6,302 848
PayPal Holdings, Inc. (a) .................................................. 9,478 636
Principal Financial Group, Inc. ............................................. 10,671 885
Prudential Financial, Inc. ................................................. 8,262 857
Raymond James Financial, Inc. ............................................. 5,461 943
Regions Financial Corp. .................................................. 30,409 802
Reinsurance Group of America, Inc. ......................................... 4,149 797
Robinhood Markets, Inc. , Class A (a) ......................................... 3,254 466
Ryan Specialty Holdings, Inc. .............................................. 15,183 856
S&P Global, Inc. ....................................................... 1,983 965
SoFi Technologies, Inc. (a) ................................................. 15,776 417
State Street Corp. ....................................................... 7,507 871
Synchrony Financial ..................................................... 8,154 579
T. Rowe Price Group, Inc. ................................................. 7,821 803
The Allstate Corp. ...................................................... 4,614 990
The Bank of New York Mellon Corp. ......................................... 9,529 1,038
The Carlyle Group, Inc. .................................................. 8,620 540
The Charles Schwab Corp. ................................................ 10,231 977
The Goldman Sachs Group, Inc. ............................................ 1,041 829
The Hartford Insurance Group, Inc. .......................................... 8,739 1,166
The PNC Financial Services Group, Inc. ...................................... 4,695 943
The Progressive Corp. ................................................... 4,139 1,022
The Travelers Cos., Inc. .................................................. 3,996 1,116
Toast, Inc. , Class A (a) .................................................... 12,233 447
Tradeweb Markets, Inc. , Class A ............................................ 7,222 801
Truist Financial Corp. .................................................... 17,978 822
U.S. Bancorp .......................................................... 18,043 872
Visa, Inc. , Class A ...................................................... 3,164 1,080
W.R. Berkley Corp. ..................................................... 15,993 1,225
Wells Fargo & Co. ...................................................... 10,410 873
73,819
Health Care (11.3%):
Abbott Laboratories ..................................................... 8,412 1,127
AbbVie, Inc. .......................................................... 4,733 1,096
Agilent Technologies, Inc. ................................................. 6,360 816
Amgen, Inc. ........................................................... 3,377 953
Becton Dickinson & Co. .................................................. 4,063 760
Biogen, Inc. (a) ......................................................... 6,222 872
Boston Scientific Corp. (a) ................................................. 10,009 977
Bristol-Myers Squibb Co. ................................................. 19,217 867
Cardinal Health, Inc. .................................................... 7,686 1,206
Cencora, Inc. .......................................................... 4,151 1,297
Centene Corp. (a) ....................................................... 14,988 535
CVS Health Corp. ...................................................... 9,732 734
Danaher Corp. ......................................................... 3,783 750
Dexcom, Inc. (a) ........................................................ 7,852 528
Doximity, Inc. , Class A (a) ................................................. 5,955 436
Edwards Lifesciences Corp. (a) ............................................. 12,988 1,010
Elevance Health, Inc. .................................................... 2,151 695
Eli Lilly & Co. ......................................................... 825 630
Encompass Health Corp. .................................................. 7,542 958
GE HealthCare Technologies, Inc. ........................................... 9,179 689
Gilead Sciences, Inc. .................................................... 7,900 877
HCA Healthcare, Inc. .................................................... 2,291 976
Hologic, Inc. (a) ........................................................ 12,425 839
Humana, Inc. .......................................................... 1,970 513
IDEXX Laboratories, Inc. (a) ............................................... 864 552

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Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Illumina, Inc. (a) ........................................................ 6,005 $ 570
Incyte Corp. (a) ......................................................... 8,823 748
Insulet Corp. (a) ........................................................ 1,900 587
Intuitive Surgical, Inc. (a) ................................................. 1,585 709
IQVIA Holdings, Inc. (a) .................................................. 3,336 634
Johnson & Johnson ..................................................... 6,965 1,291
Labcorp Holdings, Inc. ................................................... 3,920 1,125
McKesson Corp. ....................................................... 1,716 1,326
Medpace Holdings, Inc. (a) ................................................ 735 378
Medtronic PLC ........................................................ 12,168 1,159
Merck & Co., Inc. ...................................................... 10,473 879
Mettler-Toledo International, Inc. (a) ......................................... 562 690
Neurocrine Biosciences, Inc. (a) ............................................. 4,795 673
Pfizer, Inc. ............................................................ 40,872 1,041
Quest Diagnostics, Inc. ................................................... 6,081 1,159
Regeneron Pharmaceuticals, Inc. ............................................ 1,069 601
ResMed, Inc. .......................................................... 3,302 904
Solventum Corp. (a) ..................................................... 10,763 786
STERIS PLC .......................................................... 4,444 1,100
Stryker Corp. .......................................................... 2,940 1,087
Tenet Healthcare Corp. (a) ................................................. 3,267 663
The Cigna Group ....................................................... 2,810 810
The Cooper Cos., Inc. (a) .................................................. 10,125 694
Thermo Fisher Scientific, Inc. .............................................. 1,577 765
United Therapeutics Corp. (a) .............................................. 2,338 980
UnitedHealth Group, Inc. ................................................. 1,582 546
Veeva Systems, Inc. , Class A (a) ............................................. 2,679 798
Vertex Pharmaceuticals, Inc. (a) ............................................. 1,723 675
Waters Corp. (a) ........................................................ 2,283 684
West Pharmaceutical Services, Inc. .......................................... 1,701 446
Zimmer Biomet Holdings, Inc. ............................................. 8,644 851
Zoetis, Inc. ........................................................... 6,110 894
46,946
Industrials (19.6%):
3M Co. .............................................................. 5,401 838
AECOM ............................................................. 8,822 1,151
Allegion PLC ......................................................... 5,603 994
AMETEK, Inc. ........................................................ 6,161 1,158
API Group Corp. (a) ..................................................... 22,928 788
Automatic Data Processing, Inc. ............................................ 4,274 1,254
Axon Enterprise, Inc. (a) .................................................. 625 449
Bloom Energy Corp. , Class A (a) ............................................ 5,921 501
Booz Allen Hamilton Holding Corp. ......................................... 6,446 644
Broadridge Financial Solutions, Inc. ......................................... 4,354 1,037
Builders FirstSource, Inc. (a) ............................................... 4,001 485
BWX Technologies, Inc. .................................................. 3,765 694
C.H. Robinson Worldwide, Inc. ............................................. 5,786 766
Carlisle Cos., Inc. ....................................................... 1,892 622
Carrier Global Corp. ..................................................... 11,087 662
Caterpillar, Inc. ........................................................ 2,038 972
Cintas Corp. .......................................................... 4,745 974
Clean Harbors, Inc. (a) ................................................... 4,329 1,005
Comfort Systems USA, Inc. ............................................... 601 496
Copart, Inc. (a) ......................................................... 21,715 977
Core & Main, Inc. , Class A (a) .............................................. 12,800 689
CSX Corp. ............................................................ 32,379 1,150
Cummins, Inc. ......................................................... 2,054 868
Curtiss-Wright Corp. .................................................... 1,549 841
Deere & Co. .......................................................... 1,822 833
Delta Air Lines, Inc. ..................................................... 7,654 434
Dover Corp. ........................................................... 5,103 851
Eaton Corp. PLC ....................................................... 1,892 708
EMCOR Group, Inc. .................................................... 967 628

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Emerson Electric Co. .................................................... 6,252 $ 820
Equifax, Inc. .......................................................... 2,802 719
Expeditors International of Washington, Inc. .................................... 7,539 924
Fastenal Co. ........................................................... 21,300 1,045
FedEx Corp. .......................................................... 3,202 755
Ferguson Enterprises, Inc. ................................................. 3,150 707
Fortive Corp. .......................................................... 19,393 950
FTAI Aviation Ltd. ...................................................... 1,831 306
GE Vernova, Inc. ....................................................... 721 443
General Dynamics Corp. .................................................. 3,549 1,210
General Electric Co. ..................................................... 2,914 877
Graco, Inc. ........................................................... 13,364 1,135
HEICO Corp. .......................................................... 2,442 788
Honeywell International, Inc. .............................................. 4,532 954
Howmet Aerospace, Inc. .................................................. 4,070 799
Hubbell, Inc. .......................................................... 1,806 777
IDEX Corp. ........................................................... 5,017 817
Illinois Tool Works, Inc. .................................................. 4,128 1,076
Ingersoll Rand, Inc. ..................................................... 9,402 777
ITT, Inc. ............................................................. 4,798 858
J.B. Hunt Transport Services, Inc. ........................................... 4,891 656
Jacobs Solutions, Inc. .................................................... 7,450 1,116
Johnson Controls International PLC .......................................... 7,377 811
L3Harris Technologies, Inc. ............................................... 4,410 1,347
Leidos Holdings, Inc. .................................................... 5,131 970
Lennox International, Inc. ................................................. 1,302 689
Lincoln Electric Holdings, Inc. ............................................. 3,194 753
Lockheed Martin Corp. ................................................... 2,005 1,001
Masco Corp. .......................................................... 10,652 750
MasTec, Inc. (a) ........................................................ 3,001 639
Nordson Corp. ......................................................... 3,597 816
Northrop Grumman Corp. ................................................. 1,488 907
Old Dominion Freight Line, Inc. ............................................ 4,126 581
Otis Worldwide Corp. .................................................... 11,425 1,045
Owens Corning ........................................................ 4,599 651
PACCAR, Inc. ......................................................... 8,860 871
Parker-Hannifin Corp. ................................................... 999 757
Paychex, Inc. .......................................................... 7,365 934
Paycom Software, Inc. ................................................... 3,073 640
Quanta Services, Inc. .................................................... 1,635 678
RBC Bearings, Inc. (a) ................................................... 2,340 913
Republic Services, Inc. ................................................... 5,822 1,336
Rockwell Automation, Inc. ................................................ 2,119 741
Rollins, Inc. ........................................................... 22,825 1,341
RTX Corp. ............................................................ 5,879 984
Snap-on, Inc. .......................................................... 3,032 1,051
Southwest Airlines Co. ................................................... 17,875 570
SS&C Technologies Holdings, Inc. .......................................... 11,602 1,030
Textron, Inc. .......................................................... 10,809 913
Trane Technologies PLC .................................................. 2,074 875
TransDigm Group, Inc. ................................................... 644 849
TransUnion ........................................................... 6,426 538
Uber Technologies, Inc. (a) ................................................ 7,016 687
UL Solutions, Inc. , Class A ................................................ 12,197 864
Union Pacific Corp. ..................................................... 4,797 1,134
United Airlines Holdings, Inc. (a) ............................................ 4,002 386
United Parcel Service, Inc. , Class B .......................................... 8,617 720
United Rentals, Inc. ..................................................... 695 663
Veralto Corp. .......................................................... 11,034 1,176
Verisk Analytics, Inc. .................................................... 4,297 1,081
Vertiv Holdings Co. , Class A ............................................... 2,785 420
W.W. Grainger, Inc. ..................................................... 1,052 1,003
Waste Management, Inc. .................................................. 6,205 1,370

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Watsco, Inc. ........................................................... 1,973 $ 798
Westinghouse Air Brake Technologies Corp. .................................... 4,385 879
Woodward, Inc. ........................................................ 3,272 827
XPO, Inc. (a) .......................................................... 3,919 507
Xylem, Inc. ........................................................... 6,823 1,006
81,480
Information Technology (12.9%):
Accenture PLC , Class A .................................................. 3,397 838
Adobe, Inc. (a) ......................................................... 2,077 733
Advanced Micro Devices, Inc. (a) ............................................ 2,917 472
Amphenol Corp. , Class A ................................................. 6,335 784
Analog Devices, Inc. .................................................... 2,434 598
Apple, Inc. ........................................................... 3,147 801
Applied Materials, Inc. ................................................... 3,539 725
AppLovin Corp. , Class A (a) ............................................... 638 458
Arista Networks, Inc. (a) .................................................. 3,160 460
Astera Labs, Inc. (a) ..................................................... 1,574 308
Autodesk, Inc. (a) ....................................................... 2,729 867
Bentley Systems, Inc. , Class B ............................................. 17,686 910
Broadcom, Inc. ........................................................ 1,410 465
Cadence Design Systems, Inc. (a) ............................................ 1,833 644
CDW Corp. ........................................................... 4,926 785
Ciena Corp. (a) ......................................................... 4,651 678
Cisco Systems, Inc. ..................................................... 15,416 1,055
Cognizant Technology Solutions Corp. , Class A ................................. 13,711 920
Corning, Inc. .......................................................... 10,981 901
Corpay, Inc. (a) ......................................................... 2,074 597
Credo Technology Group Holding Ltd. (a) ..................................... 2,267 330
Datadog, Inc. , Class A (a) ................................................. 4,246 605
Dell Technologies, Inc. , Class C ............................................ 4,039 573
Docusign, Inc. (a) ....................................................... 6,934 500
Dynatrace, Inc. (a) ...................................................... 15,093 731
Entegris, Inc. .......................................................... 5,019 464
F5, Inc. (a) ............................................................ 2,737 885
Fair Isaac Corp. (a) ...................................................... 374 560
First Solar, Inc. (a) ...................................................... 2,003 442
Fortinet, Inc. (a) ........................................................ 7,258 610
Gartner, Inc. (a) ........................................................ 2,447 643
Gen Digital, Inc. ....................................................... 29,105 826
GoDaddy, Inc. , Class A (a) ................................................. 5,059 692
Guidewire Software, Inc. (a) ............................................... 3,201 736
Hewlett Packard Enterprise Co. ............................................. 24,280 596
HP, Inc. .............................................................. 23,786 648
International Business Machines Corp. ........................................ 3,443 971
Intuit, Inc. ............................................................ 1,166 796
Jabil, Inc. ............................................................ 3,147 683
Keysight Technologies, Inc. (a) ............................................. 4,720 826
KLA Corp. ........................................................... 683 737
Lam Research Corp. ..................................................... 5,386 721
Manhattan Associates, Inc. (a) .............................................. 2,434 499
Micron Technology, Inc. .................................................. 3,410 571
Microsoft Corp. ........................................................ 1,958 1,014
Monolithic Power Systems, Inc. ............................................ 493 454
Motorola Solutions, Inc. .................................................. 2,383 1,090
NetApp, Inc. .......................................................... 5,862 694
Nutanix, Inc. , Class A (a) .................................................. 8,680 646
NVIDIA Corp. ......................................................... 2,781 519
NXP Semiconductors NV ................................................. 2,244 511
Okta, Inc. (a) .......................................................... 5,462 501
ON Semiconductor Corp. (a) ............................................... 8,381 413
Oracle Corp. .......................................................... 2,399 675
Palantir Technologies, Inc. , Class A (a) ........................................ 2,268 414
Palo Alto Networks, Inc. (a) ................................................ 3,595 732

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
PTC, Inc. (a) ........................................................... 3,325 $ 675
Pure Storage, Inc. , Class A (a) .............................................. 5,196 435
QUALCOMM, Inc. ..................................................... 4,179 695
Roper Technologies, Inc. .................................................. 2,358 1,176
Salesforce, Inc. ........................................................ 3,256 772
Seagate Technology Holdings PLC .......................................... 3,472 820
ServiceNow, Inc. (a) ..................................................... 659 606
Strategy, Inc. (a) ........................................................ 933 301
Super Micro Computer, Inc. (a) ............................................. 6,657 319
Synopsys, Inc. (a) ....................................................... 1,134 559
TD SYNNEX Corp. ..................................................... 5,009 820
TE Connectivity PLC .................................................... 3,982 874
Teledyne Technologies, Inc. (a) ............................................. 2,054 1,204
Teradyne, Inc. ......................................................... 3,918 539
Texas Instruments, Inc. ................................................... 2,972 546
Trimble, Inc. (a) ........................................................ 10,316 842
Twilio, Inc. , Class A (a) ................................................... 4,114 412
Tyler Technologies, Inc. (a) ................................................ 1,679 878
VeriSign, Inc. .......................................................... 3,737 1,045
Western Digital Corp. .................................................... 6,579 790
Workday, Inc. , Class A (a) ................................................. 3,186 767
Zebra Technologies Corp. (a) ............................................... 1,751 520
Zoom Communications, Inc. (a) ............................................. 9,627 794
53,696
Materials (4.2%):
Air Products and Chemicals, Inc. ............................................ 3,435 937
Avery Dennison Corp. ................................................... 6,336 1,027
Ball Corp. ............................................................ 18,421 929
CF Industries Holdings, Inc. ............................................... 8,682 779
Corteva, Inc. .......................................................... 14,188 959
CRH PLC ............................................................ 6,421 770
Ecolab, Inc. ........................................................... 4,514 1,236
Freeport-McMoRan, Inc. ................................................. 12,293 482
Linde PLC ............................................................ 2,779 1,320
LyondellBasell Industries NV , Class A ........................................ 10,678 524
Martin Marietta Materials, Inc. ............................................. 1,739 1,096
Newmont Corp. ........................................................ 9,298 784
Nucor Corp. ........................................................... 4,399 596
Packaging Corp. of America ............................................... 4,152 905
PPG Industries, Inc. ..................................................... 7,422 780
Reliance, Inc. .......................................................... 3,087 867
RPM International, Inc. .................................................. 7,154 843
Steel Dynamics, Inc. ..................................................... 5,152 718
The Sherwin-Williams Co. ................................................ 2,848 986
Vulcan Materials Co. .................................................... 3,569 1,098
17,636
Real Estate (0.6%):
CBRE Group, Inc. , Class A (a) .............................................. 5,039 794
CoStar Group, Inc. (a) .................................................... 8,844 746
Jones Lang LaSalle, Inc. (a) ................................................ 2,444 729
2,269
Utilities (8.3%):
Alliant Energy Corp. .................................................... 20,785 1,401
Ameren Corp. ......................................................... 14,085 1,470
American Electric Power Co., Inc. ........................................... 12,021 1,352
American Water Works Co., Inc. ............................................ 7,154 996
Atmos Energy Corp. ..................................................... 8,584 1,466
CenterPoint Energy, Inc. .................................................. 39,560 1,535
CMS Energy Corp. ...................................................... 20,256 1,484
Consolidated Edison, Inc. ................................................. 12,646 1,271
Constellation Energy Corp. ................................................ 1,270 418
Dominion Energy, Inc. ................................................... 18,202 1,113

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
DTE Energy Co. ....................................................... 10,351 $ 1,464
Duke Energy Corp. ...................................................... 11,764 1,456
Edison International ..................................................... 12,035 665
Entergy Corp. ......................................................... 13,045 1,216
Evergy, Inc. ........................................................... 20,851 1,585
Eversource Energy ...................................................... 15,826 1,126
Exelon Corp. .......................................................... 29,766 1,340
FirstEnergy Corp. ....................................................... 26,659 1,221
NextEra Energy, Inc. .................................................... 12,006 906
NiSource, Inc. ......................................................... 29,870 1,293
NRG Energy, Inc. ....................................................... 3,000 486
PG&E Corp. .......................................................... 52,362 790
PPL Corp. ............................................................ 38,107 1,416
Public Service Enterprise Group, Inc. ......................................... 14,099 1,177
Sempra .............................................................. 9,371 843
Talen Energy Corp. (a) ................................................... 1,053 448
The Southern Co. ....................................................... 15,129 1,434
Vistra Corp. ........................................................... 1,933 379
WEC Energy Group, Inc. ................................................. 13,612 1,560
Xcel Energy, Inc. ....................................................... 17,483 1,410
34,721
Total Common Stocks (Cost $349,848)
a
a
a
415,458
Investment Companies (0.2%)
Federated Hermes Treasury Obligations Fund, Institutional Shares , 3 .98% (c) ............ 1,000,774 1,001
Total Investment Companies (Cost $1,001)
a
a
a
1,001
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .03% (c) ........ 120,542 120
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .05% (c) ............ 120,542 120
Invesco Government & Agency Portfolio, Institutional Shares , 4 .05% (c) ............... 120,542 121
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .04% (c) . 120,542 121
Total Collateral for Securities Loaned (Cost $482)
a
a
a
482
Total Investments (Cost $351,331) — 100.0% 416,941
Liabilities in excess of other assets —  (0.0)%(d) (145)
NET ASSETS - 100.00% $ 416,796
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2025.
(d) Amount represents less than 0.05% of net assets.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 3 12/19/25 $ 1,002 $ 1,011 $ 9
Total unrealized appreciation $ 9
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 9

Schedule of Portfolio Investments
September 30, 2025
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(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.3%)
Communication Services (4.2%):
AT&T, Inc. ........................................................... 294,991 $ 8,330
Comcast Corp., Class A .................................................. 211,307 6,639
Omnicom Group, Inc. .................................................... 84,115 6,858
Verizon Communications, Inc. .............................................. 210,098 9,234
31,061
Consumer Discretionary (4.0%):
Best Buy Co., Inc. ...................................................... 58,780 4,445
Darden Restaurants, Inc. .................................................. 31,902 6,073
Ford Motor Co. ........................................................ 524,967 6,279
Genuine Parts Co. ...................................................... 54,939 7,614
Starbucks Corp. ........................................................ 62,550 5,292
29,703
Consumer Staples (21.2%):
Altria Group, Inc. ....................................................... 152,847 10,097
Archer-Daniels-Midland Co. ............................................... 107,877 6,445
Brown-Forman Corp., Class B(a) ........................................... 163,719 4,433
Bunge Global SA ....................................................... 76,206 6,192
General Mills, Inc. ...................................................... 169,673 8,555
Hormel Foods Corp. ..................................................... 301,465 7,458
Kenvue, Inc. .......................................................... 376,067 6,104
Keurig Dr. Pepper, Inc. ................................................... 268,463 6,848
Kimberly-Clark Corp. .................................................... 77,292 9,610
McCormick & Co., Inc. .................................................. 117,958 7,893
Mondelez International, Inc., Class A ......................................... 139,668 8,725
PepsiCo, Inc. .......................................................... 56,685 7,961
Philip Morris International, Inc. ............................................. 44,101 7,153
Sysco Corp. ........................................................... 113,430 9,340
Target Corp. .......................................................... 58,000 5,203
The Clorox Co. ........................................................ 74,348 9,167
The Coca-Cola Co. ...................................................... 158,219 10,493
The Hershey Co. ....................................................... 36,493 6,826
The Procter & Gamble Co. ................................................ 65,149 10,010
Tyson Foods, Inc., Class A ................................................ 154,500 8,389
156,902
Electric Utilities (15.8%):
Alliant Energy Corp. .................................................... 159,095 10,725
American Electric Power Co., Inc. ........................................... 92,013 10,351
Duke Energy Corp. ...................................................... 90,044 11,143
Edison International ..................................................... 92,122 5,092
Evergy, Inc. ........................................................... 159,605 12,133
Eversource Energy ...................................................... 121,136 8,618
Exelon Corp. .......................................................... 227,834 10,255
FirstEnergy Corp. ....................................................... 204,057 9,350
NextEra Energy, Inc. .................................................... 91,900 6,937
PPL Corp. ............................................................ 291,685 10,839
The Southern Co. ....................................................... 115,804 10,975
Xcel Energy, Inc. ....................................................... 133,823 10,793
117,211
Energy (11.9%):
Chevron Corp. ......................................................... 46,578 7,233
ConocoPhillips Co. ..................................................... 57,297 5,420
Coterra Energy, Inc. ..................................................... 257,415 6,088
Devon Energy Corp. ..................................................... 123,446 4,328
Diamondback Energy, Inc. ................................................ 32,050 4,586
EOG Resources, Inc. .................................................... 52,700 5,909
Exxon Mobil Corp. ..................................................... 70,133 7,908
Halliburton Co. ........................................................ 200,285 4,927
Kinder Morgan, Inc. ..................................................... 272,687 7,720
ONEOK, Inc. .......................................................... 78,199 5,706

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Phillips 66 Co. ......................................................... 38,159 $ 5,190
Schlumberger NV ...................................................... 140,179 4,818
The Williams Cos., Inc. .................................................. 122,310 7,748
Valero Energy Corp. ..................................................... 32,947 5,610
Viper Energy, Inc., Class A ................................................ 132,193 5,052
88,243
Financials (15.8%):
Ally Financial, Inc. ...................................................... 137,596 5,394
Blue Owl Capital, Inc.(a) ................................................. 229,855 3,891
Citizens Financial Group, Inc. .............................................. 111,817 5,944
CME Group, Inc. ....................................................... 39,025 10,544
Fidelity National Financial, Inc. ............................................ 118,790 7,186
Fifth Third Bancorp ..................................................... 148,438 6,613
Franklin Resources, Inc. .................................................. 230,981 5,343
Huntington Bancshares, Inc. ............................................... 349,191 6,030
M&T Bank Corp. ....................................................... 35,217 6,960
MetLife, Inc. .......................................................... 80,744 6,651
Principal Financial Group, Inc. ............................................. 81,677 6,772
Prudential Financial, Inc. ................................................. 63,240 6,560
Regions Financial Corp. .................................................. 232,757 6,138
State Street Corp. ....................................................... 57,459 6,666
T. Rowe Price Group, Inc. ................................................. 59,866 6,145
The PNC Financial Services Group, Inc. ...................................... 35,940 7,221
Truist Financial Corp. .................................................... 137,607 6,291
U.S. Bancorp .......................................................... 138,108 6,675
117,024
Health Care (9.8%):
AbbVie, Inc. .......................................................... 36,229 8,388
Amgen, Inc. ........................................................... 25,846 7,294
Bristol-Myers Squibb Co. ................................................. 147,090 6,634
CVS Health Corp. ...................................................... 74,489 5,616
Gilead Sciences, Inc. .................................................... 60,468 6,712
Johnson & Johnson ..................................................... 53,315 9,886
Medtronic PLC ........................................................ 93,136 8,870
Merck & Co., Inc. ...................................................... 80,169 6,729
Pfizer, Inc. ............................................................ 312,854 7,971
UnitedHealth Group, Inc. ................................................. 12,111 4,182
72,282
Industrials (4.7%):
Lockheed Martin Corp. ................................................... 15,348 7,662
Paychex, Inc. .......................................................... 56,374 7,146
Snap-on, Inc. .......................................................... 23,207 8,042
United Parcel Service, Inc., Class B .......................................... 65,952 5,509
Watsco, Inc. ........................................................... 15,095 6,103
34,462
Information Technology (2.2%):
HP, Inc. .............................................................. 182,070 4,958
International Business Machines Corp. ........................................ 26,350 7,435
Texas Instruments, Inc. ................................................... 22,747 4,179
16,572
Materials (0.5%):
LyondellBasell Industries NV, Class A ........................................ 81,735 4,008
Multi-Utilities (9.2%):
CMS Energy Corp. ...................................................... 155,047 11,359
Consolidated Edison, Inc. ................................................. 96,798 9,730
Dominion Energy, Inc. ................................................... 139,325 8,522
DTE Energy Co. ....................................................... 79,233 11,206
Public Service Enterprise Group, Inc. ......................................... 107,922 9,007
Sempra .............................................................. 71,726 6,454

Victory Portfolios II
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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
WEC Energy Group, Inc. ................................................. 104,185 $ 11,939
68,217
Total Common Stocks (Cost $689,945)
a
a
a
735,685
Investment Companies (0.4%)
Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.98%(b) ............ 2,947,313 2,947
Total Investment Companies (Cost $2,947)
a
a
a
2,947
Collateral for Securities Loaned (0.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.03%(b) ........ 839,990 840
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.05%(b) ............ 839,990 840
Invesco Government & Agency Portfolio, Institutional Shares, 4.05%(b) ............... 839,990 840
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.04%(b) . 839,990 840
Total Collateral for Securities Loaned (Cost $3,360)
a
a
a
3,360
Total Investments (Cost $696,252) — 100.2% 741,992
Liabilities in excess of other assets —  (0.2)% (1,396)
NET ASSETS - 100.00% $ 740,596
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on September 30, 2025.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 11 12/19/25 $ 3,663 $ 3,706 $ 43
Total unrealized appreciation $ 43
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 43

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios II
VictoryShares Free Cash Flow ETF

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.6%)
Communication Services (3.3%):
Omnicom Group, Inc. (a) .................................................. 1,308,977 $ 106,721
Pinterest, Inc. , Class A (b) ................................................. 1,664,397 53,544
160,265
Communications Equipment (4.1%):
Cisco Systems, Inc. ..................................................... 2,072,920 141,829
F5, Inc. (b) ............................................................ 165,166 53,380
195,209
Consumer Discretionary (13.9%):
Airbnb, Inc. , Class A (b) .................................................. 957,344 116,241
Aptiv PLC (b) .......................................................... 703,975 60,697
Deckers Outdoor Corp. (b) ................................................. 446,856 45,298
Expedia Group, Inc. ..................................................... 539,485 115,315
General Motors Co. ..................................................... 1,902,289 115,982
Lululemon Athletica, Inc. (a) (b) ............................................. 398,391 70,886
PulteGroup, Inc. ........................................................ 469,679 62,058
Toll Brothers, Inc. ...................................................... 597,335 82,516
668,993
Electronic Equipment, Instruments & Components (1.7%):
TD SYNNEX Corp. ..................................................... 488,336 79,965
Energy (22.9%):
Chevron Corp. ......................................................... 885,210 137,464
ConocoPhillips Co. ..................................................... 960,854 90,887
Coterra Energy, Inc. ..................................................... 3,894,585 92,107
Devon Energy Corp. ..................................................... 3,251,049 113,982
Diamondback Energy, Inc. ................................................ 833,856 119,325
EOG Resources, Inc. .................................................... 815,336 91,416
EQT Corp. ............................................................ 1,377,127 74,957
Expand Energy Corp. .................................................... 768,826 81,680
Exxon Mobil Corp. ..................................................... 1,313,680 148,117
Phillips 66 Co. ......................................................... 505,346 68,737
Schlumberger NV ...................................................... 2,517,633 86,531
1,105,203
Health Care (18.2%):
Cardinal Health, Inc. .................................................... 625,538 98,185
Elevance Health, Inc. .................................................... 339,489 109,696
Incyte Corp. (b) ........................................................ 1,029,398 87,303
Merck & Co., Inc. ...................................................... 2,260,205 189,699
Royalty Pharma PLC , Class A .............................................. 3,710,828 130,918
Tenet Healthcare Corp. (a) (b) ............................................... 386,526 78,480
The Cigna Group ....................................................... 629,208 181,369
875,650
Industrials (5.3%):
Booz Allen Hamilton Holding Corp. ......................................... 568,183 56,790
Delta Air Lines, Inc. ..................................................... 1,438,981 81,662
Snap-on, Inc. .......................................................... 183,528 63,598
Textron, Inc. .......................................................... 645,883 54,571
256,621
IT Services (8.0%):
Accenture PLC , Class A .................................................. 549,951 135,618
Gartner, Inc. (b) ........................................................ 268,212 70,505
GoDaddy, Inc. , Class A (b) ................................................ 548,939 75,111
Okta, Inc. (a) (b) ........................................................ 574,582 52,689
Twilio, Inc. , Class A (b) ................................................... 539,995 54,048
387,971
Materials (3.5%):
Amcor PLC ........................................................... 7,304,354 59,750

Victory Portfolios II
VictoryShares Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Newmont Corp. ........................................................ 1,287,607 $ 108,558
168,308
Semiconductors & Semiconductor Equipment (3.6%):
QUALCOMM, Inc. ..................................................... 1,057,389 175,907
Software (9.3%):
Adobe, Inc. (b) ......................................................... 389,307 137,328
Docusign, Inc. (b) ....................................................... 735,685 53,035
Salesforce, Inc. ........................................................ 588,009 139,358
Zoom Communications, Inc. (b) ............................................. 1,432,276 118,163
447,884
Technology Hardware, Storage & Peripherals (3.9%):
Dell Technologies, Inc. , Class C ............................................ 820,327 116,298
NetApp, Inc. .......................................................... 624,641 73,995
190,293
Utilities (1.9%):
NRG Energy, Inc. ....................................................... 551,167 89,261
Total Common Stocks (Cost $4,660,091)
a
a
a
4,801,530
Total Investments (Cost $4,660,091) — 99.6% 4,801,530
Other assets in excess of liabilities —  0.4% 21,374
NET ASSETS - 100.00% $ 4,822,904
At September 30, 2025, the Fund's investments in foreign securities were 6.8% of net assets.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 58 12/19/25 $ 19,336 $ 19,543 $ 207
Total unrealized appreciation $ 207
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 207

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.8%)
Communication Services (8.1%):
Angi, Inc. (a) .......................................................... 86,636 $ 1,409
Bandwidth, Inc. , Class A (a) ................................................ 22,117 369
Cargurus, Inc. (a) ....................................................... 44,683 1,664
Cars.com, Inc. (a) ....................................................... 101,584 1,241
EverQuote, Inc. , Class A (a) ................................................ 57,676 1,319
Getty Images Holdings, Inc. (a) (b) ........................................... 185,054 366
Ibotta, Inc. , Class A (a) (b) ................................................. 50,250 1,399
Integral Ad Science Holding Corp. (a) (b) ...................................... 82,106 835
Iridium Communications, Inc. .............................................. 108,418 1,893
Match Group, Inc. ...................................................... 86,265 3,047
MediaAlpha, Inc. , Class A (a) .............................................. 28,163 320
National CineMedia, Inc. ................................................. 76,680 346
QuinStreet, Inc. (a) ...................................................... 55,293 855
Shutterstock, Inc. ....................................................... 30,299 632
Spok Holdings, Inc. ..................................................... 20,555 355
Stagwell, Inc. (a) ........................................................ 109,897 619
TripAdvisor, Inc. (a) ..................................................... 134,015 2,179
Vimeo, Inc. (a) ......................................................... 55,300 429
Yelp, Inc. (a) ........................................................... 125,453 3,914
Ziff Davis, Inc. (a) ....................................................... 94,854 3,614
ZoomInfo Technologies, Inc. (a) (b) ........................................... 219,712 2,397
29,202
Consumer Discretionary (14.2%):
Abercrombie & Fitch Co. (a) ............................................... 29,907 2,559
Accel Entertainment, Inc. (a) ............................................... 31,820 352
American Public Education, Inc. (a) .......................................... 22,874 903
Asbury Automotive Group, Inc. (a) ........................................... 11,540 2,821
BorgWarner, Inc. ....................................................... 57,008 2,506
Coursera, Inc. (a) ....................................................... 124,040 1,452
Crocs, Inc. (a) (b) ........................................................ 49,871 4,167
Denny's Corp. (a) ....................................................... 69,217 362
Etsy, Inc. (a) ........................................................... 43,169 2,866
European Wax Center, Inc. , Class A (a) ........................................ 92,761 370
Garrett Motion, Inc. ..................................................... 219,445 2,989
GigaCloud Technology, Inc. , Class A (a) (b) ..................................... 65,204 1,852
H&R Block, Inc. ....................................................... 54,735 2,768
J. Jill, Inc. ............................................................ 19,776 339
KB Home ............................................................ 27,884 1,775
Mattel, Inc. (a) ......................................................... 122,606 2,063
Monarch Casino & Resort, Inc. ............................................. 8,223 870
Peloton Interactive, Inc. , Class A (a) (b) ........................................ 241,987 2,178
Phinia, Inc. ........................................................... 28,291 1,626
PVH Corp. ........................................................... 32,068 2,686
RCI Hospitality Holdings, Inc. ............................................. 10,328 315
Smith Douglas Homes Corp. (a) ............................................. 18,627 329
Strategic Education, Inc. .................................................. 15,042 1,294
Strattec Security Corp. (a) ................................................. 10,621 723
Taylor Morrison Home Corp. (a) ............................................ 38,877 2,566
The Gap, Inc. .......................................................... 102,660 2,196
Udemy, Inc. (a) ......................................................... 195,614 1,371
Upbound Group, Inc. .................................................... 68,367 1,616
Visteon Corp. .......................................................... 12,400 1,486
YETI Holdings, Inc. (a) (b) ................................................. 41,324 1,371
50,771
Consumer Staples (4.1%):
Cal-Maine Foods, Inc. ................................................... 18,682 1,758
Ingredion, Inc. ......................................................... 17,451 2,131
Maplebear, Inc. (a) ...................................................... 68,971 2,535
Molson Coors Beverage Co. , Class B ......................................... 70,746 3,201
The Andersons, Inc. ..................................................... 26,021 1,036

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
The Honest Co., Inc. (a) ................................................... 163,753 $ 603
The Simply Good Foods Co. (a) ............................................. 55,799 1,385
Universal Corp. ........................................................ 39,847 2,226
14,875
Energy (23.0%):
Antero Midstream Corp. .................................................. 131,740 2,561
Antero Resources Corp. (a) ................................................ 92,116 3,091
APA Corp. ............................................................ 160,220 3,890
Berry Corp. ........................................................... 110,240 417
Cactus, Inc. , Class A ..................................................... 54,392 2,147
California Resources Corp. ................................................ 67,460 3,587
Chord Energy Corp. ..................................................... 42,904 4,263
Civitas Resources, Inc. (b) ................................................. 119,124 3,871
Core Natural Resources, Inc. ............................................... 73,095 6,102
Crescent Energy Co. , Class A (b) ............................................ 658,916 5,877
DMC Global, Inc. (a) .................................................... 51,597 436
Dorian LPG Ltd. ....................................................... 75,223 2,242
Forum Energy Technologies, Inc. (a) ......................................... 13,184 352
Gulfport Energy Corp. (a) ................................................. 22,480 4,068
Helix Energy Solutions Group, Inc. (a) (b) ...................................... 215,816 1,416
Helmerich & Payne, Inc. .................................................. 90,661 2,003
Innovex International, Inc. (a) (b) ............................................ 61,739 1,145
International Seaways, Inc. (b) .............................................. 50,318 2,319
Magnolia Oil & Gas Corp. , Class A .......................................... 121,151 2,892
Matador Resources Co. ................................................... 61,723 2,773
National Energy Services Reunited Corp. (a) .................................... 54,065 555
Northern Oil & Gas, Inc. (b) ............................................... 78,977 1,959
NOV, Inc. (b) .......................................................... 240,312 3,184
Oil States International, Inc. (a) ............................................. 83,650 507
Permian Resources Corp. ................................................. 344,711 4,412
Ranger Energy Services, Inc. ............................................... 25,908 364
REX American Resources Corp. (a) .......................................... 19,966 611
Riley Exploration Permian, Inc. ............................................. 18,725 508
Ring Energy, Inc. (a) ..................................................... 355,591 388
SFL Corp. Ltd. ......................................................... 135,631 1,021
SM Energy Co. ........................................................ 132,431 3,307
Tidewater, Inc. (a) (b) ..................................................... 54,240 2,893
Vital Energy, Inc. (a) ..................................................... 105,059 1,774
Weatherford International PLC ............................................. 42,848 2,932
World Kinect Corp. ..................................................... 98,599 2,559
82,426
Financials (1.3%):
I3 Verticals, Inc. , Class A (a) (b) ............................................. 58,488 1,899
OppFi, Inc. (b) ......................................................... 247,843 2,808
4,707
Health Care (16.6%):
ACADIA Pharmaceuticals, Inc. (a) ........................................... 66,596 1,421
Alkermes PLC (a) ....................................................... 123,684 3,711
Amicus Therapeutics, Inc. (a) ............................................... 240,175 1,893
Amphastar Pharmaceuticals, Inc. (a) .......................................... 46,548 1,240
ANI Pharmaceuticals, Inc. (a) .............................................. 13,674 1,253
BioMarin Pharmaceutical, Inc. (a) ........................................... 41,476 2,246
Bioventus, Inc. , Class A (a) ................................................ 49,817 333
Catalyst Pharmaceuticals, Inc. (a) ............................................ 174,282 3,433
Collegium Pharmaceutical, Inc. (a) (b) ......................................... 72,963 2,553
CONMED Corp. ....................................................... 26,493 1,246
CorMedix, Inc. (a) (b) .................................................... 227,639 2,647
Definitive Healthcare Corp. (a) .............................................. 87,820 357
Esperion Therapeutics, Inc. (a) .............................................. 404,178 1,071
GoodRx Holdings, Inc. , Class A (a) .......................................... 230,636 976
Halozyme Therapeutics, Inc. (a) ............................................. 38,263 2,806
Harmony Biosciences Holdings, Inc. (a) (b) ..................................... 108,657 2,995

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Inspire Medical Systems, Inc. (a) ............................................ 16,141 $ 1,198
Jazz Pharmaceuticals PLC (a) .............................................. 41,396 5,456
Lantheus Holdings, Inc. (a) ................................................ 52,168 2,676
MannKind Corp. (a) ..................................................... 284,056 1,525
Mesa Laboratories, Inc. .................................................. 9,840 659
MiMedx Group, Inc. (a) ................................................... 50,797 355
Nutex Health, Inc. (a) (b) .................................................. 15,928 1,646
Pacira BioSciences, Inc. (a) ................................................ 89,381 2,303
Perrigo Co. PLC (b) ..................................................... 90,641 2,019
Progyny, Inc. (a) ........................................................ 96,638 2,080
PTC Therapeutics, Inc. (a) (b) ............................................... 55,323 3,395
SIGA Technologies, Inc. .................................................. 51,201 468
Tactile Systems Technology, Inc. (a) .......................................... 26,449 366
Teleflex, Inc. .......................................................... 17,541 2,146
United Therapeutics Corp. (a) .............................................. 7,000 2,934
59,407
Industrials (13.4%):
Allison Transmission Holdings, Inc. ......................................... 31,262 2,654
Ameresco, Inc. , Class A (a) ................................................ 38,768 1,302
Array Technologies, Inc. (a) (b) .............................................. 165,989 1,353
Concentrix Corp. (b) ..................................................... 52,881 2,440
CoreCivic, Inc. (a) ...................................................... 80,132 1,631
DNOW, Inc. (a) ........................................................ 160,588 2,449
Franklin Covey Co. (a) ................................................... 18,609 361
Gibraltar Industries, Inc. (a) ................................................ 17,727 1,113
Heidrick & Struggles International, Inc. ....................................... 13,427 668
HNI Corp. ............................................................ 37,539 1,759
Hyster-Yale, Inc. ....................................................... 9,812 362
IBEX Holdings Ltd. (a) ................................................... 11,913 483
Karat Packaging, Inc. .................................................... 14,651 369
Kelly Services, Inc. , Class A ............................................... 50,192 659
Korn Ferry ........................................................... 25,548 1,788
Legalzoom.com, Inc. (a) .................................................. 182,046 1,890
Liquidity Services, Inc. (a) ................................................. 15,154 416
Lyft, Inc. , Class A (a) .................................................... 314,871 6,930
Mayville Engineering Co., Inc. (a) ........................................... 24,942 343
Miller Industries, Inc. .................................................... 9,050 366
Mueller Industries, Inc. ................................................... 22,450 2,270
Sun Country Airlines Holdings, Inc. (a) ........................................ 89,491 1,057
Symbotic, Inc. (a) (b) ..................................................... 47,057 2,536
Tennant Co. ........................................................... 12,884 1,044
Terex Corp. (b) ......................................................... 36,086 1,851
Tutor Perini Corp. (a) .................................................... 62,776 4,117
Upwork, Inc. (a) ........................................................ 143,946 2,673
V2X, Inc. (a) .......................................................... 22,206 1,290
WillScot Holdings Corp. .................................................. 93,622 1,976
48,150
Information Technology (17.0%):
A10 Networks, Inc. ..................................................... 50,694 920
Amdocs Ltd. .......................................................... 34,487 2,830
BILL Holdings, Inc. (a) (b) ................................................. 37,591 1,991
Blackbaud, Inc. (a) ...................................................... 22,440 1,443
Box, Inc. , Class A (a) .................................................... 54,843 1,770
Cirrus Logic, Inc. (a) ..................................................... 18,346 2,299
Clear Secure, Inc. , Class A ................................................ 85,879 2,867
Commerce.com, Inc. (a) .................................................. 77,833 388
Digi International, Inc. (a) ................................................. 12,691 463
Dolby Laboratories, Inc. , Class A ........................................... 29,836 2,159
DoubleVerify Holdings, Inc. (a) ............................................. 106,662 1,278
Dropbox, Inc. , Class A (a) ................................................. 116,039 3,505
Enphase Energy, Inc. (a) .................................................. 47,181 1,670
EPAM Systems, Inc. (a) ................................................... 14,123 2,130

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
ePlus, Inc. ............................................................ 23,621 $ 1,677
Expensify, Inc. , Class A (a) ................................................ 185,054 342
Freshworks, Inc. , Class A (a) ............................................... 147,294 1,734
Grid Dynamics Holdings, Inc. (a) ............................................ 95,634 737
Harmonic, Inc. (a) ....................................................... 80,959 824
Jamf Holding Corp. (a) ................................................... 97,409 1,042
LiveRamp Holdings, Inc. (a) ............................................... 70,707 1,919
Mitek Systems, Inc. (a) ................................................... 34,674 339
NetScout Systems, Inc. (a) ................................................. 117,451 3,034
OneSpan, Inc. ......................................................... 38,412 610
Onto Innovation, Inc. (a) .................................................. 15,756 2,036
PagerDuty, Inc. (a) (b) .................................................... 108,110 1,786
PC Connection, Inc. ..................................................... 8,572 531
Penguin Solutions, Inc. (a) ................................................. 90,567 2,380
Progress Software Corp. (a) ................................................ 36,017 1,582
Rapid7, Inc. (a) ......................................................... 81,524 1,529
Rimini Street, Inc. (a) .................................................... 78,164 366
RingCentral, Inc. , Class A (a) ............................................... 129,222 3,662
SEMrush Holdings, Inc. , Class A (a) .......................................... 64,651 458
Sprinklr, Inc. , Class A (a) .................................................. 176,985 1,366
Tenable Holdings, Inc. (a) ................................................. 57,499 1,677
Turtle Beach Corp. (a) .................................................... 23,935 381
UiPath, Inc. , Class A (a) .................................................. 202,129 2,704
Verint Systems, Inc. (a) ................................................... 83,068 1,682
Yext, Inc. (a) ........................................................... 81,260 692
60,803
Materials (1.4%):
Century Aluminum Co. (a) ................................................. 83,713 2,458
Contango ORE, Inc. (a) ................................................... 16,049 400
NewMarket Corp. ...................................................... 2,505 2,075
4,933
Utilities (0.7%):
ALLETE, Inc. ......................................................... 30,108 1,999
Genie Energy Ltd. , Class B ................................................ 35,523 531
2,530
Total Common Stocks (Cost $341,528)
a
a
a
357,804
Collateral for Securities Loaned (3.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .03% (c) ........ 2,968,715 2,968
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .05% (c) ............ 2,968,715 2,969
Invesco Government & Agency Portfolio, Institutional Shares , 4 .05% (c) ............... 2,968,715 2,969
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .04% (c) . 2,968,715 2,969
Total Collateral for Securities Loaned (Cost $11,875)
a
a
a
11,875
Total Investments (Cost $353,403) — 103.1% 369,679
Liabilities in excess of other assets —  (3.1)% (11,009)
NET ASSETS - 100.00% $ 358,670
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2025.
PLC
—
Public Limited Company

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini Russell 2000 Index Futures ...... 7 12/19/25 $ 848 $ 859 $ 11
Total unrealized appreciation $ 11
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 11

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios II
VictoryShares Free Cash Flow Growth ETF

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (9.5%):
Alphabet, Inc. , Class A ................................................... 102,621 $ 24,947
Match Group, Inc. ...................................................... 52,423 1,852
Pinterest, Inc. , Class A (a) ................................................. 110,717 3,562
Reddit, Inc. , Class A (a) ................................................... 40,085 9,219
Spotify Technology SA (a) ................................................. 21,719 15,160
The New York Times Co. , Class A ........................................... 29,581 1,698
The Trade Desk, Inc. , Class A (a) ............................................ 62,575 3,067
59,505
Communications Equipment (1.4%):
Arista Networks, Inc. (a) .................................................. 61,257 8,926
Consumer Discretionary (17.1%):
Airbnb, Inc. , Class A (a) .................................................. 31,225 3,791
Booking Holdings, Inc. ................................................... 2,869 15,490
Brinker International, Inc. (a) ............................................... 53,778 6,813
Chewy, Inc. , Class A (a) .................................................. 147,006 5,946
Chipotle Mexican Grill, Inc. (a) ............................................. 97,815 3,833
Deckers Outdoor Corp. (a) ................................................. 23,335 2,365
DoorDash, Inc. , Class A (a) ................................................ 56,373 15,333
DraftKings, Inc. (a) ...................................................... 86,024 3,217
Duolingo, Inc. (a) ....................................................... 7,210 2,320
Expedia Group, Inc. ..................................................... 47,574 10,169
Hilton Worldwide Holdings, Inc. ............................................ 22,018 5,712
Marriott International, Inc. , Class A .......................................... 17,059 4,443
SharkNinja, Inc. (a) ...................................................... 23,070 2,380
Stride, Inc. (a) .......................................................... 39,730 5,918
The TJX Cos., Inc. ...................................................... 41,584 6,011
Viking Holdings Ltd. (a) .................................................. 188,291 11,704
Wingstop, Inc. ......................................................... 4,326 1,089
106,534
Consumer Staples (1.8%):
elf Beauty, Inc. (a) ....................................................... 7,726 1,024
Maplebear, Inc. (a) ...................................................... 83,549 3,071
Monster Beverage Corp. (a) ................................................ 102,703 6,913
11,008
Electronic Equipment, Instruments & Components (2.6%):
Amphenol Corp. , Class A ................................................. 133,567 16,529
Health Care (10.4%):
Alnylam Pharmaceuticals, Inc. (a) ........................................... 14,979 6,830
Cencora, Inc. .......................................................... 20,755 6,487
Dexcom, Inc. (a) ........................................................ 35,777 2,407
Doximity, Inc. , Class A (a) ................................................. 79,414 5,809
Halozyme Therapeutics, Inc. (a) ............................................. 52,721 3,867
Hims & Hers Health, Inc. (a) (b) ............................................. 100,235 5,685
IDEXX Laboratories, Inc. (a) ............................................... 5,151 3,291
Incyte Corp. (a) ......................................................... 58,268 4,942
McKesson Corp. ....................................................... 13,935 10,765
Medpace Holdings, Inc. (a) ................................................ 4,402 2,263
Neurocrine Biosciences, Inc. (a) ............................................. 22,790 3,199
ResMed, Inc. .......................................................... 13,043 3,571
Veeva Systems, Inc. , Class A (a) ............................................. 18,867 5,621
64,737
Industrials (18.8%):
Armstrong World Industries, Inc. ............................................ 30,903 6,057
Booz Allen Hamilton Holding Corp. ......................................... 51,001 5,098
Cintas Corp. .......................................................... 11,788 2,420
Comfort Systems USA, Inc. ............................................... 11,198 9,240
EMCOR Group, Inc. .................................................... 16,309 10,594
ExlService Holdings, Inc. (a) ............................................... 64,180 2,826

Victory Portfolios II
VictoryShares Free Cash Flow Growth ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
GE Vernova, Inc. ....................................................... 27,030 $ 16,622
IES Holdings, Inc. (a) .................................................... 17,788 7,073
Lennox International, Inc. ................................................. 3,260 1,726
Lincoln Electric Holdings, Inc. ............................................. 20,539 4,844
Lyft, Inc. , Class A (a) .................................................... 268,006 5,899
NEXTracker, Inc. , Class A (a) .............................................. 78,247 5,789
Paycom Software, Inc. ................................................... 17,845 3,714
Paylocity Holding Corp. (a) ................................................ 11,176 1,780
Rollins, Inc. ........................................................... 43,498 2,555
Sterling Infrastructure, Inc. (a) .............................................. 25,866 8,786
Trane Technologies PLC .................................................. 13,627 5,750
Uber Technologies, Inc. (a) ................................................ 99,382 9,736
Vertiv Holdings Co. , Class A ............................................... 52,190 7,873
118,382
IT Services (2.0%):
Gartner, Inc. (a) ........................................................ 17,335 4,557
Snowflake, Inc. (a) ...................................................... 35,317 7,966
12,523
Semiconductors & Semiconductor Equipment (13.5%):
Astera Labs, Inc. (a) ..................................................... 29,489 5,774
Broadcom, Inc. ........................................................ 66,633 21,983
Credo Technology Group Holding Ltd. (a) ..................................... 41,845 6,093
KLA Corp. ........................................................... 5,683 6,130
Lam Research Corp. ..................................................... 68,961 9,234
Lattice Semiconductor Corp. (a) ............................................. 38,758 2,842
Monolithic Power Systems, Inc. ............................................ 2,014 1,854
NVIDIA Corp. ......................................................... 135,257 25,235
Rambus, Inc. (a) ........................................................ 47,834 4,984
84,129
Software (22.0%):
Adobe, Inc. (a) ......................................................... 34,809 12,279
AppLovin Corp. , Class A (a) ............................................... 30,451 21,879
Atlassian Corp. , Class A (a) ................................................ 13,402 2,140
Autodesk, Inc. (a) ....................................................... 16,440 5,222
Bentley Systems, Inc. , Class B ............................................. 38,596 1,987
Cadence Design Systems, Inc. (a) ............................................ 18,443 6,478
Commvault Systems, Inc. (a) ............................................... 8,905 1,681
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 18,499 9,072
Datadog, Inc. , Class A (a) ................................................. 19,768 2,815
Docusign, Inc. (a) ....................................................... 44,259 3,191
Dynatrace, Inc. (a) ...................................................... 29,190 1,414
Elastic NV (a) .......................................................... 22,179 1,874
Fair Isaac Corp. (a) ...................................................... 1,426 2,134
Fortinet, Inc. (a) ........................................................ 29,734 2,500
Gitlab, Inc. , Class A (a) ................................................... 28,506 1,285
HubSpot, Inc. (a) ....................................................... 3,195 1,495
InterDigital, Inc. ....................................................... 21,680 7,485
Intuit, Inc. ............................................................ 6,802 4,645
Manhattan Associates, Inc. (a) .............................................. 8,970 1,839
Nutanix, Inc. , Class A (a) .................................................. 29,200 2,172
Palantir Technologies, Inc. , Class A (a) ........................................ 87,584 15,977
Palo Alto Networks, Inc. (a) ................................................ 20,480 4,170
PTC, Inc. (a) ........................................................... 14,859 3,017
Salesforce, Inc. ........................................................ 17,557 4,161
ServiceNow, Inc. (a) ..................................................... 4,186 3,852
Workday, Inc. , Class A (a) ................................................. 15,317 3,687
Zscaler, Inc. (a) ......................................................... 30,513 9,144
137,595

Victory Portfolios II
VictoryShares Free Cash Flow Growth ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Technology Hardware, Storage & Peripherals (0.6%):
Pure Storage, Inc. , Class A (a) .............................................. 43,739 $ 3,666
Total Common Stocks (Cost $537,155)
a
a
a
623,534
Total Investments (Cost $537,155) — 99.7% 623,534
Other assets in excess of liabilities —  0.3% 1,602
NET ASSETS - 100.00% $ 625,136
At September 30, 2025, the Fund's investments in foreign securities were 5.6% of net assets.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 5 12/19/25 $ 1,667 $ 1,685 $ 18
Total unrealized appreciation $ 18
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 18

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios ll
VictoryShares International Free Cash Flow ETF

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.8%)
Australia (1.4%):
Energy (0.7%):
Santos Ltd. ........................................................... 153,178 $ 682
Industrials (0.7%):
Computershare Ltd. ..................................................... 29,731 714
1,396
Austria (0.6%):
Industrials (0.6%):
ANDRITZ AG ......................................................... 8,748 615
Belgium (2.4%):
Consumer Discretionary (0.4%):
D'ieteren Group ........................................................ 1,967 368
Consumer Staples (2.0%):
Anheuser-Busch InBev SA ................................................ 33,696 2,009
2,377
Canada (15.0%):
Consumer Discretionary (1.6%):
Gildan Activewear , Inc. .................................................. 9,662 558
Magna International, Inc. ................................................. 20,079 951
1,509
Consumer Staples (0.4%):
Saputo, Inc. ........................................................... 16,180 393
Energy (7.6%):
ARC Resources Ltd. ..................................................... 50,450 920
Canadian Natural Resources Ltd. ............................................ 59,513 1,904
Cenovus Energy, Inc. .................................................... 63,638 1,081
Imperial Oil Ltd. ....................................................... 15,488 1,405
Suncor Energy, Inc. ..................................................... 39,786 1,665
Whitecap Resources, Inc. ................................................. 63,071 481
7,456
Industrials (0.7%):
TFI International, Inc. .................................................... 7,208 635
Information Technology (1.7%):
CGI, Inc. ............................................................. 11,120 991
Open Text Corp. ........................................................ 17,728 663
1,654
Materials (3.0%):
CCL Industries, Inc. ..................................................... 7,729 436
Kinross Gold Corp. ..................................................... 58,279 1,448
Pan American Silver Corp. ................................................ 28,712 1,112
2,996
14,643
Denmark (2.3%):
Consumer Discretionary (0.8%):
Pandora A/S .......................................................... 6,261 816
Health Care (1.5%):
Genmab A/S(a) ........................................................ 4,813 1,459
2,275
Finland (0.7%):
Industrials (0.7%):
Wartsila OYJ Abp ...................................................... 23,918 715
France (15.7%):
Communication Services (1.8%):
Publicis Groupe SA ..................................................... 18,654 1,789

Victory Portfolios ll
VictoryShares International Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Consumer Discretionary (1.9%):
Cie Generale des Etablissements Michelin SCA ................................. 40,245 $ 1,443
Sodexo SA ........................................................... 6,385 401
1,844
Health Care (3.1%):
Ipsen SA ............................................................. 4,215 562
Sanofi SA ............................................................ 26,937 2,484
3,046
Industrials (7.3%):
Bouygues SA .......................................................... 20,338 915
Bureau Veritas SA ...................................................... 19,997 625
Cie de Saint-Gobain SA .................................................. 11,839 1,274
Dassault Aviation SA .................................................... 2,105 703
Eiffage SA ............................................................ 10,328 1,318
SPIE SA ............................................................. 10,608 570
Vinci SA ............................................................. 11,740 1,626
7,031
Information Technology (1.6%):
Capgemini SE ......................................................... 10,679 1,549
15,259
Germany (2.6%):
Consumer Discretionary (0.6%):
Continental AG ........................................................ 8,322 548
Industrials (1.0%):
Daimler Truck Holding AG ................................................ 23,392 962
Materials (1.0%):
Heidelberg Materials AG ................................................. 4,592 1,032
2,542
Hong Kong (2.8%):
Consumer Discretionary (0.7%):
Galaxy Entertainment Group Ltd. ........................................... 127,382 702
Industrials (2.1%):
SITC International Holdings Co. Ltd. ......................................... 266,250 1,025
Techtronic Industries Co. Ltd. .............................................. 76,743 982
2,007
2,709
Israel (3.0%):
Information Technology (3.0%):
Check Point Software Technologies Ltd.(a) .................................... 4,595 951
Nice Ltd.(a) ........................................................... 8,110 1,195
Wix.com Ltd.(a) ........................................................ 4,248 755
2,901
Italy (1.6%):
Consumer Discretionary (0.7%):
Moncler SpA .......................................................... 11,379 666
Health Care (0.4%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 6,663 404
Materials (0.5%):
Buzzi SpA ............................................................ 8,500 467
1,537
Japan (29.1%):
Communication Services (0.6%):
Nexon Co. Ltd. ........................................................ 27,100 595
Consumer Discretionary (7.0%):
Aisin Corp. ........................................................... 53,000 918
Bridgestone Corp. ...................................................... 18,200 843

Victory Portfolios ll
VictoryShares International Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Denso Corp. .......................................................... 199,400 $ 2,879
Niterra Co. Ltd. ........................................................ 14,400 556
Subaru Corp. .......................................................... 36,100 740
Suzuki Motor Corp. ..................................................... 58,100 849
6,785
Consumer Staples (3.3%):
Asahi Group Holdings Ltd. ................................................ 65,100 782
Japan Tobacco, Inc. ..................................................... 42,300 1,391
MatsukiyoCocokara & Co. ................................................ 15,300 311
Suntory Beverage & Food Ltd. ............................................. 12,800 400
Unicharm Corp. ........................................................ 59,700 387
3,271
Energy (1.2%):
Inpex Corp. ........................................................... 64,600 1,168
Health Care (4.1%):
Astellas Pharma, Inc. .................................................... 103,200 1,117
Shionogi & Co. Ltd. ..................................................... 46,300 811
Takeda Pharmaceutical Co. Ltd. ............................................ 66,900 1,953
3,881
Industrials (7.3%):
Dai Nippon Printing Co. Ltd. .............................................. 42,800 728
Japan Airlines Co. Ltd. ................................................... 30,500 615
Kawasaki Kisen Kaisha Ltd. ............................................... 67,900 967
Komatsu Ltd. .......................................................... 31,700 1,106
Makita Corp. .......................................................... 16,200 527
Nippon Yusen KK ...................................................... 22,600 772
Obayashi Corp. ........................................................ 44,200 726
Taisei Corp. ........................................................... 8,800 605
Toyota Tsusho Corp. ..................................................... 39,700 1,101
7,147
Information Technology (3.8%):
Canon, Inc. ........................................................... 43,400 1,273
Lasertec Corp. ......................................................... 4,800 659
Otsuka Corp. .......................................................... 16,500 345
SCREEN Holdings Co. Ltd. ............................................... 6,900 628
Trend Micro, Inc. ....................................................... 6,400 351
Yokogawa Electric Corp. ................................................. 14,300 411
3,667
Materials (1.8%):
Shin-Etsu Chemical Co. Ltd. ............................................... 54,800 1,799
28,313
Luxembourg (1.5%):
Energy (1.5%):
Tenaris SA ............................................................ 81,003 1,444
Netherlands (1.6%):
Consumer Staples (1.6%):
JDE Peet's NV ......................................................... 13,279 486
Koninklijke Ahold Delhaize NV ............................................ 27,764 1,123
1,609
Norway (3.9%):
Consumer Staples (0.5%):
Orkla ASA ............................................................ 51,031 533
Energy (2.7%):
Equinor ASA .......................................................... 106,157 2,590
Materials (0.7%):
Norsk Hydro ASA ...................................................... 99,575 675
3,798

Victory Portfolios ll
VictoryShares International Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Portugal (0.9%):
Energy (0.9%):
Galp Energia SGPS SA ................................................... 45,256 $ 855
Spain (1.8%):
Industrials (1.8%):
ACS Actividades de Construccion y Servicios SA ................................ 10,459 835
Aena SME SA(b) ....................................................... 34,790 950
1,785
Sweden (3.0%):
Consumer Discretionary (2.5%):
Autoliv , Inc. .......................................................... 4,666 576
Evolution AB(b) ....................................................... 15,224 1,252
H & M Hennes & Mauritz AB, Class B ....................................... 37,271 694
2,522
Industrials (0.5%):
Securitas AB, Class B .................................................... 30,326 456
2,978
United Kingdom (8.1%):
Communication Services (0.9%):
Informa PLC .......................................................... 73,614 908
Energy (3.2%):
BP PLC .............................................................. 381,781 2,187
TechnipFMC PLC ...................................................... 24,953 984
3,171
Industrials (2.8%):
Ashtead Group PLC ..................................................... 13,922 929
International Consolidated Airlines Group SA ................................... 336,557 1,751
2,680
Materials (1.2%):
Endeavour Mining PLC .................................................. 27,538 1,148
7,907
United States (0.8%):
Information Technology (0.8%):
Flex Ltd.(a) ........................................................... 13,448 780
Total Common Stocks (Cost $94,554) 96,438
Total Investments (Cost $94,554) — 98.8% 96,438
Other assets in excess of liabilities — 1.2% 1,217
NET ASSETS - 100.00% $ 97,655
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2025, the fair value of these securities was
$2,202 (thousands) and amounted to 2.3% of net assets.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios ll
VictoryShares International Free Cash Flow Growth ETF

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.3%)
Australia (8.3%):
Consumer Discretionary (1.1%):
Aristocrat Leisure Ltd. ................................................... 37,542 $ 1,738
Health Care (2.1%):
Pro Medicus Ltd. ....................................................... 7,226 1,474
Sigma Healthcare Ltd. ................................................... 939,621 1,846
3,320
Industrials (2.0%):
Brambles Ltd. ......................................................... 103,111 1,692
Computershare Ltd. ..................................................... 57,743 1,386
3,078
Information Technology (1.1%):
Technology One Ltd. .................................................... 41,566 1,057
WiseTech Global Ltd. .................................................... 11,585 692
1,749
Materials (2.0%):
Evolution Mining Ltd. ................................................... 445,748 3,193
13,078
Belgium (0.3%):
Consumer Discretionary (0.3%):
D'ieteren Group ........................................................ 2,135 399
Canada (18.7%):
Consumer Discretionary (1.3%):
Dollarama, Inc. ........................................................ 16,057 2,118
Energy (1.4%):
Imperial Oil Ltd. ....................................................... 24,976 2,265
Industrials (1.8%):
Bombardier, Inc., Class B(a) ............................................... 14,227 1,994
TFI International, Inc. .................................................... 8,800 775
2,769
Information Technology (4.6%):
Celestica, Inc.(a) ....................................................... 11,650 2,871
Constellation Software, Inc. ............................................... 417 1,131
Lumine Group, Inc.(a) ................................................... 25,048 739
Shopify, Inc., Class A(a) .................................................. 13,380 1,988
The Descartes Systems Group, Inc.(a) ........................................ 4,548 429
7,158
Materials (9.6%):
Agnico Eagle Mines Ltd. ................................................. 32,711 5,514
Kinross Gold Corp. ..................................................... 200,556 4,984
Lundin Gold, Inc. ....................................................... 32,611 2,113
Pan American Silver Corp. ................................................ 70,996 2,750
15,361
29,671
Denmark (3.0%):
Consumer Discretionary (0.6%):
Pandora A/S .......................................................... 7,021 915
Health Care (2.4%):
Genmab A/S(a) ........................................................ 2,858 867
Novo Nordisk A/S, Class B ................................................ 55,947 3,033
3,900
4,815
Finland (1.0%):
Industrials (1.0%):
Wartsila Oyj Abp ....................................................... 50,512 1,509

Victory Portfolios ll
VictoryShares International Free Cash Flow Growth ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
France (8.4%):
Consumer Discretionary (0.8%):
Hermes International SCA ................................................ 520 $ 1,272
Industrials (7.6%):
Airbus SE ............................................................ 16,706 3,871
Safran SA ............................................................ 11,144 3,925
SPIE SA ............................................................. 17,402 936
Thales SA ............................................................ 10,448 3,270
12,002
13,274
Germany (7.2%):
Communication Services (0.2%):
CTS Eventim AG & Co. KGaA ............................................. 3,012 295
Industrials (6.5%):
Rational AG .......................................................... 681 519
Rheinmetall AG ........................................................ 1,792 4,175
Siemens Energy AG(a) ................................................... 47,704 5,567
10,261
Information Technology (0.5%):
Nemetschek SE ........................................................ 6,081 791
11,347
Hong Kong (0.7%):
Consumer Staples (0.7%):
Alibaba Health Information Technology Ltd.(a) ................................. 1,372,000 1,174
Ireland (1.8%):
Industrials (1.8%):
Ryanair Holdings PLC ................................................... 98,578 2,858
Israel (2.7%):
Information Technology (2.7%):
CyberArk Software Ltd.(a) ................................................ 3,482 1,683
Monday.com Ltd.(a) ..................................................... 2,452 475
Nice Ltd.(a) ........................................................... 6,505 959
Nova Ltd.(a) .......................................................... 1,843 589
Wix.com Ltd.(a) ........................................................ 2,895 514
4,220
Italy (1.3%):
Consumer Discretionary (1.0%):
Ferrari NV ............................................................ 1,696 819
Moncler SpA .......................................................... 13,822 809
1,628
Health Care (0.3%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 6,650 404
2,032
Japan (14.9%):
Communication Services (1.6%):
Capcom Co. Ltd. ....................................................... 25,500 694
Konami Group Corp. .................................................... 13,200 1,906
2,600
Consumer Discretionary (4.0%):
Asics Corp. ........................................................... 48,800 1,278
Bandai Namco Holdings, Inc. .............................................. 65,200 2,172
Fast Retailing Co. Ltd. ................................................... 3,900 1,188
Sanrio Co. Ltd. ........................................................ 26,900 1,264
ZOZO, Inc. ........................................................... 36,300 334
6,236
Industrials (4.6%):
BayCurrent, Inc. ....................................................... 22,300 1,312

Victory Portfolios ll
VictoryShares International Free Cash Flow Growth ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Daifuku Co. Ltd. ....................................................... 54,100 $ 1,735
Fujikura Ltd. .......................................................... 32,900 3,216
MonotaRO Co. Ltd. ..................................................... 13,800 201
Recruit Holdings Co. Ltd. ................................................. 16,000 862
7,326
Information Technology (4.7%):
Advantest Corp. ........................................................ 31,300 3,100
Disco Corp. ........................................................... 2,100 661
Lasertec Corp. ......................................................... 6,700 920
Obic Co. Ltd. .......................................................... 14,500 505
Otsuka Corp. .......................................................... 20,000 418
Tokyo Electron Ltd. ..................................................... 7,900 1,408
Yokogawa Electric Corp. ................................................. 17,200 495
7,507
23,669
Macau (0.8%):
Consumer Discretionary (0.8%):
Sands China Ltd. ....................................................... 430,800 1,201
Netherlands (3.8%):
Communication Services (0.5%):
Universal Music Group NV ................................................ 29,121 840
Health Care (0.7%):
Argenx SE(a) .......................................................... 1,605 1,163
Information Technology (2.6%):
ASM International NV ................................................... 2,193 1,315
ASML Holding NV ..................................................... 2,043 1,985
Topicus.com, Inc.(a) ..................................................... 6,674 716
4,016
6,019
New Zealand (0.4%):
Information Technology (0.4%):
Xero Ltd.(a) ........................................................... 6,005 626
Norway (0.8%):
Industrials (0.8%):
Kongsberg Gruppen ASA ................................................. 39,760 1,271
Singapore (2.9%):
Communication Services (2.9%):
Sea Ltd., ADR(a) ....................................................... 25,274 4,517
Spain (3.3%):
Consumer Discretionary (1.9%):
Amadeus IT Group SA ................................................... 14,434 1,144
Industria de Diseno Textil SA .............................................. 35,035 1,932
3,076
Industrials (1.4%):
Aena SME SA(b) ....................................................... 77,257 2,110
5,186
Sweden (4.2%):
Consumer Discretionary (1.4%):
Autoliv, Inc. .......................................................... 7,752 957
Evolution AB(b) ....................................................... 15,064 1,239
2,196
Consumer Staples (0.3%):
AAK AB ............................................................. 15,904 413
Health Care (0.3%):
Swedish Orphan Biovitrum AB(a) ........................................... 15,336 467

Victory Portfolios ll
VictoryShares International Free Cash Flow Growth ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Industrials (2.2%):
AddTech AB, B Shares ................................................... 9,936 $ 322
Alfa Laval AB ......................................................... 12,735 580
Atlas Copco AB, Class A ................................................. 80,669 1,362
Epiroc AB, Class A ...................................................... 33,179 700
Indutrade AB .......................................................... 23,396 537
3,501
6,577
Switzerland (1.6%):
Consumer Discretionary (0.2%):
On Holding AG, Class A(a) ................................................ 9,304 394
Health Care (0.5%):
Straumann Holding AG, Class R ............................................ 7,927 846
Industrials (0.9%):
Belimo Holding AG, Class R .............................................. 1,185 1,238
2,478
United Kingdom (13.2%):
Communication Services (0.7%):
Auto Trader Group PLC(b) ................................................ 52,569 558
Rightmove PLC ........................................................ 50,097 477
1,035
Consumer Discretionary (2.2%):
Compass Group PLC .................................................... 24,112 820
InterContinental Hotels Group PLC .......................................... 9,892 1,194
Next PLC ............................................................ 8,396 1,397
3,411
Energy (1.4%):
TechnipFMC PLC ...................................................... 55,084 2,173
Health Care (1.0%):
AstraZeneca PLC ....................................................... 10,545 1,586
Industrials (7.0%):
Diploma PLC ......................................................... 11,180 798
International Consolidated Airlines Group SA ................................... 871,514 4,534
Rolls-Royce Holdings PLC ................................................ 378,945 6,063
11,395
Information Technology (0.9%):
Halma PLC ........................................................... 32,147 1,491
21,091
Total Common Stocks (Cost $147,630) 157,012
Total Investments (Cost $147,630) — 99.3% 157,012
Other assets in excess of liabilities — 0.7% 1,071
NET ASSETS - 100.00% $ 158,083
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2025, the fair value of these securities was
$3,907 (thousands) and amounted to 2.5% of net assets.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (24.9%)
ABS Auto (14.0%):
Alloya Auto Receivables Trust .............................................
Series 2025-1A , Class A4 , 4 .71% , 1/25/30 , Callable 4/25/28 @ 100 (a) ............. $ 981 $ 991
Series 2025-1A , Class B , 4 .99% , 3/25/30 , Callable 4/25/28 @ 100 (a) .............. 506 513
Series 2025-1A , Class C , 5 .19% , 7/25/30 , Callable 4/25/28 @ 100 (a) .............. 1,865 1,879
Series 2025-1A , Class D , 5 .68% , 3/25/33 , Callable 4/25/28 @ 100 (a) .............. 333 337
Ally Auto Receivables Trust ...............................................
Series 2023-1 , Class B , 5 .76% , 1/15/29 , Callable 4/15/27 @ 100 (a) ............... 1,000 1,023
Series 2023-1 , Class D , 6 .74% , 4/15/34 , Callable 4/15/27 @ 100 (a) ............... 422 436
Series 2023-A , Class C , 6 .08% , 1/17/34 , Callable 6/15/27 @ 100 (a) ............... 1,000 1,013
Series 2023-A , Class D , 7 .33% , 1/17/34 , Callable 6/15/27 @ 100 (a) ............... 667 696
Ally Bank Auto Credit-Linked Notes .........................................
Series 2024-B , Class D , 5 .41% , 9/15/32 , Callable 1/15/28 @ 100 (a) ............... 582 586
Series 2025-A , Class C , 4 .84% , 6/15/33 , Callable 1/15/29 @ 100 (a) ............... 1,394 1,396
American Credit Acceptance Receivables Trust .................................
Series 2022-3 , Class E , 8 .08% , 10/13/28 , Callable 2/13/26 @ 100 (a) .............. 1,500 1,516
Series 2023-2 , Class C , 5 .96% , 8/13/29 , Callable 10/12/26 @ 100 (a) .............. 308 308
Series 2024-4 , Class C , 4 .91% , 8/12/31 , Callable 10/12/27 @ 100 (a) .............. 1,000 1,005
American Heritage Auto Receivables Issuer Trust ................................
Series 2024-1A , Class D , 5 .92% , 11/15/33 , Callable 7/15/29 @ 100 (a) ............. 675 687
Series 2025-1A , Class B , 4 .77% , 6/16/31 , Callable 7/15/29 @ 100 (a) .............. 300 303
Series 2025-1A , Class C , 5 .04% , 11/17/31 , Callable 7/15/29 @ 100 (a) ............. 3,000 3,019
American Heritage Auto Receivables Trust .....................................
Series 2024-1A , Class A3 , 4 .90% , 9/17/29 , Callable 10/15/28 @ 100 (a) ............ 980 992
Series 2024-1A , Class B , 5 .32% , 9/16/30 , Callable 10/15/28 @ 100 (a) ............. 333 342
Series 2024-1A , Class C , 5 .63% , 12/16/30 , Callable 10/15/28 @ 100 (a) ............ 407 417
Series 2024-1A , Class D , 6 .34% , 1/18/33 , Callable 10/15/28 @ 100 (a) ............. 348 359
AmeriCredit Automobile Receivables Trust , Series 2021-2 , Class C , 1 .01% , 1/19/27 , Callable
1/18/26 @ 100 ..................................................... 805 801
ARI Fleet Lease Trust ....................................................
Series 2024-B , Class A3 , 5 .26% , 4/15/33 , Callable 11/15/27 @ 100 (a) ............. 1,350 1,380
Series 2024-B , Class B , 5 .39% , 4/15/33 , Callable 11/15/27 @ 100 (a) .............. 275 281
Series 2024-B , Class C , 5 .55% , 4/15/33 , Callable 11/15/27 @ 100 (a) .............. 344 351
Series 2025-A , Class C , 4 .90% , 1/17/34 , Callable 10/15/28 @ 100 (a) .............. 1,083 1,083
Series 2025-B , Class B , 4 .97% , 3/15/34 , Callable 12/15/28 @ 100 (a) .............. 1,880 1,906
AutoNation Finance Trust .................................................
Series 2025-1A , Class C , 5 .19% , 12/10/30 , Callable 10/10/28 @ 100 (a) ............ 1,263 1,287
Series 2025-1A , Class D , 5 .63% , 9/10/32 , Callable 10/10/28 @ 100 (a) ............. 2,770 2,830
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2021-1A , Class C , 2 .13% , 8/20/27 , Callable 8/20/26 @ 100 (a) .............. 620 608
Series 2022-3A , Class B , 5 .31% , 2/20/27 , Callable 3/20/26 @ 100 (a) .............. 2,500 2,504
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 1,000 1,009
Series 2023-2A , Class C , 6 .18% , 10/20/27 (a) ............................... 1,000 1,011
Series 2023-5A , Class B , 6 .12% , 4/20/28 (a) ................................ 1,000 1,020
Series 2023-5A , Class C , 6 .85% , 4/20/28 (a) ................................ 1,000 1,025
Bridgecrest Lending Auto Securitization Trust , Series 2024-4 , Class B , 4 .77% , 8/15/30 ,
Callable 8/15/28 @ 100 .............................................. 857 860
CarMax Auto Owner Trust ................................................
Series 2021-3 , Class D , 1 .50% , 1/18/28 , Callable 10/15/25 @ 100 ................ 1,370 1,368
Series 2021-4 , Class D , 1 .48% , 3/15/28 , Callable 12/15/25 @ 100 ................ 250 248
Series 2022-4 , Class D , 8 .08% , 4/16/29 , Callable 12/15/26 @ 100 ................ 1,340 1,399
Series 2023-2 , Class C , 5 .57% , 11/15/28 , Callable 4/15/27 @ 100 ................ 1,000 1,016
Series 2023-4 , Class D , 7 .16% , 4/15/30 , Callable 9/15/27 @ 100 ................. 1,000 1,043
Series 2024-1 , Class C , 5 .47% , 8/15/29 , Callable 10/15/27 @ 100 ................ 1,000 1,018
Series 2024-4 , Class D , 5 .36% , 8/15/31 , Callable 4/15/28 @ 100 ................. 740 751
CarMax Select Receivables Trust ...........................................
Series 2025-A , Class D , 5 .86% , 7/15/31 , Callable 8/15/28 @ 100 ................. 1,815 1,860
Series 2025-B , Class B , 4 .35% , 7/15/30 , Callable 5/15/29 @ 100 ................. 1,000 998
Series 2025-B , Class D , 5 .33% , 7/15/31 , Callable 5/15/29 @ 100 ................. 1,000 997
Carvana Auto Receivables Trust ............................................
Series 2020-P1 , Class D , 1 .82% , 9/8/27 , Callable 12/8/25 @ 100 ................. 500 497
Series 2021-N1 , Class A , 0 .70% , 1/10/28 , Callable 7/10/26 @ 100 ................ 85 84

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2021-N1 , Class C , 1 .30% , 1/10/28 , Callable 7/10/26 @ 100 ................ $ 135 $ 132
Series 2021-N4 , Class C , 1 .72% , 9/11/28 , Callable 10/10/27 @ 100 ............... 104 101
Chase Auto Owner Trust ..................................................
Series 2023-AA , Class D , 6 .85% , 6/25/31 , Callable 1/25/28 @ 100 (a) ............. 1,878 1,973
Series 2024-2A , Class D , 6 .15% , 8/25/31 , Callable 12/25/27 @ 100 (a) ............. 805 833
Series 2024-5A , Class D , 4 .97% , 1/26/32 , Callable 1/25/28 @ 100 (a) .............. 356 356
Series 2025-1A , Class D , 5 .24% , 11/26/32 , Callable 8/25/28 @ 100 (a) ............. 625 631
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 176 177
Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 200 202
Series 2023-1A , Class D , 6 .69% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 375 379
Series 2023-2A , Class B , 5 .97% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 791 813
Series 2023-2A , Class C , 6 .15% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 765 786
Series 2024-1A , Class C , 5 .60% , 5/15/36 , Callable 7/15/27 @ 100 (a) .............. 600 613
Citizens Auto Receivables Trust ............................................
Series 2023-1 , Class A4 , 5 .78% , 10/15/30 , Callable 3/15/27 @ 100 (a) ............. 2,000 2,042
Series 2023-2 , Class A4 , 5 .74% , 10/15/30 , Callable 3/15/27 @ 100 (a) ............. 1,000 1,023
Series 2024-1 , Class A4 , 5 .03% , 10/15/30 , Callable 8/15/27 @ 100 (a) ............. 1,000 1,014
Credit Acceptance Auto Loan Trust ..........................................
Series 2022-3A , Class C , 8 .45% , 2/15/33 , Callable 7/15/26 @ 100 (a) .............. 1,050 1,059
Series 2023-1A , Class B , 7 .02% , 5/16/33 , Callable 10/15/26 @ 100 (a) ............. 1,200 1,211
Series 2023-1A , Class C , 7 .71% , 7/15/33 , Callable 10/15/26 @ 100 (a) ............. 25 26
Series 2023-2A , Class C , 7 .15% , 9/15/33 , Callable 11/15/26 @ 100 (a) ............. 1,700 1,742
Series 2023-3A , Class C , 7 .62% , 12/15/33 , Callable 3/15/27 @ 100 (a) ............. 977 1,009
Series 2025-1A , Class C , 5 .71% , 7/16/35 , Callable 11/15/28 @ 100 (a) ............. 1,000 1,013
Drive Auto Receivables Trust , Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 10/15/25 @
100 ............................................................. 656 652
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 4/15/28 @ 100 (a) ............ 2,510 2,578
Series 2023-1A , Class B , 6 .45% , 1/15/30 , Callable 4/15/28 @ 100 (a) .............. 400 415
Series 2023-1A , Class C , 6 .77% , 4/15/30 , Callable 4/15/28 @ 100 (a) .............. 328 341
Enterprise Fleet Financing LLC .............................................
Series 2022-3 , Class A3 , 4 .29% , 7/20/29 , Callable 4/20/26 @ 100 (a) .............. 1,444 1,445
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 3/20/26 @ 100 (a) ............. 1,000 1,013
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 2/20/27 @ 100 (a) .............. 378 380
Series 2024-1 , Class A3 , 5 .16% , 9/20/30 , Callable 8/20/27 @ 100 (a) .............. 1,000 1,019
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 1/20/28 @ 100 (a) ............. 668 692
Series 2024-4 , Class A3 , 4 .56% , 11/20/28 , Callable 7/20/28 @ 100 (a) ............. 500 504
Series 2025-1 , Class A3 , 4 .82% , 2/20/29 , Callable 10/20/28 @ 100 (a) ............. 143 145
Series 2025-2 , Class A4 , 4 .58% , 12/22/31 , Callable 2/20/29 @ 100 (a) ............. 1,000 1,013
Exeter Automobile Receivables Trust .........................................
Series 2022-5A , Class C , 6 .51% , 12/15/27 , Callable 11/15/27 @ 100 .............. 206 207
Series 2025-1A , Class C , 5 .09% , 5/15/31 , Callable 2/15/29 @ 100 ................ 1,000 1,011
Exeter Select Automobile Receivables Trust , Series 2025-1 , Class B , 4 .87% , 8/15/31 , Callable
5/15/29 @ 100 ..................................................... 1,000 1,013
FCCU Auto Receivables Trust ..............................................
Series 2024-1A , Class A4 , 5 .46% , 4/15/30 , Callable 1/15/28 @ 100 (a) ............. 1,212 1,239
Series 2024-1A , Class B , 5 .71% , 7/15/30 , Callable 1/15/28 @ 100 (a) .............. 1,142 1,175
Series 2024-1A , Class C , 6 .00% , 10/15/30 , Callable 1/15/28 @ 100 (a) ............. 334 344
Series 2024-1A , Class D , 6 .78% , 7/15/32 , Callable 1/15/28 @ 100 (a) .............. 568 589
Series 2025-1A , Class A4 , 5 .18% , 5/15/31 , Callable 12/15/28 @ 100 (a) ............ 1,000 1,028
Series 2025-1A , Class B , 5 .36% , 9/15/31 , Callable 12/15/28 @ 100 (a) ............. 324 334
Series 2025-1A , Class C , 5 .61% , 12/15/31 , Callable 12/15/28 @ 100 (a) ............ 342 351
First Investors Auto Owner Trust , Series 2023-1A , Class C , 6 .81% , 12/17/29 , Callable 11/15/27
@ 100 (a) ......................................................... 1,210 1,255
Flagship Credit Auto Trust ................................................
Series 2019-3 , Class E , 3 .84% , 12/15/26 , Callable 10/15/25 @ 100 (a) ............. 94 94
Series 2019-4 , Class E , 4 .11% , 3/15/27 , Callable 10/15/25 @ 100 (a) .............. 686 684
Series 2021-2 , Class D , 1 .59% , 6/15/27 , Callable 9/15/26 @ 100 (a) ............... 1,750 1,721
Series 2021-4 , Class C , 1 .96% , 12/15/27 , Callable 4/15/27 @ 100 (a) .............. 619 614
Ford Credit Auto Lease Trust , Series 2023-B , Class C , 6 .43% , 4/15/27 , Callable 3/15/26 @ 100 786 793
Ford Credit Auto Owner Trust ..............................................
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 822 838

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-1 , Class C , 5 .58% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... $ 1,000 $ 1,020
Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 2,290 2,338
Foursight Capital Automobile Receivables Trust .................................
Series 2023-1 , Class B , 5 .35% , 3/15/28 , Callable 12/15/26 @ 100 (a) .............. 594 594
Series 2024-1 , Class B , 5 .55% , 5/15/29 , Callable 4/15/27 @ 100 (a) ............... 714 716
GECU Auto Receivables Trust .............................................
Series 2023-1A , Class A4 , 5 .79% , 10/15/29 , Callable 6/15/28 @ 100 (a) ............ 1,000 1,024
Series 2023-1A , Class B , 5 .87% , 1/15/30 , Callable 6/15/28 @ 100 (a) .............. 415 429
Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 6/15/28 @ 100 (a) .............. 250 259
GLS Auto Receivables Issuer Trust ..........................................
Series 2021-3A , Class E , 3 .20% , 10/16/28 , Callable 4/15/26 @ 100 (a) ............. 2,000 1,982
Series 2021-4A , Class E , 4 .43% , 10/16/28 , Callable 1/15/27 @ 100 (a) ............. 760 749
Series 2023-1A , Class D , 7 .01% , 1/16/29 , Callable 11/15/27 @ 100 (a) ............. 750 763
Series 2024-2A , Class B , 5 .77% , 11/15/28 , Callable 10/15/28 @ 100 (a) ............ 667 673
Series 2025-1A , Class C , 5 .07% , 11/15/30 , Callable 9/15/29 @ 100 (a) ............. 3,000 3,040
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A , Class D , 8 .22% , 2/18/31 , Callable 8/15/28 @ 100 (a) .............. 1,000 1,082
Series 2024-1A , Class C , 5 .69% , 3/15/30 , Callable 8/15/28 @ 100 (a) .............. 500 510
Series 2024-4A , Class C , 4 .75% , 11/15/30 , Callable 9/15/28 @ 100 (a) ............. 505 505
Series 2025-1A , Class C , 5 .26% , 3/15/31 , Callable 7/15/29 @ 100 (a) .............. 1,083 1,098
Series 2025-1A , Class D , 5 .74% , 4/15/32 , Callable 7/15/29 @ 100 (a) .............. 1,300 1,325
GM Financial Automobile Leasing Trust , Series 2023-2 , Class B , 5 .54% , 5/20/27 , Callable
10/20/25 @ 100 .................................................... 333 333
GTE Auto Receivables Trust ...............................................
Series 2023-1 , Class A3 , 5 .18% , 3/15/28 , Callable 11/15/26 @ 100 (a) ............. 403 404
Series 2023-1 , Class A4 , 5 .12% , 4/16/29 , Callable 11/15/26 @ 100 (a) ............. 1,000 1,008
Series 2023-1 , Class B , 5 .39% , 8/15/29 , Callable 11/15/26 @ 100 (a) .............. 500 507
Hertz Vehicle Financing III LLC , Series 2023-1A , Class C , 6 .91% , 6/25/27 (a) ........... 1,000 1,008
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2025-1 , Class B , 4 .96% , 3/21/33 , Callable 10/20/28 @ 100 (a) .............. 808 811
Series 2025-2 , Class B1 , 4 .84% , 9/20/33 , Callable 12/20/29 @ 100 (a) ............. 1,460 1,463
Hyundai Auto Receivables Trust , Series 2024-C , Class B , 4 .67% , 1/15/31 , Callable 8/15/28 @
100 ............................................................. 471 477
LAD Auto Receivables Trust ...............................................
Series 2022-1A , Class A , 5 .21% , 6/15/27 , Callable 8/15/26 @ 100 (a) .............. 8 8
Series 2022-1A , Class B , 5 .87% , 9/15/27 , Callable 8/15/26 @ 100 (a) .............. 800 802
Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 3/15/27 @ 100 (a) .............. 453 463
Series 2023-2A , Class D , 6 .30% , 2/15/31 , Callable 5/15/27 @ 100 (a) .............. 350 357
Series 2023-4A , Class C , 6 .76% , 3/15/29 , Callable 10/15/27 @ 100 (a) ............. 500 516
Series 2024-3A , Class D , 5 .18% , 2/17/32 , Callable 3/15/28 @ 100 (a) .............. 381 382
Series 2025-1A , Class B , 5 .05% , 5/15/30 , Callable 7/15/28 @ 100 (a) .............. 1,000 1,018
Series 2025-1A , Class C , 5 .11% , 7/15/30 , Callable 7/15/28 @ 100 (a) .............. 2,000 2,020
Series 2025-1A , Class D , 5 .52% , 5/17/32 , Callable 7/15/28 @ 100 (a) .............. 2,000 2,023
Lobel Automobile Receivables Trust .........................................
Series 2025-1 , Class B , 5 .20% , 4/17/28 , Callable 6/15/27 @ 100 (a) ............... 1,000 1,001
Series 2025-1 , Class C , 5 .70% , 1/15/30 , Callable 6/15/27 @ 100 (a) ............... 3,650 3,680
Series 2025-1 , Class D , 6 .19% , 2/15/30 , Callable 6/15/27 @ 100 (a) ............... 1,750 1,755
M&T Bank Auto Receivables Trust , Series 2025-1A , Class A3 , 4 .73% , 6/17/30 , Callable
1/15/29 @ 100 (a) ................................................... 2,143 2,172
Merchants Fleet Funding LLC ..............................................
Series 2023-1A , Class A , 7 .21% , 5/20/36 , Callable 6/20/26 @ 100 (a) .............. 405 408
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 974 982
Series 2024-1A , Class B , 5 .95% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 1,500 1,522
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 2,000 2,043
Series 2024-1A , Class D , 6 .85% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 2,467 2,536
Navistar Financial Dealer Note Master Owner Trust ..............................
Series 2024-1 , Class A , 5 .59% , 4/25/29 (a) ................................. 1,000 1,007
Series 2024-1 , Class B , 5 .79% , 4/25/29 (a) ................................. 390 393
Series 2024-1 , Class C , 6 .13% , 4/25/29 (a) ................................. 633 637
OCCU Auto Receivables Trust .............................................
Series 2022-1A , Class C , 6 .52% , 11/15/29 , Callable 7/15/27 @ 100 (a) ............. 500 517
Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 10/15/27 @ 100 (a) ............ 925 950
Series 2023-1A , Class B , 6 .51% , 9/17/29 , Callable 10/15/27 @ 100 (a) ............. 1,000 1,039

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-1A , Class C , 6 .82% , 9/17/29 , Callable 10/15/27 @ 100 (a) ............. $ 1,000 $ 1,043
Series 2023-1A , Class D , 7 .88% , 12/15/31 , Callable 10/15/27 @ 100 (a) ............ 1,000 1,058
Series 2025-1A , Class A4 , 4 .79% , 1/15/31 , Callable 8/15/29 @ 100 (a) ............. 2,000 2,026
Series 2025-1A , Class B , 4 .94% , 4/15/31 , Callable 8/15/29 @ 100 (a) .............. 1,214 1,231
Series 2025-1A , Class C , 5 .20% , 10/15/31 , Callable 8/15/29 @ 100 (a) ............. 1,860 1,881
Series 2025-1A , Class D , 5 .60% , 11/15/34 , Callable 8/15/29 @ 100 (a) ............. 2,000 2,013
Oscar US Funding XII LLC , Series 2021-1A , Class A4 , 1 .00% , 4/10/28 , Callable 10/10/25 @
100 (a) ........................................................... 291 289
Oscar US Funding XIV LLC , Series 2022-1A , Class A4 , 2 .82% , 4/10/29 , Callable 3/10/26 @
100 (a) ........................................................... 98 97
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 11/10/28 @
100 (a) ........................................................... 1,150 1,154
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A , Class A4 , 4 .18% , 12/15/28 , Callable 3/15/26 @ 100 (a) ............. 220 220
Series 2022-A , Class B , 4 .60% , 12/15/28 , Callable 3/15/26 @ 100 (a) .............. 452 452
Series 2022-A , Class C , 4 .83% , 12/15/28 , Callable 3/15/26 @ 100 (a) .............. 917 918
Series 2025-A , Class A4 , 4 .19% , 5/15/31 , Callable 3/15/30 @ 100 (a) .............. 2,250 2,241
Series 2025-A , Class B , 4 .37% , 7/15/31 , Callable 3/15/30 @ 100 (a) ............... 1,667 1,658
Series 2025-A , Class C , 4 .67% , 2/17/32 , Callable 3/15/30 @ 100 (a) ............... 2,034 2,022
Series 2025-A , Class D , 5 .07% , 10/17/33 , Callable 3/15/30 @ 100 (a) .............. 2,000 1,986
Prestige Auto Receivables Trust ............................................
Series 2023-1A , Class C , 5 .65% , 2/15/28 , Callable 8/15/27 @ 100 (a) .............. 863 865
Series 2023-2A , Class C , 7 .12% , 8/15/29 , Callable 1/15/28 @ 100 (a) .............. 2,000 2,032
Series 2025-1A , Class C , 5 .52% , 2/15/30 , Callable 2/15/29 @ 100 (a) .............. 529 538
Santander Bank Auto Credit-Linked Notes .....................................
Series 2023-A , Class C , 6 .74% , 6/15/33 , Callable 6/15/27 @ 100 (a) ............... 17 17
Series 2023-A , Class D , 7 .08% , 6/15/33 , Callable 6/15/27 @ 100 (a) ............... 69 69
Series 2023-B , Class C , 5 .93% , 12/15/33 , Callable 10/15/27 @ 100 (a) ............. 285 288
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 10/15/27 @ 100 (a) ............. 855 867
Series 2024-B , Class C , 5 .14% , 1/18/33 , Callable 12/15/28 @ 100 (a) .............. 1,000 1,005
Series 2024-B , Class D , 5 .48% , 1/18/33 , Callable 12/15/28 @ 100 (a) .............. 1,396 1,404
Series 2024-B , Class E , 6 .80% , 1/18/33 , Callable 12/15/28 @ 100 (a) .............. 694 699
SBNA Auto Receivables Trust , Series 2025-SF1 , Class D , 5 .34% , 9/15/31 , Callable 5/15/29 @
100 (a) ........................................................... 1,250 1,263
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class A4 , 5 .70% , 8/15/29 , Callable 11/15/27 @ 100 (a) ............ 1,800 1,840
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 11/15/27 @ 100 (a) ............ 1,750 1,808
Series 2023-1A , Class C , 6 .61% , 3/15/30 , Callable 11/15/27 @ 100 (a) ............. 1,500 1,557
Series 2023-1A , Class D , 7 .34% , 11/17/31 , Callable 11/15/27 @ 100 (a) ............ 1,000 1,046
Series 2025-1A , Class B , 4 .78% , 12/15/31 , Callable 8/15/29 @ 100 (a) ............. 1,000 1,010
Series 2025-1A , Class C , 5 .08% , 2/17/32 , Callable 8/15/29 @ 100 (a) .............. 560 564
Securitized Term Auto Receivables Trust ......................................
Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable 1/25/28 @ 100 (a) ............... 477 482
Series 2025-A , Class C , 5 .19% , 7/25/31 , Callable 1/25/28 @ 100 (a) ............... 464 470
Series 2025-A , Class D , 6 .75% , 7/25/31 , Callable 1/25/28 @ 100 (a) ............... 494 503
Series 2025-B , Class B , 4 .93% , 12/29/32 , Callable 6/25/28 @ 100 (a) .............. 1,288 1,302
Series 2025-B , Class D , 5 .46% , 12/29/32 , Callable 6/25/28 @ 100 (a) .............. 1,263 1,281
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class C , 5 .97% , 2/20/31 , Callable 8/20/27 @ 100 (a) .............. 903 926
Series 2024-1A , Class B , 5 .38% , 1/21/31 , Callable 1/20/28 @ 100 (a) .............. 840 859
Series 2024-1A , Class C , 5 .51% , 1/20/32 , Callable 1/20/28 @ 100 (a) .............. 500 510
Series 2024-2A , Class B , 5 .41% , 8/20/30 , Callable 3/20/28 @ 100 (a) .............. 929 954
Series 2024-3A , Class B , 4 .76% , 11/20/31 , Callable 8/20/28 @ 100 (a) ............. 1,000 1,015
Tesla Auto Lease Trust ...................................................
Series 2023-A , Class B , 6 .41% , 7/20/27 , Callable 10/20/25 @ 100 (a) .............. 1,500 1,500
Series 2023-B , Class B , 6 .57% , 8/20/27 , Callable 11/20/25 @ 100 (a) .............. 675 677
Tesla Electric Vehicle Trust ................................................
Series 2023-1 , Class A4 , 5 .38% , 2/20/29 , Callable 8/20/27 @ 100 (a) .............. 1,350 1,382
Series 2023-1 , Class B , 5 .82% , 5/20/31 , Callable 8/20/27 @ 100 (a) ............... 1,300 1,336
Tesla Lease Electric Vehicle Securitization LLC , Series 2025-A , Class C , 5 .09% , 6/20/29 ,
Callable 1/20/28 @ 100 (a) ............................................ 2,083 2,084
Truist Bank Auto Credit-Linked Notes , Series 2025-1 , Class B , 4 .73% , 9/26/33 , Callable
1/25/29 @ 100 (a) ................................................... 4,000 4,003

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 10/25/26 @ 100 (a) ....... $ 2,204 $ 2,229
United Auto Credit Securitization Trust .......................................
Series 2024-1 , Class B , 6 .57% , 6/10/27 (a) ................................. 255 255
Series 2025-1 , Class C , 5 .15% , 6/10/30 , Callable 2/10/28 @ 100 (a) ............... 3,250 3,268
USB Auto Owner Trust , Series 2025-1A , Class D , 5 .40% , 12/15/32 , Callable 2/15/28 @ 100 (a) 1,433 1,457
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class A3 , 5 .56% , 3/15/28 , Callable 8/15/27 @ 100 (a) ............. 519 521
Series 2023-1A , Class A4 , 5 .59% , 12/15/28 , Callable 8/15/27 @ 100 (a) ............ 1,000 1,014
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 8/15/27 @ 100 (a) .............. 534 546
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 8/15/27 @ 100 (a) .............. 1,000 1,029
VStrong Auto Receivables Trust ............................................
Series 2023-A , Class A3 , 6 .87% , 11/15/27 (a) ............................... 4 4
Series 2023-A , Class B , 7 .11% , 2/15/30 , Callable 9/15/28 @ 100 (a) ............... 1,000 1,015
Series 2024-A , Class B , 5 .77% , 7/15/30 , Callable 8/15/28 @ 100 (a) ............... 250 252
Western Funding Auto Loan Trust ...........................................
Series 2025-1 , Class B , 4 .98% , 9/17/35 (a) ................................. 1,696 1,692
Series 2025-1 , Class C , 5 .34% , 11/15/35 (a) ................................ 2,372 2,399
Westlake Automobile Receivables Trust .......................................
Series 2021-3A , Class D , 2 .12% , 1/15/27 , Callable 11/15/25 @ 100 (a) ............. 255 255
Series 2023-1A , Class B , 5 .41% , 1/18/28 , Callable 2/15/27 @ 100 (a) .............. 119 119
Series 2023-4A , Class D , 7 .19% , 7/16/29 , Callable 8/15/27 @ 100 (a) .............. 2,625 2,701
Series 2024-3A , Class B , 4 .72% , 11/15/29 , Callable 2/15/28 @ 100 (a) ............. 500 502
Series 2025-1A , Class B , 4 .98% , 9/16/30 , Callable 6/15/28 @ 100 (a) .............. 312 315
Series 2025-1A , Class C , 5 .14% , 10/15/30 , Callable 6/15/28 @ 100 (a) ............. 500 501
Series 2025-P1 , Class C , 5 .15% , 11/15/30 , Callable 3/15/28 @ 100 (a) ............. 1,000 1,017
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 358 361
Series 2023-1A , Class B , 5 .80% , 4/18/38 (a) ................................ 1,000 1,014
Series 2023-1A , Class C , 6 .18% , 4/18/38 (a) ................................ 1,667 1,695
Series 2023-2A , Class D , 7 .38% , 8/18/38 (a) ................................ 911 945
Series 2024-3A , Class C , 5 .21% , 9/19/39 (a) ................................ 822 832
World Omni Select Auto Trust , Series 2023-A , Class C , 6 .00% , 1/16/29 , Callable 1/15/27 @
100 ............................................................. 1,250 1,268
223,675
ABS Card (0.6%):
American Express Credit Account Master Trust , Series 2024-1 , Class A , 5 .23% , 4/15/29 .... 2,000 2,042
CARDS II Trust , Series 2024-1A , Class C , 5 .84% , 7/15/29 (a) ....................... 630 634
Evergreen Credit Card Trust ...............................................
Series 2024-CRT4 , Class B , 5 .25% , 10/15/28 (a) ............................. 395 399
Series 2024-CRT4 , Class C , 5 .64% , 10/15/28 (a) ............................. 452 455
Series 2025-CRT5 , Class B , 5 .24% , 5/15/29 (a) .............................. 1,014 1,026
Series 2025-CRT5 , Class C , 5 .53% , 5/15/29 (a) .............................. 555 559
Golden Credit Card Trust , Series 2021-1A , Class C , 1 .74% , 8/15/28 (a) ................. 500 486
Master Credit Card Trust II ................................................
Series 2023-1A , Class C , 5 .87% , 6/21/27 (a) ................................ 600 601
Series 2024-1A , Class C , 6 .02% , 1/21/28 (a) ................................ 840 842
Synchrony Card Issuance Trust , Series 2025-A1 , Class A , 4 .78% , 2/15/31 .............. 640 651
Trillium Credit Card Trust II ...............................................
Series 2023-1A , Class B , 5 .23% , 3/26/31 (a) ................................ 1,000 1,015
Series 2023-1A , Class C , 6 .06% , 3/26/31 (a) ................................ 375 383
Series 2024-1A , Class C , 5 .99% , 12/26/28 (a) ............................... 560 561
9,654
ABS Other (10.3%):
AFG ABS I LLC .......................................................
Series 2023-1 , Class A2 , 6 .30% , 9/16/30 , Callable 12/15/26 @ 100 (a) ............. 34 34
Series 2023-1 , Class B , 7 .51% , 9/16/30 , Callable 12/15/26 @ 100 (a) .............. 833 845
Series 2023-1 , Class C , 9 .40% , 9/16/30 , Callable 12/15/26 @ 100 (a) .............. 1,000 1,048
Amur Equipment Finance Receivables X LLC , Series 2022-1A , Class B , 2 .20% , 1/20/28 ,
Callable 10/20/25 @ 100 (a) ........................................... 149 149
Amur Equipment Finance Receivables XI LLC , Series 2022-2A , Class D , 7 .25% , 5/21/29 ,
Callable 6/20/26 @ 100 (a) ............................................ 1,889 1,922
Amur Equipment Finance Receivables XII LLC .................................

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-1A , Class B , 6 .03% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. $ 750 $ 768
Series 2023-1A , Class C , 6 .36% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. 655 673
Series 2023-1A , Class D , 7 .48% , 7/22/30 , Callable 6/20/27 @ 100 (a) .............. 2,325 2,429
Amur Equipment Finance Receivables XIII LLC , Series 2024-1A , Class B , 5 .37% , 1/21/31 ,
Callable 1/20/28 @ 100 (a) ............................................ 640 653
Amur Equipment Finance Receivables XV LLC , Series 2025-1A , Class C , 5 .39% , 1/20/32 ,
Callable 5/20/29 @ 100 (a) ............................................ 1,000 1,017
Atalaya Equipment Leasing Trust , Series 2021-1A , Class C , 2 .69% , 6/15/28 , Callable 10/15/25
@ 100 (a) ......................................................... 606 602
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class A3 , 5 .70% , 2/15/30 , Callable 2/15/28 @ 100 (a) ............. 1,000 1,018
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 2/15/28 @ 100 (a) .............. 413 425
Series 2023-1A , Class C , 6 .50% , 11/15/30 , Callable 2/15/28 @ 100 (a) ............. 300 311
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 2/15/28 @ 100 (a) ............. 471 495
Series 2024-1A , Class A3 , 5 .49% , 7/15/31 , Callable 3/15/29 @ 100 (a) ............. 1,000 1,021
Series 2024-1A , Class C , 6 .01% , 7/15/31 , Callable 3/15/29 @ 100 (a) .............. 750 777
Series 2024-1A , Class D , 6 .79% , 7/15/31 , Callable 3/15/29 @ 100 (a) .............. 1,000 1,051
Barings Equipment Finance LLC , Series 2025-A , Class A2 , 4 .64% , 10/13/28 (a) .......... 921 926
Blue Bridge Funding LLC , Series 2023-1A , Class A , 7 .37% , 11/15/30 , Callable 1/15/27 @
100 (a) ........................................................... 239 241
Blue Owl Asset Leasing Trust LLC ..........................................
Series 2024-1A , Class B , 5 .41% , 3/15/30 , Callable 8/15/26 @ 100 (a) .............. 365 368
Series 2024-1A , Class C , 6 .38% , 1/15/31 , Callable 8/15/26 @ 100 (a) .............. 552 560
Capital Automotive REIT .................................................
Series 2024-2A , Class A1 , 4 .90% , 5/15/54 , Callable 5/15/27 @ 100 (a) ............. 284 283
Series 2024-3A , Class A1 , 4 .40% , 10/15/54 , Callable 10/15/27 @ 100 (a) ........... 725 707
Capteris Equipment Finance LLC , Series 2024-1A , Class A2 , 5 .58% , 7/20/32 , Callable 2/20/28
@ 100 (a) ......................................................... 974 993
CARS-DB5 LP , Series 2021-1A , Class A1 , 1 .44% , 8/15/51 , Callable 10/15/25 @ 100 (a) .... 669 649
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/26 @ 100 (a) ..... 938 944
CCG Receivables Trust ...................................................
Series 2023-1 , Class B , 5 .99% , 9/16/30 , Callable 8/14/26 @ 100 (a) ............... 1,000 1,015
Series 2023-1 , Class C , 6 .28% , 9/16/30 , Callable 8/14/26 @ 100 (a) ............... 1,778 1,806
Series 2023-2 , Class C , 6 .45% , 4/14/32 , Callable 5/14/27 @ 100 (a) ............... 1,963 2,024
Series 2023-2 , Class D , 7 .18% , 4/14/32 , Callable 5/14/27 @ 100 (a) ............... 433 452
Series 2025-1 , Class D , 5 .28% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 652 659
CF Hippolyta Issuer LLC , Series 2020-1 , Class A1 , 1 .69% , 7/15/60 (a) ................. 319 271
Clarus Capital Funding LLC ...............................................
Series 2024-1A , Class B , 4 .79% , 8/20/32 , Callable 2/20/28 @ 100 (a) .............. 585 586
Series 2024-1A , Class C , 5 .01% , 8/20/32 , Callable 2/20/28 @ 100 (a) .............. 292 292
Cloud Capital Holdco LP , Series 2024-1A , Class A2 , 5 .78% , 11/22/49 , Callable 11/22/27 @
100 (a) ........................................................... 2,500 2,529
CP EF Asset Securitization II LLC , Series 2023-1A , Class A , 7 .48% , 3/15/32 , Callable 6/15/27
@ 100 (a) ......................................................... 354 357
Crossroads Asset Trust ...................................................
Series 2024-A , Class B , 5 .94% , 8/20/30 , Callable 1/20/28 @ 100 (a) ............... 839 857
Series 2024-A , Class C , 6 .52% , 8/20/30 , Callable 1/20/28 @ 100 (a) ............... 750 775
Series 2025-A , Class B , 5 .20% , 2/20/32 , Callable 12/20/28 @ 100 (a) .............. 303 307
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable 5/20/27 @ 100 (a) ............. 1,860 1,829
Series 2025-1A , Class A2 , 5 .91% , 2/20/50 , Callable 2/20/28 @ 100 (a) ............. 1,796 1,835
Dell Equipment Finance Trust ..............................................
Series 2023-1 , Class D , 6 .80% , 3/22/29 , Callable 11/22/25 @ 100 (a) .............. 909 912
Series 2023-2 , Class C , 6 .06% , 1/22/29 , Callable 2/22/26 @ 100 (a) ............... 1,000 1,005
Series 2023-2 , Class D , 6 .74% , 7/23/29 , Callable 2/22/26 @ 100 (a) ............... 761 767
Series 2023-3 , Class D , 6 .75% , 10/22/29 , Callable 5/22/26 @ 100 (a) .............. 353 358
Series 2024-1 , Class D , 6 .12% , 9/23/30 , Callable 11/22/26 @ 100 (a) .............. 348 354
Series 2024-2 , Class C , 4 .99% , 8/22/30 , Callable 6/22/27 @ 100 (a) ............... 500 503
Series 2024-2 , Class D , 5 .29% , 2/24/31 , Callable 6/22/27 @ 100 (a) ............... 584 591
Series 2025-1 , Class D , 5 .64% , 8/22/31 , Callable 12/22/27 @ 100 (a) .............. 419 427
Dext ABS LLC ........................................................
Series 2021-1 , Class C , 2 .29% , 9/15/28 , Callable 11/15/25 @ 100 (a) .............. 177 177
Series 2023-1 , Class A2 , 5 .99% , 3/15/32 , Callable 3/15/27 @ 100 (a) .............. 257 259

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-1 , Class B , 6 .55% , 3/15/32 , Callable 3/15/27 @ 100 (a) ............... $ 2,000 $ 2,034
Series 2023-1 , Class D , 8 .82% , 3/15/33 , Callable 3/15/27 @ 100 (a) ............... 2,300 2,401
Series 2023-2 , Class B , 6 .41% , 5/15/34 , Callable 2/15/28 @ 100 (a) ............... 1,000 1,018
Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 2/15/28 @ 100 (a) ............... 1,585 1,688
Series 2025-1 , Class B , 4 .98% , 8/15/35 , Callable 5/15/29 @ 100 (a) ............... 1,000 1,007
Series 2025-1 , Class C , 5 .39% , 8/15/35 , Callable 5/15/29 @ 100 (a) ............... 1,000 1,010
Series 2025-1 , Class D , 5 .65% , 2/15/36 , Callable 5/15/29 @ 100 (a) ............... 1,500 1,506
Diamond Issuer LLC , Series 2021-1A , Class B , 2 .70% , 11/20/51 , Callable 11/20/25 @ 100 (a) 655 618
DLLAA LLC ..........................................................
Series 2023-1A , Class A3 , 5 .64% , 2/22/28 , Callable 10/20/27 @ 100 (a) ............ 952 964
Series 2025-1A , Class A3 , 4 .95% , 9/20/29 , Callable 4/20/29 @ 100 (a) ............. 1,391 1,418
DLLAD LLC ..........................................................
Series 2024-1A , Class A3 , 5 .30% , 7/20/29 , Callable 1/20/29 @ 100 (a) ............. 1,000 1,021
Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 1/20/29 @ 100 (a) ............. 645 667
DLLMT LLC , Series 2023-1A , Class A4 , 5 .35% , 3/20/31 , Callable 1/20/27 @ 100 (a) ...... 571 578
FirstKey Homes Trust ....................................................
Series 2021-SFR3 , Class B , 2 .44% , 12/17/38 (a) (b) ........................... 1,000 972
Series 2021-SFR3 , Class C , 2 .54% , 12/17/38 (a) (b) ........................... 1,000 970
Flexential Issuer , Series 2021-1A , Class A2 , 3 .25% , 11/27/51 , Callable 11/25/25 @ 100 (a) .. 1,000 971
Ford Credit Floorplan Master Owner Trust A , Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) .... 532 536
Frontier Issuer LLC .....................................................
Series 2023-1 , Class B , 8 .30% , 8/20/53 , Callable 7/20/26 @ 100 (a) ............... 467 477
Series 2023-1 , Class C , 11 .50% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. 400 417
Series 2024-1 , Class C , 11 .16% , 6/20/54 , Callable 5/20/28 @ 100 (a) .............. 1,175 1,309
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable 7/20/29 @ 100 (a) .............. 327 339
Series 2023-1A , Class C , 6 .97% , 8/22/33 , Callable 7/20/29 @ 100 (a) .............. 300 316
Series 2023-1A , Class D , 7 .00% , 8/22/33 , Callable 7/20/29 @ 100 (a) .............. 200 210
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2023-1 , Class B , 5 .21% , 3/15/30 , Callable 7/15/27 @ 100 (a) ............... 500 508
Series 2024-1 , Class B , 5 .18% , 12/16/30 , Callable 2/15/28 @ 100 (a) .............. 740 753
Series 2024-1 , Class C , 5 .43% , 12/15/31 , Callable 2/15/28 @ 100 (a) .............. 325 330
Series 2025-1 , Class A3 , 4 .49% , 4/16/29 (a) ................................ 1,500 1,514
Series 2025-1 , Class B , 4 .77% , 1/15/32 , Callable 5/15/29 @ 100 (a) ............... 2,000 2,022
HPEFS Equipment Trust ..................................................
Series 2023-2A , Class D , 6 .97% , 7/21/31 , Callable 12/20/26 @ 100 (a) ............. 500 508
Series 2024-1A , Class D , 5 .82% , 11/20/31 , Callable 8/20/27 @ 100 (a) ............. 2,169 2,201
Series 2024-2A , Class D , 5 .82% , 4/20/32 , Callable 1/20/28 @ 100 (a) .............. 714 731
Series 2025-1A , Class C , 4 .79% , 9/20/32 , Callable 3/20/29 @ 100 (a) .............. 1,653 1,659
Series 2025-1A , Class D , 4 .99% , 3/21/33 , Callable 3/20/29 @ 100 (a) .............. 2,000 2,016
John Deere Owner Trust , Series 2024-B , Class A4 , 5 .19% , 5/15/31 , Callable 3/15/28 @ 100 . 550 564
Kubota Credit Owner Trust ................................................
Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 4/15/28 @ 100 (a) ............. 650 668
Series 2025-1A , Class A2 , 4 .61% , 12/15/27 (a) .............................. 3,000 3,012
M&T Equipment LEAF1 Notes .............................................
Series 2023-1A , Class A4 , 5 .75% , 7/15/30 , Callable 6/15/27 @ 100 (a) ............. 1,038 1,058
Series 2025-1A , Class A3 , 4 .78% , 9/17/29 , Callable 5/16/29 @ 100 (a) ............. 1,826 1,849
MMAF Equipment Finance LLC ............................................
Series 2021-A , Class A4 , 1 .04% , 11/13/30 (a) ............................... 2,000 1,972
Series 2022-A , Class A3 , 3 .20% , 1/13/28 (a) ................................ 92 92
Series 2023-A , Class A3 , 5 .54% , 12/13/29 (a) ............................... 500 509
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 11/13/30 @ 100 (a) ............. 173 178
MMP Capital LLC , Series 2025-A , Class A , 5 .36% , 12/15/31 , Callable 7/15/28 @ 100 (a) ... 2,258 2,272
MVW LLC , Series 2019-2A , Class A , 2 .22% , 10/20/38 , Callable 1/20/26 @ 100 (a) ........ 603 598
New Economy Assets - Phase 1 Sponsor LLC ...................................
Series 2021-1 , Class A1 , 1 .91% , 10/20/61 , Callable 10/20/25 @ 100 (a) ............ 903 753
Series 2021-1 , Class B1 , 2 .41% , 10/20/61 , Callable 10/20/25 @ 100 (a) ............ 293 195
NMEF Funding LLC ....................................................
Series 2022-B , Class A2 , 6 .07% , 6/15/29 , Callable 7/15/26 @ 100 (a) .............. 53 53
Series 2023-A , Class B , 6 .83% , 6/17/30 , Callable 6/15/27 @ 100 (a) ............... 1,000 1,019
Series 2024-A , Class A2 , 5 .15% , 12/15/31 , Callable 1/15/28 @ 100 (a) ............. 652 656
Series 2024-A , Class B , 5 .32% , 12/15/31 , Callable 1/15/28 @ 100 (a) .............. 678 684
Series 2025-A , Class B , 5 .18% , 7/15/32 , Callable 6/15/28 @ 100 (a) ............... 1,891 1,913

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-A , Class C , 5 .79% , 7/15/32 , Callable 6/15/28 @ 100 (a) ............... $ 4,116 $ 4,205
Series 2025-B , Class C , 5 .17% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 2,474 2,483
OneMain Financial Issuance Trust , Series 2022-3A , Class B , 6 .45% , 5/15/34 , Callable 10/14/25
@ 100 (a) ......................................................... 4,500 4,583
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A , Class A3 , 5 .64% , 11/20/30 , Callable 2/20/28 @ 100 (a) ............ 1,500 1,537
Series 2024-1A , Class B , 5 .79% , 11/20/30 , Callable 2/20/28 @ 100 (a) ............. 1,500 1,535
Series 2024-2A , Class A3 , 4 .65% , 10/20/31 , Callable 6/20/27 @ 100 (a) ............ 571 575
Series 2025-1A , Class A3 , 5 .04% , 7/20/32 , Callable 9/20/28 @ 100 (a) ............. 837 852
Series 2025-1A , Class B , 5 .20% , 7/20/32 , Callable 9/20/28 @ 100 (a) .............. 765 781
Series 2025-1A , Class C , 5 .49% , 7/20/32 , Callable 9/20/28 @ 100 (a) .............. 1,200 1,224
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class B , 5 .58% , 10/15/30 , Callable 6/15/26 @ 100 (a) ............. 564 572
Series 2024-1A , Class C , 5 .81% , 10/15/30 , Callable 6/15/26 @ 100 (a) ............. 747 758
Series 2024-1A , Class D , 6 .77% , 10/15/30 , Callable 6/15/26 @ 100 (a) ............. 417 427
Series 2025-1A , Class B , 5 .04% , 5/15/31 , Callable 10/15/27 @ 100 (a) ............. 218 221
Series 2025-1A , Class C , 5 .13% , 5/15/31 , Callable 10/15/27 @ 100 (a) ............. 1,019 1,029
Series 2025-1A , Class D , 5 .43% , 5/15/31 , Callable 10/15/27 @ 100 (a) ............. 1,120 1,130
Series 2025-1A , Class E , 7 .08% , 5/17/32 , Callable 10/15/27 @ 100 (a) ............. 941 957
Retained Vantage Data Centers Issuer LLC , Series 2025-1A , Class A2A , 5 .09% , 8/15/50 ,
Callable 8/15/28 @ 100 (a) ............................................ 2,000 2,005
SCF Equipment Leasing LLC ..............................................
Series 2023-1A , Class B , 6 .37% , 5/20/32 , Callable 5/20/29 @ 100 (a) .............. 857 878
Series 2023-1A , Class C , 6 .77% , 8/22/33 , Callable 5/20/29 @ 100 (a) .............. 1,672 1,728
SCF Equipment Trust LLC ................................................
Series 2025-1A , Class A3 , 5 .11% , 11/21/33 , Callable 7/20/31 @ 100 (a) ............ 400 408
Series 2025-1A , Class B , 5 .23% , 9/20/34 , Callable 7/20/31 @ 100 (a) .............. 1,250 1,276
Series 2025-1A , Class C , 5 .37% , 9/20/34 , Callable 7/20/31 @ 100 (a) .............. 1,500 1,519
Switch ABS Issuer LLC , Series 2025-1A , Class A2 , 5 .04% , 3/25/55 , Callable 3/25/28 @
100 (a) ........................................................... 2,000 1,984
Tricon Residential Trust , Series 2024-SFR4 , Class A , 4 .30% , 11/17/41 , Callable 11/17/29 @
100 (a) (b) ......................................................... 346 343
Uniti Fiber ABS Issuer LLC ...............................................
Series 2025-1A , Class A2 , 5 .88% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............ 2,917 2,984
Series 2025-1A , Class B , 6 .37% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............. 539 555
Vantage Data Centers LLC , Series 2025-1A , Class A2 , 5 .13% , 8/15/55 , Callable 8/15/28 @
100 (a) ........................................................... 2,500 2,508
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class C2I , 3 .16% , 2/15/52 , Callable 2/15/26 @ 100 (a) ............ 1,000 972
Series 2024-1A , Class C2 , 5 .59% , 5/15/54 , Callable 5/15/27 @ 100 (a) ............. 1,455 1,464
Series 2024-1A , Class D , 6 .64% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 167 169
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 11/12/27 @ 100 (a) ............ 251 256
Series 2023-1A , Class B , 6 .05% , 1/13/31 , Callable 11/12/27 @ 100 (a) ............. 500 512
Series 2023-1A , Class C , 6 .73% , 1/13/31 , Callable 11/12/27 @ 100 (a) ............. 374 386
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............ 869 886
Series 2024-1A , Class B , 5 .72% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............. 350 359
Series 2024-1A , Class C , 6 .25% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............. 292 303
Series 2024-1A , Class D , 7 .23% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............. 258 270
Series 2025-1A , Class A3 , 4 .96% , 5/12/33 , Callable 6/12/29 @ 100 (a) ............. 522 531
Series 2025-1A , Class D , 6 .49% , 5/12/33 , Callable 6/12/29 @ 100 (a) .............. 473 488
Verizon Master Trust ....................................................
Series 2024-2 , Class B , 5 .08% , 12/22/31 , Callable 12/20/28 @ 100 (a) ............. 1,000 1,023
Series 2024-3 , Class C , 5 .73% , 4/22/30 , Callable 4/20/27 @ 100 ................. 417 425
Series 2024-8 , Class C , 4 .99% , 11/20/30 , Callable 11/20/27 @ 100 ............... 1,409 1,422
Series 2025-1 , Class C , 5 .09% , 1/21/31 , Callable 1/20/28 @ 100 ................. 1,500 1,518
Series 2025-7 , Class C , 4 .40% , 8/20/31 , Callable 8/20/28 @ 100 ................. 2,000 1,992
VFI ABS LLC , Series 2025-1A , Class A , 4 .78% , 6/24/30 , Callable 7/24/28 @ 100 (a) ...... 2,886 2,902
Volvo Financial Equipment LLC ............................................
Series 2024-1A , Class A3 , 4 .29% , 10/16/28 , Callable 5/15/28 @ 100 (a) ............ 333 335
Series 2024-1A , Class A4 , 4 .29% , 7/15/31 , Callable 5/15/28 @ 100 (a) ............. 1,000 1,003
Series 2025-1A , Class A4 , 4 .53% , 10/15/31 , Callable 11/15/28 @ 100 (a) ........... 2,783 2,812
Wingspire Equipment Finance LLC ..........................................

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1A , Class B , 5 .06% , 9/20/32 , Callable 10/20/27 @ 100 (a) ............. $ 1,000 $ 1,006
Series 2024-1A , Class C , 5 .28% , 9/20/32 , Callable 10/20/27 @ 100 (a) ............. 584 587
Series 2025-1A , Class C , 4 .76% , 9/20/33 , Callable 12/20/28 @ 100 (a) ............. 1,137 1,136
Series 2025-1A , Class D , 5 .45% , 9/20/33 , Callable 12/20/28 @ 100 (a) ............. 4,000 3,999
Zayo Issuer LLC .......................................................
Series 2025-1A , Class A2 , 5 .65% , 3/20/55 , Callable 9/20/28 @ 100 (a) ............. 2,000 2,035
Series 2025-1A , Class B , 6 .09% , 3/20/55 , Callable 9/20/28 @ 100 (a) .............. 1,000 1,020
Series 2025-2A , Class A2 , 5 .95% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............ 1,000 1,028
Series 2025-2A , Class B , 6 .59% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............. 583 604
165,090
Total Asset-Backed Securities (Cost $393,430)
a
a
a
398,419
Collateralized Loan Obligations (0.1%)
Cash Flow CLO (0.1%):
Palmer Square Loan Funding Ltd. , Series 2024-3A , Class A2 , 5 .88% ( TSFR3M + 165 bps ) ,
8/8/32 , Callable 11/8/25 @ 100 (a) (c) ..................................... 1,000 999
Total Collateralized Loan Obligations (Cost $1,000)
a
a
a
999
Collateralized Mortgage Obligations (4.6%)
Agency CMO Other (1.9%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 728 740
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 1,679 1,672
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 3,281 3,314
Federal National Mortgage Association .......................................
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 712 721
Series 2024-33 , Class PB , 5 .00% , 3/25/48 ................................. 1,735 1,743
Series 2025-40 , Class B , 5 .00% , 10/25/50 ................................. 2,319 2,327
Series 2025-61 , Class DA , 4 .50% , 9/25/51 ................................. 1,966 1,951
Government National Mortgage Association ....................................
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 823 831
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 650 655
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 814 817
Series 2024-160 , Class H , 4 .00% , 9/20/62 ................................. 1,248 1,242
Series 2024-19 , Class AD , 5 .00% , 6/20/53 ................................. 871 874
Series 2024-97 , Class MC , 5 .00% , 1/20/64 ................................. 1,202 1,208
Series 2025-131 , Class CE , 4 .50% , 12/20/53 ............................... 4,768 4,772
Series 2025-131 , Class QC , 4 .00% , 7/20/51 ................................ 2,987 2,946
Series 2025-139 , Class DT , 5 .00% , 3/20/65 ................................ 2,989 2,993
Series 2025-2 , Class EA , 4 .50% , 9/20/40 .................................. 1,294 1,299
30,105
Agency Commercial MBS (0.0%):(d)
Federal Home Loan Mortgage Corporation , Series KC03 , Class A2 , 3 .50% , 1/25/26 ....... 395 393
Commercial MBS (2.7%):
ALA Trust ............................................................
Series 2025-OANA , Class A , 5 .89% ( TSFR1M + 174 bps ) , 6/15/40 (a) (b) (c) .......... 1,500 1,505
Series 2025-OANA , Class B , 5 .99% ( TSFR1M + 184 bps ) , 6/15/40 (a) (b) (c) .......... 1,000 1,005
AOA Mortgage Trust , Series 2025-AOA , Class A , 5 .75% ( TSFR1M + 160 bps ) , 6/15/42 (a) (b) (c) 625 627
AOA Trust , Series 2025-1301 , Class A , 5 .23% , 8/11/42 (a) (b) (e) ...................... 944 957
Atrium Hotel Portfolio Trust ...............................................
Series 2025-ATRM , Class A , 5 .80% ( TSFR1M + 165 bps ) , 8/15/42 (a) (b) (c) .......... 1,500 1,499
Series 2025-ATRM , Class B , 6 .25% ( TSFR1M + 210 bps ) , 8/15/42 (a) (b) (c) .......... 1,638 1,634
Aventura Mall Trust , Series 2018-AVM , Class C , 4 .25% , 7/5/40 (a) (b) (e) ............... 1,000 971
BLP Commercial Mortgage Trust , Series 2025-IND , Class A , 5 .35% ( TSFR1M + 120 bps ) ,
3/15/42 (a) (b) (c) .................................................... 1,000 997
BPR Trust ............................................................
Series 2021-TY , Class A , 5 .32% ( TSFR1M + 116 bps ) , 9/15/38 (a) (b) (c) ............. 1,000 999
Series 2021-TY , Class C , 5 .97% ( TSFR1M + 181 bps ) , 9/15/38 (a) (b) (c) ............. 1,000 998
Series 2022-STAR , Class A , 7 .38% ( TSFR1M + 323 bps ) , 8/15/39 (a) (b) (c) ........... 2,000 1,997

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
BX Commercial Mortgage Trust , Series 2025-COPT , Class A , 5 .90% ( TSFR1M + 175 bps ) ,
8/15/42 (a) (b) (c) .................................................... $ 1,154 $ 1,155
BX Trust .............................................................
Series 2022-CLS , Class A , 5 .76% , 10/13/27 (a) (b) ............................ 1,000 1,008
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) (b) ............................ 1,000 994
Series 2022-LBA6 , Class C , 5 .75% ( TSFR1M + 160 bps ) , 1/15/39 (a) (b) (c) ........... 1,000 999
Series 2025-GW , Class A , 5 .75% ( TSFR1M + 160 bps ) , 7/15/42 (a) (b) (c) ............ 2,000 2,004
Series 2025-ROIC , Class A , 5 .29% ( TSFR1M + 114 bps ) , 3/15/30 (a) (b) (c) ........... 1,551 1,546
DBWF Mortgage Trust , Series 2024-LCRS , Class A , 5 .89% ( TSFR1M + 174 bps ) , 4/15/37 (a) (b)
(c) ............................................................. 1,000 999
GS Mortgage Securities Corp. Trust , Series 2023-SHIP , Class B , 5 .10% , 9/10/38 (a) (b) (e) ... 1,000 1,001
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26 @ 100 (a) (b) .......... 3,500 3,442
Series 2025-SPRL , Class A , 5 .65% , 1/13/40 (a) (b) (e) .......................... 663 684
LEX Mortgage Trust , Series 2024-BBG , Class A , 5 .04% , 10/13/33 , Callable 10/13/28 @
100 (a) (b) (e) ....................................................... 963 969
MAD Commercial Mortgage Trust , Series 2025-11MD , Class A , 4 .75% , 10/15/42 (a) (b) (e) .. 1,363 1,359
Manhattan West Mortgage Trust ............................................
Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) (b) ............................ 1,000 953
Series 2020-1MW , Class B , 2 .41% , 9/10/39 (a) (b) (e) .......................... 2,500 2,386
MILE Trust , Series 2025-STNE , Class A , 5 .65% ( TSFR1M + 150 bps ) , 7/15/42 (a) (b) (c) ..... 2,000 2,000
SCG Commercial Mortgage Trust , Series 2025-FLWR , Class B , 5 .70% ( TSFR1M + 155 bps ) ,
8/15/42 (a) (b) (c) .................................................... 2,250 2,251
SCOTT Trust , Series 2023-SFS , Class AS , 6 .20% , 3/10/40 (a) (b) ..................... 786 798
SHR Trust , Series 2024-LXRY , Class A , 6 .10% ( TSFR1M + 195 bps ) , 10/15/41 (a) (b) (c) ..... 842 842
SMRT , Series 2022-MINI , Class B , 5 .50% ( TSFR1M + 135 bps ) , 1/15/39 (a) (b) (c) .......... 1,760 1,752
SWCH Commercial Mortgage Trust , Series 2025-DATA , Class A , 5 .59% ( TSFR1M + 144 bps ) ,
2/15/42 (a) (b) (c) .................................................... 3,000 2,983
43,314
Total Collateralized Mortgage Obligations (Cost $73,359)
a
a
a
73,812
Senior Secured Loans (0.2%)
Basic Materials (0.2%):
Celanese US Holdings LLC, Delayed Draw Term Loan, First Lien , 3/13/26 (f) (g) ......... 3,500 3,465
Total Senior Secured Loans (Cost $3,500)
a
a
a
3,465
Corporate Bonds (36.6%)
Communication Services (0.3%):
Charter Communications Operating LLC/Charter Communications Operating Capital , 6 .10% ,
6/1/29 , Callable 5/1/29 @ 100 .......................................... 1,000 1,050
Paramount Global , 2 .90% , 1/15/27 , Callable 10/15/26 @ 100 ....................... 580 568
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC , 5 .15% ,
3/20/28 , Callable 3/20/27 @ 100 (a) ...................................... 1,500 1,510
TEGNA, Inc. , 4 .63% , 3/15/28 , Callable 11/2/25 @ 100 ............................ 1,500 1,480
4,608
Consumer Discretionary (2.2%):
Brunswick Corp. , 5 .85% , 3/18/29 , Callable 2/18/29 @ 100 (h) ....................... 1,000 1,034
Daimler Truck Finance North America LLC
5 .00% , 1/15/27 (a) .................................................. 2,000 2,020
4 .30% , 8/12/27 (a) .................................................. 1,000 1,003
5 .13% , 9/25/27 , Callable 8/25/27 @ 100 (a) ................................ 1,000 1,017
General Motors Financial Co., Inc.
5 .35% , 7/15/27 .................................................... 1,000 1,019
5 .05% , 4/4/28 ..................................................... 2,000 2,032
Genuine Parts Co. , 4 .95% , 8/15/29 , Callable 7/15/29 @ 100 ........................ 1,000 1,019
Hyatt Hotels Corp. , 5 .05% , 3/30/28 , Callable 2/29/28 @ 100 ........................ 1,000 1,016
LKQ Corp. , 5 .75% , 6/15/28 , Callable 5/15/28 @ 100 ............................. 500 517
Mattel, Inc.
3 .38% , 4/1/26 , Callable 10/13/25 @ 100 (a) ................................ 2,808 2,787
5 .88% , 12/15/27 , Callable 11/2/25 @ 101.47 (a) ............................. 5,800 5,813

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Nissan Motor Acceptance Co. LLC
1 .85% , 9/16/26 , Callable 8/16/26 @ 100 (a) ................................ $ 1,513 $ 1,460
5 .30% , 9/13/27 (a) .................................................. 1,000 999
Stellantis Finance US, Inc. , 5 .35% , 3/17/28 , Callable 2/17/28 @ 100 (a) ................ 1,000 1,012
Stellantis Financial Services US Corp. , 4 .95% , 9/15/28 , Callable 8/15/28 @ 100 (a) ........ 3,000 2,999
Tapestry, Inc. , 5 .10% , 3/11/30 , Callable 2/11/30 @ 100 ............................ 1,000 1,023
The Home Depot, Inc. , 5 .15% , 6/25/26 ....................................... 1,125 1,134
Volkswagen Group of America Finance LLC
4 .95% , 3/25/27 (a) .................................................. 2,000 2,017
4 .45% , 9/11/27 (a) ................................................... 4,000 4,010
6 .20% , 11/16/28 , Callable 10/16/28 @ 100 (a) ............................... 1,000 1,047
5 .25% , 3/22/29 , Callable 2/22/29 @ 100 (a) ................................ 1,000 1,021
35,999
Consumer Staples (1.3%):
7-Eleven, Inc. , 0 .95% , 2/10/26 , Callable 1/10/26 @ 100 (a) ......................... 5,286 5,218
Bimbo Bakeries USA, Inc. , 6 .05% , 1/15/29 , Callable 12/15/28 @ 100 (a) ............... 1,000 1,045
Coca-Cola Consolidated, Inc. , 5 .25% , 6/1/29 , Callable 5/1/29 @ 100 .................. 1,000 1,034
Coty, Inc. , 5 .00% , 4/15/26 , Callable 11/2/25 @ 100 (a) ............................. 3,438 3,430
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC , 4 .75% , 1/15/29 ,
Callable 11/2/25 @ 102.38 (a) .......................................... 500 489
Keurig Dr. Pepper, Inc. , 5 .05% , 3/15/29 , Callable 2/15/29 @ 100 ..................... 1,000 1,018
Mars, Inc. , 4 .45% , 3/1/27 (a) ............................................... 2,000 2,014
Smithfield Foods, Inc. , 4 .25% , 2/1/27 , Callable 11/1/26 @ 100 (a) .................... 1,138 1,131
Sodexo, Inc.
5 .15% , 8/15/30 , Callable 7/15/30 @ 100 (a) ................................ 2,000 2,046
2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) ................................ 1,000 905
Sysco Corp. , 5 .10% , 9/23/30 , Callable 8/23/30 @ 100 ............................. 2,000 2,062
The Campbell's Company , 5 .20% , 3/19/27 ..................................... 1,000 1,015
21,407
Energy (3.5%):
Antero Resources Corp. , 7 .63% , 2/1/29 , Callable 11/2/25 @ 102.54 (a) ................. 2,500 2,551
APA Corp. , 7 .75% , 12/15/29 ............................................... 1,186 1,283
CITGO Petroleum Corp. , 8 .38% , 1/15/29 , Callable 11/2/25 @ 104.19 (a) ............... 1,000 1,043
Columbia Pipelines Holding Co. LLC
6 .06% , 8/15/26 , Callable 7/15/26 @ 100 (a) ................................ 1,288 1,305
6 .04% , 8/15/28 , Callable 7/15/28 @ 100 (a) ................................ 1,000 1,043
Energy Transfer LP , 6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (c) (i) ........... 3,805 3,828
EQT Corp. , 7 .50% , 6/1/27 , Callable 10/13/25 @ 101.88 ........................... 9,281 9,462
Expand Energy Corp. , 5 .38% , 2/1/29 , Callable 10/18/25 @ 101.34 .................... 1,977 1,981
Gray Oak Pipeline LLC , 2 .60% , 10/15/25 (a) ................................... 5,724 5,710
Helmerich & Payne, Inc. , 2 .90% , 9/29/31 , Callable 6/29/31 @ 100 .................... 1,250 1,104
Hilcorp Energy I LP/Hilcorp Finance Co. , 6 .00% , 4/15/30 , Callable 11/2/25 @ 103 (a) ...... 1,667 1,643
Marathon Petroleum Corp. , 5 .15% , 3/1/30 , Callable 2/1/30 @ 100 .................... 1,000 1,028
NuStar Logistics LP , 6 .00% , 6/1/26 , Callable 3/1/26 @ 100 ......................... 3,229 3,238
ONEOK, Inc. , 4 .25% , 9/24/27 , Callable 8/24/27 @ 100 ............................ 1,000 1,002
Parsley Energy LLC/Parsley Finance Corp. , 4 .13% , 2/15/28 , Callable 11/2/25 @ 100 (a) .... 2,000 1,978
Permian Resources Operating LLC , 8 .00% , 4/15/27 , Callable 11/2/25 @ 102 (a) .......... 2,033 2,065
Sunoco, LP , 5 .63% , 3/15/31 , Callable 9/15/27 @ 102.81 (a) ......................... 500 497
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5 .00% , 1/15/28 , Callable 11/2/25 @ 100.83 ................................ 871 872
5 .50% , 3/1/30 , Callable 10/13/25 @ 102.75 ................................ 1,035 1,053
Valero Energy Corp. , 5 .15% , 2/15/30 , Callable 1/15/30 @ 100 ....................... 2,000 2,060
Vnom Sub, Inc. , 5 .38% , 11/1/27 , Callable 11/1/25 @ 100 (a) ........................ 8,500 8,505
Western Midstream Operating LP , 4 .75% , 8/15/28 , Callable 5/15/28 @ 100 ............. 2,589 2,611
55,862
Financials (15.3%):
Ally Financial, Inc.
5 .75% , 11/20/25 , Callable 11/2/25 @ 100 .................................. 8,038 8,038
6 .99% ( SOFR + 326 bps ) , 6/13/29 , Callable 6/13/28 @ 100 (c) .................... 2,056 2,171
American Express Co. , 3 .55% ( H15T5Y + 285 bps ) , Callable 9/15/26 @ 100 (c) (i) .......... 8,989 8,810

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
American Honda Finance Corp.
4 .40% , 10/5/26 .................................................... $ 1,000 $ 1,003
4 .55% , 7/9/27 ..................................................... 1,000 1,008
4 .25% , 9/1/28 ..................................................... 4,000 4,009
American National Global Funding , 5 .55% , 1/28/30 (a) ............................ 852 878
American National Group, Inc. , 5 .75% , 10/1/29 , Callable 9/1/29 @ 100 ................ 1,500 1,551
AmFam Holdings, Inc. , 2 .81% , 3/11/31 , Callable 12/11/30 @ 100 (a) .................. 825 717
Antares Holdings LP
3 .95% , 7/15/26 , Callable 6/15/26 @ 100 (a) ................................ 2,000 1,986
6 .35% , 10/23/29 , Callable 9/23/29 @ 100 (a) ............................... 1,000 1,022
Arch Capital Finance LLC , 4 .01% , 12/15/26 , Callable 9/15/26 @ 100 ................. 1,000 998
Assurant, Inc. , 7 .00% ( US0003M + 414 bps ) , 3/27/48 , Callable 3/27/28 @ 100 (c) (j) ........ 750 771
Athene Global Funding , 4 .95% , 1/7/27 (a) ...................................... 2,000 2,019
Bank of America Corp. , 6 .30% ( TSFR3M + 481 bps ) , Callable 3/10/26 @ 100 (c) (i) ......... 1,000 1,006
Blackstone Private Credit Fund , 2 .63% , 12/15/26 , Callable 11/15/26 @ 100 ............. 500 488
Block, Inc. , 2 .75% , 6/1/26 , Callable 5/1/26 @ 100 ............................... 5,828 5,749
Blue Owl Capital Corp. , 3 .40% , 7/15/26 , Callable 6/15/26 @ 100 .................... 2,800 2,774
Blue Owl Credit Income Corp. , 7 .75% , 9/16/27 , Callable 8/16/27 @ 100 ............... 1,000 1,051
Blue Owl Technology Finance Corp. , 4 .75% , 12/15/25 , Callable 11/15/25 @ 100 (a) ....... 3,500 3,498
BMW US Capital LLC , 4 .60% , 8/13/27 (a) ..................................... 1,000 1,009
Brown & Brown, Inc.
4 .60% , 12/23/26 .................................................... 500 502
4 .70% , 6/23/28 , Callable 5/23/28 @ 100 .................................. 1,091 1,102
Capital One Financial Corp.
3 .75% , 7/28/26 , Callable 6/28/26 @ 100 .................................. 3,000 2,989
5 .47% ( SOFR + 208 bps ) , 2/1/29 , Callable 2/1/28 @ 100 (c) ...................... 1,000 1,025
6 .31% ( SOFR + 264 bps ) , 6/8/29 , Callable 6/8/28 @ 100 (c) ...................... 500 524
CDW LLC/CDW Finance Corp. , 2 .67% , 12/1/26 , Callable 11/1/26 @ 100 .............. 825 809
Citigroup, Inc.
4 .00% ( H15T5Y + 360 bps ) , Callable 12/10/25 @ 100 (c) (i) ...................... 3,022 3,007
6 .25% ( TSFR3M + 478 bps ) , Callable 8/15/26 @ 100 (c) (i) ...................... 3,500 3,522
1 .00% , 10/30/25 , MTN ............................................... 1,000 997
Citizens Bank NA , 4 .58% ( SOFR + 200 bps ) , 8/9/28 , Callable 8/9/27 @ 100 (c) ............ 334 336
Citizens Financial Group, Inc. , 5 .65% ( H15T5Y + 531 bps ) , Callable 10/6/25 @ 100 (c) (i) .... 8,564 8,564
Clearinghouse Community Development Financial Institution , 7 .00% , 10/15/30 , Callable
9/15/30 @ 100 (a) ................................................... 1,230 1,285
CNO Global Funding
5 .88% , 6/4/27 (a) ................................................... 1,000 1,027
4 .88% , 12/10/27 (a) .................................................. 2,000 2,028
4 .38% , 9/8/28 (a) ................................................... 3,000 3,005
4 .95% , 9/9/29 (a) ................................................... 651 665
Cullen/Frost Bankers, Inc. , 4 .50% , 3/17/27 , Callable 2/17/27 @ 100 ................... 2,489 2,467
Diageo Investment Corp. , 5 .13% , 8/15/30 , Callable 7/15/30 @ 100 ................... 727 753
Enact Holdings, Inc. , 6 .25% , 5/28/29 , Callable 4/28/29 @ 100 ....................... 2,500 2,614
Entergy Texas Restoration Funding II LLC , 3 .05% , 12/15/27 ........................ 282 278
F&G Global Funding , 5 .88% , 6/10/27 (a) ...................................... 1,000 1,026
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 1,350 1,393
First Horizon Corp. , 5 .51% ( SOFR + 177 bps ) , 3/7/31 , Callable 3/7/30 @ 100 (c) ........... 1,500 1,544
Fiserv, Inc.
4 .75% , 3/15/30 , Callable 2/15/30 @ 100 .................................. 1,000 1,014
4 .55% , 2/15/31 , Callable 1/15/31 @ 100 .................................. 1,500 1,506
Ford Motor Credit Co. LLC
3 .38% , 11/13/25 , Callable 10/18/25 @ 100 ................................. 1,000 998
6 .95% , 3/6/26 , Callable 2/6/26 @ 100 .................................... 1,510 1,521
5 .13% , 11/5/26 ..................................................... 1,000 1,004
2 .90% , 2/10/29 , Callable 12/10/28 @ 100 ................................. 1,000 926
FS KKR Capital Corp. , 3 .40% , 1/15/26 , Callable 12/15/25 @ 100 .................... 4,724 4,703
Fulton Financial Corp. , 6 .32% ( TSFR3M + 230 bps ) , 3/15/30 , Callable 12/15/25 @ 100 (c) .... 5,810 5,703
GA Global Funding Trust
1 .63% , 1/15/26 (a) .................................................. 1,700 1,686
4 .40% , 9/23/27 (a) .................................................. 500 501
Glencore Funding LLC , 5 .34% , 4/4/27 (a) ...................................... 2,000 2,031
Goodman US Finance Three LLC , 3 .70% , 3/15/28 , Callable 12/15/27 @ 100 (a) (h) ........ 750 739

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
HA Sustainable Infrastructure Capital, Inc. , 6 .15% , 1/15/31 , Callable 12/15/30 @ 100 ...... $ 2,000 $ 2,055
HAT Holdings I LLC/HAT Holdings II LLC
3 .38% , 6/15/26 , Callable 3/15/26 @ 100 (a) ................................ 1,662 1,644
8 .00% , 6/15/27 , Callable 3/15/27 @ 100 (a) ................................ 2,800 2,915
Hercules Capital, Inc. , 2 .63% , 9/16/26 , Callable 8/16/26 @ 100 ...................... 4,000 3,930
Highmark, Inc. , 1 .45% , 5/10/26 , Callable 4/10/26 @ 100 (a) ......................... 915 897
Horace Mann Educators Corp.
4 .50% , 12/1/25 , Callable 10/14/25 @ 100 ................................. 750 750
7 .25% , 9/15/28 , Callable 8/15/28 @ 100 .................................. 1,400 1,502
4 .70% , 10/1/30 , Callable 9/1/30 @ 100 ................................... 4,000 3,960
Horizon Mutual Holdings, Inc. , 6 .20% , 11/15/34 , Callable 8/15/34 @ 100 (a) ............ 3,850 3,769
HSB Group, Inc. , 5 .49% ( TSFR3M + 117 bps ) , 7/15/27 , Callable 11/2/25 @ 100 (c) ......... 750 733
Huntington Bancshares, Inc. , 4 .45% ( H15T7Y + 405 bps ) , Callable 10/15/27 @ 100 (c) (i) ..... 2,150 2,109
Hyundai Capital America, Inc.
4 .30% , 9/24/27 (a) .................................................. 1,000 999
4 .25% , 9/18/28 (a) .................................................. 2,000 1,994
5 .30% , 1/8/29 , Callable 12/8/28 @ 100 (a) ................................. 2,000 2,048
Kemper Corp.
2 .40% , 9/30/30 , Callable 6/30/30 @ 100 .................................. 837 740
3 .80% , 2/23/32 , Callable 11/23/31 @ 100 .................................. 2,400 2,216
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. , 7 .00% , 7/15/31 ,
Callable 7/15/27 @ 103.5 (a) ........................................... 1,500 1,576
LPL Holdings, Inc. , 5 .70% , 5/20/27 , Callable 4/20/27 @ 100 ........................ 300 306
Main Street Capital Corp. , 3 .00% , 7/14/26 , Callable 6/14/26 @ 100 ................... 500 494
Manufacturers & Traders Trust Co. , 4 .65% , 1/27/26 , Callable 12/27/25 @ 100 ........... 500 500
Mercedes-Benz Finance North America LLC , 4 .65% , 4/1/27 (a) ...................... 750 756
Metropolitan Life Insurance Co. , 7 .80% , 11/1/25 (a) .............................. 1,250 1,254
MGIC Investment Corp. , 5 .25% , 8/15/28 , Callable 10/18/25 @ 100 ................... 1,000 999
MMI Capital Trust I , 7 .63% , 12/15/27 ........................................ 435 461
Morgan Stanley Bank NA , 4 .97% ( SOFR + 93 bps ) , 7/14/28 , Callable 7/14/27 @ 100 (c) ..... 1,500 1,522
NextEra Energy Capital Holdings, Inc. , 4 .85% , 2/4/28 ............................. 2,000 2,036
NLG Global Funding , 5 .40% , 1/23/30 (a) ...................................... 2,000 2,074
NMI Holdings, Inc. , 6 .00% , 8/15/29 , Callable 7/15/29 @ 100 ....................... 2,000 2,071
Old Republic International Corp. , 3 .88% , 8/26/26 , Callable 7/26/26 @ 100 .............. 7,000 6,973
Penske Truck Leasing Co. LP/PTL Finance Corp.
5 .75% , 5/24/26 , Callable 4/24/26 @ 100 (a) ................................ 1,000 1,008
5 .35% , 3/30/29 , Callable 2/28/29 @ 100 (a) ................................ 1,000 1,029
PRA Group, Inc. , 8 .38% , 2/1/28 , Callable 11/2/25 @ 104.19 (a) ...................... 944 968
Principal Life Global Funding II , 4 .60% , 8/19/27 (a) .............................. 1,500 1,514
Radian Group, Inc. , 6 .20% , 5/15/29 , Callable 4/15/29 @ 100 ........................ 1,500 1,569
Repsol E&P Capital Markets US LLC , 4 .81% , 9/16/28 , Callable 8/16/28 @ 100 (a) ........ 842 846
RGA Global Funding , 4 .35% , 8/25/28 (a) ...................................... 2,000 2,002
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. , 2 .88% , 10/15/26 , Callable 11/2/25 @
100 (a) ........................................................... 4,055 3,976
Sammons Financial Group Global Funding , 5 .05% , 1/10/28 (a) ....................... 2,000 2,034
SCE Recovery Funding LLC , 0 .86% , 11/15/31 .................................. 1,246 1,105
Simmons First National Corp. ( TSFR3M + 241 bps ) , 4/1/28 (c) ........................ 1,000 1,000
Sixth Street Specialty Lending, Inc. , 2 .50% , 8/1/26 , Callable 7/1/26 @ 100 .............. 1,358 1,335
Starwood Property Trust, Inc. , 3 .63% , 7/15/26 , Callable 1/15/26 @ 100 (a) .............. 500 494
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 1,000 895
Synchrony Financial
3 .70% , 8/4/26 , Callable 5/4/26 @ 100 .................................... 2,000 1,987
3 .95% , 12/1/27 , Callable 9/1/27 @ 100 ................................... 1,000 988
Synovus Bank , 5 .63% , 2/15/28 , Callable 1/15/28 @ 100 ........................... 1,000 1,020
Synovus Financial Corp. , 7 .54% ( USISOA05 + 338 bps ) , 2/7/29 (c) .................... 2,500 2,615
Texas Capital Bancshares, Inc. , 4 .00% ( H15T5Y + 315 bps ) , 5/6/31 , Callable 5/6/26 @ 100 (c) . 4,353 4,285
Texas Capital Bank NA , 5 .25% , 1/31/26 ...................................... 1,500 1,476
The Bank of New York Mellon Corp.
3 .70% ( H15T5Y + 335 bps ) , Callable 3/20/26 @ 100 (c) (i) ....................... 3,500 3,467
4 .98% ( SOFR + 109 bps ) , 3/14/30 , Callable 3/14/29 @ 100 (c) .................... 1,000 1,027
The Charles Schwab Corp. , 4 .00% ( H15T5Y + 317 bps ) , Callable 6/1/26 @ 100 (c) (i) ....... 7,750 7,658
The Goldman Sachs Group, Inc. , 4 .94% ( SOFR + 132 bps ) , 4/23/28 , Callable 4/23/27 @ 100 (c) 1,000 1,012
The Hanover Insurance Group, Inc. , 4 .50% , 4/15/26 , Callable 1/15/26 @ 100 ............ 4,210 4,207

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
The PNC Financial Services Group, Inc.
3 .40% ( H15T5Y + 260 bps ) , Callable 9/15/26 @ 100 (c) (i) ....................... $ 4,250 $ 4,122
6 .20% ( H15T5Y + 324 bps ) , Callable 9/15/27 @ 100 (c) (i) ....................... 1,000 1,017
Toyota Motor Credit Corp.
4 .55% , 8/7/26 ..................................................... 2,000 2,011
4 .80% , 5/15/30 .................................................... 2,000 2,048
Truist Financial Corp. , 4 .95% ( H15T5Y + 461 bps ) , Callable 10/8/25 @ 100 (c) (i) .......... 4,400 4,393
U.S. Bancorp
5 .30% ( TSFR3M + 318 bps ) , Callable 4/15/27 @ 100 (c) (i) ...................... 3,800 3,791
5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) .................... 1,500 1,561
Veritex Holdings, Inc. , 4 .13% ( TSFR3M + 400 bps ) , 10/15/30 , Callable 1/15/26 @ 100 (c) .... 2,150 2,134
Wells Fargo & Co. , 3 .90% ( H15T5Y + 345 bps ) , Callable 3/15/26 @ 100 (c) (i) ............ 7,600 7,531
Western Alliance Bancorp , 3 .00% ( TSFR3M + 225 bps ) , 6/15/31 , Callable 6/15/26 @ 100 (c) .. 350 340
246,098
Health Care (1.4%):
Charles River Laboratories International, Inc. , 4 .25% , 5/1/28 , Callable 10/18/25 @ 100.71 (a) 3,000 2,937
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 2,100 1,931
Elevance Health, Inc. , 5 .15% , 6/15/29 , Callable 5/15/29 @ 100 ...................... 1,000 1,029
HCA, Inc.
5 .88% , 2/15/26 , Callable 11/2/25 @ 100 .................................. 1,808 1,809
5 .00% , 3/1/28 , Callable 2/1/28 @ 100 .................................... 1,000 1,018
Health Care Service Corp. A Mutual Legal Reserve Co.
5 .20% , 6/15/29 , Callable 5/15/29 @ 100 (a) ................................ 2,000 2,055
2 .20% , 6/1/30 , Callable 3/1/30 @ 100 (a) .................................. 1,000 904
Humana, Inc. , 5 .38% , 4/15/31 , Callable 2/15/31 @ 100 ............................ 1,250 1,286
PeaceHealth Obligated Group , 1 .38% , 11/15/25 , Callable 11/2/25 @ 100 ............... 3,250 3,237
PRA Health Sciences, Inc. , 2 .88% , 7/15/26 , Callable 11/2/25 @ 100 (a) ................. 1,943 1,912
Solventum Corp.
5 .45% , 2/25/27 , Callable 1/25/27 @ 100 .................................. 307 312
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 .................................... 388 400
The CIGNA Group , 4 .50% , 9/15/30 , Callable 8/15/30 @ 100 ........................ 4,000 4,013
22,843
Industrials (3.4%):
AGCO Corp. , 5 .45% , 3/21/27 , Callable 2/21/27 @ 100 ............................ 1,000 1,015
American Airlines Pass Through Trust , 4 .00% , 9/22/27 ............................ 412 402
Aon North America, Inc. , 5 .15% , 3/1/29 , Callable 2/1/29 @ 100 ..................... 1,000 1,029
British Airways Pass Through Trust , 3 .35% , 6/15/29 (a) ............................ 466 449
CNH Industrial Capital LLC , 5 .10% , 4/20/29 , Callable 3/20/29 @ 100 ................. 1,000 1,024
Delta Air Lines Pass Through Trust , 2 .00% , 6/10/28 .............................. 701 673
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (a) ......................... 2,000 2,011
Ferguson Enterprises, Inc. , 4 .35% , 3/15/31 , Callable 2/15/31 @ 100 ................... 3,500 3,479
Georgia-Pacific LLC , 4 .40% , 6/30/28 , Callable 5/30/28 @ 100 (a) .................... 1,000 1,009
HEICO Corp. , 5 .25% , 8/1/28 , Callable 7/1/28 @ 100 ............................. 2,500 2,564
Illinois Central Railroad Co. , 7 .70% , 9/15/96 , Callable 9/15/26 @ 102.92 ............... 5,222 5,544
JB Hunt Transport Services, Inc. , 4 .90% , 3/15/30 , Callable 2/15/30 @ 100 .............. 2,000 2,041
JH North America Holdings, Inc. , 5 .88% , 1/31/31 , Callable 7/31/27 @ 102.94 (a) ......... 2,708 2,753
Lineage OP LP , 5 .25% , 7/15/30 , Callable 6/15/30 @ 100 (a) ......................... 1,500 1,520
MasTec, Inc. , 5 .90% , 6/15/29 , Callable 5/15/29 @ 100 ............................ 952 996
Molex Electronic Technologies LLC , 4 .75% , 4/30/28 , Callable 3/30/28 @ 100 (a) ......... 2,000 2,019
Quanta Services, Inc. , 4 .75% , 8/9/27 , Callable 7/9/27 @ 100 ........................ 2,000 2,023
Regal Rexnord Corp. , 6 .05% , 2/15/26 ........................................ 4,414 4,433
Republic Services, Inc. , 5 .00% , 11/15/29 , Callable 10/15/29 @ 100 ................... 1,000 1,032
RXO, Inc. , 7 .50% , 11/15/27 , Callable 11/2/25 @ 103.75 (a) ......................... 500 510
Ryder System, Inc.
5 .25% , 6/1/28 , Callable 5/1/28 @ 100 , MTN ............................... 1,000 1,027
5 .38% , 3/15/29 , Callable 2/15/29 @ 100 , MTN ............................. 1,000 1,036
The Boeing Co. , 2 .20% , 2/4/26 , Callable 10/13/25 @ 100 .......................... 4,000 3,970
Ul Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 ........................ 1,000 1,052
United Airlines Pass Through Trust
4 .88% , 7/15/27 .................................................... 974 973
5 .88% , 10/15/27 .................................................... 1,246 1,275
United Airlines, Inc. , 4 .38% , 4/15/26 , Callable 11/2/25 @ 100 (a) ..................... 4,911 4,902

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Weir Group, Inc. , 5 .35% , 5/6/30 , Callable 4/6/30 @ 100 (a) ......................... $ 2,362 $ 2,429
Westinghouse Air Brake Technologies Corp. , 3 .45% , 11/15/26 , Callable 8/15/26 @ 100 ..... 505 501
XPO, Inc. , 6 .25% , 6/1/28 , Callable 10/13/25 @ 103.13 (a) .......................... 1,019 1,040
54,731
Information Technology (1.8%):
Atlassian Corp. , 5 .25% , 5/15/29 , Callable 4/15/29 @ 100 .......................... 2,000 2,057
Dell International LLC/EMC Corp.
4 .75% , 4/1/28 , Callable 3/1/28 @ 100 .................................... 1,500 1,521
4 .15% , 2/15/29 , Callable 1/15/29 @ 100 .................................. 4,000 3,991
Hewlett Packard Enterprise Co.
4 .45% , 9/25/26 .................................................... 1,000 1,004
4 .15% , 9/15/28 , Callable 8/15/28 @ 100 .................................. 3,500 3,496
Keysight Technologies, Inc. , 5 .35% , 7/30/30 , Callable 6/30/30 @ 100 ................. 2,000 2,080
Microchip Technology, Inc. , 4 .90% , 3/15/28 .................................... 2,000 2,029
Oracle Corp. , 4 .45% , 9/26/30 , Callable 8/26/30 @ 100 ............................ 4,000 3,999
RELX Capital, Inc. , 4 .75% , 3/27/30 , Callable 2/27/30 @ 100 ........................ 2,000 2,042
Skyworks Solutions, Inc. , 1 .80% , 6/1/26 , Callable 5/1/26 @ 100 ..................... 3,066 3,015
Synopsys, Inc.
4 .55% , 4/1/27 ..................................................... 2,000 2,013
4 .65% , 4/1/28 , Callable 3/1/28 @ 100 .................................... 1,000 1,011
28,258
Materials (1.0%):
Amcor Flexibles North America, Inc. , 4 .80% , 3/17/28 ............................. 2,000 2,023
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (a) ................... 1,700 1,705
Berry Global, Inc.
1 .57% , 1/15/26 , Callable 12/15/25 @ 100 ................................. 2,941 2,916
4 .88% , 7/15/26 , Callable 11/2/25 @ 100 (a) ................................ 566 566
Celanese US Holdings LLC , 6 .67% , 7/15/27 , Callable 6/15/27 @ 100 ................. 637 653
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP , 4 .75% , 5/15/30 ,
Callable 4/15/30 @ 100 (a) ............................................ 3,000 3,052
Huntsman International LLC , 4 .50% , 5/1/29 , Callable 2/1/29 @ 100 .................. 2,000 1,915
Sonoco Products Co. , 4 .45% , 9/1/26 ......................................... 571 572
Syensqo Finance America LLC , 5 .65% , 6/4/29 , Callable 5/4/29 @ 100 (a) ............... 1,000 1,036
The Sherwin-Williams Co. , 4 .55% , 3/1/28 , Callable 2/1/28 @ 100 .................... 1,000 1,010
15,448
Real Estate (3.4%):
Boston Properties LP , 3 .65% , 2/1/26 , Callable 11/3/25 @ 100 ....................... 6,933 6,911
CBRE Services, Inc. , 4 .80% , 6/15/30 , Callable 5/15/30 @ 100 ....................... 2,000 2,031
Crown Castle, Inc. , 3 .70% , 6/15/26 , Callable 3/15/26 @ 100 ........................ 3,500 3,486
CubeSmart LP , 4 .38% , 2/15/29 , Callable 11/15/28 @ 100 .......................... 2,000 2,001
DOC DR LLC , 3 .95% , 1/15/28 , Callable 10/15/27 @ 100 .......................... 450 446
Essex Portfolio LP , 1 .70% , 3/1/28 , Callable 1/1/28 @ 100 .......................... 500 472
Extra Space Storage LP , 5 .90% , 1/15/31 , Callable 11/15/30 @ 100 .................... 1,000 1,062
Federal Realty OP LP , 5 .38% , 5/1/28 , Callable 4/1/28 @ 100 ........................ 2,000 2,053
Healthcare Realty Holdings LP
3 .75% , 7/1/27 , Callable 4/1/27 @ 100 .................................... 300 298
3 .63% , 1/15/28 , Callable 10/15/27 @ 100 ................................. 3,000 2,949
Highwoods Realty LP
4 .13% , 3/15/28 , Callable 12/15/27 @ 100 ................................. 500 495
4 .20% , 4/15/29 , Callable 1/15/29 @ 100 .................................. 1,000 979
Jones Lang LaSalle, Inc. , 6 .88% , 12/1/28 , Callable 11/1/28 @ 100 .................... 3,000 3,221
Kimco Realty OP LLC , 3 .80% , 4/1/27 , Callable 1/1/27 @ 100 ....................... 1,000 995
Kite Realty Group LP , 4 .00% , 10/1/26 , Callable 7/1/26 @ 100 ....................... 1,119 1,115
LXP Industrial Trust , 6 .75% , 11/15/28 , Callable 10/15/28 @ 100 ..................... 1,000 1,064
Mid-America Apartments LP , 5 .30% , 2/15/32 , Callable 12/15/31 @ 100 ................ 1,000 1,041
NNN REIT, Inc.
4 .00% , 11/15/25 , Callable 10/18/25 @ 100 ................................. 3,000 2,997
2 .50% , 4/15/30 , Callable 1/15/30 @ 100 .................................. 1,000 923
4 .60% , 2/15/31 , Callable 1/15/31 @ 100 .................................. 2,000 2,006
Omega Healthcare Investors, Inc. , 5 .25% , 1/15/26 , Callable 10/15/25 @ 100 ............ 1,750 1,750
Public Storage Operating Co. , 4 .38% , 7/1/30 , Callable 6/1/30 @ 100 .................. 1,500 1,507
Realty Income Corp. , 5 .05% , 1/13/26 , Callable 10/13/25 @ 100 ...................... 1,000 1,000

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
SBA Tower Trust
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ $ 846 $ 869
4 .83% , 10/15/29 , Callable 10/15/27 @ 100 (a) ............................... 2,000 2,013
The NHP Foundation , 5 .85% , 12/1/28 , Callable 6/1/28 @ 100 ....................... 1,000 1,045
UDR, Inc. , 3 .50% , 7/1/27 , Callable 4/1/27 @ 100 , MTN ........................... 2,000 1,979
Vornado Realty LP , 2 .15% , 6/1/26 , Callable 5/1/26 @ 100 .......................... 1,600 1,572
Welltower OP LLC , 4 .50% , 7/1/30 , Callable 6/1/30 @ 100 ......................... 3,000 3,028
WP Carey, Inc. , 4 .65% , 7/15/30 , Callable 6/15/30 @ 100 ........................... 2,500 2,514
53,822
Utilities (3.0%):
AEP Texas, Inc. , 5 .45% , 5/15/29 , Callable 4/15/29 @ 100 .......................... 1,000 1,038
Alabama Power Co. , 4 .30% , 3/15/31 , Callable 1/15/31 @ 100 ....................... 3,000 2,998
Alliant Energy Finance LLC , 5 .40% , 6/6/27 , Callable 5/6/27 @ 100 (a) ................. 1,000 1,013
Black Hills Corp. , 5 .95% , 3/15/28 , Callable 2/15/28 @ 100 ......................... 1,000 1,038
Calpine Corp.
4 .50% , 2/15/28 , Callable 11/2/25 @ 100.75 , Continuously Callable @430 (a) ........ 3,900 3,885
5 .13% , 3/15/28 , Callable 11/2/25 @ 100.85 (a) .............................. 357 357
4 .63% , 2/1/29 , Callable 11/2/25 @ 101.16 (a) ............................... 2,500 2,477
CenterPoint Energy, Inc. , 5 .40% , 6/1/29 , Callable 5/1/29 @ 100 ...................... 929 961
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (c) ......... 1,250 1,219
Dominion Energy, Inc. , 4 .35% ( H15T5Y + 320 bps ) , Callable 1/15/27 @ 100 (c) (i) .......... 2,000 1,970
DTE Energy Co.
4 .95% , 7/1/27 , Callable 6/1/27 @ 100 .................................... 1,000 1,013
4 .88% , 6/1/28 , Callable 5/1/28 @ 100 .................................... 3,000 3,052
Essential Utilities, Inc. , 4 .80% , 8/15/27 , Callable 7/15/27 @ 100 ..................... 1,500 1,517
Exelon Corp. , 5 .13% , 3/15/31 , Callable 2/15/31 @ 100 ............................ 1,000 1,032
Florida Power & Light Co. , 5 .05% , 4/1/28 , Callable 3/1/28 @ 100 .................... 1,000 1,026
ITC Holdings Corp. , 3 .25% , 6/30/26 , Callable 3/30/26 @ 100 ....................... 1,105 1,096
KeySpan Gas East Corp. , 2 .74% , 8/15/26 , Callable 5/15/26 @ 100 (a) .................. 1,439 1,420
NSTAR Electric Co. , 4 .85% , 3/1/30 , Callable 2/1/30 @ 100 ........................ 1,000 1,024
Oncor Electric Delivery Co. LLC , 4 .50% , 3/20/27 (a) ............................. 1,500 1,510
ONE Gas, Inc. , 5 .10% , 4/1/29 , Callable 3/1/29 @ 100 ............................. 1,500 1,548
Pinnacle West Capital Corp. , 4 .90% , 5/15/28 , Callable 4/15/28 @ 100 ................. 2,000 2,032
Public Service Enterprise Group, Inc. , 5 .20% , 4/1/29 , Callable 3/1/29 @ 100 ............ 1,000 1,032
The AES Corp. , 1 .38% , 1/15/26 , Callable 12/15/25 @ 100 .......................... 1,710 1,694
The Dayton Power & Light Co. , 4 .55% , 8/15/30 , Callable 7/15/30 @ 100 (a) ............. 3,000 2,993
The Southern Co. , 4 .00% ( H15T5Y + 373 bps ) , 1/15/51 , Callable 10/15/25 @ 100 (c) ........ 7,187 7,161
Wisconsin Electric Power Co. , 5 .00% , 5/15/29 , Callable 4/15/29 @ 100 ................ 2,000 2,060
48,166
Total Corporate Bonds (Cost $580,197)
a
a
a
587,242
Yankee Dollars (8.1%)
Communication Services (0.2%):
Flutter Treasury DAC , 5 .88% , 6/4/31 , Callable 4/15/27 @ 102.94 (a) .................. 1,633 1,658
Videotron Ltd. , 5 .13% , 4/15/27 , Callable 11/2/25 @ 100 (a) ......................... 1,500 1,501
3,159
Consumer Discretionary (1.0%):
Brightstar Lottery PLC , 6 .25% , 1/15/27 , Callable 7/15/26 @ 100 (a) ................... 3,250 3,274
Flutter Treasury DAC , 6 .38% , 4/29/29 , Callable 4/15/26 @ 103.19 (a) ................. 3,300 3,410
Gildan Activewear, Inc. , 4 .70% , 10/7/30 , Callable 9/7/30 @ 100 (a) ................... 3,500 3,495
Honda Motor Co. Ltd. , 4 .44% , 7/8/28 , Callable 6/8/28 @ 100 ....................... 3,000 3,017
Phinia Holdings Jersey Ltd. , 5 .00% , 10/1/25 (a) .................................. 500 500
Royal Caribbean Cruises Ltd. , 5 .50% , 8/31/26 , Callable 2/28/26 @ 100 (a) .............. 1,650 1,656
15,352
Consumer Staples (0.4%):
Bacardi-Martini BV , 5 .55% , 2/1/30 , Callable 1/1/30 @ 100 (a) ....................... 2,000 2,067
BAT International Finance PLC , 4 .45% , 3/16/28 , Callable 2/16/28 @ 100 ............... 1,000 1,006
Japan Tobacco, Inc. , 4 .85% , 5/15/28 , Callable 4/15/28 @ 100 (a) ..................... 2,000 2,032
JDE Peet's NV , 2 .25% , 9/24/31 , Callable 6/24/31 @ 100 (a) ......................... 1,135 984
6,089

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Energy (0.7%):
Canadian Natural Resources Ltd. , 5 .00% , 12/15/29 , Callable 11/15/29 @ 100 (a) .......... $ 3,250 $ 3,323
Enbridge, Inc.
5 .30% , 4/5/29 , Callable 3/5/29 @ 100 .................................... 1,000 1,032
5 .75% ( H15T5Y + 531 bps ) , 7/15/80 , Callable 4/15/30 @ 100 (c) .................. 1,515 1,531
Harbour Energy PLC , 5 .50% , 10/15/26 , Callable 11/2/25 @ 100 (a) ................... 1,500 1,491
Parkland Corp. , 5 .88% , 7/15/27 , Callable 11/2/25 @ 100 (a) ......................... 600 599
TransCanada PipeLines Ltd. , 4 .88% , 1/15/26 , Callable 11/2/25 @ 100 ................. 1,038 1,038
Vallourec SACA , 7 .50% , 4/15/32 , Callable 4/15/27 @ 103.75 (a) ..................... 250 266
Var Energi ASA
5 .00% , 5/18/27 , Callable 4/18/27 @ 100 (a) ................................ 1,000 1,010
5 .88% , 5/22/30 , Callable 4/22/30 @ 100 (a) ................................ 1,000 1,040
11,330
Financials (3.5%):
Amcor Group Finance PLC , 5 .45% , 5/23/29 , Callable 4/23/29 @ 100 .................. 1,000 1,033
ASB Bank Ltd. , 5 .28% ( H15T5Y + 225 bps ) , 6/17/32 , Callable 6/17/27 @ 100 (a) (c) ........ 1,000 1,012
Aspen Insurance Holdings Ltd. , 5 .75% , 7/1/30 , Callable 6/1/30 @ 100 ................. 606 634
Avolon Holdings Funding Ltd. , 6 .38% , 5/4/28 , Callable 4/4/28 @ 100 (a) ............... 1,000 1,044
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
7 .53% ( H15T5Y + 300 bps ) , 10/1/28 (a) (c) (h) ................................ 1,500 1,609
5 .62% , 12/10/29 , Callable 11/10/29 @ 100 (a) ............................... 1,037 1,075
Bank of Montreal , 4 .93% ( SOFR + 70 bps ) , 12/21/26 , (Put Date 11/10/25) , MTN (c) (k) ...... 2,600 2,607
Barclays PLC
5 .20% , 5/12/26 .................................................... 3,000 3,014
7 .33% ( H15T1Y + 305 bps ) , 11/2/26 , Callable 11/2/25 @ 100 (c) .................. 1,000 1,002
4 .84% ( SOFR + 134 bps ) , 9/10/28 , Callable 9/10/27 @ 100 (c) .................... 1,000 1,010
5 .09% ( SOFR + 96 bps ) , 2/25/29 , Callable 2/25/28 @ 100 (c) ..................... 1,000 1,018
Beazley Insurance DAC
5 .88% , 11/4/26 ..................................................... 2,200 2,223
5 .50% , 9/10/29 .................................................... 3,802 3,865
Brookfield Finance, Inc. , 4 .35% , 4/15/30 , Callable 1/15/30 @ 100 .................... 2,000 1,998
Canadian Imperial Bank of Commerce
4 .51% ( SOFR + 93 bps ) , 9/11/27 , Callable 9/11/26 @ 100 (c) ..................... 2,000 2,006
4 .24% ( SOFRINDX + 60 bps ) , 9/8/28 , Callable 9/8/27 @ 100 (c) .................. 3,000 3,005
4 .86% ( SOFR + 103 bps ) , 3/30/29 , Callable 3/31/28 @ 100 (c) .................... 1,500 1,523
7 .26% , 4/10/32 (a) .................................................. 503 520
DNB Bank ASA , 5 .90% ( SOFRINDX + 195 bps ) , 10/9/26 , Callable 10/9/25 @ 100 (a) (c) ..... 4,000 4,001
Essent Group Ltd. , 6 .25% , 7/1/29 , Callable 6/1/29 @ 100 .......................... 2,000 2,095
HSBC Holdings PLC , 4 .90% ( SOFR + 103 bps ) , 3/3/29 , Callable 3/3/28 @ 100 (c) ......... 1,000 1,014
Lloyds Banking Group PLC , 4 .58% , 12/10/25 .................................. 5,312 5,311
Mizuho Financial Group, Inc. , 4 .35% , 10/20/25 (a) (h) ............................. 2,840 2,839
National Bank of Canada , 4 .70% ( SOFR + 56 bps ) , 3/5/27 , Callable 3/5/26 @ 100 (c) ........ 2,080 2,083
Nationwide Building Society , 4 .00% , 9/14/26 (a) ................................. 1,000 997
NatWest Group PLC , 7 .47% ( H15T1Y + 285 bps ) , 11/10/26 , Callable 11/10/25 @ 100 (c) ..... 900 903
Phoenix Group Holdings PLC , 4 .75% ( H15T5Y + 428 bps ) , 9/4/31 , Callable 6/4/26 @ 100 (c) . 2,000 1,995
Santander UK Group Holdings PLC , 4 .32% ( SOFRINDX + 107 bps ) , 9/22/29 , Callable 9/22/28
@ 100 (c) ......................................................... 3,000 2,992
Standard Chartered PLC , 5 .69% ( H15T1Y + 105 bps ) , 5/14/28 , Callable 5/14/27 @ 100 (a) (c) .. 2,000 2,042
56,470
Health Care (0.2%):
Galaxy Pipeline Assets Bidco Ltd. , 1 .75% , 9/30/27 (a) (h) ........................... 201 196
Royalty Pharma PLC , 4 .45% , 3/25/31 , Callable 2/25/31 @ 100 ...................... 3,000 2,974
Smith & Nephew PLC , 5 .15% , 3/20/27 , Callable 2/20/27 @ 100 ..................... 500 507
3,677
Industrials (0.7%):
Air Canada Pass Through Trust , 3 .60% , 3/15/27 (a) ............................... 447 440
Avolon Holdings Funding Ltd. , 4 .25% , 4/15/26 , Callable 3/15/26 @ 100 (a) ............. 1,179 1,177
Element Fleet Management Corp.
5 .64% , 3/13/27 , Callable 2/13/27 @ 100 (a) ................................ 1,000 1,019
6 .32% , 12/4/28 , Callable 11/4/28 @ 100 (a) ................................ 1,000 1,059

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
LG Energy Solution Ltd.
5 .38% , 7/2/27 (a) ................................................... $ 2,273 $ 2,306
5 .25% , 4/2/28 (a) (h) ................................................. 2,000 2,035
Rolls-Royce PLC , 3 .63% , 10/14/25 (a) ........................................ 2,510 2,509
The Weir Group PLC , 2 .20% , 5/13/26 , Callable 4/13/26 @ 100 (a) .................... 900 885
11,430
Information Technology (0.5%):
CGI, Inc. , 4 .95% , 3/14/30 , Callable 2/14/30 @ 100 (a) ............................. 1,000 1,018
Kioxia Holdings Corp. , 6 .25% , 7/24/30 , Callable 7/24/27 @ 103.13 (a) ................. 1,500 1,533
NXP BV/NXP Funding LLC , 5 .35% , 3/1/26 , Callable 1/1/26 @ 100 .................. 2,500 2,503
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 2,500 2,602
7,656
Materials (0.5%):
Braskem Netherlands Finance BV , 4 .50% , 1/10/28 , Callable 10/10/27 @ 100 (a) .......... 1,500 645
Minera Mexico SA de CV , 5 .63% , 2/12/32 , Callable 12/12/31 @ 100 (a) ................ 2,000 2,065
Nutrien Ltd. , 4 .50% , 3/12/27 ............................................... 2,000 2,010
Rio Tinto Finance USA PLC , 4 .50% , 3/14/28 , Callable 2/14/28 @ 100 ................. 1,000 1,011
Smurfit Kappa Treasury Funding DAC , 7 .50% , 11/20/25 ........................... 3,000 3,013
8,744
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust , 3 .88% , 3/20/27 , Callable 12/20/26 @
100 (a) ........................................................... 1,000 993
Utilities (0.3%):
Algonquin Power & Utilities Corp. , 5 .37% , 6/15/26 .............................. 5,482 5,514
Total Yankee Dollars (Cost $129,367)
a
a
a
130,414
Municipal Bonds (0.8%)
Alabama (0.1%):
Black Belt Energy Gas District Revenue , Series D-2 , 6 .00% , 2/1/29 , Continuously Callable @
100 ............................................................. 1,000 1,056
California (0.2%):
California Infrastructure & Economic Development Bank Revenue
Series B , 5 .71% , 7/1/30 .............................................. 1,000 1,023
Series B , 5 .76% , 7/1/31 .............................................. 1,000 1,025
California State Public Works Board Revenue , Series B , 4 .50% , 4/1/26 ................ 1,000 1,002
3,050
Colorado (0.0%):(d)
Colorado Health Facilities Authority Revenue , Series B , 2 .80% , 12/1/26 ................ 305 299
Illinois (0.0%):(d)
City of Kankakee, GO (INS - Build America Mutual Assurance Co.)
4 .57% , 12/1/27 .................................................... 250 253
4 .63% , 12/1/28 .................................................... 500 507
760
Indiana (0.0%):(d)
City of Carmel Waterworks Revenue (INS - Build America Mutual Assurance Co.)
Series B , 4 .94% , 5/1/27 .............................................. 200 203
Series B , 4 .97% , 5/1/28 .............................................. 225 230
Series B , 5 .02% , 5/1/29 .............................................. 275 282
715
Maryland (0.1%):
Maryland Economic Development Corp. Revenue , 4 .79% , 11/30/29 ................... 750 765
Maryland Health & Higher Educational Facilities Authority Revenue , 1 .89% , 1/1/26 ....... 1,000 990
1,755
Massachusetts (0.1%):
Massachusetts Educational Financing Authority Revenue , Series A , 5 .52% , 7/1/35 ........ 940 958
Ohio (0.1%):
Columbus Metropolitan Housing Authority Revenue , 5 .38% , 9/1/28 , Continuously Callable @
100 ............................................................. 845 856

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Pennsylvania (0.0%):(d)
Pennsylvania Higher Educational Facilities Authority Revenue , Series C , 4 .96% , 11/1/25 .... $ 500 $ 500
Rhode Island (0.0%):(d)
Providence Redevelopment Agency Revenue , Series A , 2 .50% , 3/15/26 ................ 210 208
South Carolina (0.1%):
Greenville-Spartanburg Airport District Revenue
Series B , 4 .75% , 7/1/26 .............................................. 250 251
Series B , 4 .61% , 7/1/27 .............................................. 350 354
Series B , 4 .59% , 7/1/28 .............................................. 250 254
859
Texas (0.1%):
Culberson County-Allamoore Independent School District, GO (NBGA - Texas Permanent
School Fund) , 7 .00% , 2/15/27 , Continuously Callable @ 100 .................... 1,100 1,131
Total Municipal Bonds (Cost $11,971)
a
a
a
12,147
U.S. Government Agency Mortgages (0.4%)
CoBank ACB
Series I , 6 .25% ( US0003M + 466 bps ) (c) (i) (j) ................................ 4,300 4,313
Federal Home Loan Mortgage Corporation
5 .50% , 10/1/38 .................................................... 619 633
Federal National Mortgage Association
1 .50% , 3/1/37 ..................................................... 1,934 1,737
Total U.S. Government Agency Mortgages (Cost $6,642)
a
a
a
6,683
U.S. Treasury Obligations (14.4%)
U.S. Treasury Notes
4 .25% , 10/15/25 .................................................... 4,000 4,000
4 .63% , 9/15/26 .................................................... 43,000 43,358
4 .38% , 12/15/26 .................................................... 33,000 33,258
0 .50% , 8/31/27 .................................................... 37,000 34,878
4 .13% , 11/15/27 .................................................... 27,000 27,278
4 .00% , 6/30/28 .................................................... 18,000 18,177
3 .75% , 12/31/28 .................................................... 23,000 23,074
1 .63% , 8/15/29 .................................................... 15,000 13,917
4 .13% , 8/31/30 .................................................... 15,000 15,252
4 .00% , 1/31/31 .................................................... 18,000 18,190
Total U.S. Treasury Obligations (Cost $228,744)
a
a
a
231,382
Commercial Paper (10.4%)
Basic Materials (1.0%):
FMC Corp.
4 .89% , 10/1/25 (a) (l) ................................................. 2,600 2,600
4 .91% , 10/7/25 (a) (l) ................................................. 250 250
4 .92% , 10/9/25 (a) (l) ................................................. 3,950 3,945
4 .95% , 10/24/25 (a) (l) ................................................ 5,000 4,984
International Flavors & Fragrances, Inc. , 4 .26% , 10/6/25 (a) (l) ....................... 5,000 4,996
16,775
Consumer Staples (1.3%):
Bacardi-Martini BV , 4 .67% , 10/30/25 (a) (l) ..................................... 5,000 4,981
CVS Health Corp.
4 .60% , 10/7/25 (a) (l) ................................................. 15,500 15,486
4 .63% , 10/9/25 (a) (l) ................................................. 400 399
20,866
Energy (0.4%):
Kinder Morgan, Inc. , 4 .53% , 10/1/25 (a) (l) ..................................... 3,000 3,000

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Ovintiv, Inc. , 4 .78% , 10/20/25 (a) (l) .......................................... $ 3,000 $ 2,992
5,992
Health Care (0.5%):
HCA, Inc. , 4 .62% , 10/15/25 (a) (l) ............................................ 8,000 7,985
Industrials (3.9%):
Air Lease Corp.
4 .52% , 10/8/25 (a) (l) ................................................. 600 599
4 .53% , 10/9/25 (a) (l) ................................................. 15,000 14,983
Aviation Capital Group LLC
4 .20% , 10/1/25 (a) (l) ................................................. 10,000 9,999
4 .30% , 10/2/25 (a) .................................................. 5,900 5,899
Lennox International, Inc. , 4 .36% , 10/1/25 (a) (l) ................................. 15,900 15,898
Sonoco Products Co.
4 .67% , 10/1/25 (a) (l) ................................................. 6,000 5,999
4 .67% , 10/2/25 (a) (l) ................................................. 9,300 9,298
62,675
Materials (0.2%):
FMC Corp. , 4 .93% , 10/16/25 (a) (l) ........................................... 4,100 4,091
Real Estate (0.8%):
Crown Castle, Inc.
4 .62% , 10/7/25 (a) (l) ................................................. 700 699
4 .64% , 10/21/25 (a) (l) ................................................ 11,600 11,569
Essex Portfolio LP , 4 .27% , 10/9/25 (a) (l) ...................................... 783 782
13,050
Technology (0.7%):
Jabil, Inc. , 4 .90% , 10/3/25 (a) (l) ............................................. 11,100 11,096
Utilities (1.6%):
Evergy Missouri West, Inc. , 4 .26% , 10/7/25 (a) (l) ................................ 6,500 6,494
Guadalupe Valley Electric Corporation, Inc. , 4 .14% , 10/8/25 (a) (l) .................... 11,000 10,990
National Fuel Gas Co.
4 .60% , 10/7/25 (a) (l) ................................................. 5,500 5,495
4 .62% , 10/9/25 (a) (l) ................................................. 2,000 1,998
24,977
Total Commercial Paper (Cost $167,526)
a
a
a
167,507
Shares
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .03% (m) ....... 252,558 252
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .05% (m) ........... 252,558 252
Invesco Government & Agency Portfolio, Institutional Shares , 4 .05% (m) ............... 252,558 253
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .04% (m) 252,558 253
Total Collateral for Securities Loaned (Cost $1,010)
a
a
a
1,010
Total Investments (Cost $1,596,746) — 100.6% 1,613,080
Liabilities in excess of other assets —  (0.6)% (9,620)
NET ASSETS - 100.00% $ 1,603,460
At September 30, 2025, the Fund's investments in foreign securities were 9.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2025, the fair value of these securities was
$826,223 (thousands) and amounted to 51.5% of net assets.
(b) Security is interest only.
(c) Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2025.
(d) Amount represents less than 0.05% of net assets.
(e) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2025.
(f) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

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VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
(g) The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. At September 30, 2025, the Fund held unfunded or partially unfunded loan commitments of $4,455 (thousands), which included $(45)
(thousands) unrealized loss.
(h) All or a portion of this security is on loan.
(i) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(j) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(k) Put Bond.
(l) Rate represents the effective yield at September 30, 2025.
(m) Rate disclosed is the daily yield on September 30, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2025.
H15T7Y
—
7 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LLLP
—
Limited Liability Limited Partnership
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of September 30, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of September 30, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of September 30, 2025.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of September 30, 2025, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of September 30, 2025.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
‘
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (12.5%)
ABS Auto (6.6%):
Alloya Auto Receivables Trust , Series 2025-1A , Class A4 , 4 .71% , 1/25/30 , Callable 4/25/28 @
100 (a) ........................................................... $ 1,634 $ 1,650
Ally Auto Receivables Trust , Series 2024-1 , Class B , 5 .16% , 10/15/29 , Callable 7/15/27 @ 100 1,263 1,283
American Heritage Auto Receivables Issuer Trust , Series 2025-1A , Class B , 4 .77% , 6/16/31 ,
Callable 7/15/29 @ 100 (a) ............................................ 900 909
American Heritage Auto Receivables Trust , Series 2024-1A , Class A4 , 5 .07% , 6/17/30 ,
Callable 10/15/28 @ 100 (a) ........................................... 2,123 2,170
ARI Fleet Lease Trust ....................................................
Series 2024-A , Class B , 5 .16% , 11/15/32 , Callable 10/15/27 @ 100 (a) ............. 1,300 1,322
Series 2025-A , Class A3 , 4 .46% , 1/17/34 , Callable 10/15/28 @ 100 (a) ............. 920 928
AutoNation Finance Trust , Series 2025-1A , Class B , 5 .03% , 8/12/30 , Callable 10/10/28 @
100 (a) ........................................................... 2,955 3,023
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2021-2A , Class C , 2 .35% , 2/20/28 , Callable 2/20/27 @ 100 (a) .............. 800 777
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 1,000 1,009
Series 2023-6A , Class C , 7 .03% , 12/20/29 (a) ............................... 1,000 1,053
CarMax Auto Owner Trust ................................................
Series 2021-3 , Class D , 1 .50% , 1/18/28 , Callable 10/15/25 @ 100 ................ 1,000 999
Series 2022-3 , Class C , 4 .98% , 2/15/28 , Callable 9/15/26 @ 100 ................. 1,090 1,096
Series 2023-1 , Class D , 6 .27% , 11/15/29 , Callable 2/15/27 @ 100 ................ 1,000 1,026
Series 2024-2 , Class B , 5 .69% , 11/15/29 , Callable 11/15/27 @ 100 ............... 1,450 1,493
Series 2024-4 , Class B , 4 .82% , 5/15/30 , Callable 4/15/28 @ 100 ................. 2,000 2,029
CarMax Select Receivables Trust , Series 2024-A , Class A3 , 5 .40% , 11/15/28 , Callable 2/15/28
@ 100 ........................................................... 2,000 2,024
Carvana Auto Receivables Trust , Series 2021-P2 , Class B , 1 .27% , 3/10/27 , Callable 2/10/27 @
100 ............................................................. 1,500 1,484
Chase Auto Owner Trust ..................................................
Series 2023-AA , Class C , 6 .24% , 9/25/29 , Callable 1/25/28 @ 100 (a) ............. 875 912
Series 2024-1A , Class A4 , 5 .05% , 10/25/29 , Callable 10/25/27 @ 100 (a) ........... 1,400 1,430
Series 2024-1A , Class B , 5 .16% , 11/26/29 , Callable 10/25/27 @ 100 (a) ............ 643 658
Series 2024-2A , Class B , 5 .55% , 1/25/30 , Callable 12/25/27 @ 100 (a) ............. 2,700 2,792
Series 2024-3A , Class A4 , 5 .08% , 12/25/29 , Callable 12/25/27 @ 100 (a) ........... 2,950 3,017
Series 2024-4A , Class B , 5 .23% , 4/25/30 , Callable 2/25/28 @ 100 (a) .............. 1,450 1,483
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 1,897 1,910
Series 2023-2A , Class A1 , 6 .16% , 10/15/35 , Callable 10/15/26 @ 100 (a) ........... 538 548
Series 2024-1A , Class A1 , 5 .52% , 5/15/36 , Callable 7/15/27 @ 100 (a) ............. 854 864
Citizens Auto Receivables Trust ............................................
Series 2023-1 , Class A3 , 5 .84% , 1/18/28 , Callable 3/15/27 @ 100 (a) .............. 552 556
Series 2023-1 , Class A4 , 5 .78% , 10/15/30 , Callable 3/15/27 @ 100 (a) ............. 1,000 1,021
Credit Acceptance Auto Loan Trust ..........................................
Series 2022-3A , Class B , 7 .52% , 12/15/32 , Callable 7/15/26 @ 100 (a) ............. 147 147
Series 2023-2A , Class A , 5 .92% , 5/16/33 , Callable 11/15/26 @ 100 (a) ............. 444 445
Series 2023-2A , Class B , 6 .61% , 7/15/33 , Callable 11/15/26 @ 100 (a) ............. 1,000 1,009
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 947 965
Series 2024-3A , Class A , 4 .68% , 9/15/34 , Callable 5/15/28 @ 100 (a) .............. 2,000 2,011
Drive Auto Receivables Trust , Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 10/15/25 @
100 ............................................................. 574 570
Ent Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 4/15/28 @
100 (a) ........................................................... 2,700 2,774
Enterprise Fleet Financing LLC .............................................
Series 2022-1 , Class A3 , 3 .27% , 1/20/28 , Callable 10/20/25 @ 100 (a) ............. 553 552
Series 2022-3 , Class A2 , 4 .38% , 7/20/29 , Callable 4/20/26 @ 100 (a) .............. 102 102
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 3/20/26 @ 100 (a) ............. 2,000 2,026
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 2/20/27 @ 100 (a) .............. 378 380
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 7/20/27 @ 100 (a) .............. 1,450 1,506
Series 2024-1 , Class A3 , 5 .16% , 9/20/30 , Callable 8/20/27 @ 100 (a) .............. 2,000 2,038
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 1/20/28 @ 100 (a) ............. 994 1,029
FCCU Auto Receivables Trust ..............................................
Series 2024-1A , Class A4 , 5 .46% , 4/15/30 , Callable 1/15/28 @ 100 (a) ............. 808 826
Series 2025-1A , Class B , 5 .36% , 9/15/31 , Callable 12/15/28 @ 100 (a) ............. 647 667

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Flagship Credit Auto Trust , Series 2021-2 , Class D , 1 .59% , 6/15/27 , Callable 9/15/26 @ 100 (a) $ 1,000 $ 984
Ford Credit Auto Owner Trust ..............................................
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 822 838
Series 2023-2 , Class B , 5 .92% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 1,000 1,040
Foursight Capital Automobile Receivables Trust .................................
Series 2023-1 , Class B , 5 .35% , 3/15/28 , Callable 12/15/26 @ 100 (a) .............. 1,188 1,188
Series 2024-1 , Class B , 5 .55% , 5/15/29 , Callable 4/15/27 @ 100 (a) ............... 1,429 1,432
GECU Auto Receivables Trust .............................................
Series 2023-1A , Class B , 5 .87% , 1/15/30 , Callable 6/15/28 @ 100 (a) .............. 415 429
Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 6/15/28 @ 100 (a) .............. 250 259
GLS Auto Receivables Issuer Trust , Series 2021-3A , Class E , 3 .20% , 10/16/28 , Callable
4/15/26 @ 100 (a) ................................................... 1,000 991
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A , Class B , 6 .67% , 12/17/29 , Callable 8/15/28 @ 100 (a) ............. 2,755 2,852
Series 2024-1A , Class B , 5 .32% , 3/15/30 , Callable 8/15/28 @ 100 (a) .............. 875 888
Series 2024-4A , Class B , 4 .50% , 11/15/30 , Callable 9/15/28 @ 100 (a) ............. 2,000 2,008
Series 2025-1A , Class A2 , 4 .71% , 4/15/30 , Callable 7/15/29 @ 100 (a) ............. 1,162 1,168
GM Financial Consumer Automobile Receivables Trust , Series 2025-1 , Class B , 5 .00% ,
8/16/30 , Callable 2/16/28 @ 100 ........................................ 1,450 1,479
GreenState Auto Receivables Trust ..........................................
Series 2024-1A , Class A4 , 5 .17% , 1/15/30 , Callable 1/15/28 @ 100 (a) ............. 2,500 2,543
Series 2024-1A , Class B , 5 .42% , 1/15/30 , Callable 1/15/28 @ 100 (a) .............. 1,200 1,227
GTE Auto Receivables Trust , Series 2023-1 , Class A4 , 5 .12% , 4/16/29 , Callable 11/15/26 @
100 (a) ........................................................... 1,250 1,260
Hertz Vehicle Financing III LLC , Series 2023-3A , Class C , 7 .26% , 2/25/28 (a) ........... 1,000 1,022
Hertz Vehicle Financing III LP , Series 2021-2A , Class A , 1 .68% , 12/27/27 (a) ............ 1,000 975
Honda Auto Receivables Owner Trust , Series 2024-4 , Class A4 , 4 .35% , 12/16/30 , Callable
10/15/27 @ 100 .................................................... 1,500 1,510
Hyundai Auto Receivables Trust ............................................
Series 2021-C , Class B , 1 .49% , 12/15/27 , Callable 3/15/26 @ 100 ................ 2,000 1,986
Series 2024-C , Class B , 4 .67% , 1/15/31 , Callable 8/15/28 @ 100 ................. 941 952
LAD Auto Receivables Trust ...............................................
Series 2022-1A , Class B , 5 .87% , 9/15/27 , Callable 8/15/26 @ 100 (a) .............. 1,600 1,604
Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 3/15/27 @ 100 (a) .............. 600 601
Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 5/15/27 @ 100 (a) .............. 1,000 1,008
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 10/15/27 @ 100 (a) ............. 1,000 1,012
Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 10/15/27 @ 100 (a) ............ 1,500 1,532
Series 2024-2A , Class D , 6 .37% , 10/15/31 , Callable 12/15/27 @ 100 (a) ............ 500 517
Series 2024-3A , Class B , 4 .74% , 1/15/30 , Callable 3/15/28 @ 100 (a) .............. 2,000 2,019
Series 2025-2A , Class A4 , 4 .36% , 7/15/30 , Callable 9/15/29 @ 100 (a) ............. 1,000 1,003
M&T Bank Auto Receivables Trust , Series 2025-1A , Class A4 , 4 .89% , 7/15/32 , Callable
1/15/29 @ 100 (a) ................................................... 2,624 2,686
Mercedes-Benz Auto Receivables Trust , Series 2025-1 , Class A4 , 4 .92% , 4/15/31 , Callable
6/15/28 @ 100 ..................................................... 1,890 1,937
Merchants Fleet Funding LLC ..............................................
Series 2023-1A , Class A , 7 .21% , 5/20/36 , Callable 6/20/26 @ 100 (a) .............. 811 816
Series 2023-1A , Class B , 7 .25% , 5/20/36 , Callable 6/20/26 @ 100 (a) .............. 2,000 2,027
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 2,596 2,619
OCCU Auto Receivables Trust .............................................
Series 2023-1A , Class B , 6 .51% , 9/17/29 , Callable 10/15/27 @ 100 (a) ............. 500 520
Series 2025-1A , Class A4 , 4 .79% , 1/15/31 , Callable 8/15/29 @ 100 (a) ............. 1,960 1,986
Series 2025-1A , Class B , 4 .94% , 4/15/31 , Callable 8/15/29 @ 100 (a) .............. 1,214 1,231
Oscar US Funding XIII LLC , Series 2021-2A , Class A4 , 1 .27% , 9/11/28 , Callable 10/10/25 @
100 (a) ........................................................... 463 458
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 11/10/28 @
100 (a) ........................................................... 1,500 1,505
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A , Class A4 , 4 .18% , 12/15/28 , Callable 3/15/26 @ 100 (a) ............. 220 220
Series 2022-A , Class B , 4 .60% , 12/15/28 , Callable 3/15/26 @ 100 (a) .............. 1,499 1,500
Series 2022-A , Class C , 4 .83% , 12/15/28 , Callable 3/15/26 @ 100 (a) .............. 750 750
Series 2024-A , Class A4 , 4 .75% , 3/15/30 , Callable 7/15/28 @ 100 (a) .............. 1,450 1,467
Series 2025-A , Class A4 , 4 .19% , 5/15/31 , Callable 3/15/30 @ 100 (a) .............. 1,500 1,494
Series 2025-A , Class B , 4 .37% , 7/15/31 , Callable 3/15/30 @ 100 (a) ............... 666 662

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Prestige Auto Receivables Trust ............................................
Series 2021-1A , Class C , 1 .53% , 2/15/28 , Callable 6/15/26 @ 100 (a) .............. $ 87 $ 87
Series 2023-2A , Class B , 6 .64% , 12/15/27 (a) ............................... 568 571
Series 2024-2A , Class A2 , 4 .72% , 2/15/28 (a) ............................... 778 778
Series 2025-1A , Class B , 5 .34% , 11/15/28 (a) ............................... 3,000 3,030
SBNA Auto Receivables Trust ..............................................
Series 2024-A , Class A4 , 5 .21% , 4/16/29 , Callable 5/15/28 @ 100 (a) .............. 1,500 1,516
Series 2024-A , Class B , 5 .29% , 9/17/29 , Callable 5/15/28 @ 100 (a) ............... 1,500 1,520
Series 2025-SF1 , Class C , 5 .14% , 4/15/31 , Callable 5/15/29 @ 100 (a) ............. 1,750 1,760
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class A4 , 5 .70% , 8/15/29 , Callable 11/15/27 @ 100 (a) ............ 900 920
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 11/15/27 @ 100 (a) ............ 2,000 2,067
Series 2024-1A , Class B , 5 .33% , 7/15/30 , Callable 6/15/28 @ 100 (a) .............. 1,950 1,992
Series 2025-1A , Class B , 4 .78% , 12/15/31 , Callable 8/15/29 @ 100 (a) ............. 1,000 1,010
Securitized Term Auto Receivables Trust ......................................
Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable 1/25/28 @ 100 (a) ............... 1,860 1,881
Series 2025-B , Class B , 4 .93% , 12/29/32 , Callable 6/25/28 @ 100 (a) .............. 1,718 1,736
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class B , 5 .71% , 1/22/30 , Callable 8/20/27 @ 100 (a) .............. 1,500 1,537
Series 2024-1A , Class B , 5 .38% , 1/21/31 , Callable 1/20/28 @ 100 (a) .............. 840 859
Series 2024-3A , Class B , 4 .76% , 11/20/31 , Callable 8/20/28 @ 100 (a) ............. 2,000 2,031
Tesla Auto Lease Trust ...................................................
Series 2023-A , Class B , 6 .41% , 7/20/27 , Callable 10/20/25 @ 100 (a) .............. 2,275 2,275
Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 11/20/25 @ 100 (a) ............. 802 804
Series 2024-A , Class A4 , 5 .31% , 12/20/27 , Callable 5/20/26 @ 100 (a) ............. 2,000 2,020
Tesla Lease Electric Vehicle Securitization LLC , Seriess 2025-A , Class A4 , 4 .37% , 5/21/29 ,
Callable 1/20/28 @ 100 (a) ............................................ 1,500 1,501
Toyota Auto Loan Extended Note Trust .......................................
Series 2021-1A , Class A , 1 .07% , 2/27/34 , Callable 2/25/26 @ 100 (a) (b) ............ 2,000 1,975
Series 2022-1A , Class A , 3 .82% , 4/25/35 , Callable 4/25/27 @ 100 (a) .............. 2,000 1,993
Toyota Auto Receivables Owner Trust ........................................
Series 2023-A , Class A3 , 4 .63% , 9/15/27 , Callable 3/15/27 @ 100 ................ 1,913 1,917
Series 2024-D , Class A4 , 4 .43% , 4/15/30 , Callable 5/15/28 @ 100 ................ 2,000 2,021
Truist Bank Auto Credit-Linked Notes , Series 2025-1 , Class B , 4 .73% , 9/26/33 , Callable
1/25/29 @ 100 (a) ................................................... 1,000 1,001
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 10/25/26 @ 100 (a) ....... 743 752
USB Auto Owner Trust ...................................................
Series 2025-1A , Class A4 , 4 .62% , 12/16/30 , Callable 2/15/28 @ 100 (a) ............ 1,470 1,494
Series 2025-1A , Class B , 4 .81% , 1/15/31 , Callable 2/15/28 @ 100 (a) .............. 1,000 1,017
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class A4 , 5 .59% , 12/15/28 , Callable 8/15/27 @ 100 (a) ............ 1,000 1,014
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 8/15/27 @ 100 (a) .............. 2,033 2,079
Western Funding Auto Loan Trust , Series 2025-1 , Class A , 4 .75% , 7/16/35 (a) ............ 2,000 2,015
Westlake Automobile Receivables Trust , Series 2022-2A , Class C , 4 .85% , 9/15/27 , Callable
8/15/26 @ 100 (a) ................................................... 65 65
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 537 541
Series 2023-2A , Class B , 6 .75% , 8/18/38 (a) ................................ 2,000 2,061
Series 2024-1A , Class B , 5 .50% , 2/18/39 (a) ................................ 1,357 1,382
Series 2024-2A , Class B , 4 .84% , 6/21/39 (a) ................................ 1,625 1,635
Series 2024-3A , Class B , 5 .07% , 9/19/39 (a) ................................ 1,514 1,533
World Omni Select Auto Trust , Series 2023-A , Class C , 6 .00% , 1/16/29 , Callable 1/15/27 @
100 ............................................................. 1,000 1,014
170,122
ABS Card (1.3%):
American Express Credit Account Master Trust .................................
Series 2023-4 , Class A , 5 .15% , 9/16/30 ................................... 2,900 2,998
Series 2024-2 , Class A , 5 .24% , 4/15/31 ................................... 3,000 3,130
BA Credit Card Trust ....................................................
Series 2023-A2 , Class A2 , 4 .98% , 11/15/28 ................................ 1,800 1,822
Series 2024-A1 , Class A , 4 .93% , 5/15/29 .................................. 3,500 3,560
Capital One Multi-Asset Execution Trust , Series 2021-A2 , Class A2 , 1 .39% , 7/15/30 ....... 4,700 4,389
CARDS II Trust , Series 2024-1A , Class C , 5 .84% , 7/15/29 (a) ....................... 920 926

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Chase Issuance Trust , Series 2024-A2 , Class A , 4 .63% , 1/15/31 ...................... $ 4,840 $ 4,947
Citibank Credit Card Issuance Trust , Series 2018-A7 , Class A7 , 3 .96% , 10/13/30 ......... 1,900 1,901
Evergreen Credit Card Trust ...............................................
Series 2024-CRT4 , Class C , 5 .64% , 10/15/28 (a) ............................. 903 909
Series 2025-CRT5 , Class C , 5 .53% , 5/15/29 (a) .............................. 833 839
Master Credit Card Trust , Series 2022-2A , Class C , 2 .73% , 7/21/28 (a) ................. 625 607
Master Credit Card Trust II ................................................
Series 2023-1A , Class C , 5 .87% , 6/21/27 (a) ................................ 1,000 1,002
Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) ............................... 1,145 1,212
Trillium Credit Card Trust II ...............................................
Series 2021-1A , Class A , 1 .53% , 10/26/29 (a) ............................... 2,000 1,949
Series 2021-1A , Class C , 2 .42% , 10/26/29 (a) ............................... 2,000 1,947
32,138
ABS Other (4.4%):
Aligned Data Centers Issuer LLC , Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable
10/15/25 @ 100 (a) .................................................. 1,500 1,465
Amur Equipment Finance Receivables XI LLC , Series 2022-2A , Class A2 , 5 .30% , 6/21/28 ,
Callable 6/20/26 @ 100 (a) ............................................ 223 223
Amur Equipment Finance Receivables XII LLC , Series 2023-1A , Class B , 6 .03% , 12/20/29 ,
Callable 6/20/27 @ 100 (a) ............................................ 2,710 2,774
Amur Equipment Finance Receivables XIII LLC , Series 2024-1A , Class B , 5 .37% , 1/21/31 ,
Callable 1/20/28 @ 100 (a) ............................................ 1,081 1,104
Atalaya Equipment Leasing Trust , Series 2021-1A , Class C , 2 .69% , 6/15/28 , Callable 10/15/25
@ 100 (a) ......................................................... 909 903
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 2/15/28 @ 100 (a) .............. 826 851
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 2/15/28 @ 100 (a) ............. 833 875
Barings Equipment Finance LLC , Series 2025-A , Class A4 , 5 .02% , 6/13/50 , Callable 12/13/30
@ 100 (a) ......................................................... 3,000 3,096
Blue Owl Asset Leasing Trust LLC , Series 2024-1A , Class B , 5 .41% , 3/15/30 , Callable 8/15/26
@ 100 (a) ......................................................... 1,216 1,225
CCG Receivables Trust ...................................................
Series 2023-1 , Class A2 , 5 .82% , 9/16/30 , Callable 8/14/26 @ 100 (a) .............. 194 195
Series 2023-2 , Class B , 6 .21% , 4/14/32 , Callable 5/14/27 @ 100 (a) ............... 1,450 1,492
Series 2025-1 , Class B , 4 .69% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 965 973
CF Hippolyta Issuer LLC .................................................
Series 2020-1 , Class A1 , 1 .69% , 7/15/60 (a) ................................ 478 406
Series 2021-1A , Class A1 , 1 .53% , 3/15/61 , Callable 10/15/25 @ 100 (a) ............ 1,407 1,171
CNH Equipment Trust , Series 2024-C , Class A4 , 4 .12% , 3/15/32 , Callable 12/15/28 @ 100 .. 1,500 1,505
Crossroads Asset Trust ...................................................
Series 2024-A , Class B , 5 .94% , 8/20/30 , Callable 1/20/28 @ 100 (a) ............... 1,637 1,673
Series 2025-A , Class B , 5 .20% , 2/20/32 , Callable 12/20/28 @ 100 (a) .............. 228 231
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable 5/20/27 @ 100 (a) ............. 1,349 1,327
Series 2025-1A , Class A2 , 5 .91% , 2/20/50 , Callable 2/20/28 @ 100 (a) ............. 1,796 1,835
Daimler Trucks Retail Trust , Series 2023-1 , Class A4 , 5 .93% , 12/16/30 , Callable 7/15/26 @
100 ............................................................. 1,680 1,710
Dell Equipment Finance Trust ..............................................
Series 2023-1 , Class A3 , 5 .65% , 9/22/28 , Callable 11/22/25 @ 100 (a) ............. 202 202
Series 2023-3 , Class A3 , 5 .93% , 4/23/29 , Callable 5/22/26 @ 100 (a) .............. 1,060 1,066
Series 2024-1 , Class B , 5 .53% , 3/22/30 , Callable 11/22/26 @ 100 (a) .............. 1,900 1,926
Series 2025-1 , Class B , 4 .96% , 2/24/31 , Callable 12/22/27 @ 100 (a) .............. 1,550 1,568
Dext ABS LLC , Series 2023-2 , Class B , 6 .41% , 5/15/34 , Callable 2/15/28 @ 100 (a) ....... 1,500 1,527
Diamond Infrastructure Funding LLC , Series 2021-1A , Class A , 1 .76% , 4/15/49 , Callable
10/20/25 @ 100 (a) .................................................. 1,000 959
Diamond Issuer LLC , Series 2021-1A , Class A , 2 .31% , 11/20/51 , Callable 11/20/25 @ 100 (a) 1,125 1,070
DLLAA LLC , Series 2025-1A , Class A4 , 5 .08% , 4/20/33 , Callable 4/20/29 @ 100 (a) ...... 1,583 1,628
DLLAD LLC , Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 1/20/29 @ 100 (a) ...... 919 951
DLLMT LLC , Series 2024-1A , Class A4 , 4 .98% , 4/20/32 , Callable 5/20/28 @ 100 (a) ...... 1,020 1,039
FirstKey Homes Trust , Series 2021-SFR2 , Class B , 1 .61% , 9/17/38 (a) (c) ............... 1,154 1,121
Ford Credit Floorplan Master Owner Trust A ...................................
Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) ................................. 532 536
Series 2024-4 , Class A , 4 .40% , 9/15/31 (a) ................................. 1,500 1,512

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Granite Park Equipment Leasing LLC , Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable
7/20/29 @ 100 (a) ................................................... $ 1,634 $ 1,696
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2024-1 , Class B , 5 .18% , 12/16/30 , Callable 2/15/28 @ 100 (a) .............. 1,480 1,507
Series 2025-1 , Class A4 , 4 .58% , 1/15/32 , Callable 5/15/29 @ 100 (a) .............. 2,180 2,211
HPEFS Equipment Trust ..................................................
Series 2023-2A , Class C , 6 .48% , 1/21/31 , Callable 12/20/26 @ 100 (a) ............. 1,250 1,258
Series 2024-1A , Class B , 5 .18% , 5/20/31 , Callable 8/20/27 @ 100 (a) .............. 1,500 1,507
Series 2025-1A , Class B , 4 .51% , 9/20/32 , Callable 3/20/29 @ 100 (a) .............. 2,000 2,006
John Deere Owner Trust ..................................................
Series 2022-A , Class A4 , 2 .49% , 1/16/29 , Callable 10/15/25 @ 100 ............... 1,000 999
Series 2024-C , Class A4 , 4 .15% , 8/15/31 , Callable 8/15/28 @ 100 ................ 1,376 1,381
Kubota Credit Owner Trust ................................................
Series 2022-1A , Class A4 , 2 .78% , 2/15/28 , Callable 1/15/26 @ 100 (a) ............. 2,000 1,991
Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 4/15/28 @ 100 (a) ............. 1,268 1,302
Series 2025-1A , Class A4 , 4 .87% , 7/15/30 , Callable 6/15/28 @ 100 (a) ............. 1,958 1,999
M&T Equipment LEAF1 Notes .............................................
Series 2023-1A , Class A4 , 5 .75% , 7/15/30 , Callable 6/15/27 @ 100 (a) ............. 2,076 2,115
Series 2024-1A , Class A4 , 4 .94% , 8/18/31 , Callable 7/16/28 @ 100 (a) ............. 2,360 2,400
MMAF Equipment Finance LLC ............................................
Series 2021-A , Class A4 , 1 .04% , 11/13/30 (a) ............................... 2,000 1,972
Series 2022-A , Class A4 , 3 .32% , 6/13/44 (a) ................................ 1,500 1,494
Series 2023-A , Class A3 , 5 .54% , 12/13/29 (a) ............................... 2,000 2,036
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... 750 771
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 11/13/30 @ 100 (a) ............. 865 892
MVW LLC , Series 2021-1WA , Class A , 1 .14% , 1/22/41 , Callable 4/20/27 @ 100 (a) ....... 189 183
New Economy Assets - Phase 1 Sponsor LLC , Series 2021-1 , Class A1 , 1 .91% , 10/20/61 ,
Callable 10/20/25 @ 100 (a) ........................................... 1,807 1,507
NMEF Funding LLC ....................................................
Series 2025-A , Class B , 5 .18% , 7/15/32 , Callable 6/15/28 @ 100 (a) ............... 1,418 1,435
Series 2025-B , Class B , 4 .73% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 2,994 2,995
NP SPE IX LP , Series 2019-1A , Class A2 , 3 .24% , 9/20/49 (a) ........................ 498 485
NP SPE X LP , Series 2019-2A , Class C1 , 6 .44% , 11/19/49 (a) ....................... 428 413
OneMain Financial Issuance Trust , Series 2022-3A , Class B , 6 .45% , 5/15/34 , Callable 10/14/25
@ 100 (a) ......................................................... 2,960 3,015
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A , Class A3 , 5 .64% , 11/20/30 , Callable 2/20/28 @ 100 (a) ............ 1,450 1,486
Series 2024-2A , Class A3 , 4 .65% , 10/20/31 , Callable 6/20/27 @ 100 (a) ............ 1,143 1,151
Series 2025-1A , Class A2 , 4 .94% , 10/20/28 , Callable 9/20/28 @ 100 (a) ............ 1,870 1,886
Series 2025-1A , Class A3 , 5 .04% , 7/20/32 , Callable 9/20/28 @ 100 (a) ............. 773 787
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class B , 5 .58% , 10/15/30 , Callable 6/15/26 @ 100 (a) ............. 2,622 2,659
Series 2025-1A , Class B , 5 .04% , 5/15/31 , Callable 10/15/27 @ 100 (a) ............. 873 886
Progress Residential Trust , Series 2021-SFR6 , Class A , 1 .52% , 7/17/38 , Callable 7/17/26 @
100 (a) (c) ......................................................... 1,092 1,075
PSNH Funding LLC , Series 2018-1 , Class A3 , 3 .81% , 2/1/35 ....................... 4,000 3,920
Retained Vantage Data Centers Issuer LLC , Series 2025-1A , Class A2A , 5 .09% , 8/15/50 ,
Callable 8/15/28 @ 100 (a) ............................................ 2,000 2,005
SCF Equipment Leasing LLC , Series 2023-1A , Class B , 6 .37% , 5/20/32 , Callable 5/20/29 @
100 (a) ........................................................... 1,243 1,273
Switch ABS Issuer LLC , Series 2025-1A , Class A2 , 5 .04% , 3/25/55 , Callable 3/25/28 @
100 (a) ........................................................... 2,000 1,984
Vantage Data Centers LLC , Series 2025-1A , Class A2 , 5 .13% , 8/15/55 , Callable 8/15/28 @
100 (a) ........................................................... 2,000 2,007
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class C2I , 3 .16% , 2/15/52 , Callable 2/15/26 @ 100 (a) ............ 1,000 972
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 500 492
Series 2024-1A , Class C2 , 5 .59% , 5/15/54 , Callable 5/15/27 @ 100 (a) ............. 1,330 1,338
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 11/12/27 @ 100 (a) ............ 628 639
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............ 652 664
Volvo Financial Equipment LLC ............................................
Series 2024-1A , Class A4 , 4 .29% , 7/15/31 , Callable 5/15/28 @ 100 (a) ............. 2,420 2,428

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-1A , Class A4 , 4 .53% , 10/15/31 , Callable 11/15/28 @ 100 (a) ........... $ 1,000 $ 1,010
WEPCO Environmental Trust Finance I LLC , Series 2021-1 , Class A , 1 .58% , 12/15/35 ..... 1,053 943
Zayo Issuer LLC , Series 2025-1A , Class A2 , 5 .65% , 3/20/55 , Callable 9/20/28 @ 100 (a) .... 2,500 2,544
111,858
Agency ABS Other (0.2%):
Navient Student Loan Trust ................................................
Series 2015-2 , Class B , 5 .97% ( SOFR30A + 161 bps ) , 8/25/50 , Callable 7/25/33 @ 100 (d) 3,000 2,947
Series 2018-2A , Class B , 5 .62% ( SOFR30A + 126 bps ) , 3/25/67 , Callable 7/25/37 @
100 (a) (d) ......................................................... 1,000 902
Nelnet Student Loan Trust , Series 2019-5 , Class A , 2 .53% , 10/25/67 , Callable 3/25/33 @
100 (a) ........................................................... 1,317 1,203
SLM Student Loan Trust ..................................................
Series 2006-10 , Class B , 4 .82% ( SOFR90A + 48 bps ) , 3/25/44 , Callable 10/25/30 @ 100 (d) 105 99
Series 2007-1 , Class B , 4 .82% ( SOFR90A + 48 bps ) , 1/27/42 , Callable 7/25/29 @ 100 (d) 173 159
5,310
Total Asset-Backed Securities (Cost $316,235)
a
a
a
319,428
Collateralized Mortgage Obligations (5.6%)
Agency CMO Floating (0.3%):
Federal Home Loan Mortgage Corporation , Series 5522 , Class BF , 5 .41% ( SOFR30A + 105 bps ) ,
3/25/55 (d) ........................................................ 3,624 3,622
Federal National Mortgage Association , Series 2024-96 , Class FC , 5 .56% ( SOFR30A + 120 bps ) ,
12/25/54 (d) ....................................................... 2,657 2,656
6,278
Agency CMO Other (0.9%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 1,489 1,514
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 2,518 2,509
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 3,281 3,314
Federal National Mortgage Association .......................................
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 1,250 1,265
Series 2022-M12 , Class A , 3 .09% , 12/25/28 (b) .............................. 2,247 2,188
Series 2025-40 , Class B , 5 .00% , 10/25/50 ................................. 1,856 1,862
Government National Mortgage Association ....................................
Series 2020-162 , Class AB , 1 .00% , 10/20/50 ............................... 2,460 2,004
Series 2022-207 , Class NA , 3 .00% , 1/20/52 ................................ 1,705 1,512
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 1,235 1,247
Series 2024-20 , Class PA , 4 .50% , 2/20/54 ................................. 3,443 3,423
Series 2024-95 , Class AB , 2 .50% , 6/20/45 ................................. 1,646 1,459
Series 2025-131 , Class QC , 4 .00% , 7/20/51 ................................ 1,493 1,473
23,770
Agency Commercial MBS (1.3%):
Federal Home Loan Mortgage Corporation .....................................
Series K087 , Class A2 , 3 .77% , 12/25/28 .................................. 500 498
Series K091 , Class A2 , 3 .51% , 3/25/29 ................................... 1,250 1,233
Series K095 , Class A2 , 2 .79% , 6/25/29 ................................... 1,000 961
Series K096 , Class A2 , 2 .52% , 7/25/29 ................................... 1,000 951
Series K097 , Class A2 , 2 .51% , 7/25/29 ................................... 2,000 1,898
Series K100 , Class A2 , 2 .67% , 9/25/29 ................................... 545 519
Series K135 , Class A2 , 2 .15% , 10/25/31 (b) ................................ 1,000 893
Series K136 , Class A2 , 2 .13% , 11/25/31 ................................... 4,000 3,561
Series K141 , Class A2 , 2 .25% , 2/25/32 ................................... 4,000 3,572
Series K142 , Class A2 , 2 .40% , 3/25/32 ................................... 3,000 2,697
Series K144 , Class A2 , 2 .45% , 4/25/32 ................................... 3,000 2,698
Series K146 , Class A2 , 2 .92% , 6/25/32 ................................... 4,885 4,511
Series K147 , Class A2 , 3 .00% , 6/25/32 (b) ................................. 3,000 2,782
Series K-1510 , Class A3 , 3 .79% , 1/25/34 .................................. 1,000 961
Series K-1512 , Class A3 , 3 .06% , 4/25/34 .................................. 1,000 903
Series K159 , Class A2 , 3 .95% , 11/25/30 (b) ................................ 500 496
Series KG02 , Class A2 , 2 .41% , 8/25/29 ................................... 909 858

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series KIR3 , Class A2 , 3 .28% , 8/25/27 ................................... $ 1,500 $ 1,482
Federal National Mortgage Association .......................................
Series 2018-M4 , Class A2 , 3 .16% , 3/25/28 (b) ............................... 353 346
Series 2019-M1 , Class A2 , 3 .66% , 9/25/28 (b) ............................... 532 527
Series 2019-M12 , Class A2 , 2 .89% , 6/25/29 (b) .............................. 959 925
33,272
Commercial MBS (3.1%):
ALA Trust ............................................................
Series 2025-OANA , Class A , 5 .89% ( TSFR1M + 174 bps ) , 6/15/40 (a) (c) (d) .......... 1,955 1,962
Series 2025-OANA , Class B , 5 .99% ( TSFR1M + 184 bps ) , 6/15/40 (a) (c) (d) .......... 2,000 2,010
AOA Trust , Series 2025-1301 , Class A , 5 .23% , 8/11/42 (a) (b) (c) ...................... 1,259 1,275
Arbor Multifamily Mortgage Securities Trust , Series 2022-MF4 , Class A5 , 3 .39% , 2/15/55 ,
Callable 2/15/32 @ 100 (a) (b) .......................................... 2,000 1,872
Atrium Hotel Portfolio Trust ...............................................
Series 2025-ATRM , Class A , 5 .80% ( TSFR1M + 165 bps ) , 8/15/42 (a) (c) (d) .......... 1,000 999
Series 2025-ATRM , Class B , 6 .25% ( TSFR1M + 210 bps ) , 8/15/42 (a) (c) (d) .......... 1,277 1,273
Aventura Mall Trust .....................................................
Series 2018-AVM , Class A , 4 .25% , 7/5/40 (a) (b) (c) ........................... 1,740 1,718
Series 2018-AVM , Class C , 4 .25% , 7/5/40 (a) (b) (c) ........................... 1,000 971
Series 2018-AVM , Class D , 4 .25% , 7/5/40 (a) (b) (c) ........................... 1,000 964
Benchmark Mortgage Trust ................................................
Series 2020-B17 , Class ASB , 2 .18% , 3/15/53 , Callable 3/15/30 @ 100 ............. 903 867
Series 2020-B22 , Class A5 , 1 .97% , 1/15/54 , Callable 1/15/31 @ 100 .............. 2,400 2,110
BPR Trust ............................................................
Series 2021-TY , Class A , 5 .32% ( TSFR1M + 116 bps ) , 9/15/38 (a) (c) (d) ............. 865 864
Series 2022-STAR , Class A , 7 .38% ( TSFR1M + 323 bps ) , 8/15/39 (a) (c) (d) ........... 2,691 2,687
BX Commercial Mortgage Trust ............................................
Series 2022-CSMO , Class B , 7 .29% ( TSFR1M + 314 bps ) , 6/15/27 (a) (c) (d) .......... 1,800 1,818
Series 2025-COPT , Class A , 5 .90% ( TSFR1M + 175 bps ) , 8/15/42 (a) (c) (d) ........... 2,308 2,310
BX Trust .............................................................
Series 2019-OC11 , Class A , 3 .20% , 12/9/41 , Callable 12/9/29 @ 100 (a) (c) .......... 923 872
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) (c) ............................ 2,000 1,987
Series 2025-GW , Class A , 5 .75% ( TSFR1M + 160 bps ) , 7/15/42 (a) (c) (d) ............ 2,000 2,004
Series 2025-ROIC , Class A , 5 .29% ( TSFR1M + 114 bps ) , 3/15/30 (a) (c) (d) ........... 2,327 2,320
BXP Trust ............................................................
Series 2021-601L , Class B , 2 .87% , 1/15/44 (a) (b) (c) .......................... 550 474
Series 2021-601L , Class C , 2 .87% , 1/15/44 (a) (b) (c) .......................... 1,500 1,258
Series 2021-601L , Class D , 2 .87% , 1/15/44 (a) (b) (c) .......................... 500 401
Citigroup Commercial Mortgage Trust ........................................
Series 2017-P8 , Class AS , 3 .79% , 9/15/50 , Callable 9/15/27 @ 100 (b) ............. 500 470
Series 2020-GC46 , Class AAB , 2 .61% , 2/15/53 , Callable 2/15/30 @ 100 ........... 649 629
COMM Mortgage Trust ..................................................
Series 2015-LC23 , Class AM , 4 .16% , 10/10/48 , Callable 11/10/25 @ 100 (b) ........ 250 249
Series 2020-CX , Class A , 2 .17% , 11/10/46 , Callable 11/10/30 @ 100 (a) (c) .......... 1,500 1,294
Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (c) ............................. 1,960 2,065
CSMC Trust , Series 2019-UVIL , Class A , 3 .16% , 12/15/41 (a) (c) ..................... 2,252 2,106
DBJPM Mortgage Trust , Series 2016-C1 , Class A4 , 3 .28% , 5/10/49 , Callable 4/10/26 @ 100 . 500 497
DBWF Mortgage Trust , Series 2024-LCRS , Class A , 5 .89% ( TSFR1M + 174 bps ) , 4/15/37 (a) (c)
(d) ............................................................. 1,000 999
Extended Stay America Trust , Series 2021-ESH , Class B , 5 .64% ( TSFR1M + 149 bps ) ,
7/15/38 (a) (c) (d) .................................................... 656 656
GS Mortgage Securities Corp. Trust ..........................................
Series 2017-GPTX , Class A , 2 .86% , 5/10/34 (a) (c) ........................... 849 734
Series 2023-SHIP , Class B , 5 .10% , 9/10/38 (a) (b) (c) .......................... 1,080 1,081
Houston Galleria Mall Trust , Series 2025-HGLR , Class A , 5 .64% , 2/5/45 (a) (b) (c) ......... 1,753 1,811
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26 @ 100 (a) (c) .......... 3,000 2,950
Series 2019-55HY , Class A , 3 .04% , 12/10/41 (a) (b) (c) ......................... 535 501
Series 2025-SPRL , Class A , 5 .65% , 1/13/40 (a) (b) (c) .......................... 994 1,026
ILPT Commercial Mortgage Trust , Series 2022-LPFX , Class A , 3 .38% , 3/15/32 (a) (c) ...... 2,000 1,813
IRV Trust , Series 2025-200P , Class A , 5 .47% , 3/14/47 , Callable 2/14/35 @ 100 (a) (b) (c) .... 2,912 2,977
LBA Trust , Series 2024-7IND , Class A , 5 .59% ( TSFR1M + 144 bps ) , 10/15/41 (a) (c) (d) ...... 1,856 1,857

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
LEX Mortgage Trust , Series 2024-BBG , Class A , 5 .04% , 10/13/33 , Callable 10/13/28 @
100 (a) (b) (c) ....................................................... $ 2,407 $ 2,423
MAD Commercial Mortgage Trust , Series 2025-11MD , Class A , 4 .75% , 10/15/42 (a) (b) (c) .. 1,818 1,813
MHC Commercial Mortgage Trust , Series 2021-MHC , Class A , 5 .07% ( TSFR1M + 92 bps ) ,
4/15/38 (a) (c) (d) .................................................... 283 283
MILE Trust , Series 2025-STNE , Class A , 5 .65% ( TSFR1M + 150 bps ) , 7/15/42 (a) (c) (d) ..... 2,000 2,000
Morgan Stanley Capital I Trust , Series 2021-PLZA , Class B , 2 .90% , 11/9/43 (a) (c) ........ 1,000 859
NRTH Mortgage Trust , Series 2024-PARK , Class A , 5 .79% ( TSFR1M + 164 bps ) , 3/15/39 (a) (c)
(d) ............................................................. 2,170 2,168
One Bryant Park Trust , Series 2019-OBP , Class A , 2 .52% , 9/15/54 (a) (c) ................ 4,430 4,077
SCG Commercial Mortgage Trust , Series 2025-FL , Class A , 5 .40% ( TSFR1M + 125 bps ) ,
8/15/42 (a) (c) (d) .................................................... 2,000 2,002
SCOTT Trust , Series 2023-SFS , Class A , 5 .91% , 3/10/40 (a) (c) ...................... 1,000 1,027
SLG Office Trust , Series 2021-OVA , Class A , 2 .59% , 7/15/41 (a) (c) ................... 800 711
SREIT Trust , Series 2021-MFP2 , Class B , 5 .44% ( TSFR1M + 129 bps ) , 11/15/36 (a) (c) (d) .... 1,500 1,498
SWCH Commercial Mortgage Trust , Series 2025-DATA , Class A , 5 .59% ( TSFR1M + 144 bps ) ,
2/15/42 (a) (c) (d) .................................................... 2,000 1,988
Wells Fargo Commercial Mortgage Trust ......................................
Series 2018-AUS , Class A , 4 .19% , 8/17/36 (a) (b) (c) .......................... 250 245
Series 2025-HI , Class A , 5 .85% ( TSFR1M + 169 bps ) , 10/15/42 (a) (c) (d) ............. 1,500 1,500
79,325
Total Collateralized Mortgage Obligations (Cost $142,752)
a
a
a
142,645
Corporate Bonds (20.3%)
Communication Services (0.4%):
AT&T, Inc. , 3 .10% , 2/1/43 , Callable 8/1/42 @ 100 ............................... 2,150 1,592
Comcast Corp. , 3 .55% , 5/1/28 , Callable 2/1/28 @ 100 ............................ 1,115 1,104
Paramount Global , 4 .20% , 6/1/29 , Callable 3/1/29 @ 100 .......................... 716 704
T-Mobile US, Inc.
4 .75% , 2/1/28 , Callable 10/13/25 @ 100.79 ................................ 793 794
3 .88% , 4/15/30 , Callable 1/15/30 @ 100 .................................. 1,195 1,171
2 .25% , 11/15/31 , Callable 8/15/31 @ 100 .................................. 3,500 3,078
Verizon Communications, Inc.
3 .40% , 3/22/41 , Callable 9/22/40 @ 100 .................................. 1,770 1,398
3 .55% , 3/22/51 , Callable 9/22/50 @ 100 .................................. 795 582
Warnermedia Holdings, Inc. , 4 .28% , 3/15/32 , Callable 12/15/31 @ 100 (e) .............. 639 586
11,009
Consumer Discretionary (1.0%):
AutoNation, Inc. , 2 .40% , 8/1/31 , Callable 5/1/31 @ 100 ........................... 2,720 2,373
Brunswick Corp. , 2 .40% , 8/18/31 , Callable 5/18/31 @ 100 ......................... 1,075 934
D.R. Horton, Inc. , 5 .00% , 10/15/34 , Callable 7/15/34 @ 100 ........................ 1,000 1,011
Daimler Truck Finance North America LLC , 5 .38% , 1/13/32 , Callable 11/13/31 @ 100 (a) ... 1,500 1,543
Genuine Parts Co.
4 .95% , 8/15/29 , Callable 7/15/29 @ 100 .................................. 500 509
2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 1,472 1,305
Hasbro, Inc. , 3 .90% , 11/19/29 , Callable 8/19/29 @ 100 ............................ 720 702
Lowe's Cos., Inc. , 2 .80% , 9/15/41 , Callable 3/15/41 @ 100 ......................... 25 18
Marriott International, Inc. , 5 .50% , 4/15/37 , Callable 1/15/37 @ 100 .................. 2,000 2,043
Mattel, Inc. , 3 .75% , 4/1/29 , Callable 10/13/25 @ 100.94 (a) ......................... 2,720 2,631
O'Reilly Automotive, Inc.
4 .20% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 1,000 997
5 .00% , 8/19/34 , Callable 5/19/34 @ 100 .................................. 25 25
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (a) . 2,388 2,043
Stellantis Finance US, Inc. , 6 .45% , 3/18/35 , Callable 12/18/34 @ 100 (a) ............... 1,035 1,061
Tapestry, Inc. , 5 .50% , 3/11/35 , Callable 12/11/34 @ 100 ........................... 1,595 1,630
The Home Depot, Inc. , 2 .38% , 3/15/51 , Callable 9/15/50 @ 100 ..................... 720 420
Tractor Supply Co.
1 .75% , 11/1/30 , Callable 8/1/30 @ 100 ................................... 1,000 879
5 .25% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 774 798

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Volkswagen Group of America Finance LLC
4 .85% , 9/11/30 , Callable 8/11/30 @ 100 (a) ................................ $ 3,000 $ 3,013
5 .80% , 3/27/35 , Callable 12/27/34 @ 100 (a) ............................... 1,500 1,538
25,473
Consumer Staples (1.5%):
7-Eleven, Inc. , 1 .80% , 2/10/31 , Callable 11/10/30 @ 100 (a) ......................... 1,220 1,060
Anheuser-Busch InBev Worldwide, Inc. , 5 .45% , 1/23/39 , Callable 7/23/38 @ 100 ......... 320 330
BAT Capital Corp.
2 .73% , 3/25/31 , Callable 12/25/30 @ 100 ................................. 1,017 930
7 .75% , 10/19/32 , Callable 7/19/32 @ 100 ................................. 945 1,102
4 .39% , 8/15/37 , Callable 2/15/37 @ 100 .................................. 975 893
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (a) ................. 1,270 1,289
Bunge Ltd. Finance Corp. , 2 .75% , 5/14/31 , Callable 2/14/31 @ 100 ................... 2,500 2,292
Cargill, Inc.
2 .13% , 11/10/31 , Callable 8/10/31 @ 100 (a) ................................ 795 699
5 .13% , 10/11/32 , Callable 7/11/32 @ 100 (a) ................................ 1,745 1,808
Church & Dwight Co., Inc. , 2 .30% , 12/15/31 , Callable 9/15/31 @ 100 ................. 865 766
Coca-Cola Consolidated, Inc. , 5 .45% , 6/1/34 , Callable 3/1/34 @ 100 .................. 1,670 1,747
Constellation Brands, Inc. , 2 .25% , 8/1/31 , Callable 5/1/31 @ 100 ..................... 720 635
Dollar General Corp. , 5 .45% , 7/5/33 , Callable 4/5/33 @ 100 (e) ...................... 970 1,006
Keurig Dr. Pepper, Inc.
3 .95% , 4/15/29 , Callable 2/15/29 @ 100 .................................. 750 738
2 .25% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 1,075 948
4 .50% , 4/15/52 , Callable 10/15/51 @ 100 ................................. 1,200 968
Mars, Inc.
3 .88% , 4/1/39 , Callable 10/1/38 @ 100 (a) ................................. 1,150 1,004
5 .65% , 5/1/45 , Callable 11/1/44 @ 100 (a) ................................. 2,200 2,233
McCormick & Co., Inc. , 1 .85% , 2/15/31 , Callable 11/15/30 @ 100 ................... 720 631
Philip Morris International, Inc. , 5 .38% , 2/15/33 , Callable 11/15/32 @ 100 .............. 1,760 1,839
Sodexo, Inc.
2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) ................................ 3,000 2,715
5 .80% , 8/15/35 , Callable 5/15/35 @ 100 (a) ................................ 1,750 1,834
Sysco Corp.
2 .45% , 12/14/31 , Callable 9/14/31 @ 100 ................................. 1,500 1,335
5 .40% , 3/23/35 , Callable 12/23/34 @ 100 ................................. 2,090 2,159
The Campbell's Company
5 .20% , 3/21/29 , Callable 2/21/29 @ 100 .................................. 720 740
4 .75% , 3/23/35 , Callable 12/23/34 @ 100 ................................. 730 707
The Coca-Cola Co. , 2 .00% , 3/5/31 ........................................... 1,470 1,321
The J.M. Smucker Co. , 6 .20% , 11/15/33 , Callable 8/15/33 @ 100 .................... 910 988
The Kroger Co. , 5 .00% , 9/15/34 , Callable 6/15/34 @ 100 .......................... 2,700 2,722
37,439
Energy (1.8%):
APA Corp. , 4 .25% , 1/15/44 , Callable 7/15/43 @ 100 .............................. 1,500 1,083
Boardwalk Pipelines LP
4 .45% , 7/15/27 , Callable 4/15/27 @ 100 .................................. 220 221
4 .80% , 5/3/29 , Callable 2/3/29 @ 100 .................................... 220 223
3 .60% , 9/1/32 , Callable 6/1/32 @ 100 .................................... 760 703
Buckeye Partners LP , 4 .13% , 12/1/27 , Callable 9/1/27 @ 100 ....................... 635 629
Cameron LNG LLC , 3 .30% , 1/15/35 , Callable 9/15/34 @ 100 (a) ..................... 1,191 1,036
Coterra Energy, Inc. , 5 .40% , 2/15/35 , Callable 11/15/34 @ 100 ...................... 1,000 1,009
DCP Midstream Operating LP , 5 .60% , 4/1/44 , Callable 10/1/43 @ 100 ................. 25 24
Diamondback Energy, Inc. , 5 .75% , 4/18/54 , Callable 10/18/53 @ 100 ................. 900 866
DT Midstream, Inc. , 5 .80% , 12/15/34 , Callable 9/15/34 @ 100 (a) .................... 500 516
Eastern Energy Gas Holdings LLC
5 .65% , 10/15/54 , Callable 4/15/54 @ 100 ................................. 1,000 984
6 .20% , 1/15/55 , Callable 7/15/54 @ 100 .................................. 1,000 1,050
Energy Transfer LP
6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (d) (f) ...................... 1,000 1,006
4 .15% , 9/15/29 , Callable 6/15/29 @ 100 .................................. 720 714
5 .35% , 5/15/45 , Callable 11/15/44 @ 100 .................................. 1,143 1,048
Enterprise Products Operating LLC , 4 .95% , 2/15/35 , Callable 11/15/34 @ 100 ........... 770 777

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
EOG Resources, Inc. , 5 .35% , 1/15/36 , Callable 10/15/35 @ 100 ..................... $ 1,923 $ 1,975
Evergy Missouri West Storm Funding I LLC , 5 .10% , 12/1/38 ....................... 2,400 2,445
Evergy Missouri West, Inc. , 5 .65% , 6/1/34 , Callable 3/1/34 @ 100 (a) .................. 2,235 2,309
Florida Gas Transmission Co. LLC , 5 .75% , 7/15/35 , Callable 4/15/35 @ 100 (a) .......... 1,626 1,687
Helmerich & Payne, Inc.
2 .90% , 9/29/31 , Callable 6/29/31 @ 100 .................................. 1,000 883
5 .50% , 12/1/34 , Callable 9/1/34 @ 100 (e) ................................. 2,000 1,959
HF Sinclair Corp. , 6 .25% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 2,350 2,456
Hilcorp Energy I LP/Hilcorp Finance Co. , 6 .25% , 11/1/28 , Callable 11/2/25 @ 101.04 (a) .... 1,000 1,002
MPLX LP
4 .25% , 12/1/27 , Callable 9/1/27 @ 100 ................................... 220 220
4 .00% , 3/15/28 , Callable 12/15/27 @ 100 ................................. 220 219
4 .80% , 2/15/29 , Callable 11/15/28 @ 100 .................................. 210 213
5 .40% , 4/1/35 , Callable 1/1/35 @ 100 .................................... 720 726
Murphy Oil USA, Inc.
4 .75% , 9/15/29 , Callable 10/18/25 @ 101.58 ............................... 1,000 986
3 .75% , 2/15/31 , Callable 2/15/26 @ 101.88 (a) .............................. 1,280 1,191
Occidental Petroleum Corp.
6 .45% , 9/15/36 .................................................... 1,645 1,745
4 .40% , 8/15/49 , Callable 2/15/49 @ 100 .................................. 995 738
ONEOK, Inc.
5 .05% , 11/1/34 , Callable 8/1/34 @ 100 ................................... 1,955 1,929
6 .25% , 10/15/55 , Callable 4/15/55 @ 100 ................................. 1,000 1,016
Phillips 66 Co.
4 .95% , 3/15/35 , Callable 12/15/34 @ 100 ................................. 730 723
4 .90% , 10/1/46 , Callable 4/1/46 @ 100 ................................... 1,110 975
Plains All American Pipeline LP , 5 .95% , 6/15/35 , Callable 3/15/35 @ 100 .............. 580 606
Plains All American Pipeline LP/PAA Finance Corp.
3 .55% , 12/15/29 , Callable 9/15/29 @ 100 ................................. 1,611 1,556
5 .60% , 1/15/36 , Callable 10/15/35 @ 100 ................................. 1,960 1,984
4 .70% , 6/15/44 , Callable 12/15/43 @ 100 ................................. 300 255
Rockies Express Pipeline LLC , 4 .95% , 7/15/29 , Callable 4/15/29 @ 100 (a) ............. 1,200 1,190
Tampa Electric Co. , 5 .15% , 3/1/35 , Callable 12/1/34 @ 100 ........................ 1,390 1,409
Targa Resources Corp. , 5 .55% , 8/15/35 , Callable 5/15/35 @ 100 ..................... 1,600 1,632
Western Midstream Operating LP , 4 .05% , 2/1/30 , Callable 11/1/29 @ 100 .............. 760 741
46,659
Financials (5.7%):
200 Park Funding Trust , 5 .74% , 2/15/55 , Callable 8/15/54 @ 100 (a) .................. 1,195 1,214
Ally Financial, Inc. , 7 .10% , 11/15/27 , Callable 10/15/27 @ 100 ...................... 553 582
American Express Co.
4 .99% ( SOFR + 226 bps ) , 5/26/33 , Callable 2/26/32 @ 100 (d) .................... 1,200 1,223
5 .28% ( SOFR + 142 bps ) , 7/26/35 , Callable 7/26/34 @ 100 (d) .................... 2,200 2,271
American National Global Funding , 5 .55% , 1/28/30 (a) ............................ 1,665 1,716
American National Group, Inc. , 6 .00% , 7/15/35 , Callable 4/15/35 @ 100 ............... 2,883 2,945
AmFam Holdings, Inc. , 2 .81% , 3/11/31 , Callable 12/11/30 @ 100 (a) .................. 585 508
Amrize Finance US LLC , 5 .40% , 4/7/35 , Callable 1/7/35 @ 100 (a) ................... 1,247 1,284
Assurant, Inc. , 2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ........................... 1,220 1,071
Athene Holding Ltd. , 4 .13% , 1/12/28 , Callable 10/12/27 @ 100 ...................... 10 10
Bank of America Corp.
4 .38% ( H15T5Y + 276 bps ) , Callable 1/27/27 @ 100 (d) (f) ....................... 1,000 982
1 .66% ( SOFR + 91 bps ) , 3/11/27 , Callable 3/11/26 @ 100 (d) ..................... 500 494
2 .57% ( SOFR + 121 bps ) , 10/20/32 , Callable 10/20/31 @ 100 (d) .................. 4,100 3,676
2 .48% ( H15T5Y + 120 bps ) , 9/21/36 , Callable 9/21/31 @ 100 (d) .................. 1,413 1,227
Blue Owl Credit Income Corp. , 3 .13% , 9/23/26 , Callable 8/23/26 @ 100 ............... 355 350
Blue Owl Finance LLC , 3 .13% , 6/10/31 , Callable 3/10/31 @ 100 ..................... 1,000 910
Blue Owl Technology Finance Corp. , 4 .75% , 12/15/25 , Callable 11/15/25 @ 100 (a) ....... 1,000 999
Brown & Brown, Inc.
4 .20% , 3/17/32 , Callable 12/17/31 @ 100 ................................. 520 502
5 .25% , 6/23/32 , Callable 4/23/32 @ 100 .................................. 1,940 1,991
Capital One Financial Corp.
3 .75% , 7/28/26 , Callable 6/28/26 @ 100 .................................. 260 259
5 .82% ( SOFR + 260 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (d) ...................... 500 524

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Citizens Financial Group, Inc.
2 .50% , 2/6/30 , Callable 11/6/29 @ 100 ................................... $ 720 $ 661
5 .25% ( SOFR + 126 bps ) , 3/5/31 , Callable 3/5/30 @ 100 (d) ...................... 2,500 2,562
Clearinghouse Community Development Financial Institution , 7 .00% , 10/15/30 , Callable
9/15/30 @ 100 (a) ................................................... 1,230 1,284
CNO Global Funding , 4 .95% , 9/9/29 (a) ....................................... 1,628 1,662
Compeer Financial FLCA/Compeer Financial PCA , 3 .38% ( SOFR + 197 bps ) , 6/1/36 , Callable
6/1/31 @ 100 (a) (d) .................................................. 500 303
Equitable Holdings, Inc. , 4 .35% , 4/20/28 , Callable 1/20/28 @ 100 .................... 239 240
Fells Point Funding Trust , 3 .05% , 1/31/27 , Callable 12/31/26 @ 100 (a) ................ 2,960 2,912
Fifth Third Bancorp
3 .95% , 3/14/28 , Callable 2/14/28 @ 100 .................................. 460 458
4 .34% ( SOFR + 166 bps ) , 4/25/33 , Callable 4/25/32 @ 100 (d) .................... 2,000 1,950
First American Financial Corp. , 2 .40% , 8/15/31 , Callable 5/15/31 @ 100 ............... 2,245 1,956
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 2,450 2,528
Fiserv, Inc.
5 .60% , 3/2/33 , Callable 12/2/32 @ 100 ................................... 1,600 1,677
5 .63% , 8/21/33 , Callable 5/21/33 @ 100 .................................. 1,456 1,529
Ford Motor Credit Co. LLC
4 .54% , 8/1/26 , Callable 6/1/26 @ 100 .................................... 1,060 1,059
2 .90% , 2/10/29 , Callable 12/10/28 @ 100 ................................. 750 695
5 .11% , 5/3/29 , Callable 2/3/29 @ 100 .................................... 25 25
6 .13% , 3/8/34 , Callable 12/8/33 @ 100 ................................... 1,260 1,266
Glencore Funding LLC
1 .63% , 4/27/26 , Callable 3/27/26 @ 100 (a) ................................ 700 689
2 .50% , 9/1/30 , Callable 6/1/30 @ 100 (a) .................................. 500 456
2 .85% , 4/27/31 , Callable 1/27/31 @ 100 (a) ................................ 1,050 960
Global Payments, Inc.
2 .90% , 11/15/31 , Callable 8/15/31 @ 100 .................................. 1,500 1,344
5 .40% , 8/15/32 , Callable 5/15/32 @ 100 .................................. 1,000 1,023
Globe Life, Inc. , 5 .85% , 9/15/34 , Callable 6/15/34 @ 100 .......................... 637 669
Guardian Life Global Funding , 1 .40% , 7/6/27 (a) ................................. 760 728
Horizon Mutual Holdings, Inc. , 6 .20% , 11/15/34 , Callable 8/15/34 @ 100 (a) ............ 4,015 3,931
Huntington Bancshares, Inc.
4 .44% ( SOFR + 197 bps ) , 8/4/28 , Callable 8/4/27 @ 100 (d) ...................... 460 462
6 .21% ( SOFR + 202 bps ) , 8/21/29 , Callable 8/21/28 @ 100 (d) .................... 970 1,021
2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (d) .................. 1,000 856
Hyundai Capital America, Inc. , 3 .50% , 11/2/26 , Callable 9/2/26 @ 100 (a) .............. 220 218
ILFC E-Capital Trust I , 6 .27% , 12/21/65 , Callable 11/2/25 @ 100 (a) .................. 500 422
JPMorgan Chase & Co.
2 .52% ( SOFR + 204 bps ) , 4/22/31 , Callable 4/22/30 @ 100 (d) .................... 3,060 2,838
1 .95% ( SOFR + 107 bps ) , 2/4/32 , Callable 2/4/31 @ 100 (d) ...................... 2,085 1,843
5 .29% ( SOFR + 146 bps ) , 7/22/35 , Callable 7/22/34 @ 100 (d) .................... 2,141 2,212
2 .05% , 9/15/35 , Callable 12/15/25 @ 100 , MTN ............................. 1,000 732
KeyBank NA , 3 .90% , 4/13/29 .............................................. 1,505 1,472
KeyCorp
2 .25% , 4/6/27 , MTN ................................................ 320 311
4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (d) ............ 500 499
6 .40% ( SOFRINDX + 242 bps ) , 3/6/35 , Callable 3/6/34 @ 100 (d) ................. 1,200 1,302
Loews Corp. , 3 .20% , 5/15/30 , Callable 2/15/30 @ 100 ............................ 770 736
LPL Holdings, Inc. , 5 .75% , 6/15/35 , Callable 3/15/35 @ 100 ........................ 1,685 1,729
M&T Bank Corp. , 5 .05% ( SOFR + 185 bps ) , 1/27/34 , Callable 1/27/33 @ 100 (d) .......... 1,850 1,855
MassMutual Global Funding II
1 .20% , 7/16/26 (a) .................................................. 860 841
4 .35% , 9/17/31 (a) .................................................. 2,030 2,018
Metropolitan Life Global Funding I , 2 .40% , 1/11/32 (a) ............................ 2,501 2,211
Midwest Connector Capital Co. LLC , 4 .63% , 4/1/29 , Callable 1/1/29 @ 100 (a) ........... 1,000 1,005
Morgan Stanley
2 .51% ( SOFR + 120 bps ) , 10/20/32 , Callable 10/20/31 @ 100 , MTN (d) ............. 3,210 2,862
5 .32% ( SOFR + 156 bps ) , 7/19/35 , Callable 7/19/34 @ 100 (d) .................... 1,310 1,350
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (d) .................... 2,075 1,803

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
New York Life Global Funding
4 .70% , 1/29/29 (a) .................................................. $ 960 $ 978
1 .85% , 8/1/31 (a) ................................................... 1,310 1,141
5 .00% , 1/9/34 (a) ................................................... 810 827
NLG Global Funding , 5 .40% , 1/23/30 (a) ...................................... 2,120 2,198
Pacific Life Global Funding II , 1 .38% , 4/14/26 (a) ................................ 1,960 1,932
Penske Truck Leasing Co. LP/PTL Finance Corp.
1 .70% , 6/15/26 , Callable 5/15/26 @ 100 (a) ................................ 770 756
6 .20% , 6/15/30 , Callable 4/15/30 @ 100 (a) ................................ 470 502
Pricoa Global Funding I , 4 .65% , 8/27/31 (a) .................................... 1,860 1,880
Primerica, Inc. , 2 .80% , 11/19/31 , Callable 8/19/31 @ 100 .......................... 1,470 1,328
Principal Life Global Funding II
1 .25% , 8/16/26 (a) .................................................. 1,960 1,913
5 .10% , 1/25/29 (a) .................................................. 960 985
Protective Life Global Funding
1 .90% , 7/6/28 (a) ................................................... 1,960 1,844
5 .43% , 1/14/32 (a) .................................................. 1,380 1,436
Prudential Financial, Inc.
3 .94% , 12/7/49 , Callable 6/7/49 @ 100 ................................... 895 707
6 .00% ( H15T5Y + 323 bps ) , 9/1/52 , Callable 6/1/32 @ 100 (d) .................... 1,000 1,041
Regions Financial Corp.
5 .72% ( SOFR + 149 bps ) , 6/6/30 , Callable 6/6/29 @ 100 (d) ...................... 2,000 2,084
5 .50% ( SOFR + 206 bps ) , 9/6/35 , Callable 9/6/34 @ 100 (d) ...................... 2,010 2,064
Repsol E&P Capital Markets US LLC , 5 .98% , 9/16/35 , Callable 6/16/35 @ 100 (a) ........ 1,600 1,629
RGA Global Funding , 5 .50% , 1/11/31 (a) ...................................... 1,860 1,941
Santander Holdings USA, Inc.
4 .40% , 7/13/27 , Callable 4/14/27 @ 100 .................................. 480 481
6 .57% ( SOFR + 270 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (d) .................... 850 891
5 .35% ( SOFR + 194 bps ) , 9/6/30 , Callable 9/6/29 @ 100 (d) ...................... 1,855 1,893
Simon Property Group LP
4 .75% , 9/26/34 , Callable 6/26/34 @ 100 .................................. 2,070 2,056
5 .85% , 3/8/53 , Callable 9/8/52 @ 100 .................................... 270 280
Stellantis Finance US, Inc. , 2 .69% , 9/15/31 , Callable 6/15/31 @ 100 (a) ................ 1,410 1,207
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 1,390 1,245
Swepco Storm Recovery Funding LLC , 4 .88% , 9/1/39 ............................ 2,809 2,826
Synovus Bank , 4 .00% ( H15T5Y + 363 bps ) , 10/29/30 , Callable 7/29/30 @ 100 (d) .......... 500 497
Synovus Financial Corp. , 7 .54% ( USISOA05 + 338 bps ) , 2/7/29 (d) .................... 795 831
The Bank of New York Mellon Corp.
3 .75% ( H15T5Y + 263 bps ) , Callable 12/20/26 @ 100 (d) (f) ...................... 1,000 978
3 .99% ( SOFR + 115 bps ) , 6/13/28 , Callable 6/13/27 @ 100 , MTN (d) ............... 460 460
5 .06% ( SOFR + 123 bps ) , 7/22/32 , Callable 7/22/31 @ 100 (d) .................... 900 929
5 .19% ( SOFR + 142 bps ) , 3/14/35 , Callable 3/14/34 @ 100 (d) .................... 960 989
5 .61% ( SOFR + 177 bps ) , 7/21/39 , Callable 7/21/34 @ 100 (d) .................... 500 524
The Charles Schwab Corp. , 5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (d) .... 685 733
The Huntington National Bank , 5 .65% , 1/10/30 , Callable 11/10/29 @ 100 .............. 560 586
The Northwestern Mutual Life Insurance Co. , 6 .17% , 5/29/55 , Callable 11/29/54 @ 100 (a) .. 1,321 1,429
The PNC Financial Services Group, Inc.
2 .55% , 1/22/30 , Callable 10/24/29 @ 100 ................................. 1,535 1,435
4 .63% ( SOFRINDX + 185 bps ) , 6/6/33 , Callable 6/6/32 @ 100 (d) ................. 376 373
5 .94% ( SOFR + 195 bps ) , 8/18/34 , Callable 8/18/33 @ 100 (d) .................... 1,100 1,180
5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @ 100 (d) .................... 832 877
Toyota Motor Credit Corp. , 5 .35% , 1/9/35 ..................................... 2,000 2,090
Truist Bank , 4 .63% ( H15T5Y + 115 bps ) , 9/17/29 , Callable 0 @ – (d) ................... 1,150 1,158
Truist Financial Corp.
4 .95% ( H15T5Y + 461 bps ) , Callable 10/8/25 @ 100 (d) (f) ....................... 2,000 1,997
5 .87% ( SOFR + 236 bps ) , 6/8/34 , Callable 6/8/33 @ 100 , MTN (d) ................. 1,050 1,113
U.S. Bancorp
5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (d) .................... 910 947
2 .49% ( H15T5Y + 95 bps ) , 11/3/36 , Callable 11/3/31 @ 100 (d) ................... 1,850 1,596
146,690
Health Care (1.9%):
AbbVie, Inc. , 4 .25% , 11/21/49 , Callable 5/21/49 @ 100 ........................... 420 355
Adventist Health System West , 4 .74% , 12/1/30 , Callable 9/1/30 @ 100 ................ 1,000 1,000

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Amgen, Inc. , 5 .25% , 3/2/33 , Callable 12/2/32 @ 100 ............................. $ 1,050 $ 1,088
Baxter International, Inc. , 2 .54% , 2/1/32 , Callable 11/1/31 @ 100 .................... 1,470 1,289
Biogen, Inc. , 5 .75% , 5/15/35 , Callable 2/15/35 @ 100 ............................. 1,500 1,572
Bio-Rad Laboratories, Inc. , 3 .30% , 3/15/27 , Callable 2/15/27 @ 100 .................. 1,210 1,193
Boston Medical Center Corp. , 3 .91% , 7/1/28 ................................... 500 489
Bristol-Myers Squibb Co.
3 .90% , 2/20/28 , Callable 11/20/27 @ 100 .................................. 220 220
5 .90% , 11/15/33 , Callable 8/15/33 @ 100 .................................. 1,220 1,327
5 .50% , 2/22/44 , Callable 8/22/43 @ 100 .................................. 1,970 1,991
Centene Corp. , 2 .50% , 3/1/31 , Callable 12/1/30 @ 100 ............................ 1,450 1,250
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 6,392 5,878
Duke University Health System, Inc. , 2 .60% , 6/1/30 .............................. 2,000 1,858
Eastern Maine Healthcare Systems , 3 .71% , 7/1/26 ............................... 100 101
Elevance Health, Inc.
2 .88% , 9/15/29 , Callable 6/15/29 @ 100 .................................. 283 269
2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 720 654
Fresenius Medical Care US Finance III, Inc. , 2 .38% , 2/16/31 , Callable 11/16/30 @ 100 (a) ... 1,020 900
HCA, Inc.
5 .60% , 4/1/34 , Callable 1/1/34 @ 100 .................................... 1,150 1,194
4 .38% , 3/15/42 , Callable 9/15/41 @ 100 .................................. 1,245 1,067
5 .25% , 6/15/49 , Callable 12/15/48 @ 100 ................................. 1,150 1,050
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .45% , 6/15/34 , Callable 3/15/34 @
100 (a) ........................................................... 1,020 1,046
Humana, Inc.
5 .38% , 4/15/31 , Callable 2/15/31 @ 100 .................................. 852 877
5 .55% , 5/1/35 , Callable 2/1/35 @ 100 .................................... 1,316 1,341
Laboratory Corp. of America Holdings , 4 .55% , 4/1/32 , Callable 2/1/32 @ 100 ........... 2,865 2,848
Orlando Health Obligated Group
3 .78% , 10/1/28 , Callable 7/1/28 @ 100 ................................... 500 494
2 .89% , 10/1/35 .................................................... 1,000 867
Revvity, Inc.
2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 1,220 1,091
2 .25% , 9/15/31 , Callable 6/15/31 @ 100 .................................. 460 399
Solventum Corp.
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 .................................... 169 174
5 .45% , 3/13/31 , Callable 1/13/31 @ 100 .................................. 385 402
5 .60% , 3/23/34 , Callable 12/23/33 @ 100 ................................. 385 401
5 .90% , 4/30/54 , Callable 10/30/53 @ 100 ................................. 668 687
Southern Illinois Healthcare Enterprises, Inc. , 3 .97% , 5/15/50 , Callable 11/15/49 @ 100 .... 1,000 741
The Cigna Group
2 .38% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 1,720 1,548
5 .25% , 1/15/36 , Callable 10/15/35 @ 100 ................................. 2,900 2,937
Universal Health Services, Inc.
2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 2,847 2,476
5 .05% , 10/15/34 , Callable 7/15/34 @ 100 ................................. 930 908
Zimmer Biomet Holdings, Inc. , 5 .20% , 9/15/34 , Callable 6/15/34 @ 100 ............... 1,860 1,903
Zoetis, Inc. , 5 .00% , 8/17/35 , Callable 5/17/35 @ 100 ............................. 1,851 1,868
47,753
Industrials (2.4%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 1,500 1,349
Air Lease Corp. , 2 .88% , 1/15/32 , Callable 10/15/31 @ 100 ......................... 960 859
American Airlines Pass Through Trust
3 .70% , 10/1/26 .................................................... 253 251
3 .58% , 1/15/28 .................................................... 2,288 2,237
3 .85% , 2/15/28 .................................................... 237 227
3 .60% , 10/15/29 .................................................... 311 293
Aon North America, Inc. , 5 .45% , 3/1/34 , Callable 12/1/33 @ 100 .................... 745 776
Ashtead Capital, Inc.
4 .25% , 11/1/29 , Callable 10/13/25 @ 102.13 (a) ............................. 1,548 1,528
2 .45% , 8/12/31 , Callable 5/12/31 @ 100 (a) ................................ 717 636
5 .95% , 10/15/33 , Callable 7/15/33 @ 100 (a) ............................... 1,550 1,639

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
British Airways Pass Through Trust
3 .35% , 6/15/29 (a) .................................................. $ 399 $ 384
3 .80% , 9/20/31 (a) .................................................. 545 534
Carlisle Cos., Inc.
2 .75% , 3/1/30 , Callable 12/1/29 @ 100 ................................... 720 674
5 .55% , 9/15/40 , Callable 6/15/40 @ 100 .................................. 369 374
Carrier Global Corp. , 3 .38% , 4/5/40 , Callable 10/5/39 @ 100 ....................... 280 226
Columbia Pipelines Operating Co. LLC , 5 .44% , 2/15/35 , Callable 11/15/34 @ 100 (a) ...... 1,155 1,177
Cummins, Inc. , 4 .90% , 2/20/29 , Callable 1/20/29 @ 100 ........................... 1,500 1,542
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (a) ......................... 1,250 1,257
FedEx Corp. , 4 .05% , 2/15/48 , Callable 8/15/47 @ 100 (a) .......................... 760 580
Fluor Corp. , 4 .25% , 9/15/28 , Callable 6/15/28 @ 100 ............................. 700 693
GXO Logistics, Inc.
2 .65% , 7/15/31 , Callable 4/15/31 @ 100 .................................. 3,000 2,674
6 .50% , 5/6/34 , Callable 2/6/34 @ 100 .................................... 1,367 1,468
Hawaiian Airlines Pass Through Certificates , 3 .90% , 1/15/26 ........................ 64 63
Hubbell, Inc. , 2 .30% , 3/15/31 , Callable 12/15/30 @ 100 ........................... 1,220 1,097
Huntington Ingalls Industries, Inc. , 2 .04% , 8/16/28 , Callable 6/16/28 @ 100 ............. 1,220 1,147
JetBlue Pass Through Trust , 2 .95% , 5/15/28 .................................... 182 165
Kennametal, Inc. , 4 .63% , 6/15/28 , Callable 3/15/28 @ 100 ......................... 778 784
Leidos, Inc.
2 .30% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 1,500 1,338
5 .75% , 3/15/33 , Callable 12/15/32 @ 100 ................................. 2,400 2,535
5 .50% , 3/15/35 , Callable 12/15/34 @ 100 ................................. 890 922
Northwestern Mutual Global Funding
4 .71% , 1/10/29 (a) .................................................. 2,510 2,555
4 .96% , 1/13/30 (a) .................................................. 1,680 1,723
Otis Worldwide Corp.
5 .13% , 9/4/35 , Callable 6/4/35 @ 100 .................................... 2,279 2,306
3 .11% , 2/15/40 , Callable 8/15/39 @ 100 .................................. 455 355
Quanta Services, Inc. , 2 .90% , 10/1/30 , Callable 7/1/30 @ 100 ....................... 600 560
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 2,000 2,146
Ryder System, Inc.
2 .85% , 3/1/27 , Callable 2/1/27 @ 100 , MTN ............................... 2,145 2,107
5 .38% , 3/15/29 , Callable 2/15/29 @ 100 , MTN ............................. 1,100 1,140
Spirit Airlines Pass Through Trust , 3 .38% , 2/15/30 ............................... 819 765
The Boeing Co.
3 .63% , 2/1/31 , Callable 11/1/30 @ 100 ................................... 2,875 2,753
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 1,700 1,699
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 3,150 3,017
Ul Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 ........................ 2,000 2,103
United Airlines Pass Through Trust
4 .88% , 7/15/27 .................................................... 96 96
3 .70% , 3/1/30 ..................................................... 325 306
5 .45% , 8/15/38 .................................................... 2,366 2,426
United Airlines, Inc. , 4 .63% , 4/15/29 , Callable 10/15/28 @ 100 (a) .................... 1,265 1,246
Verisk Analytics, Inc. , 5 .25% , 6/5/34 , Callable 3/5/34 @ 100 ........................ 1,450 1,495
Waste Management, Inc. , 5 .35% , 10/15/54 , Callable 4/15/54 @ 100 ................... 1,616 1,592
Weir Group, Inc. , 5 .35% , 5/6/30 , Callable 4/6/30 @ 100 (a) ......................... 1,335 1,373
61,192
Information Technology (1.0%):
Amphenol Corp.
4 .35% , 6/1/29 , Callable 3/1/29 @ 100 .................................... 220 222
2 .20% , 9/15/31 , Callable 6/15/31 @ 100 .................................. 1,220 1,082
Broadcom, Inc.
2 .45% , 2/15/31 , Callable 11/15/30 @ 100 (a) ................................ 1,425 1,296
3 .42% , 4/15/33 , Callable 1/15/33 @ 100 (a) ................................ 2,000 1,849
3 .47% , 4/15/34 , Callable 1/15/34 @ 100 (a) ................................ 500 456
Dell International LLC/EMC Corp.
4 .85% , 2/1/35 , Callable 11/1/34 @ 100 ................................... 345 340
5 .10% , 2/15/36 , Callable 11/15/35 @ 100 .................................. 1,304 1,297
3 .38% , 12/15/41 , Callable 6/15/41 @ 100 ................................. 1,250 959
Hewlett Packard Enterprise Co. , 5 .00% , 10/15/34 , Callable 7/15/34 @ 100 .............. 960 952

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
HP, Inc. , 2 .65% , 6/17/31 , Callable 3/17/31 @ 100 ................................ $ 1,510 $ 1,362
Jabil, Inc. , 3 .00% , 1/15/31 , Callable 10/15/30 @ 100 .............................. 1,474 1,359
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 960 965
Marvell Technology, Inc. , 2 .45% , 4/15/28 , Callable 2/15/28 @ 100 ................... 1,050 1,006
Microsoft Corp. , 2 .53% , 6/1/50 , Callable 12/1/49 @ 100 ........................... 615 389
Motorola Solutions, Inc.
2 .75% , 5/24/31 , Callable 2/24/31 @ 100 .................................. 720 657
5 .60% , 6/1/32 , Callable 3/1/32 @ 100 .................................... 520 547
Oracle Corp.
2 .95% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 1,000 942
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 2,100 1,870
5 .38% , 7/15/40 .................................................... 2,202 2,159
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 1,000 704
Synopsys, Inc. , 5 .15% , 4/1/35 , Callable 1/1/35 @ 100 ............................. 1,000 1,016
TSMC Arizona Corp. , 2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ..................... 3,700 3,358
Workday, Inc. , 3 .70% , 4/1/29 , Callable 2/1/29 @ 100 ............................. 1,500 1,478
26,265
Materials (1.1%):
Amcor Flexibles North America, Inc. , 5 .50% , 3/17/35 , Callable 12/17/34 @ 100 (e) ........ 1,000 1,030
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 672 624
Avery Dennison Corp. , 2 .25% , 2/15/32 , Callable 11/15/31 @ 100 .................... 1,445 1,251
Ball Corp. , 3 .13% , 9/15/31 , Callable 6/15/31 @ 100 (e) ............................ 1,000 908
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (a) ................... 1,500 1,504
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP , 4 .75% , 5/15/30 ,
Callable 4/15/30 @ 100 (a) ............................................ 1,970 2,004
Colonial Enterprises, Inc. , 3 .25% , 5/15/30 , Callable 2/15/30 @ 100 (a) ................. 875 814
Ecolab, Inc. , 5 .00% , 9/1/35 , Callable 6/1/35 @ 100 ............................... 1,677 1,711
Freeport-McMoRan, Inc. , 4 .38% , 8/1/28 , Callable 11/2/25 @ 100.73 .................. 1,000 998
Huntsman International LLC , 5 .70% , 10/15/34 , Callable 7/15/34 @ 100 ................ 2,100 1,919
LYB International Finance III LLC , 3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ............. 3,760 2,778
Martin Marietta Materials, Inc.
2 .40% , 7/15/31 , Callable 4/15/31 @ 100 .................................. 500 448
5 .50% , 12/1/54 , Callable 6/1/54 @ 100 ................................... 800 794
NewMarket Corp. , 2 .70% , 3/18/31 , Callable 12/18/30 @ 100 ........................ 1,000 908
Packaging Corp. of America
5 .20% , 8/15/35 , Callable 5/15/35 @ 100 .................................. 1,009 1,028
3 .05% , 10/1/51 , Callable 4/1/51 @ 100 ................................... 2,268 1,482
Sonoco Products Co. , 5 .00% , 9/1/34 , Callable 6/1/34 @ 100 ........................ 2,000 1,979
Syensqo Finance America LLC , 5 .85% , 6/4/34 , Callable 3/4/34 @ 100 (a) ............... 1,000 1,045
The Dow Chemical Co. , 5 .65% , 3/15/36 , Callable 12/15/35 @ 100 (e) .................. 2,915 2,928
WRKCo, Inc. , 3 .00% , 6/15/33 , Callable 3/15/33 @ 100 ............................ 1,150 1,022
27,175
Real Estate (1.0%):
Alexandria Real Estate Equities, Inc.
2 .00% , 5/18/32 , Callable 2/18/32 @ 100 .................................. 3,200 2,707
5 .50% , 10/1/35 , Callable 7/1/35 @ 100 ................................... 2,062 2,119
AvalonBay Communities, Inc.
3 .20% , 1/15/28 , Callable 10/15/27 @ 100 , MTN ............................. 1,050 1,031
2 .45% , 1/15/31 , Callable 10/17/30 @ 100 , MTN ............................. 1,770 1,609
5 .35% , 6/1/34 , Callable 3/1/34 @ 100 .................................... 845 879
Boston Properties LP , 2 .55% , 4/1/32 , Callable 1/1/32 @ 100 ........................ 1,320 1,142
CBRE Services, Inc.
2 .50% , 4/1/31 , Callable 1/1/31 @ 100 .................................... 1,220 1,103
5 .50% , 6/15/35 , Callable 3/15/35 @ 100 .................................. 1,604 1,651
CoStar Group, Inc. , 2 .80% , 7/15/30 , Callable 4/15/30 @ 100 (a) ...................... 1,000 915
DOC DR LLC , 2 .63% , 11/1/31 , Callable 8/1/31 @ 100 ............................ 1,245 1,110
Essex Portfolio LP , 1 .70% , 3/1/28 , Callable 1/1/28 @ 100 .......................... 670 632
GLP Capital LP/GLP Financing II, Inc.
3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 933 838
5 .63% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 1,020 1,032

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Host Hotels & Resorts LP
3 .38% , 12/15/29 , Callable 9/15/29 @ 100 ................................. $ 370 $ 352
3 .50% , 9/15/30 , Callable 6/15/30 @ 100 .................................. 937 880
Kilroy Realty LP , 6 .25% , 1/15/36 , Callable 10/15/35 @ 100 ........................ 1,010 1,046
Phillips Edison Grocery Center Operating Partnership LP , 4 .95% , 1/15/35 , Callable 10/15/34 @
100 ............................................................. 1,505 1,482
SBA Tower Trust
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 1,158 1,189
4 .83% , 10/15/29 , Callable 10/15/27 @ 100 (a) ............................... 2,920 2,939
VICI Properties LP , 5 .63% , 4/1/35 , Callable 1/1/35 @ 100 .......................... 1,500 1,535
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 11/2/25 @ 102.06 (a) ..... 1,000 967
27,158
Utilities (2.5%):
AEP Texas, Inc.
5 .70% , 5/15/34 , Callable 2/15/34 @ 100 (e) ................................ 1,545 1,608
3 .45% , 1/15/50 , Callable 7/15/49 @ 100 .................................. 670 466
5 .85% , 10/15/55 , Callable 4/15/55 @ 100 ................................. 1,000 998
Alabama Power Co. , 3 .13% , 7/15/51 , Callable 1/15/51 @ 100 ....................... 1,703 1,156
Ameren Corp. , 3 .50% , 1/15/31 , Callable 10/15/30 @ 100 .......................... 770 735
Appalachian Power Co. , 2 .70% , 4/1/31 , Callable 1/1/31 @ 100 ...................... 220 200
Arizona Public Service Co. , 5 .70% , 8/15/34 , Callable 5/15/34 @ 100 .................. 1,770 1,855
Black Hills Corp. , 6 .00% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 1,870 1,991
CenterPoint Energy, Inc. , 2 .65% , 6/1/31 , Callable 3/1/31 @ 100 ...................... 1,500 1,358
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (d) ......... 1,100 1,072
Commonwealth Edison Co. , 5 .30% , 6/1/34 , Callable 3/1/34 @ 100 ................... 1,884 1,966
DTE Electric Co.
2 .25% , 3/1/30 , Callable 12/1/29 @ 100 ................................... 1,000 922
3 .00% , 3/1/32 , Callable 12/1/31 @ 100 ................................... 960 888
3 .65% , 3/1/52 , Callable 9/1/51 @ 100 .................................... 310 232
DTE Energy Co.
5 .85% , 6/1/34 , Callable 3/1/34 @ 100 .................................... 482 513
5 .05% , 10/1/35 , Callable 7/1/35 @ 100 ................................... 1,000 994
Duke Energy Carolinas LLC , 2 .85% , 3/15/32 , Callable 12/15/31 @ 100 ................ 1,200 1,094
Duke Energy Corp.
4 .50% , 8/15/32 , Callable 5/15/32 @ 100 .................................. 2,855 2,838
5 .45% , 6/15/34 , Callable 3/15/34 @ 100 .................................. 920 957
4 .95% , 9/15/35 , Callable 6/15/35 @ 100 .................................. 915 909
Duquesne Light Holdings, Inc.
2 .53% , 10/1/30 , Callable 7/1/30 @ 100 (a) ................................. 1,570 1,405
2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (a) ................................. 720 638
Entergy Arkansas LLC , 5 .45% , 6/1/34 , Callable 3/1/34 @ 100 ....................... 895 936
Entergy Corp. , 1 .90% , 6/15/28 , Callable 4/15/28 @ 100 ........................... 1,720 1,621
Entergy Louisiana LLC
4 .00% , 3/15/33 , Callable 12/15/32 @ 100 ................................. 960 922
5 .15% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 1,888 1,929
5 .70% , 3/15/54 , Callable 9/15/53 @ 100 .................................. 500 505
5 .80% , 3/15/55 , Callable 9/15/54 @ 100 .................................. 1,600 1,641
Evergy Kansas Central, Inc. , 5 .25% , 3/15/35 , Callable 12/15/34 @ 100 ................ 2,360 2,403
IPALCO Enterprises, Inc. , 4 .25% , 5/1/30 , Callable 2/1/30 @ 100 ..................... 785 768
ITC Holdings Corp. , 4 .95% , 9/22/27 , Callable 8/22/27 @ 100 (a) ..................... 720 729
MidAmerican Energy Co. , 2 .70% , 8/1/52 , Callable 2/1/52 @ 100 ..................... 25 16
NextEra Energy Capital Holdings, Inc. , 2 .44% , 1/15/32 , Callable 10/15/31 @ 100 ......... 1,780 1,573
Niagara Mohawk Power Corp. , 5 .29% , 1/17/34 , Callable 10/17/33 @ 100 (a) ............. 1,020 1,039
Northern States Power Co. , 5 .65% , 6/15/54 , Callable 12/15/53 @ 100 ................. 1,415 1,457
Oglethorpe Power Corp.
4 .20% , 12/1/42 .................................................... 950 773
4 .50% , 4/1/47 , Callable 10/1/46 @ 100 ................................... 1,449 1,225
Oncor Electric Delivery Co. LLC
5 .35% , 4/1/35 , Callable 1/1/35 @ 100 (a) .................................. 1,460 1,511
2 .70% , 11/15/51 , Callable 5/15/51 @ 100 .................................. 1,575 964
Piedmont Natural Gas Co., Inc. , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 ............... 1,175 1,221
Pinnacle West Capital Corp. , 5 .15% , 5/15/30 , Callable 4/15/30 @ 100 ................. 890 916
Potomac Electric Power Co. , 5 .50% , 3/15/54 , Callable 9/15/53 @ 100 ................. 1,615 1,601

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Public Service Co. of Colorado , 1 .88% , 6/15/31 , Callable 12/15/30 @ 100 .............. $ 2,100 $ 1,837
Public Service Co. of Oklahoma , 5 .45% , 1/15/36 , Callable 10/15/35 @ 100 ............. 1,435 1,466
Public Service Electric and Gas Co. , 1 .90% , 8/15/31 , Callable 5/15/31 @ 100 , MTN ....... 2,075 1,820
Rayburn Country Securitization LLC , 2 .31% , 12/1/30 (a) ........................... 338 320
Southern Co. Gas Capital Corp. , 1 .75% , 1/15/31 , Callable 10/15/30 @ 100 .............. 145 127
Southwestern Electric Power Co. , 3 .25% , 11/1/51 , Callable 5/1/51 @ 100 ............... 470 314
The AES Corp. , 5 .80% , 3/15/32 , Callable 1/15/32 @ 100 .......................... 2,000 2,067
The Southern Co.
5 .70% , 3/15/34 , Callable 9/15/33 @ 100 .................................. 2,880 3,044
4 .00% ( H15T5Y + 373 bps ) , 1/15/51 , Callable 10/15/25 @ 100 (d) ................. 1,525 1,519
Union Electric Co. , 5 .20% , 4/1/34 , Callable 1/1/34 @ 100 .......................... 1,500 1,545
Vistra Operations Co. LLC , 4 .30% , 7/15/29 , Callable 4/15/29 @ 100 (a) ................ 550 546
Wisconsin Electric Power Co. , 4 .60% , 10/1/34 , Callable 7/1/34 @ 100 ................. 385 383
Wisconsin Public Service Corp. , 2 .85% , 12/1/51 , Callable 6/1/51 @ 100 ............... 460 292
Xcel Energy, Inc. , 2 .35% , 11/15/31 , Callable 5/15/31 @ 100 ........................ 500 440
64,265
Total Corporate Bonds (Cost $529,741)
a
a
a
521,078
Yankee Dollars (4.5%)
Communication Services (0.1%):
Rogers Communications, Inc. , 3 .80% , 3/15/32 , Callable 12/15/31 @ 100 ............... 2,050 1,935
Consumer Discretionary (0.1%):
Brightstar Lottery PLC , 5 .25% , 1/15/29 , Callable 11/2/25 @ 101.31 (a) ................. 1,000 995
Gildan Activewear, Inc. , 5 .40% , 10/7/35 , Callable 7/7/35 @ 100 (a) ................... 984 984
Nemak SAB de CV , 3 .63% , 6/28/31 , Callable 3/28/31 @ 100 (a) ..................... 1,000 867
2,846
Consumer Staples (0.4%):
Alimentation Couche-Tard, Inc. , 2 .95% , 1/25/30 , Callable 10/25/29 @ 100 (a) ............ 387 365
Bacardi Ltd. , 2 .75% , 7/15/26 , Callable 4/15/26 @ 100 (a) ........................... 220 217
Bacardi Ltd./Bacardi-Martini BV , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 (a) ............ 675 683
Bacardi-Martini BV , 6 .00% , 2/1/35 , Callable 11/1/34 @ 100 (a) ...................... 2,020 2,105
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (a) ...................... 2,000 1,725
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL , 6 .75% , 3/15/34 ,
Callable 12/15/33 @ 100 ............................................. 2,518 2,784
JDE Peet's NV , 2 .25% , 9/24/31 , Callable 6/24/31 @ 100 (a) ......................... 3,000 2,601
10,480
Energy (0.4%):
Aker BP ASA , 4 .00% , 1/15/31 , Callable 10/15/30 @ 100 (a) ........................ 470 453
Canadian Natural Resources Ltd.
5 .40% , 12/15/34 , Callable 9/15/34 @ 100 (a) ............................... 1,930 1,967
4 .95% , 6/1/47 , Callable 12/1/46 @ 100 , MTN .............................. 25 22
Enbridge, Inc. , 5 .63% , 4/5/34 , Callable 1/5/34 @ 100 ............................. 1,635 1,707
Harbour Energy PLC , 6 .33% , 4/1/35 , Callable 1/1/35 @ 100 (a) ...................... 2,800 2,872
Shell International Finance BV , 2 .88% , 11/26/41 , Callable 5/26/41 @ 100 .............. 10 8
Smurfit Westrock Financing DAC , 5 .42% , 1/15/35 , Callable 10/15/34 @ 100 ............ 1,000 1,032
Var Energi ASA , 8 .00% , 11/15/32 , Callable 8/15/32 @ 100 (a) ....................... 1,150 1,337
9,398
Financials (2.0%):
ABN AMRO Bank NV , 4 .80% , 4/18/26 (a) ..................................... 260 260
AerCap Ireland Capital DAC/AerCap Global Aviation Trust , 4 .95% , 9/10/34 , Callable 6/10/34
@ 100 ........................................................... 1,455 1,449
Amcor Group Finance PLC , 5 .45% , 5/23/29 , Callable 4/23/29 @ 100 .................. 485 501
Ascot Group Ltd.
4 .25% , 12/15/30 , Callable 12/15/25 @ 100 (a) ............................... 1,930 1,759
6 .35% ( H15T5Y + 238 bps ) , 6/15/35 , Callable 3/15/30 @ 100 (a) (d) ................ 875 905
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 5 .62% ,
12/10/29 , Callable 11/10/29 @ 100 (a) .................................... 806 836
Banco Santander SA , 6 .92% , 8/8/33 ......................................... 750 834
Bank of Montreal , 3 .09% ( H15T5Y + 140 bps ) , 1/10/37 , Callable 1/10/32 @ 100 (d) ........ 1,575 1,403

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Barclays PLC
2 .28% ( H15T1Y + 105 bps ) , 11/24/27 , Callable 11/24/26 @ 100 (d) ................ $ 960 $ 939
2 .89% ( H15T1Y + 130 bps ) , 11/24/32 , Callable 11/24/31 @ 100 (d) ................ 715 644
7 .44% ( H15T1Y + 350 bps ) , 11/2/33 , Callable 11/2/32 @ 100 (d) .................. 1,000 1,147
5 .34% ( SOFR + 191 bps ) , 9/10/35 , Callable 9/10/34 @ 100 (d) .................... 1,050 1,066
BP Capital Markets PLC , 4 .88% ( H15T5Y + 440 bps ) , Callable 3/22/30 @ 100 (d) (f) ........ 750 748
BPCE SA
5 .75% ( SOFR + 287 bps ) , 7/19/33 , Callable 7/19/32 @ 100 (a) (d) .................. 900 937
6 .51% ( SOFR + 279 bps ) , 1/18/35 , Callable 1/18/34 @ 100 (a) (d) .................. 2,000 2,124
Brookfield Finance, Inc. , 2 .72% , 4/15/31 , Callable 1/15/31 @ 100 .................... 760 694
Canadian Imperial Bank of Commerce , 6 .09% , 10/3/33 , Callable 7/3/33 @ 100 ........... 830 903
Cooperatieve Rabobank UA , 1 .11% ( H15T1Y + 55 bps ) , 2/24/27 , Callable 2/24/26 @ 100 (a) (d) 1,960 1,935
Credit Agricole SA , 6 .25% ( SOFR + 267 bps ) , 1/10/35 , Callable 1/10/34 @ 100 (a) (d) ....... 400 422
Deutsche Bank AG
3 .74% ( SOFR + 226 bps ) , 1/7/33 , Callable 10/7/31 @ 100 (d) ..................... 3,750 3,458
5 .40% ( SOFR + 205 bps ) , 9/11/35 , Callable 9/11/34 @ 100 (d) (e) .................. 1,060 1,080
Federation des Caisses Desjardins du Quebec , 4 .55% , 8/23/27 (a) ..................... 1,920 1,940
HSBC Holdings PLC
2 .21% ( SOFR + 129 bps ) , 8/17/29 , Callable 8/17/28 @ 100 (d) .................... 1,010 953
8 .11% ( SOFR + 425 bps ) , 11/3/33 , Callable 11/3/32 @ 100 (d) .................... 1,050 1,232
Imperial Brands Finance PLC , 3 .88% , 7/26/29 , Callable 4/26/29 @ 100 (a) .............. 670 658
ING Groep NV , 2 .73% ( SOFR + 132 bps ) , 4/1/32 , Callable 4/1/31 @ 100 (d) .............. 1,560 1,427
Lloyds Banking Group PLC
1 .63% ( H15T1Y + 85 bps ) , 5/11/27 , Callable 5/11/26 @ 100 (d) ................... 1,000 984
3 .57% ( US0003M + 121 bps ) , 11/7/28 , Callable 11/7/27 @ 100 (d) (g) ............... 210 207
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (d) ................. 606 706
Macquarie Group Ltd. , 4 .10% ( SOFR + 213 bps ) , 6/21/28 , Callable 6/21/27 @ 100 (a) (d) ..... 560 558
Mitsubishi UFJ Financial Group, Inc.
5 .02% ( H15T1Y + 195 bps ) , 7/20/28 , Callable 7/20/27 @ 100 (d) .................. 1,460 1,482
5 .62% ( H15T1Y + 127 bps ) , 4/24/36 , Callable 4/24/35 @ 100 (d) .................. 895 939
Mizuho Financial Group, Inc. , 2 .17% ( H15T1Y + 87 bps ) , 5/22/32 , Callable 5/22/31 @ 100 (d) . 320 282
Nationwide Building Society
4 .30% ( US0003M + 145 bps ) , 3/8/29 , Callable 3/8/28 @ 100 (a) (d) (g) ............... 905 904
3 .96% ( US0003M + 186 bps ) , 7/18/30 , Callable 7/18/29 @ 100 (a) (d) (g) ............. 385 379
NatWest Group PLC , 4 .45% ( US0003M + 187 bps ) , 5/8/30 , Callable 5/8/29 @ 100 (d) (g) ..... 1,260 1,262
RenaissanceRe Holdings Ltd. , 5 .80% , 4/1/35 , Callable 1/1/35 @ 100 .................. 1,774 1,860
Santander UK Group Holdings PLC , 2 .90% ( SOFR + 148 bps ) , 3/15/32 , Callable 3/15/31 @
100 (d) ........................................................... 2,365 2,161
Societe Generale SA
1 .49% ( H15T1Y + 110 bps ) , 12/14/26 , Callable 12/14/25 @ 100 (a) (d) .............. 460 457
6 .22% ( H15T1Y + 320 bps ) , 6/15/33 , Callable 6/15/32 @ 100 (a) (d) (e) .............. 1,000 1,054
Standard Chartered PLC , 4 .87% ( USISOA05 + 197 bps ) , 3/15/33 , Callable 3/15/28 @ 100 (a) (d) 300 301
Sumitomo Mitsui Trust Bank Ltd. , 5 .05% , 3/13/35 (a) ............................. 1,370 1,388
The Bank of Nova Scotia
4 .50% , 12/16/25 .................................................... 260 260
1 .30% , 9/15/26 .................................................... 770 751
2 .45% , 2/2/32 ..................................................... 160 142
The Toronto-Dominion Bank
2 .00% , 9/10/31 (e) .................................................. 1,020 905
5 .15% ( H15T5Y + 150 bps ) , 9/10/34 , Callable 9/10/29 @ 100 (d) .................. 1,200 1,218
UBS Group AG
1 .31% ( SOFRINDX + 98 bps ) , 2/2/27 , Callable 2/2/26 @ 100 (a) (d) ................ 1,000 990
4 .28% , 1/9/28 , Callable 1/9/27 @ 100 (a) .................................. 470 470
5 .01% ( SOFR + 134 bps ) , 3/23/37 , Callable 3/23/36 @ 100 (a) (d) .................. 814 808
Westpac Banking Corp. , 4 .32% ( USISOA05 + 224 bps ) , 11/23/31 , Callable 11/23/26 @ 100 (d) 1,000 997
51,719
Health Care (0.5%):
Olympus Corp. , 2 .14% , 12/8/26 , Callable 11/8/26 @ 100 (a) ........................ 758 739
Royalty Pharma PLC
5 .40% , 9/2/34 , Callable 6/2/34 @ 100 .................................... 1,650 1,685
3 .30% , 9/2/40 , Callable 3/2/40 @ 100 .................................... 2,700 2,073
3 .55% , 9/2/50 , Callable 3/2/50 @ 100 .................................... 870 611

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VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Smith & Nephew PLC
2 .03% , 10/14/30 , Callable 7/14/30 @ 100 ................................. $ 2,650 $ 2,371
5 .40% , 3/20/34 , Callable 12/20/33 @ 100 ................................. 2,000 2,064
STERIS Irish FinCo Unlimited Co. , 2 .70% , 3/15/31 , Callable 12/15/30 @ 100 ........... 1,970 1,794
Takeda Pharmaceutical Co. Ltd. , 5 .65% , 7/5/54 , Callable 1/5/54 @ 100 ................ 1,850 1,848
13,185
Industrials (0.4%):
Aircastle Ltd. , 6 .50% , 7/18/28 , Callable 6/18/28 @ 100 (a) .......................... 820 861
BAE Systems PLC , 3 .40% , 4/15/30 , Callable 1/15/30 @ 100 (a) ...................... 470 453
Ferguson Finance PLC
3 .25% , 6/2/30 , Callable 3/2/30 @ 100 (a) .................................. 1,000 949
4 .65% , 4/20/32 , Callable 1/20/32 @ 100 (a) ................................ 480 476
LG Energy Solution Ltd. , 5 .50% , 7/2/34 (a) (e) ................................... 2,060 2,081
nVent Finance SARL , 5 .65% , 5/15/33 , Callable 2/15/33 @ 100 ...................... 1,500 1,566
Pentair Finance SARL , 5 .90% , 7/15/32 , Callable 4/15/32 @ 100 ..................... 1,100 1,167
Port of Newcastle Investments Financing Pty Ltd. , 5 .90% , 11/24/31 , Callable 8/24/31 @ 100 (a) 1,000 1,032
Rolls-Royce PLC , 3 .63% , 10/14/25 (a) ........................................ 275 275
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 1,400 1,457
10,317
Information Technology (0.2%):
Kioxia Holdings Corp. , 6 .63% , 7/24/33 , Callable 7/24/28 @ 103.31 (a) ................. 2,000 2,051
NXP BV/NXP Funding LLC/NXP USA, Inc. , 2 .65% , 2/15/32 , Callable 11/15/31 @ 100 .... 1,500 1,334
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 1,036 1,078
4,463
Materials (0.3%):
CCL Industries, Inc. , 3 .05% , 6/1/30 , Callable 3/1/30 @ 100 (a) ....................... 2,700 2,538
Minera Mexico SA de CV , 5 .63% , 2/12/32 , Callable 12/12/31 @ 100 (a) ................ 3,050 3,149
Rio Tinto Finance USA PLC , 5 .25% , 3/14/35 , Callable 12/14/34 @ 100 ................ 1,000 1,031
6,718
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 3,193 2,845
Utilities (0.0%):(h)
Enel Finance International NV , 2 .13% , 7/12/28 , Callable 5/12/28 @ 100 (a) .............. 1,585 1,497
Total Yankee Dollars (Cost $115,055)
a
a
a
115,403
Municipal Bonds (1.2%)
Arizona (0.0%):(h)
Arizona Board of Regents Revenue , Series A , 1 .82% , 6/1/30 ........................ 1,000 904
California (0.1%):
California Statewide Communities Development Authority Revenue , 1 .73% , 4/1/27 ....... 1,000 960
City of El Cajon Revenue
Series A , 1 .70% , 4/1/27 .............................................. 620 600
Series A , 1 .90% , 4/1/28 .............................................. 500 476
2,036
Connecticut (0.0%):(h)
State of Connecticut, GO , Series A , 3 .43% , 4/15/28 .............................. 500 496
District of Columbia (0.1%):
District of Columbia Revenue , Series B , 5 .75% , 4/1/35 , Continuously Callable @ 100 ...... 3,500 3,713
Florida (0.1%):
Florida Development Finance Corp. Revenue , Series B , 3 .22% , 2/1/32 , Continuously Callable
@ 100 ........................................................... 1,020 934
Hillsborough County IDA Revenue , 3 .58% , 8/1/35 , Continuously Callable @ 100 ......... 1,500 1,301
2,235
Illinois (0.1%):
City of Kankakee, GO (INS - Build America Mutual Assurance Co.)
5 .02% , 12/1/32 .................................................... 1,000 1,026

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VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
5 .12% , 12/1/33 .................................................... $ 1,000 $ 1,029
2,055
Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A , 4 .28% , 2/1/36 .............................................. 2,000 1,973
Series A , 4 .48% , 8/1/39 .............................................. 2,760 2,677
4,650
Michigan (0.0%):(h)
Michigan Finance Authority Revenue , 2 .47% , 12/1/25 ............................ 1,000 998
New Jersey (0.1%):
New Jersey Economic Development Authority Revenue , Series NNN , 3 .47% , 6/15/27 ...... 1,000 992
New Jersey Health Care Facilities Financing Authority Revenue , Series A , 3 .36% , 7/1/40 ... 1,000 847
South Jersey Transportation Authority Revenue , Series B , 2 .38% , 11/1/27 ............... 900 871
2,710
Pennsylvania (0.1%):
Public Parking Authority of Pittsburgh Revenue , 2 .33% , 12/1/29 ..................... 895 833
State Public School Building Authority Revenue , 3 .15% , 4/1/30 ...................... 1,290 1,242
2,075
Texas (0.3%):
City of San Antonio, GO , 1 .76% , 2/1/31 , Continuously Callable @ 100 ................ 630 559
County of Bexar Revenue , 2 .28% , 8/15/32 , Continuously Callable @ 100 ............... 1,070 929
Harris County Cultural Education Facilities Finance Corp. Revenue , 3 .34% , 11/15/37 ...... 2,000 1,745
San Antonio Education Facilities Corp. Revenue , 2 .50% , 4/1/29 ...................... 1,270 1,155
Tarrant County Cultural Education Facilities Finance Corp. Revenue
1 .63% , 9/1/26 ..................................................... 525 514
1 .82% , 9/1/27 ..................................................... 700 672
Texas Water Development Board Revenue , Series B , 4 .92% , 10/15/44 , Continuously Callable
@ 100 ........................................................... 2,250 2,198
Uptown Development Authority Tax Allocation
Series B , 2 .58% , 9/1/31 .............................................. 270 242
Series B , 2 .78% , 9/1/33 , Continuously Callable @ 100 ........................ 500 432
8,446
Virginia (0.1%):
Virginia Housing Development Authority Revenue
Series J , 1 .97% , 11/1/28 .............................................. 225 210
Series J , 2 .27% , 11/1/31 , Continuously Callable @ 100 ........................ 225 197
Series J , 2 .42% , 11/1/32 , Continuously Callable @ 100 ........................ 275 238
Series J , 2 .47% , 11/1/33 , Continuously Callable @ 100 ........................ 270 229
Series J , 2 .52% , 11/1/34 , Continuously Callable @ 100 ........................ 250 208
Series J , 2 .57% , 11/1/35 , Continuously Callable @ 100 ........................ 300 245
1,327
Total Municipal Bonds (Cost $33,116)
a
a
a
31,645
U.S. Government Agency Mortgages (13.0%)
Federal Farm Credit Banks Funding Corporation
4 .58% , 4/2/29 ..................................................... 1,340 1,339
5 .14% , 10/30/34 .................................................... 4,000 3,957
2 .55% , 12/21/34 .................................................... 3,000 2,538
2 .20% , 9/2/36 ..................................................... 3,414 2,653
5 .60% , 8/5/39 ..................................................... 1,900 1,892
12,379
Federal Home Loan Banks
5 .25% , 9/25/34 .................................................... 3,000 2,988

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VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Federal Home Loan Mortgage Corporation
4 .05% , 10/1/29 .................................................... $ 4,626 $ 4,595
3 .00% , 3/1/31 - 5/1/52 ............................................... 8,312 7,445
3 .50% , 5/1/33 - 7/1/52 ............................................... 4,481 4,132
1 .50% , 4/1/37 ..................................................... 2,718 2,433
5 .00% , 3/1/38 - 8/1/55 ............................................... 29,473 29,465
5 .50% , 8/1/38 - 11/1/54 .............................................. 20,071 20,361
4 .00% , 1/1/40 - 9/1/53 ............................................... 12,877 12,379
4 .50% , 11/1/42 - 10/1/52 .............................................. 3,764 3,697
6 .00% , 8/1/53 - 3/1/55 ............................................... 12,612 12,927
97,434
Federal National Mortgage Association
2 .50% , 11/1/34 - 3/1/52 .............................................. 3,093 2,635
1 .50% , 3/1/37 ..................................................... 2,901 2,606
5 .00% , 12/1/37 - 6/1/55 .............................................. 22,081 22,089
4 .50% , 1/1/38 - 2/1/55 ............................................... 25,774 25,153
4 .00% , 4/1/38 - 7/1/53 ............................................... 17,276 16,496
3 .50% , 12/1/42 - 12/1/53 ............................................. 19,954 18,448
5 .50% , 12/1/44 - 7/1/55 .............................................. 26,726 27,080
3 .00% , 2/1/50 - 2/1/52 ............................................... 3,379 2,990
2 .00% , 11/1/51 - 12/1/51 .............................................. 2,771 2,264
6 .00% , 9/1/53 - 3/1/54 ............................................... 2,507 2,575
122,336
Government National Mortgage Association
5 .00% , 8/20/38 - 11/20/54 ............................................. 14,256 14,255
2 .50% , 1/20/51 - 9/20/53 ............................................. 13,646 11,694
3 .00% , 10/20/51 - 12/20/53 ............................................ 17,562 15,633
3 .50% , 2/20/52 - 6/20/52 ............................................. 7,568 6,889
4 .50% , 8/20/52 - 11/20/53 ............................................. 19,221 18,714
4 .00% , 11/20/52 .................................................... 3,656 3,473
5 .50% , 4/20/53 - 2/20/54 ............................................. 20,698 20,978
6 .00% , 9/20/53 .................................................... 2,217 2,278
7 .50% , 10/20/54 .................................................... 4,163 4,211
98,125
Total U.S. Government Agency Mortgages (Cost $332,244)
a
a
a
333,262
U.S. Treasury Obligations (41.8%)
U.S. Treasury Bonds
5 .25% , 2/15/29 .................................................... 7,000 7,356
3 .50% , 2/15/39 .................................................... 20,250 18,519
1 .13% , 5/15/40 .................................................... 6,878 4,380
3 .88% , 8/15/40 .................................................... 15,250 14,211
1 .38% , 11/15/40 .................................................... 5,250 3,423
2 .25% , 5/15/41 .................................................... 13,250 9,815
1 .75% , 8/15/41 .................................................... 21,000 14,247
2 .00% , 11/15/41 .................................................... 12,190 8,560
2 .38% , 2/15/42 .................................................... 10,250 7,593
3 .38% , 8/15/42 .................................................... 15,300 13,034
3 .13% , 2/15/43 .................................................... 14,250 11,627
2 .88% , 5/15/43 .................................................... 2,000 1,566
3 .88% , 5/15/43 .................................................... 17,000 15,398
4 .38% , 8/15/43 .................................................... 10,975 10,593
4 .75% , 11/15/43 .................................................... 7,000 7,074
3 .38% , 5/15/44 .................................................... 7,000 5,840
4 .13% , 8/15/44 .................................................... 5,500 5,106
4 .63% , 11/15/44 .................................................... 4,350 4,311
4 .75% , 2/15/45 .................................................... 10,000 10,064
5 .00% , 5/15/45 .................................................... 12,425 12,906
2 .50% , 2/15/46 .................................................... 10,500 7,407
2 .75% , 8/15/47 .................................................... 950 688
2 .75% , 11/15/47 .................................................... 3,900 2,818
3 .00% , 2/15/48 .................................................... 3,500 2,642

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
3 .38% , 11/15/48 .................................................... $ 7,012 $ 5,632
3 .00% , 2/15/49 .................................................... 7,000 5,241
1 .38% , 8/15/50 .................................................... 7,000 3,520
1 .63% , 11/15/50 .................................................... 3,000 1,610
1 .88% , 2/15/51 .................................................... 26,013 14,856
2 .00% , 8/15/51 .................................................... 24,203 14,178
4 .00% , 11/15/52 .................................................... 2,000 1,770
3 .63% , 2/15/53 .................................................... 5,000 4,134
4 .13% , 8/15/53 .................................................... 10,000 9,039
4 .25% , 2/15/54 .................................................... 15,000 13,847
4 .50% , 11/15/54 .................................................... 5,000 4,815
4 .75% , 5/15/55 .................................................... 12,736 12,776
U.S. Treasury Inflation Indexed Notes , 0 .88% , 1/15/29 ............................ 640 635
U.S. Treasury Notes
0 .38% , 1/31/26 .................................................... 4,000 3,953
0 .75% , 5/31/26 .................................................... 5,500 5,389
1 .50% , 8/15/26 .................................................... 2,000 1,961
2 .38% , 5/15/27 .................................................... 4,625 4,532
0 .50% , 6/30/27 .................................................... 4,500 4,263
1 .25% , 3/31/28 .................................................... 9,675 9,132
1 .25% , 4/30/28 .................................................... 300 283
3 .75% , 5/15/28 .................................................... 33,599 33,709
2 .88% , 8/15/28 .................................................... 2,280 2,234
3 .75% , 12/31/28 .................................................... 10,000 10,032
4 .00% , 1/31/29 .................................................... 3,000 3,033
2 .88% , 4/30/29 .................................................... 5,000 4,868
2 .75% , 5/31/29 .................................................... 7,000 6,780
1 .63% , 8/15/29 .................................................... 6,175 5,729
3 .63% , 8/31/29 .................................................... 14,350 14,316
3 .50% , 1/31/30 .................................................... 18,525 18,369
4 .00% , 5/31/30 .................................................... 35,927 36,351
0 .63% , 8/15/30 .................................................... 10,985 9,471
4 .13% , 8/31/30 .................................................... 23,050 23,437
4 .63% , 9/30/30 .................................................... 5,000 5,197
4 .00% , 1/31/31 .................................................... 15,000 15,158
1 .13% , 2/15/31 .................................................... 8,295 7,249
4 .13% , 3/31/31 .................................................... 15,000 15,243
4 .63% , 4/30/31 .................................................... 12,250 12,753
1 .63% , 5/15/31 .................................................... 16,750 14,915
3 .63% , 9/30/31 .................................................... 5,000 4,942
4 .13% , 10/31/31 .................................................... 7,000 7,103
1 .38% , 11/15/31 .................................................... 18,878 16,341
1 .88% , 2/15/32 .................................................... 20,525 18,211
2 .88% , 5/15/32 .................................................... 12,185 11,456
4 .13% , 5/31/32 .................................................... 55,119 55,825
2 .75% , 8/15/32 .................................................... 29,532 27,456
4 .13% , 11/15/32 .................................................... 52,300 52,905
3 .38% , 5/15/33 .................................................... 48,400 46,494
3 .88% , 8/15/33 .................................................... 36,676 36,378
4 .50% , 11/15/33 .................................................... 49,300 50,979
4 .00% , 2/15/34 .................................................... 11,030 11,002
3 .88% , 8/15/34 .................................................... 63,150 62,193
4 .25% , 11/15/34 .................................................... 28,950 29,285
4 .63% , 2/15/35 .................................................... 20,000 20,788
4 .25% , 5/15/35 .................................................... 61,882 62,462
Total U.S. Treasury Obligations (Cost $1,095,038)
a
a
a
1,073,408
Commercial Paper (0.5%)
Energy (0.2%):
Energy Transfer LP , 4 .26% , 10/1/25 (a) (i) ...................................... 5,000 4,999

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Financials (0.2%):
Hyundai Capital America, Inc. , 4 .18% , 10/1/25 (a) (i) .............................. $ 6,000 $ 5,999
Utilities (0.1%):
Xcel Energy, Inc. , 4 .26% , 10/6/25 (a) (i) ....................................... 2,000 1,999
Total Commercial Paper (Cost $12,999)
a
a
a
12,997
Shares
Collateral for Securities Loaned (0.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .03% (j) ........ 2,527,124 2,527
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .05% (j) ............ 2,527,124 2,527
Invesco Government & Agency Portfolio, Institutional Shares , 4 .05% (j) ................ 2,527,124 2,527
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .04% (j) . 2,527,124 2,527
Total Collateral for Securities Loaned (Cost $10,108)
a
a
a
10,108
Total Investments (Cost $2,587,288) — 99.8% 2,559,974
Other assets in excess of liabilities —  0.2% 6,366
NET ASSETS - 100.00% $ 2,566,340
At September 30, 2025, the Fund's investments in foreign securities were 5.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2025, the fair value of these securities was
$521,083 (thousands) and amounted to 20.3% of net assets.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2025.
(c) Security is interest only.
(d) Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2025.
(e) All or a portion of this security is on loan.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(h) Amount represents less than 0.05% of net assets.
(i) Rate represents the effective yield at September 30, 2025.
(j) Rate disclosed is the daily yield on September 30, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of September 30, 2025.
SOFR30A
—
30 day average of SOFR, rate disclosed as of September 30, 2025.
SOFR90A
—
90 day average of SOFR, rate disclosed as of September 30, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of September 30, 2025.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of September 30, 2025, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of September 30, 2025.

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VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (17.7%)
ABS Auto (8.2%):
Alloya Auto Receivables Trust .............................................
Series 2025-1A , Class B , 4 .99% , 3/25/30 , Callable 4/25/28 @ 100 (a) .............. $ 189 $ 192
Series 2025-1A , Class C , 5 .19% , 7/25/30 , Callable 4/25/28 @ 100 (a) .............. 213 215
Series 2025-1A , Class D , 5 .68% , 3/25/33 , Callable 4/25/28 @ 100 (a) .............. 147 149
Ally Auto Receivables Trust , Series 2024-1 , Class B , 5 .16% , 10/15/29 , Callable 7/15/27 @ 100 474 481
Ally Bank Auto Credit-Linked Notes .........................................
Series 2024-B , Class D , 5 .41% , 9/15/32 , Callable 1/15/28 @ 100 (a) ............... 254 255
Series 2025-A , Class C , 4 .84% , 6/15/33 , Callable 1/15/29 @ 100 (a) ............... 1,626 1,629
Series 2025-A , Class D , 4 .99% , 6/15/33 , Callable 1/15/29 @ 100 (a) ............... 1,803 1,804
American Credit Acceptance Receivables Trust , Series 2022-3 , Class E , 8 .08% , 10/13/28 ,
Callable 2/13/26 @ 100 (a) ............................................ 3,100 3,132
American Heritage Auto Receivables Issuer Trust , Series 2025-1A , Class B , 4 .77% , 6/16/31 ,
Callable 7/15/29 @ 100 (a) ............................................ 300 303
American Heritage Auto Receivables Trust .....................................
Series 2024-1A , Class B , 5 .32% , 9/16/30 , Callable 10/15/28 @ 100 (a) ............. 107 110
Series 2024-1A , Class C , 5 .63% , 12/16/30 , Callable 10/15/28 @ 100 (a) ............ 131 134
Series 2024-1A , Class D , 6 .34% , 1/18/33 , Callable 10/15/28 @ 100 (a) ............. 112 115
AmeriCredit Automobile Receivables Trust , Series 2021-3 , Class C , 1 .41% , 8/18/27 , Callable
6/18/26 @ 100 ..................................................... 408 403
ARI Fleet Lease Trust ....................................................
Series 2024-A , Class C , 5 .38% , 11/15/32 , Callable 10/15/27 @ 100 (a) ............. 50 51
Series 2024-B , Class A3 , 5 .26% , 4/15/33 , Callable 11/15/27 @ 100 (a) ............. 293 299
Series 2024-B , Class B , 5 .39% , 4/15/33 , Callable 11/15/27 @ 100 (a) .............. 53 54
Series 2024-B , Class C , 5 .55% , 4/15/33 , Callable 11/15/27 @ 100 (a) .............. 90 92
Series 2025-A , Class C , 4 .90% , 1/17/34 , Callable 10/15/28 @ 100 (a) .............. 135 135
AutoNation Finance Trust .................................................
Series 2025-1A , Class C , 5 .19% , 12/10/30 , Callable 10/10/28 @ 100 (a) ............ 1,939 1,976
Series 2025-1A , Class D , 5 .63% , 9/10/32 , Callable 10/10/28 @ 100 (a) ............. 2,504 2,559
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2022-3A , Class B , 5 .31% , 2/20/27 , Callable 3/20/26 @ 100 (a) .............. 1,667 1,669
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 500 504
Series 2022-5A , Class C , 6 .24% , 4/20/27 (a) ................................ 340 341
Series 2023-2A , Class B , 6 .03% , 10/20/27 (a) ............................... 972 984
Series 2023-4A , Class C , 7 .24% , 6/20/29 (a) ................................ 280 292
Series 2023-5A , Class C , 6 .85% , 4/20/28 (a) ................................ 638 654
Series 2023-6A , Class B , 6 .40% , 12/20/29 (a) ............................... 189 199
Series 2023-6A , Class C , 7 .03% , 12/20/29 (a) ............................... 251 264
Series 2023-8A , Class C , 7 .34% , 2/20/30 (a) ................................ 1,900 2,022
Series 2024-1A , Class B , 5 .85% , 6/20/30 , Callable 6/20/29 @ 100 (a) .............. 200 208
Series 2024-1A , Class C , 6 .48% , 6/20/30 , Callable 6/20/29 @ 100 (a) .............. 320 333
BofA Auto Trust , Series 2024-1A , Class A3 , 5 .35% , 11/15/28 , Callable 6/15/27 @ 100 (a) ... 160 162
CarMax Auto Owner Trust ................................................
Series 2021-3 , Class D , 1 .50% , 1/18/28 , Callable 10/15/25 @ 100 ................ 79 79
Series 2022-3 , Class D , 6 .20% , 1/16/29 , Callable 9/15/26 @ 100 ................. 200 203
Series 2023-3 , Class D , 6 .44% , 12/16/30 , Callable 6/15/27 @ 100 ................ 220 227
Series 2023-4 , Class D , 7 .16% , 4/15/30 , Callable 9/15/27 @ 100 ................. 190 198
Series 2024-3 , Class D , 5 .67% , 1/15/31 , Callable 2/15/28 @ 100 ................. 134 137
CarMax Select Receivables Trust ...........................................
Series 2024-A , Class C , 5 .62% , 1/15/30 , Callable 2/15/28 @ 100 ................. 255 260
Series 2024-A , Class D , 6 .27% , 12/16/30 , Callable 2/15/28 @ 100 ................ 700 721
Series 2025-A , Class D , 5 .86% , 7/15/31 , Callable 8/15/28 @ 100 ................. 1,815 1,860
Carvana Auto Receivables Trust ............................................
Series 2021-N4 , Class D , 2 .30% , 9/11/28 , Callable 10/10/27 @ 100 ............... 151 147
Series 2021-P4 , Class B , 1 .98% , 2/10/28 , Callable 7/10/27 @ 100 ................ 500 488
Chase Auto Owner Trust ..................................................
Series 2022-AA , Class D , 5 .40% , 6/25/30 , Callable 11/25/26 @ 100 (a) ............ 200 202
Series 2024-1A , Class D , 5 .87% , 6/25/31 , Callable 10/25/27 @ 100 (a) ............. 211 217
Series 2024-2A , Class D , 6 .15% , 8/25/31 , Callable 12/25/27 @ 100 (a) ............. 242 251
Series 2024-3A , Class B , 5 .28% , 1/25/30 , Callable 12/25/27 @ 100 (a) ............. 198 203
Series 2024-3A , Class C , 5 .41% , 2/28/30 , Callable 12/25/27 @ 100 (a) ............. 295 302
Series 2024-4A , Class C , 5 .46% , 7/25/30 , Callable 2/25/28 @ 100 (a) .............. 200 205

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-4A , Class D , 5 .79% , 11/25/31 , Callable 2/25/28 @ 100 (a) ............. $ 187 $ 191
Series 2024-5A , Class C , 4 .62% , 8/26/30 , Callable 1/25/28 @ 100 (a) .............. 274 274
Series 2024-5A , Class D , 4 .97% , 1/26/32 , Callable 1/25/28 @ 100 (a) .............. 122 122
Series 2025-1A , Class D , 5 .24% , 11/26/32 , Callable 8/25/28 @ 100 (a) ............. 2,455 2,478
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 57 57
Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 64 64
Series 2023-1A , Class D , 6 .69% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 196 198
Series 2023-2A , Class A1 , 6 .16% , 10/15/35 , Callable 10/15/26 @ 100 (a) ........... 47 47
Series 2023-2A , Class B , 5 .97% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 119 122
Series 2023-2A , Class C , 6 .15% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 185 190
Series 2024-1A , Class B , 5 .44% , 5/15/36 , Callable 7/15/27 @ 100 (a) .............. 223 228
Series 2024-1A , Class C , 5 .60% , 5/15/36 , Callable 7/15/27 @ 100 (a) .............. 192 196
Credit Acceptance Auto Loan Trust ..........................................
Series 2023-1A , Class B , 7 .02% , 5/16/33 , Callable 10/15/26 @ 100 (a) ............. 950 959
Series 2023-1A , Class C , 7 .71% , 7/15/33 , Callable 10/15/26 @ 100 (a) ............. 2,493 2,555
Series 2023-2A , Class C , 7 .15% , 9/15/33 , Callable 11/15/26 @ 100 (a) ............. 1,267 1,298
Series 2023-3A , Class A , 6 .39% , 8/15/33 , Callable 3/15/27 @ 100 (a) .............. 111 112
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 118 120
Series 2023-3A , Class C , 7 .62% , 12/15/33 , Callable 3/15/27 @ 100 (a) ............. 196 202
Series 2023-5A , Class A , 6 .13% , 12/15/33 , Callable 6/15/27 @ 100 (a) ............. 302 305
Series 2023-5A , Class C , 7 .30% , 4/17/34 , Callable 6/15/27 @ 100 (a) .............. 3,411 3,524
Series 2024-1A , Class C , 6 .71% , 7/17/34 , Callable 6/15/27 @ 100 (a) .............. 237 243
Series 2025-1A , Class C , 5 .71% , 7/16/35 , Callable 11/15/28 @ 100 (a) ............. 4,400 4,458
Drive Auto Receivables Trust , Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 10/15/25 @
100 ............................................................. 84 83
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 4/15/28 @ 100 (a) ............ 74 76
Series 2023-1A , Class B , 6 .45% , 1/15/30 , Callable 4/15/28 @ 100 (a) .............. 845 877
Series 2023-1A , Class C , 6 .77% , 4/15/30 , Callable 4/15/28 @ 100 (a) .............. 49 51
Enterprise Fleet Financing LLC .............................................
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 3/20/26 @ 100 (a) ............. 250 253
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 2/20/27 @ 100 (a) .............. 71 72
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 7/20/27 @ 100 (a) .............. 151 157
Series 2024-1 , Class A2 , 5 .23% , 3/20/30 , Callable 8/20/27 @ 100 (a) .............. 186 187
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 1/20/28 @ 100 (a) ............. 92 95
FCCU Auto Receivables Trust ..............................................
Series 2024-1A , Class B , 5 .71% , 7/15/30 , Callable 1/15/28 @ 100 (a) .............. 1,000 1,029
Series 2024-1A , Class C , 6 .00% , 10/15/30 , Callable 1/15/28 @ 100 (a) ............. 46 47
Series 2025-1A , Class B , 5 .36% , 9/15/31 , Callable 12/15/28 @ 100 (a) ............. 486 501
Series 2025-1A , Class C , 5 .61% , 12/15/31 , Callable 12/15/28 @ 100 (a) ............ 763 783
First Investors Auto Owner Trust , Series 2022-2A , Class D , 8 .71% , 10/16/28 , Callable
10/15/26 @ 100 (a) .................................................. 323 335
Flagship Credit Auto Trust ................................................
Series 2019-4 , Class E , 4 .11% , 3/15/27 , Callable 10/15/25 @ 100 (a) .............. 578 577
Series 2021-4 , Class C , 1 .96% , 12/15/27 , Callable 4/15/27 @ 100 (a) .............. 310 307
Ford Credit Auto Lease Trust ..............................................
Series 2023-B , Class C , 6 .43% , 4/15/27 , Callable 3/15/26 @ 100 ................. 196 198
Series 2023-B , Class D , 6 .97% , 6/15/28 , Callable 3/15/26 @ 100 ................. 130 131
Ford Credit Auto Owner Trust ..............................................
Series 2021-1 , Class C , 1 .91% , 10/17/33 , Callable 4/15/26 @ 100 (a) .............. 316 311
Series 2021-2 , Class C , 2 .11% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 689 670
Series 2021-2 , Class D , 2 .60% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 750 731
Series 2022-1 , Class C , 4 .67% , 11/15/34 , Callable 5/15/27 @ 100 (a) .............. 950 950
Series 2022-1 , Class D , 5 .16% , 11/15/34 , Callable 5/15/27 @ 100 (a) .............. 102 102
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 206 210
Series 2023-1 , Class C , 5 .58% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 1,240 1,265
Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 750 766
Series 2023-2 , Class B , 5 .92% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 195 203
Series 2023-2 , Class C , 6 .16% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 440 457
Series 2023-2 , Class D , 6 .60% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 219 225
Foursight Capital Automobile Receivables Trust , Series 2023-1 , Class B , 5 .35% , 3/15/28 ,
Callable 12/15/26 @ 100 (a) ........................................... 297 297

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
GECU Auto Receivables Trust , Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 6/15/28 @
100 (a) ........................................................... $ 19 $ 20
GLS Auto Receivables Issuer Trust ..........................................
Series 2021-2A , Class E , 2 .87% , 5/15/28 , Callable 1/15/26 @ 100 (a) .............. 2,500 2,467
Series 2021-3A , Class E , 3 .20% , 10/16/28 , Callable 4/15/26 @ 100 (a) ............. 1,110 1,100
Series 2021-4A , Class E , 4 .43% , 10/16/28 , Callable 1/15/27 @ 100 (a) ............. 1,760 1,736
Series 2022-1A , Class E , 5 .64% , 5/15/29 , Callable 2/15/27 @ 100 (a) .............. 1,430 1,430
Series 2023-1A , Class D , 7 .01% , 1/16/29 , Callable 11/15/27 @ 100 (a) ............. 1,943 1,976
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A , Class C , 7 .31% , 1/15/30 , Callable 8/15/28 @ 100 (a) .............. 310 326
Series 2023-2A , Class D , 8 .22% , 2/18/31 , Callable 8/15/28 @ 100 (a) .............. 120 130
Series 2024-1A , Class C , 5 .69% , 3/15/30 , Callable 8/15/28 @ 100 (a) .............. 95 97
Series 2024-4A , Class C , 4 .75% , 11/15/30 , Callable 9/15/28 @ 100 (a) ............. 191 191
Series 2025-1A , Class C , 5 .26% , 3/15/31 , Callable 7/15/29 @ 100 (a) .............. 250 254
GM Financial Revolving Receivables Trust , Series 2021-1 , Class B , 1 .49% , 6/12/34 , Callable
9/11/26 @ 100 (a) ................................................... 250 243
GMF Floorplan Owner Revolving Trust .......................................
Series 2023-1 , Class B , 5 .73% , 6/15/28 (a) ................................. 200 202
Series 2024-2A , Class B , 5 .35% , 3/15/31 (a) ................................ 1,009 1,039
GreenState Auto Receivables Trust ..........................................
Series 2024-1A , Class C , 5 .77% , 2/15/30 , Callable 1/15/28 @ 100 (a) .............. 73 75
Series 2024-1A , Class D , 6 .50% , 6/15/32 , Callable 1/15/28 @ 100 (a) .............. 70 72
GTE Auto Receivables Trust ...............................................
Series 2023-1 , Class A3 , 5 .18% , 3/15/28 , Callable 11/15/26 @ 100 (a) ............. 403 404
Series 2023-1 , Class B , 5 .39% , 8/15/29 , Callable 11/15/26 @ 100 (a) .............. 224 227
Series 2023-1 , Class C , 5 .88% , 11/15/29 , Callable 11/15/26 @ 100 (a) ............. 168 171
Hertz Vehicle Financing III LLC ............................................
Series 2023-1A , Class C , 6 .91% , 6/25/27 (a) ................................ 261 263
Series 2023-2A , Class B , 6 .49% , 9/25/29 (a) ................................ 212 220
Series 2023-2A , Class C , 7 .13% , 9/25/29 (a) ................................ 75 78
Series 2023-3A , Class A , 5 .94% , 2/25/28 (a) ................................ 125 127
Series 2023-3A , Class B , 6 .53% , 2/25/28 (a) ................................ 38 39
Series 2023-4A , Class C , 7 .51% , 3/25/30 (a) ................................ 220 232
Hertz Vehicle Financing LLC , Series 2022-2A , Class B , 2 .65% , 6/26/28 , Callable 6/25/27 @
100 (a) ........................................................... 1,000 966
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-1 , Class B1 , 6 .15% , 5/20/32 , Callable 10/20/27 @ 100 (a) ............. 101 103
Series 2024-2 , Class B1 , 5 .44% , 10/20/32 , Callable 6/20/28 @ 100 (a) ............. 431 435
Series 2025-2 , Class B2 , 5 .59% ( SOFR30A + 120 bps ) , 9/20/33 , Callable 12/20/29 @
100 (a) (b) ......................................................... 1,193 1,194
Hyundai Auto Receivables Trust ............................................
Series 2021-C , Class C , 1 .66% , 6/15/28 , Callable 3/15/26 @ 100 ................. 500 494
Series 2024-C , Class B , 4 .67% , 1/15/31 , Callable 8/15/28 @ 100 ................. 109 110
LAD Auto Receivables Trust ...............................................
Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 3/15/27 @ 100 (a) .............. 240 240
Series 2023-1A , Class C , 6 .18% , 12/15/27 , Callable 3/15/27 @ 100 (a) ............. 520 524
Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 3/15/27 @ 100 (a) .............. 226 231
Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 5/15/27 @ 100 (a) .............. 200 202
Series 2023-2A , Class D , 6 .30% , 2/15/31 , Callable 5/15/27 @ 100 (a) .............. 52 53
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 10/15/27 @ 100 (a) ............. 214 216
Series 2023-3A , Class D , 6 .92% , 12/16/30 , Callable 10/15/27 @ 100 (a) ............ 198 204
Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 10/15/27 @ 100 (a) ............ 182 186
Series 2023-4A , Class C , 6 .76% , 3/15/29 , Callable 10/15/27 @ 100 (a) ............. 212 219
Series 2023-4A , Class D , 7 .37% , 4/15/31 , Callable 10/15/27 @ 100 (a) ............. 304 317
Series 2024-1A , Class C , 5 .64% , 6/15/29 , Callable 9/15/27 @ 100 (a) .............. 207 210
Series 2024-2A , Class B , 5 .50% , 7/16/29 , Callable 12/15/27 @ 100 (a) ............. 199 203
Series 2024-2A , Class C , 5 .66% , 10/15/29 , Callable 12/15/27 @ 100 (a) ............ 199 203
Series 2024-2A , Class D , 6 .37% , 10/15/31 , Callable 12/15/27 @ 100 (a) ............ 777 804
Series 2024-3A , Class D , 5 .18% , 2/17/32 , Callable 3/15/28 @ 100 (a) .............. 224 225
Series 2025-2A , Class C , 4 .70% , 8/16/32 , Callable 9/15/29 @ 100 (a) .............. 980 974
Series 2025-2A , Class D , 5 .01% , 12/15/32 , Callable 9/15/29 @ 100 (a) ............. 1,000 1,002
Merchants Fleet Funding LLC ..............................................
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 231 233

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1A , Class B , 5 .95% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. $ 485 $ 492
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 659 673
Series 2024-1A , Class D , 6 .85% , 4/20/37 , Callable 3/20/27 @ 100 (a) .............. 476 489
Navistar Financial Dealer Note Master Owner Trust ..............................
Series 2024-1 , Class B , 5 .79% , 4/25/29 (a) ................................. 50 50
Series 2024-1 , Class C , 6 .13% , 4/25/29 (a) ................................. 82 83
OCCU Auto Receivables Trust .............................................
Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 10/15/27 @ 100 (a) ............ 93 95
Series 2023-1A , Class C , 6 .82% , 9/17/29 , Callable 10/15/27 @ 100 (a) ............. 4,000 4,173
Series 2023-1A , Class D , 7 .88% , 12/15/31 , Callable 10/15/27 @ 100 (a) ............ 329 349
Series 2025-1A , Class B , 4 .94% , 4/15/31 , Callable 8/15/29 @ 100 (a) .............. 582 590
Series 2025-1A , Class C , 5 .20% , 10/15/31 , Callable 8/15/29 @ 100 (a) ............. 594 601
Oscar US Funding XII LLC , Series 2021-1A , Class A4 , 1 .00% , 4/10/28 , Callable 10/10/25 @
100 (a) ........................................................... 29 29
Oscar US Funding XIV LLC , Series 2022-1A , Class A4 , 2 .82% , 4/10/29 , Callable 3/10/26 @
100 (a) ........................................................... 652 646
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 11/10/28 @
100 (a) ........................................................... 241 242
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A , Class A4 , 4 .18% , 12/15/28 , Callable 3/15/26 @ 100 (a) ............. 55 55
Series 2022-A , Class D , 5 .85% , 6/17/30 , Callable 3/15/26 @ 100 (a) ............... 106 107
Series 2025-A , Class C , 4 .67% , 2/17/32 , Callable 3/15/30 @ 100 (a) ............... 1,333 1,325
Prestige Auto Receivables Trust , Series 2023-1A , Class C , 5 .65% , 2/15/28 , Callable 8/15/27 @
100 (a) ........................................................... 229 229
Santander Bank Auto Credit-Linked Notes .....................................
Series 2023-A , Class C , 6 .74% , 6/15/33 , Callable 6/15/27 @ 100 (a) ............... 52 52
Series 2023-A , Class D , 7 .08% , 6/15/33 , Callable 6/15/27 @ 100 (a) ............... 4 4
Series 2023-B , Class B , 5 .64% , 12/15/33 , Callable 10/15/27 @ 100 (a) ............. 116 117
Series 2023-B , Class C , 5 .93% , 12/15/33 , Callable 10/15/27 @ 100 (a) ............. 49 50
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 10/15/27 @ 100 (a) ............. 143 145
Series 2024-B , Class B , 4 .97% , 1/18/33 , Callable 12/15/28 @ 100 (a) .............. 544 547
Series 2024-B , Class C , 5 .14% , 1/18/33 , Callable 12/15/28 @ 100 (a) .............. 620 623
Series 2024-B , Class D , 5 .48% , 1/18/33 , Callable 12/15/28 @ 100 (a) .............. 770 775
Series 2024-B , Class E , 6 .80% , 1/18/33 , Callable 12/15/28 @ 100 (a) .............. 308 310
Santander Consumer Auto Receivables Trust , Series 2021-AA , Class E , 3 .28% , 3/15/27 ,
Callable 11/15/25 @ 100 (a) ........................................... 60 60
SBNA Auto Lease Trust , Series 2024-B , Class A4 , 5 .55% , 12/20/28 , Callable 5/20/27 @ 100 (a) 133 135
SBNA Auto Receivables Trust ..............................................
Series 2024-A , Class B , 5 .29% , 9/17/29 , Callable 5/15/28 @ 100 (a) ............... 203 206
Series 2025-SF1 , Class D , 5 .34% , 9/15/31 , Callable 5/15/29 @ 100 (a) ............. 277 280
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 11/15/27 @ 100 (a) ............ 1,738 1,796
Series 2023-1A , Class C , 6 .61% , 3/15/30 , Callable 11/15/27 @ 100 (a) ............. 430 446
Series 2023-1A , Class D , 7 .34% , 11/17/31 , Callable 11/15/27 @ 100 (a) ............ 226 237
Series 2024-1A , Class C , 5 .62% , 12/16/30 , Callable 6/15/28 @ 100 (a) ............. 200 204
Series 2025-1A , Class C , 5 .08% , 2/17/32 , Callable 8/15/29 @ 100 (a) .............. 536 540
Securitized Term Auto Receivables Trust ......................................
Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable 1/25/28 @ 100 (a) ............... 375 379
Series 2025-A , Class C , 5 .19% , 7/25/31 , Callable 1/25/28 @ 100 (a) ............... 302 306
Series 2025-B , Class D , 5 .46% , 12/29/32 , Callable 6/25/28 @ 100 (a) .............. 295 299
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class C , 5 .97% , 2/20/31 , Callable 8/20/27 @ 100 (a) .............. 167 171
Series 2024-1A , Class C , 5 .51% , 1/20/32 , Callable 1/20/28 @ 100 (a) .............. 126 128
Tesla Auto Lease Trust ...................................................
Series 2023-A , Class B , 6 .41% , 7/20/27 , Callable 10/20/25 @ 100 (a) .............. 280 280
Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 11/20/25 @ 100 (a) ............. 87 87
Tesla Electric Vehicle Trust , Series 2023-1 , Class B , 5 .82% , 5/20/31 , Callable 8/20/27 @
100 (a) ........................................................... 200 205
Tesla Lease Electric Vehicle Securitization LLC , Series 2025-A , Class C , 5 .09% , 6/20/29 ,
Callable 1/20/28 @ 100 (a) ............................................ 744 745
Truist Bank Auto Credit-Linked Notes , Series 2025-1 , Class B , 4 .73% , 9/26/33 , Callable
1/25/29 @ 100 (a) ................................................... 870 871
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 10/25/26 @ 100 (a) ....... 108 109

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
United Auto Credit Securitization Trust .......................................
Series 2024-1 , Class B , 6 .57% , 6/10/27 (a) ................................. $ 36 $ 36
Series 2025-1 , Class C , 5 .15% , 6/10/30 , Callable 2/10/28 @ 100 (a) ............... 250 251
USB Auto Owner Trust ...................................................
Series 2025-1A , Class C , 4 .96% , 3/17/31 , Callable 2/15/28 @ 100 (a) .............. 1,499 1,517
Series 2025-1A , Class D , 5 .40% , 12/15/32 , Callable 2/15/28 @ 100 (a) ............. 1,807 1,837
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 8/15/27 @ 100 (a) .............. 636 651
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 8/15/27 @ 100 (a) .............. 220 226
Western Funding Auto Loan Trust , Series 2025-1 , Class C , 5 .34% , 11/15/35 (a) ........... 791 800
Westlake Automobile Receivables Trust .......................................
Series 2025-P1 , Class B , 4 .86% , 5/15/30 , Callable 3/15/28 @ 100 (a) .............. 1,000 1,017
Series 2025-P1 , Class D , 5 .59% , 7/15/32 , Callable 3/15/28 @ 100 (a) .............. 2,500 2,555
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 67 68
Series 2023-2A , Class B , 6 .75% , 8/18/38 (a) ................................ 181 186
Series 2023-2A , Class C , 6 .94% , 8/18/38 (a) ................................ 195 201
Series 2023-2A , Class D , 7 .38% , 8/18/38 (a) ................................ 220 228
Series 2024-1A , Class C , 5 .69% , 2/18/39 (a) ................................ 341 347
Series 2024-2A , Class A1 , 4 .87% , 6/21/39 (a) ............................... 1,238 1,251
Series 2024-2A , Class B , 4 .84% , 6/21/39 (a) ................................ 250 252
Series 2024-2A , Class C , 4 .89% , 6/21/39 (a) ................................ 335 337
Series 2024-3A , Class B , 5 .07% , 9/19/39 (a) ................................ 318 322
Series 2024-3A , Class C , 5 .21% , 9/19/39 (a) ................................ 346 350
Series 2025-2A , Class C , 4 .86% , 5/18/40 (a) ................................ 470 470
113,213
ABS Card (0.8%):
American Express Credit Account Master Trust , Series 2024-2 , Class A , 5 .24% , 4/15/31 .... 3,238 3,379
BA Credit Card Trust , Series 2024-A1 , Class A , 4 .93% , 5/15/29 ...................... 232 236
CARDS II Trust ........................................................
Series 2024-1A , Class C , 5 .84% , 7/15/29 (a) ................................ 168 169
Series 2025-1A , Class C , 5 .42% , 3/15/31 (a) ................................ 1,350 1,359
Evergreen Credit Card Trust ...............................................
Series 2024-CRT4 , Class B , 5 .25% , 10/15/28 (a) ............................. 467 471
Series 2024-CRT4 , Class C , 5 .64% , 10/15/28 (a) ............................. 267 269
Series 2025-CRT5 , Class B , 5 .24% , 5/15/29 (a) .............................. 996 1,008
Series 2025-CRT5 , Class C , 5 .53% , 5/15/29 (a) .............................. 600 604
Golden Credit Card Trust , Series 2021-1A , Class C , 1 .74% , 8/15/28 (a) ................. 200 195
Master Credit Card Trust .................................................
Series 2022-2A , Class B , 2 .38% , 7/21/28 (a) ................................ 500 488
Series 2022-2A , Class C , 2 .73% , 7/21/28 (a) ................................ 312 303
Master Credit Card Trust II ................................................
Series 2023-1A , Class C , 5 .87% , 6/21/27 (a) ................................ 250 250
Series 2023-4A , Class B , 6 .56% , 10/21/32 (a) ............................... 104 110
Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) ............................... 265 281
Series 2024-1A , Class B , 5 .53% , 1/21/28 (a) ................................ 193 194
Series 2024-1A , Class C , 6 .02% , 1/21/28 (a) ................................ 171 171
Synchrony Card Issuance Trust , Series 2025-A1 , Class A , 4 .78% , 2/15/31 .............. 240 244
Trillium Credit Card Trust II ...............................................
Series 2021-1A , Class C , 2 .42% , 10/26/29 (a) ............................... 833 811
Series 2023-1A , Class C , 6 .06% , 3/26/31 (a) ................................ 72 74
Series 2023-2A , Class B , 5 .35% , 3/26/33 (a) ................................ 100 102
Series 2024-1A , Class B , 5 .50% , 12/26/28 (a) ............................... 228 228
Series 2024-1A , Class C , 5 .99% , 12/26/28 (a) ............................... 121 121
11,067
ABS Other (8.7%):
AFG ABS I LLC , Series 2023-1 , Class C , 9 .40% , 9/16/30 , Callable 12/15/26 @ 100 (a) ..... 1,000 1,048
Amur Equipment Finance Receivables X LLC , Series 2022-1A , Class B , 2 .20% , 1/20/28 ,
Callable 10/20/25 @ 100 (a) ........................................... 186 186
Amur Equipment Finance Receivables XI LLC ..................................
Series 2022-2A , Class A2 , 5 .30% , 6/21/28 , Callable 6/20/26 @ 100 (a) ............. 112 112
Series 2022-2A , Class D , 7 .25% , 5/21/29 , Callable 6/20/26 @ 100 (a) .............. 1,890 1,923

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A , Class C , 6 .36% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. $ 751 $ 771
Series 2023-1A , Class D , 7 .48% , 7/22/30 , Callable 6/20/27 @ 100 (a) .............. 7,487 7,821
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A , Class B , 5 .37% , 1/21/31 , Callable 1/20/28 @ 100 (a) .............. 119 121
Series 2024-1A , Class C , 5 .55% , 1/21/31 , Callable 1/20/28 @ 100 (a) .............. 1,412 1,437
Amur Equipment Finance Receivables XIV LLC ................................
Series 2024-2A , Class B , 5 .20% , 7/21/31 , Callable 8/20/28 @ 100 (a) .............. 1,000 1,020
Series 2024-2A , Class C , 5 .38% , 7/21/31 , Callable 8/20/28 @ 100 (a) .............. 2,560 2,607
Amur Equipment Finance Receivables XV LLC , Series 2025-1A , Class C , 5 .39% , 1/20/32 ,
Callable 5/20/29 @ 100 (a) ............................................ 2,014 2,048
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 2/15/28 @ 100 (a) .............. 124 128
Series 2023-1A , Class C , 6 .50% , 11/15/30 , Callable 2/15/28 @ 100 (a) ............. 88 91
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 2/15/28 @ 100 (a) ............. 141 148
Series 2024-1A , Class B , 5 .69% , 7/15/31 , Callable 3/15/29 @ 100 (a) .............. 124 128
Barings Equipment Finance LLC , Series 2025-A , Class A4 , 5 .02% , 6/13/50 , Callable 12/13/30
@ 100 (a) ......................................................... 1,031 1,064
Blue Owl Asset Leasing Trust LLC ..........................................
Series 2024-1A , Class B , 5 .41% , 3/15/30 , Callable 8/15/26 @ 100 (a) .............. 254 256
Series 2024-1A , Class C , 6 .38% , 1/15/31 , Callable 8/15/26 @ 100 (a) .............. 780 792
Capital Automotive REIT , Series 2024-3A , Class A1 , 4 .40% , 10/15/54 , Callable 10/15/27 @
100 (a) ........................................................... 273 267
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/26 @ 100 (a) ..... 198 199
CCG Receivables Trust ...................................................
Series 2023-1 , Class C , 6 .28% , 9/16/30 , Callable 8/14/26 @ 100 (a) ............... 173 176
Series 2023-2 , Class B , 6 .21% , 4/14/32 , Callable 5/14/27 @ 100 (a) ............... 1,000 1,029
Series 2023-2 , Class D , 7 .18% , 4/14/32 , Callable 5/14/27 @ 100 (a) ............... 93 97
Series 2025-1 , Class C , 4 .89% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 500 501
Series 2025-1 , Class D , 5 .28% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 133 135
CF Hippolyta Issuer LLC , Series 2020-1 , Class A1 , 1 .69% , 7/15/60 (a) ................. 327 278
Clarus Capital Funding LLC , Series 2024-1A , Class C , 5 .01% , 8/20/32 , Callable 2/20/28 @
100 (a) ........................................................... 70 70
Cloud Capital Holdco LP , Series 2024-1A , Class A2 , 5 .78% , 11/22/49 , Callable 11/22/27 @
100 (a) ........................................................... 604 611
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC , Series 2025-1A , Class
A2 , 6 .00% , 5/20/55 , Callable 5/20/28 @ 100 (a) ............................. 365 374
Crossroads Asset Trust , Series 2025-A , Class B , 5 .20% , 2/20/32 , Callable 12/20/28 @ 100 (a) 1,517 1,536
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable 5/20/27 @ 100 (a) ............. 205 202
Series 2025-1A , Class A2 , 5 .91% , 2/20/50 , Callable 2/20/28 @ 100 (a) ............. 441 451
DB Master Finance LLC , Series 2021-1A , Class A2II , 2 .49% , 11/20/51 , Callable 11/20/25 @
100 (a) ........................................................... 1,299 1,226
Dell Equipment Finance Trust ..............................................
Series 2023-1 , Class D , 6 .80% , 3/22/29 , Callable 11/22/25 @ 100 (a) .............. 147 148
Series 2023-2 , Class C , 6 .06% , 1/22/29 , Callable 2/22/26 @ 100 (a) ............... 125 126
Series 2023-2 , Class D , 6 .74% , 7/23/29 , Callable 2/22/26 @ 100 (a) ............... 237 239
Series 2023-3 , Class D , 6 .75% , 10/22/29 , Callable 5/22/26 @ 100 (a) .............. 73 74
Series 2024-1 , Class C , 5 .73% , 3/22/30 , Callable 11/22/26 @ 100 (a) .............. 92 93
Series 2024-1 , Class D , 6 .12% , 9/23/30 , Callable 11/22/26 @ 100 (a) .............. 92 94
Series 2025-1 , Class D , 5 .64% , 8/22/31 , Callable 12/22/27 @ 100 (a) .............. 109 111
Dext ABS LLC ........................................................
Series 2023-1 , Class B , 6 .55% , 3/15/32 , Callable 3/15/27 @ 100 (a) ............... 100 102
Series 2023-1 , Class D , 8 .82% , 3/15/33 , Callable 3/15/27 @ 100 (a) ............... 2,175 2,271
Series 2023-2 , Class C , 6 .93% , 5/15/34 , Callable 2/15/28 @ 100 (a) ............... 224 232
Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 2/15/28 @ 100 (a) ............... 1,001 1,066
Series 2025-1 , Class B , 4 .98% , 8/15/35 , Callable 5/15/29 @ 100 (a) ............... 542 546
Series 2025-1 , Class D , 5 .65% , 2/15/36 , Callable 5/15/29 @ 100 (a) ............... 100 100
Diamond Issuer LLC , Series 2021-1A , Class B , 2 .70% , 11/20/51 , Callable 11/20/25 @ 100 (a) 654 617
DLLAA LLC , Series 2025-1A , Class A4 , 5 .08% , 4/20/33 , Callable 4/20/29 @ 100 (a) ...... 1,069 1,099
DLLAD LLC ..........................................................
Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 1/20/29 @ 100 (a) ............. 129 133
Series 2025-1A , Class A4 , 4 .59% , 10/20/32 , Callable 2/20/30 @ 100 (a) ............ 500 506

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
DLLMT LLC , Series 2024-1A , Class A3 , 4 .84% , 8/21/28 , Callable 5/20/28 @ 100 (a) ...... $ 201 $ 203
Elara HGV Timeshare Issuer LLC , Series 2019-A , Class A , 2 .61% , 1/25/34 , Callable 3/25/26
@ 100 (a) ......................................................... 88 87
FirstKey Homes Trust ....................................................
Series 2021-SFR3 , Class A , 2 .14% , 12/17/38 (a) (c) ........................... 713 695
Series 2021-SFR3 , Class B , 2 .44% , 12/17/38 (a) (c) ........................... 500 486
Series 2021-SFR3 , Class D , 2 .79% , 12/17/38 (a) (c) ........................... 750 733
Ford Credit Floorplan Master Owner Trust A ...................................
Series 2023-1 , Class B , 5 .31% , 5/15/28 (a) ................................. 70 70
Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) ................................. 106 107
Series 2024-2 , Class B , 5 .56% , 4/15/31 (a) ................................. 225 233
Series 2024-4 , Class B , 4 .61% , 9/15/31 (a) ................................. 1,829 1,855
Frontier Issuer LLC .....................................................
Series 2023-1 , Class A2 , 6 .60% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. 558 566
Series 2023-1 , Class B , 8 .30% , 8/20/53 , Callable 7/20/26 @ 100 (a) ............... 415 425
Series 2023-1 , Class C , 11 .50% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. 5,137 5,355
Series 2024-1 , Class A2 , 6 .19% , 6/20/54 , Callable 5/20/28 @ 100 (a) .............. 199 204
Series 2024-1 , Class C , 11 .16% , 6/20/54 , Callable 5/20/28 @ 100 (a) .............. 1,539 1,714
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable 7/20/29 @ 100 (a) .............. 97 101
Series 2023-1A , Class C , 6 .97% , 8/22/33 , Callable 7/20/29 @ 100 (a) .............. 89 94
Series 2023-1A , Class E , 7 .00% , 6/20/35 , Callable 7/20/29 @ 100 (a) .............. 74 74
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2024-1 , Class C , 5 .43% , 12/15/31 , Callable 2/15/28 @ 100 (a) .............. 65 66
Series 2025-1 , Class C , 5 .01% , 1/18/33 , Callable 5/15/29 @ 100 (a) ............... 698 701
HPEFS Equipment Trust ..................................................
Series 2022-3A , Class C , 6 .13% , 8/20/29 , Callable 5/20/26 @ 100 (a) .............. 223 223
Series 2023-2A , Class D , 6 .97% , 7/21/31 , Callable 12/20/26 @ 100 (a) ............. 250 254
Series 2024-1A , Class D , 5 .82% , 11/20/31 , Callable 8/20/27 @ 100 (a) ............. 411 417
Series 2024-2A , Class B , 5 .35% , 10/20/31 , Callable 1/20/28 @ 100 (a) ............. 265 268
Series 2024-2A , Class D , 5 .82% , 4/20/32 , Callable 1/20/28 @ 100 (a) .............. 142 145
Series 2025-1A , Class C , 4 .79% , 9/20/32 , Callable 3/20/29 @ 100 (a) .............. 365 366
Series 2025-1A , Class D , 4 .99% , 3/21/33 , Callable 3/20/29 @ 100 (a) .............. 970 978
Kubota Credit Owner Trust ................................................
Series 2022-1A , Class A3 , 2 .67% , 10/15/26 , Callable 1/15/26 @ 100 (a) ............ 43 43
Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 4/15/28 @ 100 (a) ............. 129 132
Series 2025-1A , Class A4 , 4 .87% , 7/15/30 , Callable 6/15/28 @ 100 (a) ............. 399 407
Lyra Music Assets Delaware LP , Series 2025-1A , Class A2 , 5 .60% , 9/20/65 , Callable 12/20/27
@ 100 (a) ......................................................... 1,000 1,007
M&T Equipment LEAF1 Notes .............................................
Series 2023-1A , Class A3 , 5 .74% , 7/15/30 , Callable 6/15/27 @ 100 (a) ............. 85 85
Series 2024-1A , Class A2 , 4 .99% , 8/18/31 , Callable 7/16/28 @ 100 (a) ............. 131 131
Series 2024-1A , Class A4 , 4 .94% , 8/18/31 , Callable 7/16/28 @ 100 (a) ............. 270 275
Series 2025-1A , Class A4 , 4 .91% , 3/16/32 , Callable 5/16/29 @ 100 (a) ............. 2,172 2,213
MMAF Equipment Finance LLC ............................................
Series 2021-A , Class A4 , 1 .04% , 11/13/30 (a) ............................... 252 249
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... 152 156
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 11/13/30 @ 100 (a) ............. 486 501
MMP Capital LLC , Series 2025-A , Class A , 5 .36% , 12/15/31 , Callable 7/15/28 @ 100 (a) ... 477 480
MVW LLC , Series 2019-2A , Class A , 2 .22% , 10/20/38 , Callable 1/20/26 @ 100 (a) ........ 603 598
New Economy Assets - Phase 1 Sponsor LLC ...................................
Series 2021-1 , Class A1 , 1 .91% , 10/20/61 , Callable 10/20/25 @ 100 (a) ............ 677 565
Series 2021-1 , Class B1 , 2 .41% , 10/20/61 , Callable 10/20/25 @ 100 (a) ............ 366 243
NMEF Funding LLC ....................................................
Series 2023-A , Class B , 6 .83% , 6/17/30 , Callable 6/15/27 @ 100 (a) ............... 207 211
Series 2023-A , Class C , 8 .04% , 6/17/30 , Callable 6/15/27 @ 100 (a) ............... 3,241 3,372
Series 2024-A , Class A2 , 5 .15% , 12/15/31 , Callable 1/15/28 @ 100 (a) ............. 220 222
Series 2024-A , Class B , 5 .32% , 12/15/31 , Callable 1/15/28 @ 100 (a) .............. 222 223
Series 2025-A , Class A2 , 4 .72% , 7/15/32 , Callable 6/15/28 @ 100 (a) .............. 93 93
Series 2025-A , Class B , 5 .18% , 7/15/32 , Callable 6/15/28 @ 100 (a) ............... 615 622
Series 2025-A , Class C , 5 .79% , 7/15/32 , Callable 6/15/28 @ 100 (a) ............... 615 628
Series 2025-B , Class C , 5 .17% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 4,747 4,765

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
OneMain Financial Issuance Trust , Series 2022-3A , Class B , 6 .45% , 5/15/34 , Callable 10/14/25
@ 100 (a) ......................................................... $ 1,065 $ 1,085
PEAC Solutions Receivables LLC ...........................................
Series 2025-1A , Class A3 , 5 .04% , 7/20/32 , Callable 9/20/28 @ 100 (a) ............. 412 419
Series 2025-1A , Class B , 5 .20% , 7/20/32 , Callable 9/20/28 @ 100 (a) .............. 376 384
Series 2025-1A , Class C , 5 .49% , 7/20/32 , Callable 9/20/28 @ 100 (a) .............. 295 301
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class A2 , 5 .59% , 11/15/29 , Callable 6/15/26 @ 100 (a) ............ 89 89
Series 2024-1A , Class C , 5 .81% , 10/15/30 , Callable 6/15/26 @ 100 (a) ............. 76 77
Series 2024-1A , Class D , 6 .77% , 10/15/30 , Callable 6/15/26 @ 100 (a) ............. 531 544
Series 2025-1A , Class B , 5 .04% , 5/15/31 , Callable 10/15/27 @ 100 (a) ............. 105 107
Series 2025-1A , Class C , 5 .13% , 5/15/31 , Callable 10/15/27 @ 100 (a) ............. 250 252
Retained Vantage Data Centers Issuer LLC .....................................
Series 2024-1A , Class A2 , 4 .99% , 9/15/49 , Callable 9/15/27 @ 100 (a) ............. 396 397
Series 2024-1A , Class B , 5 .78% , 9/15/49 , Callable 9/15/27 @ 100 (a) .............. 107 107
Series 2025-1A , Class A2A , 5 .09% , 8/15/50 , Callable 8/15/28 @ 100 (a) ............ 1,000 1,002
SCF Equipment Leasing LLC ..............................................
Series 2022-2A , Class D , 6 .50% , 10/20/32 , Callable 10/20/25 @ 100 (a) ............ 123 123
Series 2023-1A , Class A3 , 6 .17% , 5/20/32 , Callable 5/20/29 @ 100 (a) ............. 92 93
Series 2024-1A , Class A3 , 5 .52% , 1/20/32 , Callable 2/20/29 @ 100 (a) ............. 3,000 3,066
Series 2024-1A , Class D , 6 .58% , 6/21/33 , Callable 2/20/29 @ 100 (a) .............. 500 524
SCF Equipment Trust LLC ................................................
Series 2025-1A , Class B , 5 .23% , 9/20/34 , Callable 7/20/31 @ 100 (a) .............. 1,765 1,802
Series 2025-1A , Class C , 5 .37% , 9/20/34 , Callable 7/20/31 @ 100 (a) .............. 5,599 5,669
Series 2025-1A , Class D , 5 .88% , 11/20/35 , Callable 7/20/31 @ 100 (a) ............. 7,690 7,890
Sotheby's Artfi Master Trust ...............................................
Series 2024-1A , Class A1 , 6 .43% , 12/22/31 , Callable 12/20/25 @ 100 (a) ........... 1,000 1,006
Series 2024-1A , Class D , 7 .91% , 12/22/31 , Callable 12/20/25 @ 100 (a) ............ 1,044 1,048
Subway Funding LLC , Series 2024-1A , Class A2II , 6 .27% , 7/30/54 , Callable 7/30/28 @ 100 (a) 4,259 4,350
Switch ABS Issuer LLC , Series 2025-1A , Class A2 , 5 .04% , 3/25/55 , Callable 3/25/28 @
100 (a) ........................................................... 501 497
Tricon Residential Trust ..................................................
Series 2022-SFR2 , Class B , 5 .24% , 7/17/40 , Callable 7/17/28 @ 100 (a) (c) .......... 200 200
Series 2024-SFR4 , Class A , 4 .30% , 11/17/41 , Callable 11/17/29 @ 100 (a) (c) ........ 219 217
Trinity Rail Leasing LLC , Series 2022-1A , Class A , 4 .55% , 5/19/52 , Callable 10/21/25 @
100 (a) ........................................................... 447 441
Uniti Fiber ABS Issuer LLC ...............................................
Series 2025-1A , Class A2 , 5 .88% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............ 426 436
Series 2025-1A , Class B , 6 .37% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............. 177 182
Vantage Data Centers LLC ................................................
Series 2020-2A , Class A2 , 1 .99% , 9/15/45 , Callable 10/15/25 @ 100 (a) ............ 453 429
Series 2025-1A , Class A2 , 5 .13% , 8/15/55 , Callable 8/15/28 @ 100 (a) ............. 2,401 2,409
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class C2II , 3 .71% , 2/15/57 , Callable 2/15/30 @ 100 (a) ............ 1,000 919
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 300 295
Series 2022-1A , Class F , 5 .27% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 1,500 1,457
Series 2024-1A , Class C2 , 5 .59% , 5/15/54 , Callable 5/15/27 @ 100 (a) ............. 1,514 1,523
Series 2024-1A , Class D , 6 .64% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 107 108
Series 2024-1A , Class F , 8 .87% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 7 7
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 11/12/27 @ 100 (a) ............ 25 25
Series 2023-1A , Class C , 6 .73% , 1/13/31 , Callable 11/12/27 @ 100 (a) ............. 47 48
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............ 141 144
Series 2024-1A , Class B , 5 .72% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............. 57 59
Series 2024-1A , Class C , 6 .25% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............. 47 49
Series 2024-1A , Class D , 7 .23% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............. 59 62
Series 2025-1A , Class A3 , 4 .96% , 5/12/33 , Callable 6/12/29 @ 100 (a) ............. 461 469
Series 2025-1A , Class C , 5 .57% , 5/12/33 , Callable 6/12/29 @ 100 (a) .............. 2,207 2,241
Series 2025-1A , Class D , 6 .49% , 5/12/33 , Callable 6/12/29 @ 100 (a) .............. 915 944
Verizon Master Trust ....................................................
Series 2024-2 , Class B , 5 .08% , 12/22/31 , Callable 12/20/28 @ 100 (a) ............. 265 271
Series 2024-3 , Class C , 5 .73% , 4/22/30 , Callable 4/20/27 @ 100 ................. 1,105 1,126
Series 2024-4 , Class C , 5 .60% , 6/20/29 , Callable 6/20/26 @ 100 ................. 80 81

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-7 , Class C , 4 .84% , 8/20/32 , Callable 8/20/29 @ 100 (a) ............... $ 479 $ 482
Series 2024-8 , Class C , 4 .99% , 11/20/30 , Callable 11/20/27 @ 100 ............... 302 305
Series 2025-2 , Class C , 5 .34% , 1/20/33 , Callable 1/20/30 @ 100 (a) ............... 1,906 1,952
Volvo Financial Equipment LLC , Series 2024-1A , Class A4 , 4 .29% , 7/15/31 , Callable 5/15/28
@ 100 (a) ......................................................... 1,000 1,003
Wingspire Equipment Finance LLC ..........................................
Series 2024-1A , Class D , 6 .31% , 9/20/32 , Callable 10/20/27 @ 100 (a) ............. 108 110
Series 2025-1A , Class C , 4 .76% , 9/20/33 , Callable 12/20/28 @ 100 (a) ............. 302 302
Series 2025-1A , Class D , 5 .45% , 9/20/33 , Callable 12/20/28 @ 100 (a) ............. 797 797
Zayo Issuer LLC .......................................................
Series 2025-1A , Class A2 , 5 .65% , 3/20/55 , Callable 9/20/28 @ 100 (a) ............. 383 390
Series 2025-1A , Class B , 6 .09% , 3/20/55 , Callable 9/20/28 @ 100 (a) .............. 340 347
Series 2025-2A , Class A2 , 5 .95% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............ 309 317
Series 2025-2A , Class B , 6 .59% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............. 180 187
121,217
Total Asset-Backed Securities (Cost $244,397)
a
a
a
245,497
Collateralized Loan Obligations (1.5%)
Cash Flow CLO (1.5%):
720 East CLO IV Ltd. , Series 2024-1A , Class A2 , 6 .12% ( TSFR3M + 180 bps ) , 4/15/37 , Callable
4/15/26 @ 100 (a) (b) ................................................. 185 185
720 East CLO Ltd. ......................................................
Series 2022-1A , Class A2R , 5 .93% ( TSFR3M + 160 bps ) , 1/20/38 , Callable 1/20/27 @
100 (a) (b) ......................................................... 442 443
Series 2022-1A , Class BR , 6 .03% ( TSFR3M + 170 bps ) , 1/20/38 , Callable 1/20/27 @
100 (a) (b) ......................................................... 442 443
Series 2023-2A , Class A2 , 6 .47% ( TSFR3M + 215 bps ) , 10/15/36 , Callable 10/15/25 @
100 (a) (b) ......................................................... 245 245
Series 2023-2A , Class A2R ( TSFR3M + 145 bps ) , 10/15/38 (a) (b) .................. 1,319 1,319
Series 2023-2A , Class D , 9 .47% ( TSFR3M + 515 bps ) , 10/15/36 , Callable 10/15/25 @
100 (a) (b) ......................................................... 184 184
720 East CLO VII Ltd. , Series 2025-7A , Class A2 , 5 .68% ( TSFR3M + 140 bps ) , 4/20/37 ,
Callable 4/20/26 @ 100 (a) (b) .......................................... 300 300
AIMCO CLO Ltd. ......................................................
Series 2022-17A , Class XR , 5 .48% ( TSFR3M + 115 bps ) , 7/20/37 , Callable 7/22/26 @
100 (a) (b) ......................................................... 221 221
Series 2023-20A , Class B1 , 6 .52% ( TSFR3M + 220 bps ) , 10/16/36 , Callable 10/16/25 @
100 (a) (b) ......................................................... 178 178
Series 2023-20A , Class C1 , 7 .02% ( TSFR3M + 270 bps ) , 10/16/36 , Callable 10/16/25 @
100 (a) (b) ......................................................... 178 178
Ballyrock CLO Ltd. , Series 2025-30A , Class A1B , 5 .72% ( TSFR3M + 150 bps ) , 10/25/38 ,
Callable 10/25/27 @ 100 (a) (b) ......................................... 1,000 1,002
Barings CLO Ltd. ......................................................
Series 2025-5A , Class A1 , 5 .24% ( TSFR3M + 127 bps ) , 10/15/38 , Callable 10/15/27 @
100 (a) (b) ......................................................... 940 941
Series 2025-5A , Class A2 , 5 .47% ( TSFR3M + 150 bps ) , 10/15/38 , Callable 10/15/27 @
100 (a) (b) ......................................................... 1,264 1,266
Barrow Hanley CLO II Ltd. , Series 2023-2A , Class C , 7 .83% ( TSFR3M + 350 bps ) , 10/20/35 ,
Callable 10/20/25 @ 100 (a) (b) ......................................... 184 184
Columbia Cent CLO Ltd. , Series 2022-32A , Class BF , 5 .20% , 7/24/34 , Callable 10/24/25 @
100 (a) ........................................................... 250 250
Dryden CLO Ltd. .......................................................
Series 2021-93A , Class A2R , 5 .92% ( TSFR3M + 160 bps ) , 1/15/38 , Callable 1/15/27 @
100 (a) (b) ......................................................... 171 171
Series 2021-93A , Class XR , 5 .47% ( TSFR3M + 115 bps ) , 1/15/38 , Callable 1/15/27 @
100 (a) (b) ......................................................... 319 319
Series 2022-113A , Class BR2 , 5 .97% ( TSFR3M + 165 bps ) , 10/15/37 , Callable 10/15/25 @
100 (a) (b) ......................................................... 1,000 999
Series 2022-97A , Class A2R , 5 .61% ( TSFR3M + 147 bps ) , 10/20/38 , Callable 10/20/27 @
100 (a) (b) ......................................................... 1,604 1,608
Series 2023-102A , Class A2 , 6 .32% ( TSFR3M + 200 bps ) , 10/15/36 , Callable 10/15/25 @
100 (a) (b) ......................................................... 110 110

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-121A , Class B , 6 .02% ( TSFR3M + 170 bps ) , 1/15/37 , Callable 1/15/27 @
100 (a) (b) ......................................................... $ 428 $ 429
Magnetite XXXV Ltd. , Series 2022-35A , Class AR , 5 .97% ( TSFR3M + 165 bps ) , 10/25/36 ,
Callable 10/25/25 @ 100 (a) (b) ......................................... 295 295
NGC Ltd. , Series 2024-1A , Class X , 5 .48% ( TSFR3M + 115 bps ) , 7/20/37 , Callable 7/20/26 @
100 (a) (b) ......................................................... 219 219
OCP CLO Ltd. , Series 2020-8RA , Class B2R2 , 5 .10% , 10/17/38 (a) ................... 1,470 1,470
Octagon 68 Ltd. , Series 2023-1A , Class X , 5 .63% ( TSFR3M + 130 bps ) , 10/20/36 , Callable
10/20/25 @ 100 (a) (b) ................................................ 198 198
Palmer Square Loan Funding Ltd. , Series 2024-3A , Class A2 , 5 .88% ( TSFR3M + 165 bps ) ,
8/8/32 , Callable 11/8/25 @ 100 (a) (b) ..................................... 259 259
Trimaran Cavu Ltd. , Series 2021-3A , Class C1 , 7 .06% ( TSFR3M + 273 bps ) , 1/18/35 , Callable
10/18/25 @ 100 (a) (b) ................................................ 750 749
Venture CLO Ltd. ......................................................
Series 2022-45A , Class A2FR , 4 .94% , 7/20/35 , Callable 1/20/27 @ 100 (a) .......... 1,365 1,363
Series 2022-45A , Class A2NR , 5 .83% ( TSFR3M + 155 bps ) , 7/20/35 , Callable 1/20/27 @
100 (a) (b) ......................................................... 3,302 3,302
Series 2023-47A , Class AJR , 6 .08% ( TSFR3M + 175 bps ) , 4/20/36 , Callable 7/20/26 @
100 (a) (b) ......................................................... 1,000 1,001
Series 2023-48A , Class B1 , 7 .08% ( TSFR3M + 275 bps ) , 10/20/36 , Callable 10/20/25 @
100 (a) (b) ......................................................... 197 197
Series 2024-49A , Class X , 5 .68% ( TSFR3M + 135 bps ) , 4/20/37 , Callable 4/20/26 @
100 (a) (b) ......................................................... 115 116
Series 2024-50A , Class X , 5 .58% ( TSFR3M + 125 bps ) , 10/20/37 , Callable 10/20/26 @
100 (a) (b) ......................................................... 226 226
20,370
Total Collateralized Loan Obligations (Cost $20,358)
a
a
a
20,370
Collateralized Mortgage Obligations (9.8%)
Agency CMO (0.2%):
Federal Home Loan Mortgage Corporation , Series 4772 , Class ZG , 4 .50% , 12/15/47 ....... 2,349 2,309
Agency CMO Floating (0.2%):
Federal Home Loan Mortgage Corporation .....................................
Series 5522 , Class BF , 5 .41% ( SOFR30A + 105 bps ) , 3/25/55 (b) .................. 1,915 1,915
Series 5525 , Class FA , 5 .56% ( SOFR30A + 120 bps ) , 4/25/55 (b) .................. 318 318
Series 5527 , Class FC , 5 .56% ( SOFR30A + 120 bps ) , 9/25/54 (b) .................. 436 436
2,669
Agency CMO Other (1.4%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 200 204
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 454 452
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 1,453 1,468
Series 5547 , Class V , 5 .00% , 4/25/39 ..................................... 1,502 1,520
Federal National Mortgage Association .......................................
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 113 115
Series 2024-33 , Class PB , 5 .00% , 3/25/48 ................................. 866 870
Series 2025-33 , Class P , 5 .00% , 5/25/54 ................................... 4,079 4,097
Government National Mortgage Association ....................................
Series 2020-162 , Class AB , 1 .00% , 10/20/50 ............................... 2,033 1,656
Series 2022-207 , Class NA , 3 .00% , 1/20/52 ................................ 158 140
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 249 251
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 147 148
Series 2024-19 , Class AD , 5 .00% , 6/20/53 ................................. 1,354 1,359
Series 2024-95 , Class AB , 2 .50% , 6/20/45 ................................. 1,065 945
Series 2025-131 , Class QD , 4 .50% , 7/20/51 ................................ 4,978 4,975
Series 2025-139 , Class DT , 5 .00% , 3/20/65 ................................ 359 359
Series 2025-98 , Class ET , 4 .50% , 6/20/65 ................................. 1,080 1,077
19,636
Agency Commercial MBS (0.7%):
Federal Home Loan Mortgage Corporation .....................................

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series K143 , Class A2 , 2 .35% , 3/25/32 ................................... $ 354 $ 317
Series K144 , Class A2 , 2 .45% , 4/25/32 ................................... 33 29
Series K145 , Class A2 , 2 .58% , 5/25/32 ................................... 2,547 2,305
Series K146 , Class A2 , 2 .92% , 6/25/32 ................................... 2,154 1,989
Series K147 , Class A2 , 3 .00% , 6/25/32 (d) ................................. 815 756
Series K149 , Class A2 , 3 .53% , 8/25/32 ................................... 1,178 1,127
Series K-159 , Class A2 , 4 .50% , 7/25/33 (d) ................................. 1,566 1,582
Series K536 , Class AS , 4 .85% ( SOFR30A + 50 bps ) , 11/25/29 (b) .................. 1,000 998
9,103
Commercial MBS (7.3%):
ALA Trust ............................................................
Series 2025-OANA , Class A , 5 .89% ( TSFR1M + 174 bps ) , 6/15/40 (a) (b) (c) .......... 2,328 2,337
Series 2025-OANA , Class C , 6 .24% ( TSFR1M + 209 bps ) , 6/15/40 (a) (b) (c) .......... 469 472
Series 2025-OANA , Class D , 7 .24% ( TSFR1M + 309 bps ) , 6/15/40 (a) (b) (c) .......... 909 915
AOA Mortgage Trust ....................................................
Series 2021-1177 , Class B , 5 .44% ( TSFR1M + 129 bps ) , 10/15/38 (a) (b) (c) ........... 250 236
Series 2021-1177 , Class D , 6 .09% ( TSFR1M + 194 bps ) , 10/15/38 (a) (b) (c) ........... 300 272
Series 2025-AOA , Class A , 5 .75% ( TSFR1M + 160 bps ) , 6/15/42 (a) (b) (c) ........... 3,900 3,914
AOA Trust ............................................................
Series 2025-1301 , Class A , 5 .23% , 8/11/42 (a) (c) (d) .......................... 754 763
Series 2025-1301 , Class B , 5 .48% , 8/11/42 (a) (c) (d) .......................... 479 485
Series 2025-1301 , Class C , 5 .83% , 8/11/42 (a) (c) (d) .......................... 959 971
Arbor Multifamily Mortgage Securities Trust ...................................
Series 2020-MF1 , Class AS , 3 .06% , 5/15/53 , Callable 5/15/30 @ 100 (a) (d) ......... 350 325
Series 2021-MF2 , Class B , 2 .56% , 6/15/54 , Callable 7/15/31 @ 100 (a) (d) .......... 1,050 920
Series 2022-MF4 , Class A5 , 3 .39% , 2/15/55 , Callable 2/15/32 @ 100 (a) (d) ......... 500 468
Atrium Hotel Portfolio Trust ...............................................
Series 2025-ATRM , Class B , 6 .25% ( TSFR1M + 210 bps ) , 8/15/42 (a) (b) (c) .......... 408 407
Series 2025-ATRM , Class D , 7 .45% ( TSFR1M + 330 bps ) , 8/15/42 (a) (b) (c) .......... 1,299 1,296
Series 2025-ATRM , Class F , 9 .65% ( TSFR1M + 550 bps ) , 8/15/42 (a) (b) (c) ........... 750 746
Aventura Mall Trust .....................................................
Series 2018-AVM , Class A , 4 .25% , 7/5/40 (a) (c) (d) ........................... 790 780
Series 2018-AVM , Class C , 4 .25% , 7/5/40 (a) (c) (d) ........................... 100 97
Series 2018-AVM , Class D , 4 .25% , 7/5/40 (a) (c) (d) ........................... 100 96
Benchmark Mortgage Trust ................................................
Series 2020-B19 , Class AS , 2 .15% , 9/15/53 , Callable 10/15/30 @ 100 ............. 1,000 833
Series 2022-B36 , Class XA , 0 .81% , 7/15/55 , Callable 6/15/32 @ 100 (c) (d) ......... 9,996 404
BLP Commercial Mortgage Trust , Series 2025-IND , Class A , 5 .35% ( TSFR1M + 120 bps ) ,
3/15/42 (a) (b) (c) .................................................... 300 299
BPR Trust ............................................................
Series 2021-TY , Class A , 5 .32% ( TSFR1M + 116 bps ) , 9/15/38 (a) (b) (c) ............. 500 499
Series 2021-TY , Class C , 5 .97% ( TSFR1M + 181 bps ) , 9/15/38 (a) (b) (c) ............. 120 120
Series 2021-TY , Class D , 6 .62% ( TSFR1M + 246 bps ) , 9/15/38 (a) (b) (c) ............. 310 309
Series 2022-STAR , Class A , 7 .38% ( TSFR1M + 323 bps ) , 8/15/39 (a) (b) (c) ........... 407 407
BSTN Commercial Mortgage Trust , Series 2025-1C , Class A , 5 .55% , 6/15/44 (a) (c) (d) ..... 4,569 4,689
BX Commercial Mortgage Trust ............................................
Series 2020-VIV4 , Class A , 2 .84% , 3/9/44 , Callable 3/9/30 @ 100 (a) (c) ............ 3,500 3,233
Series 2021-VOLT , Class A , 4 .96% ( TSFR1M + 81 bps ) , 9/15/36 (a) (b) (c) ............ 1,191 1,187
Series 2021-VOLT , Class B , 5 .21% ( TSFR1M + 106 bps ) , 9/15/36 (a) (b) (c) ........... 1,695 1,690
Series 2021-VOLT , Class C , 5 .36% ( TSFR1M + 121 bps ) , 9/15/36 (a) (b) (c) ........... 2,762 2,750
Series 2021-XL2 , Class B , 5 .26% ( TSFR1M + 111 bps ) , 10/15/38 (a) (b) (c) ........... 175 175
Series 2021-XL2 , Class C , 5 .46% ( TSFR1M + 131 bps ) , 10/15/38 (a) (b) (c) ........... 105 105
Series 2022-CSMO , Class A , 6 .26% ( TSFR1M + 211 bps ) , 6/15/27 (a) (b) (c) .......... 3,575 3,593
Series 2022-CSMO , Class C , 8 .04% ( TSFR1M + 389 bps ) , 6/15/27 (a) (b) (c) .......... 500 505
Series 2022-CSMO , Class D , 8 .49% ( TSFR1M + 434 bps ) , 6/15/27 (a) (b) (c) .......... 100 101
Series 2025-COPT , Class B , 6 .35% ( TSFR1M + 220 bps ) , 8/15/42 (a) (b) (c) ........... 2,064 2,064
BX Trust .............................................................
Series 2019-OC11 , Class A , 3 .20% , 12/9/41 , Callable 12/9/29 @ 100 (a) (c) .......... 1,620 1,530
Series 2021-RISE , Class A , 5 .01% ( TSFR1M + 86 bps ) , 11/15/36 (a) (b) (c) ........... 507 507
Series 2022-CLS , Class A , 5 .76% , 10/13/27 (a) (c) ............................ 1,721 1,734
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) (c) ............................ 250 248
Series 2025-GW , Class A , 5 .75% ( TSFR1M + 160 bps ) , 7/15/42 (a) (b) (c) ............ 533 534
Series 2025-GW , Class B , 6 .00% ( TSFR1M + 185 bps ) , 7/15/42 (a) (b) (c) ............ 666 667

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-GW , Class C , 6 .25% ( TSFR1M + 210 bps ) , 7/15/42 (a) (b) (c) ............ $ 400 $ 400
Series 2025-GW , Class D , 6 .90% ( TSFR1M + 275 bps ) , 7/15/42 (a) (b) (c) ............ 1,339 1,341
Series 2025-ROIC , Class A , 5 .29% ( TSFR1M + 114 bps ) , 3/15/30 (a) (b) (c) ........... 892 889
Series 2025-ROIC , Class B , 5 .54% ( TSFR1M + 139 bps ) , 3/15/30 (a) (b) (c) ........... 168 168
BXP Trust ............................................................
Series 2021-601L , Class A , 2 .62% , 1/15/44 (a) (c) ............................ 2,037 1,765
Series 2021-601L , Class B , 2 .87% , 1/15/44 (a) (c) (d) .......................... 500 431
Series 2021-601L , Class C , 2 .87% , 1/15/44 (a) (c) (d) .......................... 250 210
Series 2021-601L , Class D , 2 .87% , 1/15/44 (a) (c) (d) .......................... 1,250 1,002
CAMB Commercial Mortgage Trust .........................................
Series 2021-CX2 , Class A , 2 .70% , 11/10/46 , Callable 11/10/31 @ 100 (a) (c) ......... 250 220
Series 2021-CX2 , Class B , 2 .77% , 11/10/46 , Callable 10/11/31 @ 100 (a) ........... 150 127
COMM Mortgage Trust ..................................................
Series 2020-CX , Class A , 2 .17% , 11/10/46 , Callable 11/10/30 @ 100 (a) (c) .......... 185 160
Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (c) ............................. 267 281
Series 2024-277P , Class B , 7 .23% , 8/10/44 (a) (c) (d) .......................... 1,533 1,637
CSMC Trust , Series 2019-UVIL , Class A , 3 .16% , 12/15/41 (a) (c) ..................... 302 282
DBWF Mortgage Trust ...................................................
Series 2024-LCRS , Class A , 5 .89% ( TSFR1M + 174 bps ) , 4/15/37 (a) (b) (c) ........... 232 232
Series 2024-LCRS , Class B , 6 .39% ( TSFR1M + 224 bps ) , 4/15/37 (a) (b) (c) ........... 250 250
GFH Mortgage Trust ....................................................
Series 2025-IND , Class B , 5 .55% , 6/15/33 (a) (c) ............................. 1,266 1,279
Series 2025-IND , Class C , 6 .19% , 6/15/33 (a) (c) ............................. 950 955
GS Mortgage Securities Corp. Trust , Series 2023-SHIP , Class C , 5 .69% , 9/10/38 (a) (c) (d) ... 118 119
Hilton USA Trust .......................................................
Series 2016-HHV , Class A , 3 .72% , 11/5/38 (a) (c) ............................ 1,752 1,734
Series 2016-HHV , Class B , 4 .33% , 11/5/38 (a) (c) (d) .......................... 850 845
Series 2016-HHV , Class C , 4 .33% , 11/5/38 (a) (c) (d) .......................... 1,136 1,125
Series 2016-HHV , Class D , 4 .33% , 11/5/38 (a) (c) (d) .......................... 169 167
Houston Galleria Mall Trust , Series 2025-HGLR , Class A , 5 .64% , 2/5/45 (a) (c) (d) ......... 177 183
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26 @ 100 (a) (c) .......... 435 428
Series 2019-30HY , Class A , 3 .23% , 7/10/39 (a) (c) ............................ 579 550
Series 2019-30HY , Class D , 3 .56% , 7/10/39 (a) (c) (d) .......................... 115 106
Series 2019-55HY , Class A , 3 .04% , 12/10/41 (a) (c) (d) ......................... 2,115 1,981
Series 2025-SPRL , Class A , 5 .65% , 1/13/40 (a) (c) (d) .......................... 766 791
Series 2025-SPRL , Class B , 5 .95% , 1/13/40 (a) (c) (d) .......................... 274 283
HYT Commercial Mortgage Trust , Series 2024-RGCY , Class A , 5 .99% ( TSFR1M + 184 bps ) ,
9/15/41 (a) (b) (c) .................................................... 1,413 1,415
ILPT Commercial Mortgage Trust , Series 2022-LPFX , Class C , 3 .95% , 3/15/32 (a) (c) (d) .... 750 672
IRV Trust , Series 2025-200P , Class A , 5 .47% , 3/14/47 , Callable 2/14/35 @ 100 (a) (c) (d) .... 2,185 2,233
JW Commercial Mortgage Trust , Series 2024-MRCO , Class A , 5 .77% ( TSFR1M + 162 bps ) ,
6/15/39 (a) (b) (c) .................................................... 2,662 2,662
LBA Trust , Series 2024-7IND , Class B , 5 .89% ( TSFR1M + 174 bps ) , 10/15/41 (a) (b) (c) ...... 642 642
LEX Mortgage Trust , Series 2024-BBG , Class A , 5 .04% , 10/13/33 , Callable 10/13/28 @
100 (a) (c) (d) ....................................................... 331 333
MAD Commercial Mortgage Trust , Series 2025-11MD , Class A , 4 .75% , 10/15/42 (a) (c) (d) .. 670 668
Manhattan West Mortgage Trust ............................................
Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) (c) ............................ 3,176 3,026
Series 2020-1MW , Class B , 2 .41% , 9/10/39 (a) (c) (d) .......................... 2,762 2,636
Series 2020-1MW , Class D , 2 .41% , 9/10/39 (a) (c) (d) .......................... 166 155
MHC Commercial Mortgage Trust ..........................................
Series 2021-MHC , Class A , 5 .07% ( TSFR1M + 92 bps ) , 4/15/38 (a) (b) (c) ............ 31 31
Series 2021-MHC , Class B , 5 .37% ( TSFR1M + 122 bps ) , 4/15/38 (a) (b) (c) ........... 1,760 1,762
Series 2021-MHC , Class D , 5 .87% ( TSFR1M + 172 bps ) , 4/15/38 (a) (b) (c) ........... 400 401
MHP , Series 2022-MHIL , Class D , 5 .76% ( TSFR1M + 161 bps ) , 1/15/39 (a) (b) (c) .......... 400 400
MILE Trust , Series 2025-STNE , Class C , 6 .25% ( TSFR1M + 210 bps ) , 7/15/42 (a) (b) (c) ..... 363 363
Morgan Stanley Capital I Trust .............................................
Series 2021-PLZA , Class B , 2 .90% , 11/9/43 (a) (c) ............................ 500 429
Series 2021-PLZA , Class C , 2 .90% , 11/9/43 (a) (c) ............................ 750 618
MTN Commercial Mortgage Trust , Series 2022-LPFL , Class C , 6 .55% ( TSFR1M + 239 bps ) ,
3/15/39 (a) (b) (c) .................................................... 250 251

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
NRTH Mortgage Trust , Series 2024-PARK , Class A , 5 .79% ( TSFR1M + 164 bps ) , 3/15/39 (a) (b)
(c) ............................................................. $ 816 $ 815
NY Commercial Mortgage Trust , Series 2025-299P , Class A , 5 .85% , 2/10/47 (a) (c) (d) ...... 1,500 1,572
NYC Commercial Mortgage Trust ...........................................
Series 2025-300P , Class A , 4 .88% , 7/13/42 (a) (c) (d) .......................... 490 492
Series 2025-300P , Class B , 5 .18% , 7/13/42 (a) (c) (d) .......................... 469 471
One Bryant Park Trust , Series 2019-OBP , Class A , 2 .52% , 9/15/54 (a) (c) ................ 4,230 3,892
ONE Mortgage Trust , Series 2021-PARK , Class D , 5 .76% ( TSFR1M + 161 bps ) , 3/15/36 (a) (b)
(c) ............................................................. 225 214
SCG Commercial Mortgage Trust ...........................................
Series 2025-FLWR , Class B , 5 .70% ( TSFR1M + 155 bps ) , 8/15/42 (a) (b) (c) .......... 1,000 1,000
Series 2025-FLWR , Class C , 5 .90% ( TSFR1M + 175 bps ) , 8/15/42 (a) (b) (c) .......... 667 667
SHR Trust ............................................................
Series 2024-LXRY , Class B , 6 .60% ( TSFR1M + 245 bps ) , 10/15/41 (a) (b) (c) .......... 377 377
Series 2024-LXRY , Class C , 7 .10% ( TSFR1M + 295 bps ) , 10/15/41 (a) (b) (c) .......... 303 303
Series 2024-LXRY , Class D , 7 .75% ( TSFR1M + 360 bps ) , 10/15/41 (a) (b) (c) .......... 94 95
SLG Office Trust .......................................................
Series 2021-OVA , Class A , 2 .59% , 7/15/41 (a) (c) ............................ 625 555
Series 2021-OVA , Class B , 2 .71% , 7/15/41 (a) (c) ............................ 1,500 1,328
Series 2021-OVA , Class C , 2 .85% , 7/15/41 (a) (c) ............................ 2,477 2,190
SREIT Trust ..........................................................
Series 2021-MFP2 , Class B , 5 .44% ( TSFR1M + 129 bps ) , 11/15/36 (a) (b) (c) .......... 500 499
Series 2021-MFP2 , Class D , 5 .83% ( TSFR1M + 168 bps ) , 11/15/36 (a) (b) (c) .......... 760 759
SUMIT Mortgage Trust , Series 2022-BVUE , Class D , 2 .99% , 2/12/41 , Callable 2/12/29 @
100 (a) (c) (d) ....................................................... 1 1
SWCH Commercial Mortgage Trust , Series 2025-DATA , Class A , 5 .59% ( TSFR1M + 144 bps ) ,
2/15/42 (a) (b) (c) .................................................... 3,795 3,773
Wells Fargo Commercial Mortgage Trust ......................................
Series 2021-SAVE , Class B , 5 .82% ( TSFR1M + 166 bps ) , 2/15/40 (a) (b) (c) ........... 200 200
Series 2021-SAVE , Class C , 6 .17% ( TSFR1M + 201 bps ) , 2/15/40 (a) (b) (c) ........... 200 200
101,724
Total Collateralized Mortgage Obligations (Cost $135,277)
a
a
a
135,441
Senior Secured Loans (2.0%)
Communication Services (0.4%):
Flutter Financing B.V., Third Incremental Term B Loans, First Lien , 6 .30%
( SOFR03M + 200 bps ) , 6/4/32 (b) ......................................... 1,496 1,493
Frontier Communications Holdings LLC, Initial Term Loans, First Lien , 6 .65%
( SOFR01M + 250 bps ) , 7/1/31 (b) ......................................... 1,095 1,093
Lumen Technologies, Inc., Term Loan A, First Lien , 10 .32% ( SOFR01M + 600 bps ) , 6/1/28 (b) . 1,950 1,980
4,566
Consumer Discretionary (0.9%):
AMC Entertainment Holdings, Inc., Initial Exchange Term Loan, First Lien , 11 .13%
( SOFR01M + 700 bps ) , 1/4/29 (b) ......................................... 1,621 1,624
Aramark Services, Inc., Term Loan B8, First Lien , 6 .20% ( SOFR03M + 200 bps ) , 6/24/30 (b) .. 82 82
Aramark Services, Inc., Term Loan B8, First Lien , 6 .32% ( SOFR01M + 200 bps ) , 6/24/30 (b) .. 212 212
Burlington Coat Factory Warehouse Corp., Term Loan B7, First Lien , 6 .07%
( SOFR01M + 175 bps ) , 9/19/31 (b) ........................................ 124 124
Charter Communications Operating LLC, Term Loan B-5, First Lien , 6 .54%
( SOFR03M + 225 bps ) , 12/15/31 (b) ....................................... 570 569
Flutter Financing B.V., 2024 Refinancing Term B Loan, First Lien , 6 .05%
( SOFR03M + 175 bps ) , 11/29/30 (b) ....................................... 694 691
Four Seasons Hotels Ltd., 2025 Refinancing Term Loan, First Lien , 5 .89%
( SOFR01M + 175 bps ) , 9/22/32 (b) ........................................ 597 598
Great Outdoors Group LLC, Term Loan B, First Lien , 7 .57% ( SOFR01M + 325 bps ) , 1/23/32 (b) 537 536
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien , 7 .55%
( SOFR03M + 325 bps ) , 3/6/28 (b) ......................................... 1,200 1,168
PetSmart, Inc., Initial Term Loan, First Lien , 2/14/28 (e) ........................... 997 993
PetSmart, Inc., Initial Term Loan, First Lien , 8 .14% ( SOFR01M + 400 bps ) , 8/18/32 (b) ...... 1,500 1,477

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
The E.W. Scripps Co., Tranche B-2 Term Loan, First Lien , 9 .90% ( SOFR01M + 575 bps ) ,
6/30/28 (b) ........................................................ $ 1,723 $ 1,735
9,809
Consumer Staples (0.0%):(f)
BJ's Wholesale Club, Inc., Tranch B Term, First Lien , 5 .88% ( SOFR06M + 175 bps ) , 2/5/29 (b) 165 166
Reynolds Consumer Products LLC, Initial Term Loan, First Lien , 6 .07% ( SOFR01M + 175 bps ) ,
3/4/32 (b) ......................................................... 249 249
Sycamore Buyer LLC, Term Loan B, First Lien , 6 .41% ( SOFR01M + 225 bps ) , 5/21/32 (b) ... 499 501
916
Energy (0.0%):(f)
Hilcorp Energy I LP, Initial Loan, First Lien , 6 .15% ( SOFR01M + 200 bps ) , 2/11/30 (b) ...... 473 473
Murphy USA, Inc., Tranche B Term Loan, First Lien , 6 .03% ( SOFR01M + 175 bps ) , 4/7/32 (b) . 200 202
675
Financials (0.6%):
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 7 .05%
( SOFR03M + 275 bps ) , 2/18/31 (b) ........................................ 64 63
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 6 .95%
( SOFR06M + 275 bps ) , 2/18/31 (b) ........................................ 1,180 1,173
AS Mileage Plan IP Ltd., Initial Term Loan, First Lien , 6 .08% ( SOFR03M + 175 bps ) ,
10/15/31 (b) ....................................................... 123 123
Boost Newco Borrower LLC, Term Loan B-2, First Lien , 6 .30% ( SOFR03M + 200 bps ) ,
1/31/31 (b) ........................................................ 99 99
Colossus Acquireco LLC, Initial Term Loan, First Lien , 5 .75% ( SOFRDAILY + 175 bps ) ,
7/30/32 (b) ........................................................ 1,500 1,490
CPI Holdco B LLC, Initial Term Loan, First Lien , 6 .32% ( SOFR01M + 200 bps ) , 5/19/31 (b) .. 997 996
Delta 2 (LUX) SARL, Incremental Term Loan, First Lien , 6 .29% ( SOFR03M + 200 bps ) ,
9/19/31 (b) ........................................................ 100 100
Delta 2 (LUX) SARL, Term Loan B, First Lien , 6 .30% ( SOFR03M + 200 bps ) , 9/19/31 (b) .... 150 150
Directv Financing LLC, 2024 Refinancing Term B Loan, First Lien , 9 .56%
( SOFR03M + 525 bps ) , 8/2/29 (b) ......................................... 949 950
Focus Financial Partners LLC, Tranche B Incremental Term Loan, First Lien , 7 .07%
( SOFR01M + 275 bps ) , 9/15/31 (b) ........................................ 896 896
OneDigital Borrower LLC, 2025 Refinancing Term Loans, First Lien , 7 .32%
( SOFR01M + 300 bps ) , 7/2/31 (b) ......................................... 123 123
Truist Insurance Holdings LLC, Term Loan B, First Lien , 7 .05% ( SOFR03M + 275 bps ) ,
5/6/31 (b) ......................................................... 276 275
Voyager Parent LLC, Term B Loans, First Lien , 9 .04% ( SOFR03M + 475 bps ) , 7/1/32 (b) ..... 1,775 1,777
8,215
Industrials (0.0%):(f)
Arcosa, Inc., 2025 Refinancing Term Loan, First Lien , 6 .32% ( SOFR01M + 200 bps ) , 6/17/32 (b) 128 128
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien , 8 .08%
( SOFR03M + 375 bps ) , 10/20/27 , Callable 9/30/25 @ 100 (b) ..................... 2 2
Herc Holdings, Inc., Initial Term Loans, First Lien , 6 .25% ( SOFR01M + 200 bps ) , 6/2/32 (b) .. 500 502
Janus International Group LLC, Term Loan B, First Lien , 6 .70% ( SOFR03M + 250 bps ) ,
8/5/30 (b) ......................................................... 44 44
676
Information Technology (0.0%):(f)
Open Text Corp., Term Loan B, First Lien , 6 .07% ( SOFR01M + 175 bps ) , 1/31/30 (b) ....... 280 279
Sandisk Corp., Term B Loan, First Lien , 7 .14% ( SOFR01M + 300 bps ) , 2/23/32 (b) ......... 413 413
UKG, Inc., Initial Term Loans, First Lien , 6 .81% ( SOFR03M + 250 bps ) , 2/10/31 (b) ........ 33 33
725
Materials (0.1%):
Asplundh Tree Expert LLC, Term Loan B, First Lien , 6 .07% ( SOFR01M + 175 bps ) , 5/23/31 (b) 147 147
CNT Holdings I Corp., 2025 Replacement Term Loans, First Lien , 6 .56%
( SOFR03M + 225 bps ) , 11/8/32 (b) ........................................ 465 465
DK Crown Holdings, Inc., Term B Loans, First Lien , 6 .00% ( SOFR01M + 175 bps ) , 3/4/32 (b) . 697 695
Knife River Corp., Initial Tranche B Term Loans, First Lien , 6 .12% ( SOFR03M + 200 bps ) ,
3/8/32 (b) ......................................................... 199 199
Light & Wonder International, Inc., Term B-2 Loans, First Lien , 6 .39% ( SOFR01M + 225 bps ) ,
4/16/29 (b) ........................................................ 242 242

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
The Chemours Co., Term Loan B, First Lien , 7 .32% ( SOFR01M + 300 bps ) , 8/18/28 (b) ...... $ 204 $ 204
1,952
Real Estate (0.0%):(f)
OEG Borrower LLC, Amendment No.1 Term Loan, First Lien , 7 .64% ( SOFR01M + 350 bps ) ,
6/30/31 (b) ........................................................ 50 50
Utilities (0.0%):(f)
NRG Energy, Inc., 2024 New Term Loans, First Lien , 6 .06% ( SOFR03M + 175 bps ) , 4/16/31 (b) 317 317
SGH2 LLC, Initial Term Loan, First Lien , 8 .51% ( SOFR06M + 450 bps ) , 8/18/32 (b) ........ 238 238
555
Total Senior Secured Loans (Cost $28,050)
a
a
a
28,139
Corporate Bonds (18.9%)
Communication Services (1.7%):
AMC Networks, Inc. , 10 .50% , 7/15/32 , Callable 7/15/28 @ 105.25 (a) ................. 583 617
AT&T, Inc. , 4 .50% , 5/15/35 , Callable 11/15/34 @ 100 ............................ 386 372
Charter Communications Operating LLC/Charter Communications Operating Capital
5 .85% , 12/1/35 , Callable 9/1/35 @ 100 ................................... 360 364
4 .80% , 3/1/50 , Callable 9/1/49 @ 100 .................................... 60 47
Clear Channel Outdoor Holdings, Inc. , 7 .88% , 4/1/30 , Callable 10/1/26 @ 103.94 (a) ....... 450 473
Directv Financing LLC/Directv Financing Co-Obligor, Inc. , 10 .00% , 2/15/31 , Callable 2/15/27
@ 105 (a) ......................................................... 689 689
DISH DBS Corp. , 7 .75% , 7/1/26 ............................................ 1,816 1,803
DISH Network Corp. , 11 .75% , 11/15/27 , Callable 10/13/25 @ 105.88 (a) ............... 1,994 2,110
EchoStar Corp.
10 .75% , 11/30/29 , Callable 11/30/26 @ 105.38 .............................. 4,211 4,633
6 .75% , 11/30/30 , Callable 11/30/26 @ 102 (g) ............................... 5,229 5,390
Frontier Communications Holdings LLC , 6 .75% , 5/1/29 , Callable 11/2/25 @ 101.69 (a) ..... 782 790
Lamar Media Corp. , 5 .38% , 11/1/33 , Callable 11/1/28 @ 102.69 (a) ................... 798 792
Paramount Global , 4 .38% , 3/15/43 .......................................... 827 638
ROBLOX Corp. , 3 .88% , 5/1/30 , Callable 11/2/25 @ 100.97 (a) ...................... 612 584
T-Mobile US, Inc.
5 .30% , 5/15/35 , Callable 2/15/35 @ 100 .................................. 893 915
5 .50% , 1/15/55 , Callable 7/15/54 @ 100 .................................. 562 543
Warnermedia Holdings, Inc. , 5 .05% , 3/15/42 , Callable 9/15/41 @ 100 ................. 1,556 1,242
WMG Acquisition Corp. , 3 .88% , 7/15/30 , Callable 11/2/25 @ 101.94 (a) ............... 1,584 1,503
23,505
Consumer Discretionary (0.9%):
AutoNation, Inc. , 5 .89% , 3/15/35 , Callable 12/15/34 @ 100 ........................ 183 189
Boyne USA, Inc. , 4 .75% , 5/15/29 , Callable 11/2/25 @ 101.19 (a) ..................... 998 979
D.R. Horton, Inc. , 5 .50% , 10/15/35 , Callable 7/15/35 @ 100 ........................ 345 358
Daimler Truck Finance North America LLC , 5 .38% , 6/25/34 , Callable 3/25/34 @ 100 (a) .... 907 925
ERAC USA Finance LLC , 4 .90% , 5/1/33 , Callable 2/1/33 @ 100 (a) ................... 788 801
Genuine Parts Co. , 2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ......................... 944 837
Hyatt Hotels Corp.
5 .75% , 3/30/32 , Callable 1/30/32 @ 100 .................................. 14 15
5 .50% , 6/30/34 , Callable 3/30/34 @ 100 .................................. 99 101
LKQ Corp. , 6 .25% , 6/15/33 , Callable 3/15/33 @ 100 ............................. 287 306
Lowe's Cos., Inc. , 4 .85% , 10/15/35 , Callable 7/15/35 @ 100 ........................ 2,748 2,723
Marriott International, Inc.
5 .25% , 10/15/35 , Callable 7/15/35 @ 100 ................................. 425 429
5 .50% , 4/15/37 , Callable 1/15/37 @ 100 .................................. 179 183
Meritage Homes Corp. , 5 .65% , 3/15/35 , Callable 12/15/34 @ 100 .................... 592 601
O'Reilly Automotive, Inc. , 5 .00% , 8/19/34 , Callable 5/19/34 @ 100 ................... 1,072 1,082
PetSmart LLC/PetSmart Finance Corp. , 7 .50% , 9/15/32 , Callable 9/15/28 @ 103.75 (a) ..... 827 829
PulteGroup, Inc. , 6 .00% , 2/15/35 ............................................ 671 720
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co. , 6 .63% ,
5/1/32 , Callable 5/1/27 @ 103.31 (a) ..................................... 532 542
Toll Brothers Finance Corp. , 5 .60% , 6/15/35 , Callable 3/15/35 @ 100 ................. 680 697
Tractor Supply Co. , 1 .75% , 11/1/30 , Callable 8/1/30 @ 100 ......................... 579 509
12,826

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Consumer Staples (1.3%):
7-Eleven, Inc.
1 .80% , 2/10/31 , Callable 11/10/30 @ 100 (a) ................................ $ 1,539 $ 1,338
2 .80% , 2/10/51 , Callable 8/2/50 @ 100 (a) ................................. 150 92
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC , 6 .50% , 2/15/28 ,
Callable 11/2/25 @ 103.25 (a) .......................................... 131 133
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (a) ................. 1,188 1,206
Coca-Cola Consolidated, Inc. , 5 .45% , 6/1/34 , Callable 3/1/34 @ 100 .................. 1,133 1,185
Dollar Tree, Inc. , 2 .65% , 12/1/31 , Callable 9/1/31 @ 100 ........................... 605 540
General Mills, Inc. , 2 .25% , 10/14/31 , Callable 7/14/31 @ 100 ....................... 675 595
JBS USA Holding LUX SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5 .50% , 1/15/36 , Callable 10/15/35 @ 100 (a) ............................... 781 795
6 .25% , 3/1/56 , Callable 9/1/55 @ 100 (a) .................................. 541 555
Kellanova , 4 .50% , 4/1/46 ................................................. 311 273
Keurig Dr. Pepper, Inc. , 5 .15% , 5/15/35 , Callable 2/15/35 @ 100 ..................... 2,089 2,070
Kraft Heinz Foods Co. , 6 .88% , 1/26/39 ....................................... 2,176 2,427
Mars, Inc. , 5 .20% , 3/1/35 , Callable 12/1/34 @ 100 (a) ............................. 1,296 1,324
PepsiCo, Inc. , 5 .00% , 7/23/35 , Callable 4/23/35 @ 100 ............................ 763 776
Sodexo, Inc. , 5 .80% , 8/15/35 , Callable 5/15/35 @ 100 (a) .......................... 1,609 1,686
Sysco Corp. , 5 .40% , 3/23/35 , Callable 12/23/34 @ 100 ............................ 1,472 1,521
The Hershey Co. , 5 .10% , 2/24/35 , Callable 11/24/34 @ 100 ........................ 531 546
The J.M. Smucker Co. , 6 .50% , 11/15/53 , Callable 5/15/53 @ 100 (h) .................. 612 676
The Kroger Co. , 5 .50% , 9/15/54 , Callable 3/15/54 @ 100 .......................... 572 557
18,295
Energy (0.8%):
Cheniere Energy Partners LP , 5 .55% , 10/30/35 , Callable 4/30/35 @ 100 (a) .............. 406 415
CITGO Petroleum Corp. , 8 .38% , 1/15/29 , Callable 11/2/25 @ 104.19 (a) ............... 1,042 1,087
Coterra Energy, Inc. , 5 .40% , 2/15/35 , Callable 11/15/34 @ 100 ...................... 279 282
Diamondback Energy, Inc.
5 .40% , 4/18/34 , Callable 1/18/34 @ 100 .................................. 209 214
5 .75% , 4/18/54 , Callable 10/18/53 @ 100 ................................. 475 457
DT Midstream, Inc. , 5 .80% , 12/15/34 , Callable 9/15/34 @ 100 (a) .................... 796 822
Enterprise Products Operating LLC , 5 .20% , 1/15/36 , Callable 10/15/35 @ 100 ........... 1,049 1,066
Evergy Missouri West Storm Funding I LLC , 5 .10% , 12/1/38 ....................... 203 207
Florida Gas Transmission Co. LLC , 5 .75% , 7/15/35 , Callable 4/15/35 @ 100 (a) .......... 423 439
Harvest Midstream I LP , 7 .50% , 5/15/32 , Callable 5/15/27 @ 103.75 (a) ................ 40 41
Helmerich & Payne, Inc. , 5 .50% , 12/1/34 , Callable 9/1/34 @ 100 (h) .................. 100 98
Occidental Petroleum Corp. , 6 .45% , 9/15/36 ................................... 3 3
ONEOK, Inc.
5 .40% , 10/15/35 , Callable 7/15/35 @ 100 ................................. 1,170 1,175
5 .15% , 10/15/43 , Callable 4/15/43 @ 100 ................................. 203 186
Permian Resources Operating LLC , 6 .25% , 2/1/33 , Callable 8/1/27 @ 103.13 (a) .......... 792 807
Plains All American Pipeline LP/PAA Finance Corp. , 5 .70% , 9/15/34 , Callable 6/15/34 @ 100 694 715
Viper Energy Partners LLC , 5 .70% , 8/1/35 , Callable 5/1/35 @ 100 .................... 1,147 1,167
Vnom Sub, Inc. , 5 .38% , 11/1/27 , Callable 11/1/25 @ 100 (a) ........................ 1,409 1,410
10,591
Financials (6.0%):
Acrisure LLC/Acrisure Finance, Inc. , 6 .75% , 7/1/32 , Callable 7/1/28 @ 103.38 (a) ......... 716 738
American Express Co. , 5 .28% ( SOFR + 142 bps ) , 7/26/35 , Callable 7/26/34 @ 100 (b) ....... 34 35
American National Global Funding , 5 .55% , 1/28/30 (a) ............................ 374 385
Amrize Finance US LLC , 5 .40% , 4/7/35 , Callable 1/7/35 @ 100 (a) ................... 1,185 1,220
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. , 5 .25% , 4/15/30 , Callable 11/2/25
@ 102.63 (a) ...................................................... 1,177 1,102
Aon Corp./Aon Global Holdings PLC , 5 .35% , 2/28/33 , Callable 11/28/32 @ 100 ......... 997 1,041
Arthur J. Gallagher & Co.
5 .45% , 7/15/34 , Callable 4/15/34 @ 100 .................................. 605 626
5 .55% , 2/15/55 , Callable 8/15/54 @ 100 .................................. 1,770 1,732
Bank of America Corp. , 2 .48% ( H15T5Y + 120 bps ) , 9/21/36 , Callable 9/21/31 @ 100 (b) .... 693 602
Block, Inc. , 6 .00% , 8/15/33 , Callable 8/15/28 @ 103 (a) ............................ 317 325
Blue Owl Finance LLC , 6 .25% , 4/18/34 , Callable 1/18/34 @ 100 ..................... 185 194
Blue Owl Technology Finance Corp. , 4 .75% , 12/15/25 , Callable 11/15/25 @ 100 (a) ....... 421 421
BMW US Capital LLC , 5 .20% , 8/11/35 , Callable 5/11/35 @ 100 (a) ................... 1,095 1,107

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Boost Newco Borrower LLC , 7 .50% , 1/15/31 , Callable 1/15/27 @ 103.75 (a) ............ $ 6,951 $ 7,375
Brown & Brown, Inc.
5 .65% , 6/11/34 , Callable 3/11/34 @ 100 .................................. 350 363
5 .55% , 6/23/35 , Callable 3/23/35 @ 100 .................................. 1,086 1,117
6 .25% , 6/23/55 , Callable 12/12/54 @ 100 ................................. 335 352
Citigroup, Inc. , 4 .00% ( H15T5Y + 360 bps ) , Callable 12/10/25 @ 100 (b) (i) .............. 482 480
Citizens Financial Group, Inc. , 5 .65% ( H15T5Y + 531 bps ) , Callable 10/6/25 @ 100 (b) (i) .... 2,408 2,408
Clearinghouse Community Development Financial Institution , 7 .00% , 10/15/30 , Callable
9/15/30 @ 100 (a) ................................................... 430 449
Diageo Investment Corp. , 5 .63% , 4/15/35 , Callable 1/15/35 @ 100 ................... 1,088 1,155
Fiserv, Inc. , 5 .25% , 8/11/35 , Callable 5/11/35 @ 100 .............................. 1,173 1,186
Focus Financial Partners LLC , 6 .75% , 9/15/31 , Callable 9/15/27 @ 103.38 (a) ............ 467 478
Ford Motor Credit Co. LLC
5 .11% , 5/3/29 , Callable 2/3/29 @ 100 .................................... 304 302
6 .13% , 3/8/34 , Callable 12/8/33 @ 100 ................................... 532 535
Global Atlantic Fin Co. , 7 .95% , 6/15/33 , Callable 3/15/33 @ 100 (a) ................... 100 116
Global Payments, Inc.
4 .15% , 8/15/49 , Callable 2/15/49 @ 100 .................................. 421 321
5 .95% , 8/15/52 , Callable 2/15/52 @ 100 .................................. 277 272
HAT Holdings I LLC/HAT Holdings II LLC , 8 .00% , 6/15/27 , Callable 3/15/27 @ 100 (a) .... 506 527
Huntington Bancshares, Inc. , 2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (b) . 500 428
Jane Street Group/JSG Finance, Inc. , 6 .75% , 5/1/33 , Callable 5/1/28 @ 103.38 (a) ......... 2,353 2,445
Jefferies Finance LLC/JFIN Co-Issuer Corp. , 6 .63% , 10/15/31 , Callable 10/15/27 @ 103.31 (a) 526 530
JPMorgan Chase & Co.
2 .96% ( SOFR + 126 bps ) , 1/25/33 , Callable 1/25/32 @ 100 (b) .................... 381 348
5 .77% ( SOFR + 149 bps ) , 4/22/35 , Callable 4/22/34 @ 100 (b) .................... 361 385
5 .58% ( SOFR + 164 bps ) , 7/23/36 , Callable 7/23/35 @ 100 (b) .................... 1,805 1,873
KeyCorp
4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (b) ............ 145 145
6 .40% ( SOFRINDX + 242 bps ) , 3/6/35 , Callable 3/6/34 @ 100 (b) ................. 298 323
KKR & Co., Inc. , 5 .10% , 8/7/35 , Callable 5/7/35 @ 100 ........................... 992 994
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. , 7 .00% , 7/15/31 ,
Callable 7/15/27 @ 103.5 (a) ........................................... 1,222 1,284
LPL Holdings, Inc. , 5 .65% , 3/15/35 , Callable 12/15/34 @ 100 ....................... 407 414
M&T Bank Corp. , 5 .40% ( H15T5Y + 143 bps ) , 7/30/35 , Callable 7/30/30 @ 100 (b) ........ 825 831
Marsh & McLennan Cos., Inc. , 5 .40% , 3/15/55 , Callable 9/15/54 @ 100 ............... 556 546
MassMutual Global Funding II , 5 .05% , 8/26/35 (a) ............................... 3,996 4,043
MetLife, Inc. , 9 .25% , 4/8/38 , Callable 4/8/33 @ 100 (a) ............................ 55 66
Metropolitan Life Global Funding I , 2 .40% , 1/11/32 (a) ............................ 650 575
Mobius Merger Sub, Inc. , 9 .00% , 6/1/30 , Callable 6/1/26 @ 104.5 (a) .................. 1,240 1,048
Morgan Stanley
5 .32% ( SOFR + 156 bps ) , 7/19/35 , Callable 7/19/34 @ 100 (b) .................... 388 400
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (b) .................... 654 568
Morgan Stanley Private Bank NA , 4 .73% ( SOFR + 108 bps ) , 7/18/31 , Callable 7/18/30 @ 100 (b) 651 661
MSCI, Inc. , 5 .25% , 9/1/35 , Callable 6/1/35 @ 100 ............................... 541 545
New York Life Global Funding
1 .85% , 8/1/31 (a) ................................................... 1,325 1,154
5 .35% , 1/23/35 (a) .................................................. 1,713 1,785
Northern Trust Corp. , 6 .13% , 11/2/32 , Callable 8/2/32 @ 100 ....................... 1,228 1,343
Penske Truck Leasing Co. LP/PTL Finance Corp. , 6 .20% , 6/15/30 , Callable 4/15/30 @ 100 (a) 507 542
PPL Capital Funding, Inc. , 5 .25% , 9/1/34 , Callable 6/1/34 @ 100 ..................... 124 127
Raymond James Financial, Inc. , 4 .90% , 9/11/35 , Callable 6/11/35 @ 100 ............... 1,179 1,166
Rocket Cos., Inc. , 6 .38% , 8/1/33 , Callable 1/8/28 @ 103 (a) ......................... 294 304
Ryan Specialty LLC , 5 .88% , 8/1/32 , Callable 8/1/27 @ 102.94 (a) .................... 2,930 2,965
Santander Holdings USA, Inc. , 6 .34% ( SOFR + 214 bps ) , 5/31/35 , Callable 5/31/34 @ 100 (b) . 455 485
State Street Corp.
4 .16% ( SOFR + 173 bps ) , 8/4/33 , Callable 8/4/32 @ 100 (b) ...................... 750 732
6 .12% ( SOFR + 196 bps ) , 11/21/34 , Callable 11/21/33 @ 100 (b) .................. 579 627
Stonepeak Nile Parent LLC , 7 .25% , 3/15/32 , Callable 3/15/28 @ 103.63 (a) ............. 652 686
Swepco Storm Recovery Funding LLC , 4 .88% , 9/1/39 ............................ 478 481
Synovus Financial Corp. , 7 .54% ( USISOA05 + 338 bps ) , 2/7/29 (b) .................... 958 1,002
Texas Capital Bancshares, Inc. , 4 .00% ( H15T5Y + 315 bps ) , 5/6/31 , Callable 5/6/26 @ 100 (b) . 500 492

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
The Bank of New York Mellon Corp.
5 .19% ( SOFR + 142 bps ) , 3/14/35 , Callable 3/14/34 @ 100 (b) .................... $ 2,215 $ 2,281
5 .61% ( SOFR + 177 bps ) , 7/21/39 , Callable 7/21/34 @ 100 (b) .................... 960 1,005
The Carlyle Group, Inc. , 5 .05% , 9/19/35 , Callable 6/19/35 @ 100 .................... 1,358 1,348
The Charles Schwab Corp.
4 .00% ( H15T5Y + 317 bps ) , Callable 6/1/26 @ 100 (b) (i) ........................ 583 576
5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (b) .................... 352 377
The Goldman Sachs Group, Inc. , 5 .85% ( SOFR + 155 bps ) , 4/25/35 , Callable 4/25/34 @ 100 (b) 1,106 1,178
The Northwestern Mutual Life Insurance Co. , 6 .17% , 5/29/55 , Callable 11/29/54 @ 100 (a) .. 979 1,059
The PNC Financial Services Group, Inc.
5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @ 100 (b) .................... 1,383 1,458
5 .58% ( SOFR + 139 bps ) , 1/29/36 , Callable 1/29/35 @ 100 (b) .................... 365 381
5 .37% ( SOFR + 142 bps ) , 7/21/36 , Callable 7/21/35 @ 100 (b) .................... 1,132 1,165
Toyota Motor Credit Corp. , 5 .35% , 1/9/35 ..................................... 1,214 1,269
TPG Operating Group II LP , 5 .38% , 1/15/36 , Callable 10/15/35 @ 100 ................. 1,365 1,369
Truist Financial Corp.
4 .95% ( H15T5Y + 461 bps ) , Callable 10/8/25 @ 100 (b) (i) ....................... 1,107 1,105
5 .10% ( H15T10Y + 435 bps ) , Callable 3/1/30 @ 100 (b) (i) ....................... 8 8
U.S. Bancorp , 4 .97% ( SOFR + 211 bps ) , 7/22/33 , Callable 7/22/32 @ 100 (b) ............. 543 545
Veritex Holdings, Inc. , 4 .13% ( TSFR3M + 400 bps ) , 10/15/30 , Callable 1/15/26 @ 100 (b) .... 674 669
Voyager Parent LLC , 9 .25% , 7/1/32 , Callable 7/1/28 @ 104.63 (a) .................... 2,438 2,578
Wells Fargo & Co. , 3 .90% ( H15T5Y + 345 bps ) , Callable 3/15/26 @ 100 (b) (i) ............ 4,473 4,432
Willis North America, Inc.
5 .35% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 719 743
5 .90% , 3/5/54 , Callable 9/5/53 @ 100 .................................... 676 688
83,541
Health Care (1.3%):
Agilent Technologies, Inc. , 4 .75% , 9/9/34 , Callable 6/9/34 @ 100 .................... 399 397
Alcon Finance Corp. , 5 .75% , 12/6/52 , Callable 6/6/52 @ 100 (a) ..................... 721 741
Amgen, Inc. , 3 .00% , 1/15/52 , Callable 7/15/51 @ 100 ............................. 100 66
Centene Corp.
4 .63% , 12/15/29 , Callable 11/2/25 @ 102.31 ............................... 2,328 2,258
2 .50% , 3/1/31 , Callable 12/1/30 @ 100 ................................... 651 561
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC , 6 .63% , 7/15/30 ,
Callable 7/16/26 @ 103.31 (a) .......................................... 1,066 1,089
CVS Health Corp. , 6 .75% ( H15T5Y + 252 bps ) , 12/10/54 , Callable 9/10/34 @ 100 (b) ....... 65 67
DENTSPLY SIRONA, Inc.
3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................................... 1,813 1,667
8 .38% ( H15T5Y + 438 bps ) , 9/12/55 , Callable 6/12/30 @ 100 (b) .................. 1,528 1,576
HCA, Inc.
5 .60% , 4/1/34 , Callable 1/1/34 @ 100 .................................... 2 2
5 .75% , 3/1/35 , Callable 12/1/34 @ 100 ................................... 803 840
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .88% , 6/15/54 , Callable 12/15/53 @
100 (a) ........................................................... 455 446
Orlando Health Obligated Group , 5 .48% , 10/1/35 , Callable 4/1/35 @ 100 ............... 1,685 1,761
Solventum Corp. , 5 .60% , 3/23/34 , Callable 12/23/33 @ 100 ........................ 414 431
Takeda US Financing, Inc. , 5 .20% , 7/7/35 , Callable 4/7/35 @ 100 .................... 1,024 1,041
The Cigna Group , 5 .25% , 1/15/36 , Callable 10/15/35 @ 100 ........................ 908 920
Thermo Fisher Scientific, Inc. , 4 .89% , 10/7/37 , Callable 7/7/37 @ 100 ................. 981 981
UnitedHealth Group, Inc. , 5 .63% , 7/15/54 , Callable 1/15/54 @ 100 ................... 894 889
Universal Health Services, Inc. , 5 .05% , 10/15/34 , Callable 7/15/34 @ 100 .............. 585 571
Zimmer Biomet Holdings, Inc. , 5 .20% , 9/15/34 , Callable 6/15/34 @ 100 ............... 760 778
Zoetis, Inc. , 5 .00% , 8/17/35 , Callable 5/17/35 @ 100 ............................. 835 843
17,925
Industrials (2.4%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 100 90
Air Lease Corp. , 4 .65% ( H15T5Y + 408 bps ) , Callable 6/15/26 @ 100 (b) (i) .............. 34 34
American Airlines Pass Through Trust , 3 .70% , 10/15/25 ........................... 177 176
American Builders & Contractors Supply Co., Inc. , 4 .00% , 1/15/28 , Callable 11/2/25 @ 100 (a) 695 682
Aon North America, Inc. , 5 .75% , 3/1/54 , Callable 9/1/53 @ 100 ..................... 267 269
BlueLinx Holdings, Inc. , 6 .00% , 11/15/29 , Callable 11/2/25 @ 103 (a) ................. 867 852
Carlisle Cos., Inc. , 5 .55% , 9/15/40 , Callable 6/15/40 @ 100 ......................... 490 496

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
CRH America Finance, Inc.
5 .50% , 1/9/35 , Callable 10/9/34 @ 100 ................................... $ 795 $ 829
5 .88% , 1/9/55 , Callable 7/9/54 @ 100 .................................... 405 426
Delta Air Lines Pass Through Trust , 2 .50% , 6/10/28 .............................. 88 84
Delta Air Lines, Inc.
3 .75% , 10/28/29 , Callable 7/28/29 @ 100 ................................. 201 195
5 .25% , 7/10/30 , Callable 6/10/30 @ 100 .................................. 339 346
EMRLD Borrower LP/Emerald Co-Issuer, Inc. , 6 .75% , 7/15/31 , Callable 7/15/27 @ 103.38 (a) 488 507
Esab Corp. , 6 .25% , 4/15/29 , Callable 4/15/26 @ 103.13 (a) ......................... 534 549
Extra Space Storage LP , 5 .35% , 1/15/35 , Callable 10/15/34 @ 100 .................... 1,159 1,181
Genesee & Wyoming, Inc. , 6 .25% , 4/15/32 , Callable 4/15/27 @ 103.13 (a) .............. 744 757
GXO Logistics, Inc. , 6 .50% , 5/6/34 , Callable 2/6/34 @ 100 ......................... 234 251
HEICO Corp. , 5 .35% , 8/1/33 , Callable 5/1/33 @ 100 ............................. 1,145 1,188
JetBlue Pass Through Trust , 2 .75% , 11/15/33 ................................... 156 138
JH North America Holdings, Inc. , 6 .13% , 7/31/32 , Callable 7/31/28 @ 103.06 (a) ......... 3,580 3,668
Kennametal, Inc. , 4 .63% , 6/15/28 , Callable 3/15/28 @ 100 ......................... 1,098 1,106
Lockheed Martin Corp. , 5 .00% , 8/15/35 , Callable 5/15/35 @ 100 ..................... 947 962
MasTec, Inc. , 5 .90% , 6/15/29 , Callable 5/15/29 @ 100 ............................ 132 138
Northwestern Mutual Global Funding , 4 .96% , 1/13/30 (a) .......................... 157 161
OneSky Flight LLC , 8 .88% , 12/15/29 , Callable 12/15/26 @ 104.44 (a) ................. 374 396
Otis Worldwide Corp. , 5 .13% , 9/4/35 , Callable 6/4/35 @ 100 ....................... 859 869
Paychex, Inc. , 5 .60% , 4/15/35 , Callable 1/15/35 @ 100 ............................ 1,005 1,052
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 49 53
Resideo Funding, Inc. , 6 .50% , 7/15/32 , Callable 7/15/27 @ 103.25 (a) ................. 587 602
Roller Bearing Co. of America, Inc. , 4 .38% , 10/15/29 , Callable 11/2/25 @ 101.09 (a) ....... 424 412
RXO, Inc. , 7 .50% , 11/15/27 , Callable 11/2/25 @ 103.75 (a) ......................... 1,585 1,617
Spirit AeroSystems, Inc.
9 .38% , 11/30/29 , Callable 11/30/25 @ 104.69 (a) ............................ 393 414
9 .75% , 11/15/30 , Callable 11/15/26 @ 104.88 (a) ............................ 3,253 3,578
The Boeing Co.
6 .88% , 3/15/39 .................................................... 3,582 4,055
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 804 803
6 .86% , 5/1/54 , Callable 11/1/53 @ 100 ................................... 527 601
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 1,126 1,079
United Airlines Pass Through Trust
4 .00% , 4/11/26 ..................................................... 454 453
5 .88% , 2/15/37 .................................................... 128 131
United Airlines, Inc. , 4 .63% , 4/15/29 , Callable 10/15/28 @ 100 (a) .................... 130 128
Weir Group, Inc. , 5 .35% , 5/6/30 , Callable 4/6/30 @ 100 (a) ......................... 1,311 1,348
XPO, Inc. , 6 .25% , 6/1/28 , Callable 10/13/25 @ 103.13 (a) .......................... 840 857
33,533
Information Technology (1.3%):
Atlassian Corp. , 5 .50% , 5/15/34 , Callable 2/15/34 @ 100 .......................... 1,227 1,264
Cadence Design Systems, Inc. , 4 .70% , 9/10/34 , Callable 6/10/34 @ 100 ................ 981 979
Dell International LLC/EMC Corp. , 5 .10% , 2/15/36 , Callable 11/15/35 @ 100 ........... 1,023 1,017
Fair Isaac Corp. , 6 .00% , 5/15/33 , Callable 5/15/28 @ 103 (a) ........................ 1,196 1,215
Foundry JV Holdco LLC
6 .40% , 1/25/38 , Callable 10/25/37 @ 100 (a) ............................... 1,728 1,873
6 .30% , 1/25/39 , Callable 10/25/38 @ 100 (a) ............................... 694 747
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 1,123 1,129
Micron Technology, Inc. , 6 .05% , 11/1/35 , Callable 8/2/35 @ 100 ..................... 355 379
Oracle Corp.
5 .20% , 9/26/35 , Callable 6/26/35 @ 100 .................................. 1,374 1,381
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 807 719
5 .95% , 9/26/55 , Callable 3/26/55 @ 100 .................................. 2,061 2,055
Qnity Electronics, Inc. , 5 .75% , 8/15/32 , Callable 8/15/28 @ 102.88 (a) ................. 1,347 1,359
Roper Technologies, Inc. , 5 .10% , 9/15/35 , Callable 6/15/35 @ 100 ................... 1,080 1,089
Solstice Advanced Materials, Inc. , 9/16/32 (j) ................................... 500 501
South Bow USA Infrastructure Holdings LLC , 5 .58% , 10/1/34 , Callable 7/1/34 @ 100 ..... 81 81
Synopsys, Inc. , 5 .15% , 4/1/35 , Callable 1/1/35 @ 100 ............................. 588 598
Trimble, Inc. , 6 .10% , 3/15/33 , Callable 12/15/32 @ 100 ........................... 455 489

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
VMware LLC , 2 .20% , 8/15/31 , Callable 5/15/31 @ 100 ........................... $ 550 $ 485
17,360
Materials (1.2%):
Amcor Flexibles North America, Inc. , 5 .50% , 3/17/35 , Callable 12/17/34 @ 100 (h) ........ 1,278 1,317
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 657 610
Ecolab, Inc. , 5 .00% , 9/1/35 , Callable 6/1/35 @ 100 ............................... 867 884
Huntsman International LLC
4 .50% , 5/1/29 , Callable 2/1/29 @ 100 .................................... 798 764
2 .95% , 6/15/31 , Callable 3/15/31 @ 100 .................................. 799 675
LYB International Finance III LLC , 3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ............. 3,208 2,370
Martin Marietta Materials, Inc.
5 .15% , 12/1/34 , Callable 9/1/34 @ 100 ................................... 363 370
5 .50% , 12/1/54 , Callable 6/1/54 @ 100 ................................... 783 777
Olin Corp.
5 .00% , 2/1/30 , Callable 11/2/25 @ 101.25 ................................. 375 366
6 .63% , 4/1/33 , Callable 4/1/28 @ 103.31 (a) ................................ 1,000 1,006
Packaging Corp. of America , 5 .20% , 8/15/35 , Callable 5/15/35 @ 100 ................. 488 497
Panther Escrow Issuer LLC , 7 .13% , 6/1/31 , Callable 6/1/27 @ 103.56 (a) ............... 841 875
Reliance, Inc. , 6 .85% , 11/15/36 ............................................. 215 240
Sonoco Products Co. , 5 .00% , 9/1/34 , Callable 6/1/34 @ 100 (h) ...................... 1,095 1,083
Syensqo Finance America LLC , 5 .85% , 6/4/34 , Callable 3/4/34 @ 100 (a) ............... 945 987
The Dow Chemical Co.
5 .65% , 3/15/36 , Callable 12/15/35 @ 100 (h) ............................... 1,557 1,564
6 .90% , 5/15/53 , Callable 11/15/52 @ 100 .................................. 552 590
The Sherwin-Williams Co. , 5 .15% , 8/15/35 , Callable 5/15/35 @ 100 .................. 1,063 1,082
Vulcan Materials Co.
5 .35% , 12/1/34 , Callable 9/1/34 @ 100 ................................... 410 423
5 .70% , 12/1/54 , Callable 6/1/54 @ 100 ................................... 490 501
16,981
Real Estate (0.7%):
Alexandria Real Estate Equities, Inc. , 5 .50% , 10/1/35 , Callable 7/1/35 @ 100 ............ 1,201 1,234
American Assets Trust LP , 6 .15% , 10/1/34 , Callable 7/1/34 @ 100 .................... 131 133
American Tower Trust #1 , 5 .49% , 3/15/28 , Callable 3/15/27 @ 100 (a) ................. 260 265
Boston Properties LP , 2 .45% , 10/1/33 , Callable 7/1/33 @ 100 ....................... 841 689
CBRE Services, Inc. , 5 .50% , 6/15/35 , Callable 3/15/35 @ 100 ....................... 449 462
CoStar Group, Inc. , 2 .80% , 7/15/30 , Callable 4/15/30 @ 100 (a) ...................... 113 103
EPR Properties , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 .......................... 289 267
Healthpeak OP LLC , 5 .38% , 2/15/35 , Callable 11/15/34 @ 100 ...................... 584 597
Kilroy Realty LP , 6 .25% , 1/15/36 , Callable 10/15/35 @ 100 ........................ 387 401
Public Storage Operating Co. , 5 .00% , 7/1/35 , Callable 4/1/35 @ 100 (h) ................ 1,234 1,248
Regency Centers LP , 5 .10% , 1/15/35 , Callable 10/15/34 @ 100 ...................... 1,564 1,583
SBA Tower Trust
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 211 217
4 .83% , 10/15/29 , Callable 10/15/27 @ 100 (a) ............................... 688 692
2 .59% , 10/15/31 (a) .................................................. 500 442
The Howard Hughes Corp. , 4 .38% , 2/1/31 , Callable 2/1/26 @ 102.19 (a) ................ 6 6
The NHP Foundation , 6 .00% , 12/1/33 , Callable 6/1/33 @ 100 ....................... 179 193
VICI Properties LP , 5 .63% , 4/1/35 , Callable 1/1/35 @ 100 .......................... 1,128 1,155
9,687
Utilities (1.3%):
Black Hills Corp. , 6 .00% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 311 331
Calpine Corp.
5 .13% , 3/15/28 , Callable 11/2/25 @ 100.85 (a) .............................. 870 870
5 .00% , 2/1/31 , Callable 2/1/26 @ 102.5 (a) ................................. 5,421 5,404
CenterPoint Energy Houston Electric LLC , 5 .05% , 3/1/35 , Callable 12/1/34 @ 100 ........ 1,300 1,314
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (b) ......... 27 26
DTE Energy Co. , 5 .85% , 6/1/34 , Callable 3/1/34 @ 100 ........................... 878 934
Duke Energy Corp.
5 .45% , 6/15/34 , Callable 3/15/34 @ 100 .................................. 460 479
4 .95% , 9/15/35 , Callable 6/15/35 @ 100 .................................. 1,089 1,082
Duke Energy Progress SC Storm Funding LLC , 5 .40% , 3/1/44 ....................... 168 173
Duquesne Light Holdings, Inc. , 2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (a) .............. 900 797

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Entergy Louisiana LLC , 5 .15% , 9/15/34 , Callable 6/15/34 @ 100 .................... $ 475 $ 485
Essex Portfolio LP , 5 .50% , 4/1/34 , Callable 1/1/34 @ 100 .......................... 1,183 1,230
Gulfstream Natural Gas System LLC , 5 .60% , 7/23/35 , Callable 4/23/35 @ 100 (a) ......... 727 745
Interstate Power and Light Co. , 5 .60% , 6/29/35 , Callable 3/29/35 @ 100 ............... 577 599
Oncor Electric Delivery Co. LLC , 5 .35% , 4/1/35 , Callable 1/1/35 @ 100 (a) ............. 1,476 1,527
Public Service Co. of Oklahoma , 5 .45% , 1/15/36 , Callable 10/15/35 @ 100 ............. 1,517 1,550
The Southern Co. , 4 .00% ( H15T5Y + 373 bps ) , 1/15/51 , Callable 10/15/25 @ 100 (b) ........ 182 181
17,727
Total Corporate Bonds (Cost $257,148)
a
a
a
261,971
Yankee Dollars (3.7%)
Communication Services (0.2%):
Flutter Treasury DAC , 5 .88% , 6/4/31 , Callable 4/15/27 @ 102.94 (a) .................. 1,811 1,839
Rogers Communications, Inc. , 3 .80% , 3/15/32 , Callable 12/15/31 @ 100 ............... 873 824
Zegona Finance PLC , 8 .63% , 7/15/29 , Callable 7/15/26 @ 104.31 (a) .................. 368 392
3,055
Consumer Discretionary (1.0%):
Brightstar Lottery PLC
6 .25% , 1/15/27 , Callable 7/15/26 @ 100 (a) ................................ 654 659
5 .25% , 1/15/29 , Callable 11/2/25 @ 101.31 (a) .............................. 2,484 2,472
Carnival Corp.
7 .00% , 8/15/29 , Callable 8/15/26 @ 103.5 (a) ............................... 1,649 1,735
6 .13% , 2/15/33 , Callable 2/15/28 @ 103.06 (a) .............................. 379 389
Flutter Treasury DAC , 6 .38% , 4/29/29 , Callable 4/15/26 @ 103.19 (a) ................. 1,889 1,952
Gildan Activewear, Inc. , 5 .40% , 10/7/35 , Callable 7/7/35 @ 100 (a) ................... 541 541
NCL Corp. Ltd. , 6 .75% , 2/1/32 , Callable 2/1/28 @ 103.38 (a) ........................ 2,224 2,288
Royal Caribbean Cruises Ltd.
5 .63% , 9/30/31 , Callable 9/30/27 @ 102.81 (a) .............................. 147 150
6 .25% , 3/15/32 , Callable 3/15/27 @ 103.13 (a) .............................. 2,810 2,902
6 .00% , 2/1/33 , Callable 8/1/27 @ 103 (a) .................................. 197 202
Viking Cruises Ltd. , 5 .88% , 9/15/27 , Callable 10/29/25 @ 100.7 (a) ................... 828 828
14,118
Consumer Staples (0.3%):
Alimentation Couche-Tard, Inc. , 5 .08% , 9/29/35 , Callable 6/29/35 @ 100 (a) ............. 1,374 1,373
Bacardi Ltd./Bacardi-Martini BV , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 (a) ............ 54 55
Bacardi-Martini BV , 6 .00% , 2/1/35 , Callable 11/1/34 @ 100 (a) ...................... 559 582
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (a) ...................... 1,794 1,547
3,557
Energy (0.1%):
Aker BP ASA , 5 .13% , 10/1/34 , Callable 7/1/34 @ 100 (a) .......................... 523 515
Enbridge, Inc. , 5 .63% , 4/5/34 , Callable 1/5/34 @ 100 ............................. 100 104
Harbour Energy PLC , 6 .33% , 4/1/35 , Callable 1/1/35 @ 100 (a) ...................... 11 11
Var Energi ASA , 6 .50% , 5/22/35 , Callable 2/22/35 @ 100 (a) ........................ 664 706
1,336
Financials (1.5%):
Allianz SE , 6 .35% ( H15T5Y + 323 bps ) , 9/6/53 , Callable 3/6/33 @ 100 (a) (b) ............. 300 323
AS Mileage Plan IP Ltd. , 5 .31% , 10/20/31 , Callable 8/20/31 @ 100 (a) ................. 886 883
Ascot Group Ltd. , 6 .35% ( H15T5Y + 238 bps ) , 6/15/35 , Callable 3/15/30 @ 100 (a) (b) ....... 613 634
Aspen Insurance Holdings Ltd. , 5 .75% , 7/1/30 , Callable 6/1/30 @ 100 ................. 244 255
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 5 .62% ,
12/10/29 , Callable 11/10/29 @ 100 (a) .................................... 167 173
Banco Santander SA , 6 .92% , 8/8/33 ......................................... 400 445
Bank of Montreal , 3 .09% ( H15T5Y + 140 bps ) , 1/10/37 , Callable 1/10/32 @ 100 (b) ........ 1,247 1,111
Barclays PLC , 3 .56% ( H15T5Y + 290 bps ) , 9/23/35 , Callable 9/23/30 @ 100 (b) ........... 750 702
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7 .63% ( H15T5Y + 338 bps ) , 2/11/35 , Callable 2/11/30 @ 100 (a) (b) ................ 294 311
8 .45% ( H15T5Y + 466 bps ) , 6/29/38 , Callable 6/29/33 @ 100 (a) (b) ................ 116 129
8 .13% ( H15T5Y + 421 bps ) , 1/8/39 , Callable 1/8/34 @ 100 (a) (b) .................. 288 313
BNP Paribas SA , 5 .74% ( SOFR + 188 bps ) , 2/20/35 , Callable 2/20/34 @ 100 (a) (b) ......... 520 547
BPCE SA , 6 .29% ( SOFR + 204 bps ) , 1/14/36 , Callable 1/14/35 @ 100 (a) (b) .............. 205 219

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Brookfield Asset Management Ltd. , 6 .08% , 9/15/55 , Callable 3/15/55 @ 100 ............ $ 866 $ 899
Brookfield Finance, Inc. , 5 .68% , 1/15/35 , Callable 10/15/34 @ 100 ................... 1,086 1,130
Credit Agricole SA , 6 .25% ( SOFR + 267 bps ) , 1/10/35 , Callable 1/10/34 @ 100 (a) (b) ....... 300 316
Deutsche Bank AG , 5 .40% ( SOFR + 205 bps ) , 9/11/35 , Callable 9/11/34 @ 100 (b) ......... 35 36
Fidelis Insurance Holdings Ltd. , 7 .75% ( H15T5Y + 428 bps ) , 6/15/55 , Callable 12/15/34 @
100 (b) ........................................................... 664 711
HSBC Holdings PLC , 8 .11% ( SOFR + 425 bps ) , 11/3/33 , Callable 11/3/32 @ 100 (b) ........ 50 59
Imperial Brands Finance PLC , 5 .63% , 7/1/35 , Callable 4/1/35 @ 100 (a) ................ 1,473 1,501
ING Groep NV , 6 .11% ( SOFR + 209 bps ) , 9/11/34 , Callable 9/11/33 @ 100 (b) ............ 882 953
Lloyds Banking Group PLC , 7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (b) 275 320
Macquarie Airfinance Holdings Ltd. , 6 .50% , 3/26/31 , Callable 1/26/31 @ 100 (a) ......... 5 5
Mitsubishi UFJ Financial Group, Inc. , 5 .62% ( H15T1Y + 127 bps ) , 4/24/36 , Callable 4/24/35 @
100 (b) ........................................................... 1,315 1,380
Mizuho Financial Group, Inc. , 5 .58% ( H15T1Y + 130 bps ) , 5/26/35 , Callable 5/26/34 @ 100 (b) 227 237
Nationwide Building Society , 5 .54% ( SOFR + 165 bps ) , 7/14/36 , Callable 7/14/35 @ 100 (a) (b) 566 582
Royal Bank of Canada , 5 .15% , 2/1/34 ........................................ 1,078 1,124
Societe Generale SA
5 .44% ( SOFR + 173 bps ) , 10/3/36 , Callable 10/3/35 @ 100 (a) (b) .................. 687 686
4 .03% ( H15T1Y + 190 bps ) , 1/21/43 , Callable 1/21/42 @ 100 (a) (b) ................ 250 194
Sumitomo Mitsui Trust Bank Ltd. , 5 .05% , 3/13/35 (a) ............................. 817 828
Sumitomo Mitsui Trust Group, Inc. , 5 .42% ( SOFR + 165 bps ) , 9/11/36 , Callable 9/11/35 @
100 (a) (b) ......................................................... 603 610
The Toronto-Dominion Bank , 5 .15% ( H15T5Y + 150 bps ) , 9/10/34 , Callable 9/10/29 @ 100 (b) 1,497 1,520
UBS Group AG , 5 .01% ( SOFR + 134 bps ) , 3/23/37 , Callable 3/23/36 @ 100 (a) (b) .......... 1,105 1,097
Westpac Banking Corp. , 3 .02% ( H15T5Y + 153 bps ) , 11/18/36 , Callable 11/18/31 @ 100 (b) .. 400 357
20,590
Industrials (0.2%):
Aircastle Ltd. , 5 .25% ( H15T5Y + 441 bps ) , Callable 6/15/26 @ 100 (a) (b) (i) .............. 146 145
Avianca Midco 2 PLC , 9 .63% , 2/14/30 , Callable 2/14/27 @ 104.81 (a) ................. 977 968
Grupo Aeromexico SAB de CV , 8 .63% , 11/15/31 , Callable 11/15/27 @ 104.31 (a) ......... 1 1
Latam Airlines Group SA , 7 .63% , 1/7/31 , Callable 7/7/27 @ 103.81 (a) ................. 315 327
LG Energy Solution Ltd. , 5 .50% , 7/2/34 (a) (h) .................................. 221 223
nVent Finance SARL , 5 .65% , 5/15/33 , Callable 2/15/33 @ 100 ...................... 985 1,028
2,692
Information Technology (0.3%):
Kioxia Holdings Corp. , 6 .63% , 7/24/33 , Callable 7/24/28 @ 103.31 (a) ................. 3,318 3,404
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 1,412 1,469
4,873
Materials (0.0%):(f)
Minera Mexico SA de CV , 5 .63% , 2/12/32 , Callable 12/12/31 @ 100 (a) ................ 588 607
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 1,088 969
Utilities (0.0%):(f)
GENM Capital Labuan Ltd. , 3 .88% , 4/19/31 , Callable 1/19/31 @ 100 (a) (h) ............. 25 23
Total Yankee Dollars (Cost $50,686)
a
a
a
51,820
Municipal Bonds (3.7%)
Arizona (0.0%):(f)
Arizona Board of Regents Revenue , Series B , 4 .81% , 7/1/35 ........................ 545 549
California (0.0%):(f)
California Infrastructure & Economic Development Bank Revenue , Series B , 6 .03% , 7/1/38 . 110 112
Colorado (0.1%):
Colorado Housing and Finance Authority Revenue
Series C1 , 5 .66% , 11/1/39 , Continuously Callable @ 100 ...................... 645 650
Series D-1 , 5 .84% , 5/1/44 , Continuously Callable @ 100 ....................... 370 370
Series E-1 , 5 .28% , 11/1/39 , Continuously Callable @ 100 ...................... 125 122

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series G-1 , 5 .86% , 11/1/43 , Continuously Callable @ 100 ...................... $ 505 $ 515
1,657
Connecticut (0.0%):(f)
Connecticut Housing Finance Authority Revenue , Series C-2 , 5 .81% , 11/15/39 , Continuously
Callable @ 100 .................................................... 320 328
Delaware (0.1%):
Delaware State Housing Authority Revenue , Series D , 5 .65% , 7/1/40 , Continuously Callable @
100 ............................................................. 2,000 2,011
Florida (0.4%):
County of Miami-Dade Aviation Revenue , Series C , 5 .55% , 10/1/43 , Continuously Callable @
100 ............................................................. 750 763
Florida Housing Finance Corp. Revenue
Series 4 , 5 .67% , 7/1/39 , Continuously Callable @ 100 ........................ 295 303
Series 4 , 5 .88% , 7/1/44 , Continuously Callable @ 100 ........................ 195 203
Series 6 , 5 .07% , 7/1/39 , Continuously Callable @ 100 ........................ 45 44
State Board of Administration Finance Corp. Revenue , Series A , 5 .53% , 7/1/34 , Continuously
Callable @ 100 (h) .................................................. 3,430 3,573
4,886
Georgia (0.1%):
City of Atlanta Airport Customer Facility Charge Revenue , Series A , 5 .43% , 7/1/40 ,
Continuously Callable @ 100 .......................................... 1,650 1,678
Hawaii (0.0%):(f)
State of Hawaii, GO
Series GN , 4 .64% , 10/1/34 ............................................ 340 344
Series GN , 5 .11% , 10/1/43 , Continuously Callable @ 100 ...................... 310 308
652
Idaho (0.2%):
Idaho Housing & Finance Association Revenue
Series A , 5 .67% , 1/1/45 , Continuously Callable @ 100 ........................ 495 496
Series C , 5 .43% , 7/1/39 , Continuously Callable @ 100 ........................ 430 432
Series D , 5 .76% , 7/1/40 , Continuously Callable @ 100 ........................ 740 752
Series E , 5 .44% , 7/1/40 , Continuously Callable @ 100 ........................ 1,390 1,376
3,056
Illinois (0.1%):
City of Chicago, GO
6 .25% , 1/1/35 ..................................................... 250 256
Series D , 5 .90% , 1/1/32 .............................................. 305 311
City of Kankakee, GO (INS - Build America Mutual Assurance Co.) , 5 .28% , 12/1/36 ,
Continuously Callable @ 100 .......................................... 65 66
Illinois Housing Development Authority Revenue
Series B , 5 .63% , 10/1/41 , Continuously Callable @ 100 ....................... 345 348
Series F , 5 .44% , 10/1/39 , Continuously Callable @ 100 ........................ 250 249
Sales Tax Securitization Corp. Revenue , Series B , 5 .23% , 1/1/39 , Continuously Callable @ 100 175 177
1,407
Indiana (0.0%):(f)
Indiana Housing & Community Development Authority Revenue , Series A-2 , 5 .83% , 7/1/45 ,
Continuously Callable @ 100 .......................................... 355 356
Iowa (0.1%):
Iowa Finance Authority Revenue
Series D , 5 .64% , 7/1/37 , Continuously Callable @ 100 ........................ 500 510
Series H , 5 .38% , 7/1/39 , Continuously Callable @ 100 ........................ 1,000 993
1,503
Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A , 4 .48% , 8/1/39 .............................................. 906 879
Series A1-A3 , 5 .08% , 6/1/31 ........................................... 65 66
945
Maryland (0.1%):
Maryland Department of Housing & Community Development Revenue , Series D , 5 .96% ,
9/1/40 , Continuously Callable @ 100 ..................................... 1,000 1,023

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Maryland Economic Development Corp. Revenue , 5 .07% , 11/30/34 ................... $ 65 $ 66
1,089
Massachusetts (0.2%):
Massachusetts Educational Financing Authority Revenue , Series A , 6 .17% , 7/1/50 ,
Continuously Callable @ 100 .......................................... 1,865 1,913
Massachusetts Housing Finance Agency Revenue , Series 238 , 4 .94% , 12/1/39 , Continuously
Callable @ 100 .................................................... 150 142
2,055
Michigan (0.0%):(f)
Michigan State Housing Development Authority Revenue , Series E , 5 .10% , 12/1/39 ,
Continuously Callable @ 100 .......................................... 380 365
Minnesota (0.1%):
Minnesota Housing Finance Agency Revenue
Series D , 5 .58% , 8/1/39 , Continuously Callable @ 100 ........................ 90 92
Series J , 5 .62% , 7/1/39 , Continuously Callable @ 100 ......................... 185 193
Series M , 5 .73% , 7/1/39 , Continuously Callable @ 100 ........................ 355 365
Series M , 5 .92% , 7/1/44 , Continuously Callable @ 100 ........................ 330 338
Series P , 5 .39% , 7/1/39 , Continuously Callable @ 100 ......................... 470 468
Series V , 5 .88% , 7/1/44 , Continuously Callable @ 100 ........................ 425 431
1,887
Montana (0.0%):(f)
Montana Facility Finance Authority Revenue , 2 .44% , 8/15/31 ....................... 250 224
Nebraska (0.0%):(f)
Nebraska Investment Finance Authority Revenue , Series H , 5 .77% , 3/1/43 , Continuously
Callable @ 100 .................................................... 190 190
Nevada (0.1%):
Nevada Housing Division Revenue
Series B , 5 .68% , 10/1/45 , Continuously Callable @ 100 ....................... 700 683
Series D , 5 .79% , 10/1/35 , Continuously Callable @ 100 ....................... 255 264
Series F , 5 .13% , 10/1/39 , Continuously Callable @ 100 ........................ 170 163
1,110
New Hampshire (0.0%):(f)
New Hampshire Business Finance Authority Revenue , Series B , 5 .35% , 11/1/39 , Continuously
Callable @ 100 .................................................... 310 312
New Jersey (0.1%):
New Jersey Housing & Mortgage Finance Agency Revenue
Series L , 5 .64% , 10/1/34 , Continuously Callable @ 100 ....................... 30 31
Series L , 5 .71% , 10/1/35 , Continuously Callable @ 100 ....................... 40 41
Series N , 5 .85% , 10/1/40 , Continuously Callable @ 100 ....................... 1,465 1,479
1,551
New York (0.2%):
New York City Housing Development Corp. Revenue
3 .76% , 1/1/29 ..................................................... 250 247
Series C , 5 .71% , 11/1/39 , Continuously Callable @ 100 ....................... 265 271
Series C , 5 .90% , 11/1/44 , Continuously Callable @ 100 ....................... 225 229
New York City Transitional Finance Authority Revenue , Series G-3 , 5 .11% , 5/1/36 ,
Continuously Callable @ 100 .......................................... 225 231
New York State Dormitory Authority Revenue , Series B , 5 .23% , 7/1/35 ................ 1,460 1,518
State of New York Mortgage Agency Homeowner Mortgage Revenue , Series 268 , 5 .57% ,
10/1/40 , Continuously Callable @ 100 .................................... 260 260
2,756
North Carolina (0.3%):
City of Charlotte Certificate of Participation , 5 .46% , 6/1/40 , Continuously Callable @ 100 .. 790 816
North Carolina Housing Finance Agency Revenue
Series 54-B , 5 .60% , 7/1/39 , Continuously Callable @ 100 ...................... 130 131
Series 54-B , 5 .81% , 7/1/44 , Continuously Callable @ 100 ...................... 325 326
Series 57-B , 5 .80% , 7/1/50 , Continuously Callable @ 100 ...................... 200 197
Series 58-B , 5 .98% , 7/1/40 , Continuously Callable @ 100 ...................... 2,785 2,871
4,341

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
North Dakota (0.1%):
North Dakota Housing Finance Agency Revenue , Series B , 6 .01% , 7/1/40 , Continuously
Callable @ 100 .................................................... $ 1,000 $ 1,025
Ohio (0.0%):(f)
University of Cincinnati Revenue , Series B , 5 .53% , 6/1/40 , Continuously Callable @ 100 ... 65 66
Oregon (0.0%):(f)
State of Oregon, GO , Series B , 5 .36% , 5/1/39 , Continuously Callable @ 100 ............ 190 196
Pennsylvania (0.2%):
Allegheny County Airport Authority Revenue
Series B , 5 .50% , 1/1/36 , Continuously Callable @ 100 ........................ 305 317
Series B , 5 .62% , 1/1/37 , Continuously Callable @ 100 ........................ 255 265
Pennsylvania Housing Finance Agency Revenue
Series 145B , 5 .71% , 10/1/39 , Continuously Callable @ 100 ..................... 195 197
Series 146B , 5 .56% , 10/1/39 , Continuously Callable @ 100 ..................... 65 65
Series 147B , 5 .89% , 10/1/44 , Continuously Callable @ 100 ..................... 155 155
Series 149B , 5 .97% , 10/1/40 , Continuously Callable @ 100 ..................... 2,230 2,283
3,282
Rhode Island (0.1%):
Rhode Island Housing & Mortgage Finance Corp. Revenue
Series 83T , 5 .71% , 10/1/39 , Continuously Callable @ 100 ...................... 200 207
Series 83T , 5 .89% , 10/1/44 , Continuously Callable @ 100 ...................... 330 340
Series 84-T , 4 .93% , 10/1/39 , Continuously Callable @ 100 ..................... 275 269
816
South Carolina (0.1%):
Charleston County Airport District Revenue
Series C , 4 .58% , 7/1/33 .............................................. 750 753
Series C , 4 .63% , 7/1/34 .............................................. 730 731
County of Charleston Revenue , 1 .92% , 12/1/29 ................................. 250 230
Greenville-Spartanburg Airport District Revenue
Series B , 5 .06% , 7/1/34 .............................................. 15 15
Series B , 5 .11% , 7/1/35 , Continuously Callable @ 100 ........................ 20 20
1,749
South Dakota (0.1%):
South Dakota Housing Development Authority Revenue , Series D , 5 .88% , 11/1/40 ,
Continuously Callable @ 100 .......................................... 768 790
Tennessee (0.1%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue , Series D ,
5 .27% , 7/1/35 ..................................................... 75 80
Tennessee Housing Development Agency Revenue
Series 1B , 5 .64% , 7/1/40 , Continuously Callable @ 100 ....................... 740 741
Series 2B , 5 .65% , 7/1/39 , Continuously Callable @ 100 ....................... 190 191
1,012
Texas (0.2%):
County of Harris Hotel Occupancy Tax Revenue , 5 .26% , 8/15/44 , Continuously Callable @
100 ............................................................. 160 157
State of Texas, GO
5 .31% , 10/1/40 , Continuously Callable @ 100 .............................. 1,500 1,557
5 .36% , 10/1/41 , Continuously Callable @ 100 .............................. 395 406
Texas Department of Housing & Community Affairs Revenue
Series D , 5 .55% , 1/1/39 , Continuously Callable @ 100 ........................ 65 68
Series D , 5 .73% , 1/1/44 , Continuously Callable @ 100 ........................ 65 67
Texas Water Development Board Revenue , Series B , 4 .31% , 10/15/34 ................. 150 148
University of Houston Revenue , Series B , 4 .86% , 2/15/37 , Continuously Callable @ 100 .... 25 25
2,428
Utah (0.1%):
Utah Housing Corp. Revenue
Series F , 5 .61% , 7/1/36 , Continuously Callable @ 100 ........................ 95 95
Series F , 5 .69% , 7/1/39 , Continuously Callable @ 100 ........................ 295 295
Series F , 5 .94% , 7/1/40 , Continuously Callable @ 100 ........................ 1,210 1,241
1,631

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Virginia (0.2%):
Virginia Housing Development Authority Revenue
Series B , 5 .66% , 10/1/39 , Continuously Callable @ 100 ....................... $ 320 $ 322
Series B , 5 .87% , 7/1/40 , Continuously Callable @ 100 ........................ 1,230 1,249
Series C , 5 .31% , 10/1/39 , Continuously Callable @ 100 ....................... 300 293
Series E , 5 .51% , 7/1/39 , Continuously Callable @ 100 ........................ 480 480
2,344
Washington (0.1%):
Port of Seattle Revenue , Series C , 4 .45% , 9/1/32 ................................. 750 755
West Virginia (0.0%):(f)
West Virginia Housing Development Fund Revenue
Series C , 5 .83% , 11/1/39 , Continuously Callable @ 100 ....................... 115 116
Series C , 6 .02% , 11/1/44 , Continuously Callable @ 100 ....................... 130 131
247
Wisconsin (0.1%):
Wisconsin Housing & Economic Development Authority Home Ownership Revenue , Series B ,
5 .87% , 9/1/40 , Continuously Callable @ 100 ............................... 665 675
Total Municipal Bonds (Cost $51,360)
a
a
a
52,036
U.S. Government Agency Mortgages (17.8%)
Federal Farm Credit Banks Funding Corporation
5 .14% , 10/30/34 .................................................... 589 583
2 .55% , 12/21/34 .................................................... 309 261
2 .20% , 9/2/36 ..................................................... 795 618
5 .60% , 8/5/39 ..................................................... 333 332
1,794
Federal Home Loan Banks
5 .25% , 9/25/34 .................................................... 685 682
Federal Home Loan Mortgage Corporation
1 .50% , 4/1/37 ..................................................... 442 396
5 .50% , 8/1/38 - 2/1/55 ............................................... 17,368 17,578
5 .00% , 2/1/40 - 8/1/55 ............................................... 18,894 18,858
3 .00% , 4/1/40 - 5/1/52 ............................................... 1,561 1,381
2 .50% , 5/1/42 ..................................................... 1,252 1,121
4 .50% , 11/1/42 - 5/1/55 .............................................. 22,201 21,632
4 .00% , 1/1/43 - 12/1/54 .............................................. 11,336 10,737
3 .50% , 5/1/52 - 12/1/52 .............................................. 13,137 12,042
6 .00% , 8/1/53 - 3/1/55 ............................................... 4,880 4,998
88,743
Federal National Mortgage Association
2 .13% , 1/1/34 ..................................................... 503 429
1 .50% , 3/1/37 ..................................................... 762 684
5 .00% , 12/1/37 - 7/1/55 .............................................. 39,708 39,543
4 .00% , 4/1/38 - 12/1/54 .............................................. 19,204 18,175
3 .50% , 12/1/42 - 12/1/53 ............................................. 4,733 4,349
5 .50% , 12/1/44 - 7/1/55 .............................................. 42,054 42,592
2 .50% , 10/1/50 - 7/1/52 .............................................. 883 748
3 .00% , 12/1/51 .................................................... 229 201
4 .50% , 6/1/52 - 7/1/55 ............................................... 15,401 14,993
6 .00% , 7/1/52 - 11/1/54 .............................................. 3,202 3,286
125,000

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Government National Mortgage Association
5 .00% , 8/20/38 - 11/20/54 ............................................. $ 6,399 $ 6,390
2 .50% , 1/20/51 - 9/20/53 ............................................. 2,837 2,427
3 .50% , 2/20/52 - 2/20/54 ............................................. 2,921 2,681
3 .00% , 3/20/52 - 12/20/53 ............................................. 9,311 8,302
4 .00% , 6/20/52 - 5/20/53 ............................................. 2,949 2,792
4 .50% , 8/20/52 - 11/20/53 ............................................. 4,264 4,151
5 .50% , 4/20/53 - 2/20/54 ............................................. 3,251 3,295
6 .00% , 9/20/53 - 10/20/53 ............................................. 789 808
5 .50% , 1/20/54 .................................................... 246 249
7 .50% , 10/20/54 .................................................... 599 605
31,700
Total U.S. Government Agency Mortgages (Cost $244,669)
a
a
a
247,919
U.S. Treasury Obligations (24.5%)
U.S. Treasury Bonds
4 .50% , 2/15/36 .................................................... 24,445 25,231
5 .00% , 5/15/37 .................................................... 28,526 30,576
4 .38% , 11/15/39 .................................................... 19,203 19,044
1 .38% , 11/15/40 .................................................... 2,500 1,630
1 .75% , 8/15/41 .................................................... 10,650 7,225
3 .38% , 8/15/42 .................................................... 2,275 1,938
3 .88% , 5/15/43 .................................................... 796 721
4 .38% , 8/15/43 .................................................... 6,174 5,959
4 .75% , 11/15/43 .................................................... 3,590 3,628
4 .63% , 11/15/44 .................................................... 2,450 2,428
4 .75% , 2/15/45 .................................................... 10,766 10,835
5 .00% , 5/15/45 .................................................... 3,000 3,116
4 .88% , 8/15/45 .................................................... 2,500 2,556
1 .25% , 5/15/50 .................................................... 465 228
2 .00% , 8/15/51 .................................................... 4,250 2,490
3 .63% , 2/15/53 .................................................... 763 631
3 .63% , 5/15/53 .................................................... 921 761
4 .13% , 8/15/53 .................................................... 7,019 6,345
4 .75% , 11/15/53 .................................................... 6,882 6,894
4 .25% , 8/15/54 .................................................... 7,160 6,611
4 .63% , 2/15/55 .................................................... 6,048 5,946
4 .75% , 5/15/55 .................................................... 3,000 3,009
4 .75% , 8/15/55 .................................................... 1,500 1,505
U.S. Treasury Notes
3 .75% , 5/15/28 .................................................... 16,000 16,052
4 .00% , 5/31/30 .................................................... 4,000 4,047
4 .63% , 5/31/31 .................................................... 22,439 23,359
4 .13% , 5/31/32 .................................................... 8,000 8,103
3 .88% , 8/31/32 .................................................... 1,500 1,496
4 .13% , 11/15/32 .................................................... 24,404 24,686
3 .50% , 2/15/33 .................................................... 475 461
3 .88% , 8/15/33 .................................................... 5,681 5,635
4 .50% , 11/15/33 .................................................... 69,874 72,254
4 .63% , 2/15/35 .................................................... 6,845 7,115
4 .25% , 5/15/35 .................................................... 13,000 13,122
4 .25% , 8/15/35 .................................................... 14,500 14,618
Total U.S. Treasury Obligations (Cost $339,600)
a
a
a
340,255
Shares
Collateral for Securities Loaned (0.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .03% (k) ........ 1,406,547 1,406
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .05% (k) ............ 1,406,547 1,406
Invesco Government & Agency Portfolio, Institutional Shares , 4 .05% (k) ............... 1,406,547 1,407

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .04% (k) . 1,406,547 $ 1,407
Total Collateral for Securities Loaned (Cost $5,626)
a
a
a
5,626
Total Investments (Cost $1,377,171) — 100.0% 1,389,074
Other assets in excess of liabilities —  (0.0)%(f) 600
NET ASSETS - 100.00% $ 1,389,674
At September 30, 2025, the Fund's investments in foreign securities were 6.1% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2025, the fair value of these securities was
$490,413 (thousands) and amounted to 35.3% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2025.
(c) Security is interest only.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2025.
(e) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(f) Amount represents less than 0.05% of net assets.
(g) All of the coupon is PIK.
(h) All or a portion of this security is on loan.
(i) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(j) Zero-coupon bond.
(k) Rate disclosed is the daily yield on September 30, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2025.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LLLP
—
Limited Liability Limited Partnership
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of September 30, 2025.
SOFR01M
—
1 Month SOFR, rate disclosed as of September 30, 2025.
SOFR03M
—
3 Month SOFR, rate disclosed as of September 30, 2025.
SOFR06M
—
6 Month SOFR, rate disclosed as of September 30, 2025.
SOFR30A
—
30 day average of SOFR, rate disclosed as of September 30, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of September 30, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of September 30, 2025.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of September 30, 2025.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
10-Year U.S. Treasury Note Futures ...... 195 12/19/25 $ 21,748 $ 21,938 $ 190
30-Year U.S. Treasury Bond Futures ..... 200 12/19/25 22,750 23,319 569
5-Year U.S. Treasury Note Futures ....... 90 12/31/25 9,791 9,828 37
$ 796
Total unrealized appreciation $ 796
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 796

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Corporate Bonds (77.2%)
Communication Services (5.2%):
AT&T, Inc. , 3 .10% , 2/1/43 , Callable 8/1/42 @ 100 ............................... $ 2,000 $ 1,481
Charter Communications Operating LLC/Charter Communications Operating Capital , 5 .38% ,
4/1/38 , Callable 10/1/37 @ 100 ......................................... 750 706
Comcast Corp.
5 .30% , 6/1/34 , Callable 3/1/34 @ 100 .................................... 300 311
2 .89% , 11/1/51 , Callable 5/1/51 @ 100 (a) ................................. 1,000 579
Discovery Communications LLC , 3 .63% , 5/15/30 , Callable 2/15/30 @ 100 .............. 250 231
Paramount Global
3 .38% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 445 434
4 .20% , 6/1/29 , Callable 3/1/29 @ 100 .................................... 750 737
T-Mobile US, Inc.
2 .55% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 1,000 908
2 .25% , 11/15/31 , Callable 8/15/31 @ 100 .................................. 500 440
Verizon Communications, Inc.
1 .75% , 1/20/31 , Callable 10/20/30 @ 100 ................................. 750 656
2 .88% , 11/20/50 , Callable 5/20/50 @ 100 .................................. 1,000 638
Warnermedia Holdings, Inc. , 5 .05% , 3/15/42 , Callable 9/15/41 @ 100 ................. 389 311
7,432
Consumer Discretionary (4.3%):
AutoNation, Inc.
3 .85% , 3/1/32 , Callable 12/1/31 @ 100 ................................... 500 468
5 .89% , 3/15/35 , Callable 12/15/34 @ 100 ................................. 210 217
Brunswick Corp. , 4 .40% , 9/15/32 , Callable 6/15/32 @ 100 ......................... 250 238
Choice Hotels International, Inc. , 5 .85% , 8/1/34 , Callable 5/1/34 @ 100 ................ 300 307
Daimler Truck Finance North America LLC
2 .38% , 12/14/28 (a) .................................................. 350 330
5 .38% , 6/25/34 , Callable 3/25/34 @ 100 (a) ................................ 200 204
General Motors Financial Co., Inc.
5 .35% , 7/15/27 .................................................... 200 204
5 .95% , 4/4/34 , Callable 1/4/34 @ 100 .................................... 300 312
Genuine Parts Co.
6 .50% , 11/1/28 , Callable 10/1/28 @ 100 .................................. 175 186
2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 167 148
Lithia Motors, Inc. , 3 .88% , 6/1/29 , Callable 11/2/25 @ 100.97 (a) ..................... 250 239
Lowe's Cos., Inc. , 2 .80% , 9/15/41 , Callable 3/15/41 @ 100 ......................... 1,000 723
Marriott International, Inc.
3 .50% , 10/15/32 , Callable 7/15/32 @ 100 ................................. 250 231
5 .25% , 10/15/35 , Callable 7/15/35 @ 100 ................................. 150 151
Mattel, Inc. , 3 .75% , 4/1/29 , Callable 10/13/25 @ 100.94 (a) ......................... 320 309
Nissan Motor Acceptance Co. LLC , 6 .95% , 9/15/26 (a) ............................ 250 254
O'Reilly Automotive, Inc. , 5 .00% , 8/19/34 , Callable 5/19/34 @ 100 ................... 350 353
Stellantis Finance US, Inc. , 6 .45% , 3/18/35 , Callable 12/18/34 @ 100 (a) ............... 200 205
Tapestry, Inc. , 5 .50% , 3/11/35 , Callable 12/11/34 @ 100 ........................... 260 266
The Home Depot, Inc. , 2 .38% , 3/15/51 , Callable 9/15/50 @ 100 ..................... 600 350
Volkswagen Group of America Finance LLC
4 .60% , 6/8/29 , Callable 4/8/29 @ 100 (a) .................................. 250 250
5 .80% , 3/27/35 , Callable 12/27/34 @ 100 (a) ............................... 275 282
6,227
Consumer Staples (4.8%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC , 4 .88% , 2/15/30 ,
Callable 11/2/25 @ 103.66 (a) .......................................... 250 246
BAT Capital Corp.
2 .73% , 3/25/31 , Callable 12/25/30 @ 100 ................................. 300 274
6 .42% , 8/2/33 , Callable 5/2/33 @ 100 .................................... 200 220
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (a) ................. 400 406
Bunge Ltd. Finance Corp. , 2 .75% , 5/14/31 , Callable 2/14/31 @ 100 ................... 500 458
Church & Dwight Co., Inc. , 2 .30% , 12/15/31 , Callable 9/15/31 @ 100 ................. 250 221
Coca-Cola Consolidated, Inc. , 5 .45% , 6/1/34 , Callable 3/1/34 @ 100 .................. 300 314
Dollar General Corp. , 5 .20% , 7/5/28 , Callable 6/5/28 @ 100 ........................ 250 256
General Mills, Inc. , 2 .25% , 10/14/31 , Callable 7/14/31 @ 100 ....................... 250 220

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
JBS USA Holding LUX SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. ,
5 .95% , 4/20/35 , Callable 1/20/35 @ 100 (a) ................................ $ 200 $ 210
Keurig Dr. Pepper, Inc.
3 .95% , 4/15/29 , Callable 2/15/29 @ 100 .................................. 250 246
4 .50% , 4/15/52 , Callable 10/15/51 @ 100 ................................. 325 262
Mars, Inc. , 5 .70% , 5/1/55 , Callable 11/1/54 @ 100 (a) ............................. 275 279
McCormick & Co., Inc. , 1 .85% , 2/15/31 , Callable 11/15/30 @ 100 ................... 500 438
Philip Morris International, Inc. , 5 .63% , 9/7/33 , Callable 6/7/33 @ 100 ................ 500 530
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 750 679
Sysco Corp.
2 .45% , 12/14/31 , Callable 9/14/31 @ 100 ................................. 500 445
5 .40% , 3/23/35 , Callable 12/23/34 @ 100 ................................. 100 103
The Campbell's Company , 5 .40% , 3/21/34 , Callable 12/21/33 @ 100 .................. 300 307
The J.M. Smucker Co.
6 .50% , 11/15/43 , Callable 5/15/43 @ 100 .................................. 225 245
6 .50% , 11/15/53 , Callable 5/15/53 @ 100 .................................. 225 249
The Kroger Co. , 5 .50% , 9/15/54 , Callable 3/15/54 @ 100 .......................... 350 341
6,949
Energy (5.1%):
APA Corp. , 4 .25% , 1/15/44 , Callable 7/15/43 @ 100 .............................. 250 180
Columbia Pipelines Operating Co. LLC , 6 .54% , 11/15/53 , Callable 5/15/53 @ 100 (a) ...... 200 215
ConocoPhillips Co. , 5 .55% , 3/15/54 , Callable 9/15/53 @ 100 ....................... 250 247
Coterra Energy, Inc. , 5 .40% , 2/15/35 , Callable 11/15/34 @ 100 ...................... 450 454
DCP Midstream Operating LP , 5 .60% , 4/1/44 , Callable 10/1/43 @ 100 ................. 250 242
DT Midstream, Inc. , 5 .80% , 12/15/34 , Callable 9/15/34 @ 100 (a) .................... 300 310
Eastern Energy Gas Holdings LLC
5 .80% , 1/15/35 , Callable 10/15/34 @ 100 ................................. 225 237
5 .65% , 10/15/54 , Callable 4/15/54 @ 100 ................................. 275 271
Energy Transfer LP
6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (b) (c) ...................... 250 251
5 .35% , 5/15/45 , Callable 11/15/44 @ 100 .................................. 200 183
Enterprise Products Operating LLC , 5 .55% , 2/16/55 , Callable 8/15/54 @ 100 ............ 350 346
Evergy Missouri West, Inc. , 5 .65% , 6/1/34 , Callable 3/1/34 @ 100 (a) .................. 300 310
Helmerich & Payne, Inc. , 5 .50% , 12/1/34 , Callable 9/1/34 @ 100 (d) .................. 260 255
HF Sinclair Corp. , 6 .25% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 250 261
MPLX LP , 4 .70% , 4/15/48 , Callable 10/15/47 @ 100 ............................. 500 419
Occidental Petroleum Corp. , 4 .40% , 8/15/49 , Callable 2/15/49 @ 100 ................. 400 297
ONEOK, Inc.
5 .05% , 11/1/34 , Callable 8/1/34 @ 100 ................................... 260 257
6 .25% , 10/15/55 , Callable 4/15/55 @ 100 ................................. 250 254
Patterson-UTI Energy, Inc. , 7 .15% , 10/1/33 , Callable 7/1/33 @ 100 ................... 250 265
Phillips 66 Co. , 4 .90% , 10/1/46 , Callable 4/1/46 @ 100 (a) .......................... 250 220
Plains All American Pipeline LP/PAA Finance Corp.
3 .80% , 9/15/30 , Callable 6/15/30 @ 100 .................................. 300 289
5 .70% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 150 155
5 .60% , 1/15/36 , Callable 10/15/35 @ 100 ................................. 200 202
Shell Finance US, Inc. , 2 .75% , 4/6/30 , Callable 1/6/30 @ 100 ....................... 250 236
Targa Resources Corp. , 5 .55% , 8/15/35 , Callable 5/15/35 @ 100 ..................... 125 127
Targa Resources Partners LP/Targa Resources Partners Finance Corp. , 5 .50% , 3/1/30 , Callable
10/13/25 @ 102.75 .................................................. 250 254
Valero Energy Corp. , 5 .15% , 2/15/30 , Callable 1/15/30 @ 100 ....................... 265 273
Western Midstream Operating LP , 5 .25% , 2/1/50 , Callable 8/1/49 @ 100 ............... 350 305
7,315
Financials (22.5%):
200 Park Funding Trust , 5 .74% , 2/15/55 , Callable 8/15/54 @ 100 (a) .................. 220 224
Ally Financial, Inc.
7 .10% , 11/15/27 , Callable 10/15/27 @ 100 ................................. 278 292
6 .18% ( SOFR + 229 bps ) , 7/26/35 , Callable 7/26/34 @ 100 (b) .................... 200 206
American Express Co.
4 .99% ( SOFR + 226 bps ) , 5/26/33 , Callable 2/26/32 @ 100 (b) .................... 500 509
5 .28% ( SOFR + 142 bps ) , 7/26/35 , Callable 7/26/34 @ 100 (b) .................... 420 433
American National Global Funding , 5 .55% , 1/28/30 (a) ............................ 162 167

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
AmFam Holdings, Inc. , 2 .81% , 3/11/31 , Callable 12/11/30 @ 100 (a) .................. $ 500 $ 434
Antares Holdings LP , 6 .35% , 10/23/29 , Callable 9/23/29 @ 100 (a) .................... 250 256
Arthur J. Gallagher & Co. , 5 .15% , 2/15/35 , Callable 11/15/34 @ 100 .................. 250 253
Assurant, Inc. , 2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ........................... 250 219
Aviation Capital Group LLC , 6 .75% , 10/25/28 , Callable 9/25/28 @ 100 (a) .............. 250 266
Bank of America Corp.
4 .38% ( H15T5Y + 276 bps ) , Callable 1/27/27 @ 100 (b) (c) ...................... 500 491
3 .42% ( TSFR3M + 130 bps ) , 12/20/28 , Callable 12/20/27 @ 100 (b) ................ 1,250 1,230
2 .69% ( SOFR + 132 bps ) , 4/22/32 , Callable 4/22/31 @ 100 (b) .................... 1,750 1,594
Blue Owl Credit Income Corp. , 4 .70% , 2/8/27 , Callable 1/8/27 @ 100 ................. 175 175
Blue Owl Finance LLC , 3 .13% , 6/10/31 , Callable 3/10/31 @ 100 ..................... 250 228
Blue Owl Technology Finance Corp. , 4 .75% , 12/15/25 , Callable 11/15/25 @ 100 (a) ....... 239 239
BMW US Capital LLC , 3 .70% , 4/1/32 , Callable 1/1/32 @ 100 (a) ..................... 250 237
Brown & Brown, Inc.
5 .65% , 6/11/34 , Callable 3/11/34 @ 100 .................................. 300 311
5 .55% , 6/23/35 , Callable 3/23/35 @ 100 .................................. 84 86
Capital One Financial Corp. , 5 .82% ( SOFR + 260 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (b) ..... 500 524
Citizens Financial Group, Inc.
5 .65% ( H15T5Y + 531 bps ) , Callable 10/6/25 @ 100 (b) (c) ...................... 206 206
5 .25% ( SOFR + 126 bps ) , 3/5/31 , Callable 3/5/30 @ 100 (b) ...................... 225 231
Cullen/Frost Bankers, Inc. , 4 .50% , 3/17/27 , Callable 2/17/27 @ 100 ................... 500 495
F&G Global Funding , 2 .00% , 9/20/28 (a) ...................................... 250 232
Fells Point Funding Trust , 3 .05% , 1/31/27 , Callable 12/31/26 @ 100 (a) ................ 750 738
First American Financial Corp. , 2 .40% , 8/15/31 , Callable 5/15/31 @ 100 ............... 750 653
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 250 258
First Horizon Corp. , 5 .51% ( SOFR + 177 bps ) , 3/7/31 , Callable 3/7/30 @ 100 (b) ........... 50 51
Fiserv, Inc.
5 .60% , 3/2/33 , Callable 12/2/32 @ 100 ................................... 250 262
5 .25% , 8/11/35 , Callable 5/11/35 @ 100 .................................. 250 253
Ford Motor Credit Co. LLC
6 .80% , 5/12/28 , Callable 4/12/28 @ 100 .................................. 250 260
5 .11% , 5/3/29 , Callable 2/3/29 @ 100 .................................... 300 298
Glencore Funding LLC , 1 .63% , 4/27/26 , Callable 3/27/26 @ 100 (a) ................... 300 295
Global Atlantic Fin Co. , 3 .13% , 6/15/31 , Callable 3/15/31 @ 100 (a) ................... 250 226
Global Payments, Inc. , 5 .40% , 8/15/32 , Callable 5/15/32 @ 100 ...................... 250 256
Globe Life, Inc. , 5 .85% , 9/15/34 , Callable 6/15/34 @ 100 .......................... 115 121
Horizon Mutual Holdings, Inc. , 6 .20% , 11/15/34 , Callable 8/15/34 @ 100 (a) ............ 150 147
Huntington Bancshares, Inc.
4 .44% ( SOFR + 197 bps ) , 8/4/28 , Callable 8/4/27 @ 100 (b) ...................... 250 251
2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (b) .................. 500 428
Hyundai Capital America, Inc. , 5 .30% , 1/8/29 , Callable 12/8/28 @ 100 (a) .............. 300 307
JPMorgan Chase & Co.
2 .95% ( SOFR + 117 bps ) , 2/24/28 , Callable 2/24/27 @ 100 (b) .................... 250 246
2 .96% ( TSFR3M + 252 bps ) , 5/13/31 , Callable 5/13/30 @ 100 (b) .................. 250 234
1 .95% ( SOFR + 107 bps ) , 2/4/32 , Callable 2/4/31 @ 100 (b) ...................... 530 469
5 .29% ( SOFR + 146 bps ) , 7/22/35 , Callable 7/22/34 @ 100 (b) .................... 720 744
5 .58% ( SOFR + 164 bps ) , 7/23/36 , Callable 7/23/35 @ 100 (b) .................... 285 296
3 .16% ( TSFR3M + 146 bps ) , 4/22/42 , Callable 4/22/41 @ 100 (b) .................. 500 389
3 .33% ( SOFR + 158 bps ) , 4/22/52 , Callable 4/22/51 @ 100 (b) .................... 1,000 715
KeyBank NA , 3 .90% , 4/13/29 .............................................. 500 489
LPL Holdings, Inc. , 5 .75% , 6/15/35 , Callable 3/15/35 @ 100 ........................ 215 221
M&T Bank Corp. , 5 .05% ( SOFR + 185 bps ) , 1/27/34 , Callable 1/27/33 @ 100 (b) .......... 250 251
Marsh & McLennan Cos., Inc. , 5 .40% , 3/15/55 , Callable 9/15/54 @ 100 ............... 325 319
MetLife, Inc. , 4 .13% , 8/13/42 .............................................. 500 430
Morgan Stanley
1 .59% ( SOFR + 88 bps ) , 5/4/27 , Callable 5/4/26 @ 100 (b) ....................... 1,950 1,919
1 .93% ( SOFR + 102 bps ) , 4/28/32 , Callable 4/28/31 @ 100 , MTN (b) ............... 250 218
5 .32% ( SOFR + 156 bps ) , 7/19/35 , Callable 7/19/34 @ 100 (b) .................... 250 258
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (b) .................... 550 478
2 .80% ( SOFR + 143 bps ) , 1/25/52 , Callable 1/25/51 @ 100 (b) .................... 1,000 645
MSCI, Inc. , 5 .25% , 9/1/35 , Callable 6/1/35 @ 100 ............................... 240 242
New York Life Global Funding , 1 .85% , 8/1/31 (a) ................................ 500 436
Northern Trust Corp. , 6 .13% , 11/2/32 , Callable 8/2/32 @ 100 ....................... 500 547

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Penske Truck Leasing Co. LP/PTL Finance Corp.
5 .35% , 3/30/29 , Callable 2/28/29 @ 100 (a) ................................ $ 100 $ 103
6 .20% , 6/15/30 , Callable 4/15/30 @ 100 (a) ................................ 250 267
PPL Capital Funding, Inc. , 5 .25% , 9/1/34 , Callable 6/1/34 @ 100 ..................... 88 90
Primerica, Inc. , 2 .80% , 11/19/31 , Callable 8/19/31 @ 100 .......................... 250 226
Protective Life Global Funding , 5 .47% , 12/8/28 (a) ............................... 300 311
Prudential Financial, Inc. , 3 .94% , 12/7/49 , Callable 6/7/49 @ 100 .................... 500 395
Regions Bank , 6 .45% , 6/26/37 ............................................. 500 548
Repsol E&P Capital Markets US LLC , 5 .98% , 9/16/35 , Callable 6/16/35 @ 100 (a) ........ 200 204
RGA Global Funding , 5 .50% , 1/11/31 (a) ...................................... 350 365
Santander Holdings USA, Inc. , 6 .57% ( SOFR + 270 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (b) . 250 262
State Street Corp. , 6 .12% ( SOFR + 196 bps ) , 11/21/34 , Callable 11/21/33 @ 100 (b) ......... 250 271
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 250 224
Synchrony Financial , 5 .94% ( SOFRINDX + 213 bps ) , 8/2/30 , Callable 8/2/29 @ 100 (b) ..... 200 207
The Allstate Corp. , 7 .41% ( TSFR3M + 320 bps ) , 8/15/53 , Callable 11/2/25 @ 100 (b) ........ 500 501
The Bank of New York Mellon Corp. , 5 .61% ( SOFR + 177 bps ) , 7/21/39 , Callable 7/21/34 @
100 (b) ........................................................... 227 238
The Charles Schwab Corp. , 5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (b) .... 150 161
The Huntington National Bank , 5 .65% , 1/10/30 , Callable 11/10/29 @ 100 .............. 250 262
The Northwestern Mutual Life Insurance Co. , 6 .17% , 5/29/55 , Callable 11/29/54 @ 100 (a) .. 188 203
The PNC Financial Services Group, Inc.
2 .55% , 1/22/30 , Callable 10/24/29 @ 100 ................................. 1,000 935
5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @ 100 (b) .................... 250 264
Truist Financial Corp.
5 .10% ( H15T10Y + 435 bps ) , Callable 3/1/30 @ 100 (b) (c) ...................... 500 499
1 .89% ( SOFR + 86 bps ) , 6/7/29 , Callable 6/7/28 @ 100 , MTN (b) .................. 1,000 942
U.S. Bancorp , 5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (b) ............. 250 260
W.R. Berkley Corp. , 3 .55% , 3/30/52 , Callable 9/30/51 @ 100 ....................... 250 178
Webster Financial Corp. , 4 .10% , 3/25/29 , Callable 12/25/28 @ 100 ................... 500 489
Wells Fargo & Co. , 2 .88% ( TSFR3M + 143 bps ) , 10/30/30 , Callable 10/30/29 @ 100 , MTN (b) . 250 237
32,530
Health Care (6.6%):
AbbVie, Inc. , 4 .25% , 11/21/49 , Callable 5/21/49 @ 100 ........................... 500 422
Agilent Technologies, Inc. , 4 .75% , 9/9/34 , Callable 6/9/34 @ 100 .................... 275 274
Amgen, Inc.
1 .65% , 8/15/28 , Callable 6/15/28 @ 100 .................................. 500 467
4 .20% , 2/22/52 , Callable 8/22/51 @ 100 .................................. 250 201
Baxter International, Inc.
2 .54% , 2/1/32 , Callable 11/1/31 @ 100 (a) ................................. 250 219
3 .50% , 8/15/46 , Callable 2/15/46 @ 100 .................................. 535 383
Biogen, Inc. , 5 .75% , 5/15/35 , Callable 2/15/35 @ 100 ............................. 210 220
Bio-Rad Laboratories, Inc. , 3 .30% , 3/15/27 , Callable 2/15/27 @ 100 .................. 250 247
Bristol-Myers Squibb Co.
5 .90% , 11/15/33 , Callable 8/15/33 @ 100 .................................. 300 326
4 .55% , 2/20/48 , Callable 8/20/47 @ 100 .................................. 300 263
2 .55% , 11/13/50 , Callable 5/13/50 @ 100 .................................. 500 300
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC , 6 .63% , 7/15/30 ,
Callable 7/16/26 @ 103.31 (a) .......................................... 190 194
CVS Health Corp. , 1 .75% , 8/21/30 , Callable 5/21/30 @ 100 ........................ 750 658
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 1,000 920
Elevance Health, Inc.
5 .15% , 6/15/29 , Callable 5/15/29 @ 100 .................................. 300 309
4 .55% , 5/15/52 , Callable 11/15/51 @ 100 .................................. 250 209
Fresenius Medical Care US Finance III, Inc. , 2 .38% , 2/16/31 , Callable 11/16/30 @ 100 (a) ... 250 221
HCA, Inc.
4 .38% , 3/15/42 , Callable 9/15/41 @ 100 .................................. 94 81
5 .25% , 6/15/49 , Callable 12/15/48 @ 100 ................................. 500 456
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .88% , 6/15/54 , Callable 12/15/53 @
100 (a) ........................................................... 300 294
Humana, Inc.
5 .38% , 4/15/31 , Callable 2/15/31 @ 100 .................................. 170 175
5 .55% , 5/1/35 , Callable 2/1/35 @ 100 .................................... 250 255
Regeneron Pharmaceuticals, Inc. , 2 .80% , 9/15/50 , Callable 3/15/50 @ 100 .............. 400 249

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Revvity, Inc. , 2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ........................... $ 500 $ 447
Solventum Corp.
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 .................................... 30 31
5 .45% , 3/13/31 , Callable 1/13/31 @ 100 .................................. 75 78
5 .60% , 3/23/34 , Callable 12/23/33 @ 100 ................................. 75 78
5 .90% , 4/30/54 , Callable 10/30/53 @ 100 ................................. 74 76
The Cigna Group
3 .40% , 3/1/27 , Callable 12/1/26 @ 100 ................................... 500 495
5 .25% , 1/15/36 , Callable 10/15/35 @ 100 ................................. 225 228
Universal Health Services, Inc.
2 .65% , 1/15/32 , Callable 10/15/31 @ 100 (a) ............................... 191 166
5 .05% , 10/15/34 , Callable 7/15/34 @ 100 ................................. 150 146
Zoetis, Inc. , 5 .00% , 8/17/35 , Callable 5/17/35 @ 100 ............................. 400 404
9,492
Industrials (7.0%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 750 674
AGCO Corp. , 5 .80% , 3/21/34 , Callable 12/21/33 @ 100 ........................... 215 224
Air Lease Corp. , 2 .88% , 1/15/32 , Callable 10/15/31 @ 100 ......................... 250 224
American Airlines Pass Through Trust , 3 .58% , 1/15/28 ............................ 209 204
Aon North America, Inc. , 5 .45% , 3/1/34 , Callable 12/1/33 @ 100 .................... 300 313
Ashtead Capital, Inc. , 5 .50% , 8/11/32 , Callable 5/11/32 @ 100 (a) .................... 500 517
Burlington Northern Santa Fe LLC , 3 .90% , 8/1/46 , Callable 2/1/46 @ 100 .............. 500 407
Carlisle Cos., Inc. , 5 .55% , 9/15/40 , Callable 6/15/40 @ 100 ......................... 55 56
Carrier Global Corp. , 3 .38% , 4/5/40 , Callable 10/5/39 @ 100 ....................... 400 323
CRH America Finance, Inc. , 5 .50% , 1/9/35 , Callable 10/9/34 @ 100 .................. 250 261
Delta Air Lines, Inc. , 5 .25% , 7/10/30 , Callable 6/10/30 @ 100 ....................... 150 153
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (a) ......................... 250 251
FedEx Corp. , 4 .05% , 2/15/48 , Callable 8/15/47 @ 100 (a) .......................... 250 191
Fortune Brands Innovations, Inc. , 4 .00% , 3/25/32 , Callable 12/25/31 @ 100 ............. 250 238
GXO Logistics, Inc. , 2 .65% , 7/15/31 , Callable 4/15/31 @ 100 ....................... 750 669
HEICO Corp. , 5 .25% , 8/1/28 , Callable 7/1/28 @ 100 ............................. 250 257
Hubbell, Inc. , 2 .30% , 3/15/31 , Callable 12/15/30 @ 100 ........................... 500 450
Leidos, Inc.
5 .75% , 3/15/33 , Callable 12/15/32 @ 100 ................................. 250 264
5 .50% , 3/15/35 , Callable 12/15/34 @ 100 ................................. 150 155
MasTec, Inc. , 5 .90% , 6/15/29 , Callable 5/15/29 @ 100 ............................ 214 224
Otis Worldwide Corp. , 3 .11% , 2/15/40 , Callable 8/15/39 @ 100 ...................... 500 390
Owens Corning , 5 .95% , 6/15/54 , Callable 12/15/53 @ 100 (d) ....................... 300 309
Quanta Services, Inc. , 2 .90% , 10/1/30 , Callable 7/1/30 @ 100 ....................... 500 467
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 182 195
RTX Corp. , 4 .20% , 12/15/44 , Callable 6/15/44 @ 100 ............................. 250 208
Ryder System, Inc. , 2 .85% , 3/1/27 , Callable 2/1/27 @ 100 , MTN ..................... 500 491
The Boeing Co.
3 .63% , 2/1/31 , Callable 11/1/30 @ 100 ................................... 500 479
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 300 300
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 500 479
United Airlines Pass Through Trust , 5 .45% , 8/15/38 .............................. 266 272
Verisk Analytics, Inc. , 5 .25% , 6/5/34 , Callable 3/5/34 @ 100 ........................ 300 309
Weir Group, Inc. , 5 .35% , 5/6/30 , Callable 4/6/30 @ 100 (a) ......................... 157 161
10,115
Information Technology (5.4%):
Atlassian Corp. , 5 .50% , 5/15/34 , Callable 2/15/34 @ 100 .......................... 230 237
Autodesk, Inc. , 2 .40% , 12/15/31 , Callable 9/15/31 @ 100 .......................... 450 399
Broadcom, Inc. , 2 .60% , 2/15/33 , Callable 11/15/32 @ 100 (a) ........................ 1,000 877
Dell International LLC/EMC Corp.
4 .85% , 2/1/35 , Callable 11/1/34 @ 100 ................................... 150 148
5 .10% , 2/15/36 , Callable 11/15/35 @ 100 .................................. 283 281
3 .38% , 12/15/41 , Callable 6/15/41 @ 100 (a) ............................... 500 384
Hewlett Packard Enterprise Co. , 5 .00% , 10/15/34 , Callable 7/15/34 @ 100 .............. 215 213
Jabil, Inc. , 3 .00% , 1/15/31 , Callable 10/15/30 @ 100 .............................. 500 461
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 200 201
Marvell Technology, Inc. , 2 .45% , 4/15/28 , Callable 2/15/28 @ 100 ................... 150 144

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Micron Technology, Inc.
5 .88% , 2/9/33 , Callable 11/9/32 @ 100 ................................... $ 250 $ 265
6 .05% , 11/1/35 , Callable 8/2/35 @ 100 ................................... 150 160
Microsoft Corp. , 2 .53% , 6/1/50 , Callable 12/1/49 @ 100 ........................... 250 158
Motorola Solutions, Inc. , 5 .55% , 8/15/35 , Callable 5/15/35 @ 100 .................... 240 250
Oracle Corp.
1 .65% , 3/25/26 , Callable 2/25/26 @ 100 .................................. 600 593
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 320 285
5 .88% , 9/26/45 , Callable 3/26/45 @ 100 .................................. 300 301
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 650 458
South Bow USA Infrastructure Holdings LLC , 5 .58% , 10/1/34 , Callable 7/1/34 @ 100 ..... 230 231
Synopsys, Inc. , 5 .15% , 4/1/35 , Callable 1/1/35 @ 100 ............................. 245 249
TSMC Arizona Corp. , 2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ..................... 800 726
Western Digital Corp. , 2 .85% , 2/1/29 , Callable 12/1/28 @ 100 ....................... 250 235
Workday, Inc. , 3 .70% , 4/1/29 , Callable 2/1/29 @ 100 ............................. 500 493
7,749
Materials (4.0%):
Albemarle Corp. , 4 .65% , 6/1/27 , Callable 5/1/27 @ 100 (d) ......................... 250 250
Amcor Flexibles North America, Inc. , 2 .69% , 5/25/31 , Callable 2/25/31 @ 100 ........... 227 206
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 588 546
Avery Dennison Corp. , 2 .25% , 2/15/32 , Callable 11/15/31 @ 100 .................... 500 433
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (a) ................... 500 501
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP , 4 .75% , 5/15/30 ,
Callable 4/15/30 @ 100 (a) ............................................ 215 219
Ecolab, Inc.
5 .00% , 9/1/35 , Callable 6/1/35 @ 100 .................................... 218 222
2 .70% , 12/15/51 , Callable 6/15/51 @ 100 ................................. 250 158
Huntsman International LLC , 5 .70% , 10/15/34 , Callable 7/15/34 @ 100 ................ 220 201
LYB International Finance III LLC
3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ................................... 185 137
4 .20% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 500 370
Martin Marietta Materials, Inc. , 5 .50% , 12/1/54 , Callable 6/1/54 @ 100 ................ 150 149
Packaging Corp. of America
5 .20% , 8/15/35 , Callable 5/15/35 @ 100 .................................. 83 85
3 .05% , 10/1/51 , Callable 4/1/51 @ 100 ................................... 750 490
Reliance, Inc. , 2 .15% , 8/15/30 , Callable 5/15/30 @ 100 ............................ 250 224
Sealed Air Corp. , 7 .25% , 2/15/31 , Callable 11/15/26 @ 103.63 (a) .................... 350 368
Syensqo Finance America LLC , 5 .85% , 6/4/34 , Callable 3/4/34 @ 100 (a) ............... 300 314
The Dow Chemical Co. , 5 .65% , 3/15/36 , Callable 12/15/35 @ 100 .................... 240 241
Vulcan Materials Co.
5 .35% , 12/1/34 , Callable 9/1/34 @ 100 ................................... 160 165
5 .70% , 12/1/54 , Callable 6/1/54 @ 100 ................................... 200 204
WRKCo, Inc. , 3 .00% , 6/15/33 , Callable 3/15/33 @ 100 ............................ 400 355
5,838
Real Estate (4.0%):
Alexandria Real Estate Equities, Inc.
2 .00% , 5/18/32 , Callable 2/18/32 @ 100 .................................. 500 423
5 .50% , 10/1/35 , Callable 7/1/35 @ 100 ................................... 270 277
3 .55% , 3/15/52 , Callable 9/15/51 @ 100 .................................. 500 348
Boston Properties LP , 2 .55% , 4/1/32 , Callable 1/1/32 @ 100 ........................ 500 433
CBRE Services, Inc.
2 .50% , 4/1/31 , Callable 1/1/31 @ 100 .................................... 250 226
5 .50% , 6/15/35 , Callable 3/15/35 @ 100 .................................. 150 154
Crown Castle, Inc.
2 .25% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 250 222
2 .90% , 4/1/41 , Callable 10/1/40 @ 100 ................................... 250 183
DOC DR LLC , 2 .63% , 11/1/31 , Callable 8/1/31 @ 100 ............................ 250 223
ERP Operating LP , 2 .85% , 11/1/26 , Callable 8/1/26 @ 100 ......................... 500 494
Essex Portfolio LP , 2 .65% , 3/15/32 , Callable 12/15/31 @ 100 ....................... 500 445
GLP Capital LP/GLP Financing II, Inc.
3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 117 105
5 .63% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 150 152

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Highwoods Realty LP , 2 .60% , 2/1/31 , Callable 11/1/30 @ 100 ....................... $ 400 $ 354
Host Hotels & Resorts LP , 3 .50% , 9/15/30 , Callable 6/15/30 @ 100 ................... 500 470
Kilroy Realty LP , 2 .65% , 11/15/33 , Callable 8/15/33 @ 100 ........................ 400 327
Kimco Realty OP LLC , 4 .85% , 3/1/35 , Callable 12/1/34 @ 100 ...................... 350 348
Phillips Edison Grocery Center Operating Partnership LP , 4 .95% , 1/15/35 , Callable 10/15/34 @
100 ............................................................. 215 212
Simon Property Group LP , 2 .25% , 1/15/32 , Callable 10/15/31 @ 100 .................. 250 220
VICI Properties LP , 5 .63% , 4/1/35 , Callable 1/1/35 @ 100 .......................... 100 102
5,718
Utilities (8.3%):
AEP Texas, Inc.
5 .70% , 5/15/34 , Callable 2/15/34 @ 100 .................................. 275 286
5 .85% , 10/15/55 , Callable 4/15/55 @ 100 ................................. 375 374
Alabama Power Co. , 3 .13% , 7/15/51 , Callable 1/15/51 @ 100 ....................... 500 339
Alliant Energy Finance LLC , 5 .40% , 6/6/27 , Callable 5/6/27 @ 100 (a) ................. 250 253
Ameren Corp. , 3 .50% , 1/15/31 , Callable 10/15/30 @ 100 .......................... 250 239
Ameren Illinois Co. , 5 .55% , 7/1/54 , Callable 1/1/54 @ 100 ......................... 300 304
Arizona Public Service Co. , 5 .70% , 8/15/34 , Callable 5/15/34 @ 100 .................. 250 262
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (b) ......... 300 293
DTE Electric Co. , 3 .65% , 3/1/52 , Callable 9/1/51 @ 100 ........................... 500 374
DTE Energy Co.
4 .95% , 7/1/27 , Callable 6/1/27 @ 100 .................................... 100 101
5 .85% , 6/1/34 , Callable 3/1/34 @ 100 .................................... 47 50
Duke Energy Carolinas LLC , 2 .85% , 3/15/32 , Callable 12/15/31 @ 100 ................ 250 228
Duke Energy Corp. , 5 .80% , 6/15/54 , Callable 12/15/53 @ 100 ....................... 250 253
Duke Energy Florida LLC , 2 .40% , 12/15/31 , Callable 9/15/31 @ 100 .................. 1,000 899
Duquesne Light Holdings, Inc.
2 .53% , 10/1/30 , Callable 7/1/30 @ 100 (a) ................................. 150 134
2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (a) ................................. 250 221
Entergy Corp. , 2 .40% , 6/15/31 , Callable 3/5/31 @ 100 ............................ 500 447
Entergy Louisiana LLC
5 .70% , 3/15/54 , Callable 9/15/53 @ 100 .................................. 250 252
5 .80% , 3/15/55 , Callable 9/15/54 @ 100 .................................. 200 205
Florida Power & Light Co.
3 .15% , 10/1/49 , Callable 4/1/49 @ 100 ................................... 250 174
2 .88% , 12/4/51 , Callable 6/4/51 @ 100 ................................... 500 324
Georgia Power Co. , 5 .25% , 3/15/34 , Callable 9/15/33 @ 100 ........................ 500 516
Gulfstream Natural Gas System LLC , 5 .60% , 7/23/35 , Callable 4/23/35 @ 100 (a) ......... 260 266
ITC Holdings Corp. , 3 .35% , 11/15/27 , Callable 8/15/27 @ 100 ...................... 500 491
MidAmerican Energy Co. , 2 .70% , 8/1/52 , Callable 2/1/52 @ 100 ..................... 500 314
NextEra Energy Capital Holdings, Inc. , 2 .44% , 1/15/32 , Callable 10/15/31 @ 100 ......... 500 442
Niagara Mohawk Power Corp. , 5 .29% , 1/17/34 , Callable 10/17/33 @ 100 (a) ............. 250 255
Northern States Power Co. , 5 .65% , 6/15/54 , Callable 12/15/53 @ 100 ................. 200 206
Oglethorpe Power Corp.
4 .20% , 12/1/42 .................................................... 100 81
4 .50% , 4/1/47 , Callable 10/1/46 @ 100 ................................... 312 264
5 .80% , 6/1/54 , Callable 12/1/53 @ 100 ................................... 150 149
Oncor Electric Delivery Co. LLC
3 .75% , 4/1/45 , Callable 10/1/44 @ 100 ................................... 500 395
5 .80% , 4/1/55 , Callable 10/1/54 @ 100 (a) ................................. 220 227
PECO Energy Co. , 3 .00% , 9/15/49 , Callable 3/15/49 @ 100 ........................ 500 336
Piedmont Natural Gas Co., Inc. , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 ............... 250 260
Potomac Electric Power Co. , 5 .50% , 3/15/54 , Callable 9/15/53 @ 100 ................. 300 297
Southwestern Electric Power Co. , 3 .25% , 11/1/51 , Callable 5/1/51 @ 100 ............... 250 167
The Southern Co. , 4 .00% ( H15T5Y + 373 bps ) , 1/15/51 , Callable 10/15/25 @ 100 (b) ........ 300 299
Union Electric Co. , 2 .15% , 3/15/32 , Callable 12/15/31 @ 100 ....................... 500 435
Wisconsin Public Service Corp. , 2 .85% , 12/1/51 , Callable 6/1/51 @ 100 ............... 250 159
Xcel Energy, Inc. , 2 .35% , 11/15/31 , Callable 5/15/31 @ 100 ........................ 500 440
12,011
Total Corporate Bonds (Cost $118,044)
a
a
a
111,376

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Yankee Dollars (16.6%)
Communication Services (0.3%):
Rogers Communications, Inc. , 4 .50% , 3/15/42 , Callable 9/15/41 @ 100 (a) .............. $ 500 $ 435
Consumer Discretionary (0.2%):
Carnival Corp. , 5 .13% , 5/1/29 , Callable 2/1/29 @ 100 (a) ........................... 192 192
Gildan Activewear, Inc. , 5 .40% , 10/7/35 , Callable 7/7/35 @ 100 (a) ................... 112 112
304
Consumer Staples (0.8%):
Alimentation Couche-Tard, Inc. , 2 .95% , 1/25/30 , Callable 10/25/29 @ 100 (a) ............ 250 236
Bacardi Ltd./Bacardi-Martini BV , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 (a) ............ 300 303
Bacardi-Martini BV , 6 .00% , 2/1/35 , Callable 11/1/34 @ 100 (a) ...................... 150 156
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (a) ...................... 250 216
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL , 5 .75% , 4/1/33 ,
Callable 1/1/33 @ 100 ............................................... 182 190
1,101
Energy (1.4%):
Canadian Natural Resources Ltd. , 5 .40% , 12/15/34 , Callable 9/15/34 @ 100 (a) ........... 450 459
Enbridge, Inc. , 5 .63% , 4/5/34 , Callable 1/5/34 @ 100 ............................. 300 313
Harbour Energy PLC , 6 .33% , 4/1/35 , Callable 1/1/35 @ 100 (a) ...................... 200 205
Shell International Finance BV , 2 .88% , 11/26/41 , Callable 5/26/41 @ 100 .............. 500 371
Smurfit Westrock Financing DAC , 5 .42% , 1/15/35 , Callable 10/15/34 @ 100 ............ 200 206
Var Energi ASA
8 .00% , 11/15/32 , Callable 8/15/32 @ 100 (a) ................................ 250 291
6 .50% , 5/22/35 , Callable 2/22/35 @ 100 (a) ................................ 200 212
2,057
Financials (10.0%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust , 4 .95% , 9/10/34 , Callable 6/10/34
@ 100 ........................................................... 300 299
Allianz SE , 6 .35% ( H15T5Y + 323 bps ) , 9/6/53 , Callable 3/6/33 @ 100 (a) (b) ............. 200 215
Banco Santander SA , 6 .92% , 8/8/33 ......................................... 200 222
Bank of New Zealand , 2 .87% , 1/27/32 (a) ...................................... 250 227
Barclays PLC
5 .83% ( SOFR + 221 bps ) , 5/9/27 , Callable 5/9/26 @ 100 (b) ...................... 250 252
4 .95% , 1/10/47 .................................................... 1,000 918
BNP Paribas SA , 4 .63% , 3/13/27 (a) .......................................... 500 502
BP Capital Markets PLC , 4 .88% ( H15T5Y + 440 bps ) , Callable 3/22/30 @ 100 (b) (c) ........ 250 249
BPCE SA , 6 .51% ( SOFR + 279 bps ) , 1/18/35 , Callable 1/18/34 @ 100 (a) (b) .............. 300 319
Brookfield Asset Management Ltd. , 6 .08% , 9/15/55 , Callable 3/15/55 @ 100 ............ 114 118
Brookfield Finance, Inc. , 2 .72% , 4/15/31 , Callable 1/15/31 @ 100 .................... 500 456
Canadian Imperial Bank of Commerce
7 .26% , 4/10/32 (a) .................................................. 168 173
6 .09% , 10/3/33 , Callable 7/3/33 @ 100 ................................... 250 272
Commonwealth Bank of Australia , 2 .69% , 3/11/31 (a) ............................. 500 452
Credit Agricole SA , 6 .25% ( SOFR + 267 bps ) , 1/10/35 , Callable 1/10/34 @ 100 (a) (b) ....... 250 264
Deutsche Bank AG
4 .88% ( USISOA05 + 255 bps ) , 12/1/32 , Callable 12/1/27 @ 100 (b) ................ 500 500
5 .40% ( SOFR + 205 bps ) , 9/11/35 , Callable 9/11/34 @ 100 (b) (d) .................. 250 255
HSBC Holdings PLC , 2 .21% ( SOFR + 129 bps ) , 8/17/29 , Callable 8/17/28 @ 100 (b) ........ 1,000 944
JAB Holdings BV , 4 .50% , 4/8/52 , Callable 10/8/51 @ 100 (a) ....................... 250 197
Lloyds Banking Group PLC
1 .63% ( H15T1Y + 85 bps ) , 5/11/27 , Callable 5/11/26 @ 100 (b) ................... 1,000 984
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (b) ................. 303 353
Macquarie Airfinance Holdings Ltd.
5 .15% , 3/17/30 , Callable 2/17/30 @ 100 (a) ................................ 112 114
6 .50% , 3/26/31 , Callable 1/26/31 @ 100 (a) ................................ 42 45
Macquarie Bank Ltd. , 3 .05% ( H15T5Y + 170 bps ) , 3/3/36 , Callable 3/3/31 @ 100 (a) (b) ...... 500 452
Mitsubishi UFJ Financial Group, Inc. , 5 .62% ( H15T1Y + 127 bps ) , 4/24/36 , Callable 4/24/35 @
100 (b) ........................................................... 200 210
Mizuho Financial Group, Inc. , 5 .58% ( H15T1Y + 130 bps ) , 5/26/35 , Callable 5/26/34 @ 100 (b) 293 306
NatWest Group PLC , 1 .64% ( H15T1Y + 90 bps ) , 6/14/27 , Callable 6/14/26 @ 100 (b) ....... 1,000 981
Societe Generale SA , 1 .49% ( H15T1Y + 110 bps ) , 12/14/26 , Callable 12/14/25 @ 100 (a) (b) .. 500 497

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Standard Chartered PLC , 7 .77% ( H15T1Y + 345 bps ) , 11/16/28 , Callable 11/16/27 @ 100 (a) (b) $ 500 $ 535
Sumitomo Mitsui Financial Group, Inc. , 2 .47% , 1/14/29 ........................... 250 237
Sumitomo Mitsui Trust Group, Inc. , 5 .42% ( SOFR + 165 bps ) , 9/11/36 , Callable 9/11/35 @
100 (a) (b) ......................................................... 207 209
The Bank of Nova Scotia
4 .50% , 12/16/25 .................................................... 500 500
5 .13% ( SOFR + 107 bps ) , 2/14/31 , Callable 2/14/30 @ 100 (b) (d) .................. 275 283
The Toronto-Dominion Bank , 3 .63% ( USSW5 + 221 bps ) , 9/15/31 , Callable 9/15/26 @ 100 (b) . 500 496
UBS Group AG
4 .28% , 1/9/28 , Callable 1/9/27 @ 100 (a) .................................. 217 217
3 .09% ( SOFR + 173 bps ) , 5/14/32 , Callable 5/14/31 @ 100 (a) (b) .................. 500 463
5 .01% ( SOFR + 134 bps ) , 3/23/37 , Callable 3/23/36 @ 100 (a) (b) .................. 244 242
Westpac Banking Corp. , 4 .32% ( USISOA05 + 224 bps ) , 11/23/31 , Callable 11/23/26 @ 100 (b) 500 499
14,457
Health Care (1.1%):
Olympus Corp. , 2 .14% , 12/8/26 , Callable 11/8/26 @ 100 (a) ........................ 152 148
Royalty Pharma PLC , 3 .55% , 9/2/50 , Callable 3/2/50 @ 100 ........................ 750 527
Smith & Nephew PLC
2 .03% , 10/14/30 , Callable 7/14/30 @ 100 ................................. 475 425
5 .40% , 3/20/34 , Callable 12/20/33 @ 100 ................................. 100 103
Takeda Pharmaceutical Co. Ltd. , 5 .65% , 7/5/54 , Callable 1/5/54 @ 100 ................ 400 400
1,603
Industrials (1.1%):
Aircastle Ltd. , 5 .95% , 2/15/29 , Callable 1/15/29 @ 100 (a) .......................... 300 313
Element Fleet Management Corp. , 6 .32% , 12/4/28 , Callable 11/4/28 @ 100 (a) ........... 250 265
Ferguson Finance PLC , 3 .25% , 6/2/30 , Callable 3/2/30 @ 100 (a) ..................... 250 237
LG Energy Solution Ltd. , 5 .38% , 7/2/29 (a) ..................................... 200 205
Pentair Finance SARL , 5 .90% , 7/15/32 , Callable 4/15/32 @ 100 ..................... 250 265
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 250 260
1,545
Information Technology (0.9%):
Kioxia Holdings Corp. , 6 .63% , 7/24/33 , Callable 7/24/28 @ 103.31 (a) ................. 200 205
NXP BV/NXP Funding LLC/NXP USA, Inc. , 3 .25% , 5/11/41 , Callable 11/11/40 @ 100 .... 600 457
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 338 352
SK Hynix, Inc. , 5 .50% , 1/16/29 (a) ........................................... 200 206
1,220
Materials (0.5%):
Alcoa Nederland Holding BV , 7 .13% , 3/15/31 , Callable 3/15/27 @ 103.56 (a) ............ 37 39
ArcelorMittal SA , 6 .80% , 11/29/32 , Callable 8/29/32 @ 100 ........................ 250 279
CCL Industries, Inc. , 3 .25% , 10/1/26 , Callable 7/1/26 @ 100 (a) ...................... 250 247
Minera Mexico SA de CV , 5 .63% , 2/12/32 , Callable 12/12/31 @ 100 (a) ................ 200 206
771
Real Estate (0.3%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 504 449
Total Yankee Dollars (Cost $24,419)
a
a
a
23,942
U.S. Treasury Obligations (4.6%)
U.S. Treasury Bonds
3 .88% , 5/15/43 .................................................... 1,300 1,177
4 .50% , 2/15/44 .................................................... 800 782
3 .38% , 5/15/44 .................................................... 1,100 918
3 .00% , 5/15/45 .................................................... 750 584
3 .38% , 11/15/48 .................................................... 500 402
4 .00% , 11/15/52 .................................................... 200 177
4 .13% , 8/15/53 .................................................... 1,350 1,220
4 .25% , 8/15/54 .................................................... 950 877
U.S. Treasury Notes
1 .63% , 11/30/26 .................................................... 100 98

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
3 .88% , 12/31/27 .................................................... $ 100 $ 101
3 .75% , 12/31/28 .................................................... 300 301
3 .88% , 8/15/34 .................................................... 100 98
Total U.S. Treasury Obligations (Cost $6,868)
a
a
a
6,735
Commercial Paper (0.3%)
Basic Materials (0.3%):
Cabot Corp. , 4 .19% , 10/1/25 (a) (e) ........................................... 500 500
Total Commercial Paper (Cost $500)
a
a
a
500
Shares
Collateral for Securities Loaned (0.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .03% (f) ........ 236,349 237
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .05% (f) ............ 236,349 236
Invesco Government & Agency Portfolio, Institutional Shares , 4 .05% (f) ................ 236,349 236
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .04% (f) . 236,349 236
Total Collateral for Securities Loaned (Cost $945)
a
a
a
945
Total Investments (Cost $150,776) — 99.4% 143,498
Other assets in excess of liabilities —  0.6% 809
NET ASSETS - 100.00% $ 144,307
At September 30, 2025, the Fund's investments in foreign securities were 16.6% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2025, the fair value of these securities was
$28,729 (thousands) and amounted to 19.9% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2025.
(c) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(d) All or a portion of this security is on loan.
(e) Rate represents the effective yield at September 30, 2025.
(f) Rate disclosed is the daily yield on September 30, 2025.
bps
—
Basis points
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2025.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of September 30, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of September 30, 2025.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of September 30, 2025.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of September 30, 2025.

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Corporate Bonds (31.9%)
Communication Services (2.0%):
AT&T, Inc.
4 .25% , 3/1/27 , Callable 12/1/26 @ 100 ................................... $ 150 $ 150
1 .65% , 2/1/28 , Callable 12/1/27 @ 100 ................................... 154 146
4 .35% , 3/1/29 , Callable 12/1/28 @ 100 ................................... 145 145
5 .40% , 2/15/34 , Callable 11/15/33 @ 100 .................................. 73 76
Charter Communications Operating LLC/Charter Communications Operating Capital
3 .75% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 115 113
5 .05% , 3/30/29 , Callable 12/30/28 @ 100 ................................. 145 147
2 .80% , 4/1/31 , Callable 1/1/31 @ 100 .................................... 89 80
Comcast Corp.
2 .65% , 2/1/30 , Callable 11/1/29 @ 100 ................................... 115 108
3 .40% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 315 305
Discovery Communications LLC , 3 .63% , 5/15/30 , Callable 2/15/30 @ 100 .............. 94 87
Paramount Global
4 .00% , 1/15/26 , Callable 10/18/25 @ 100 ................................. 34 34
3 .38% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 94 91
T-Mobile US, Inc.
3 .75% , 4/15/27 , Callable 2/15/27 @ 100 .................................. 234 233
2 .55% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 75 68
5 .15% , 4/15/34 , Callable 1/15/34 @ 100 .................................. 115 118
Verizon Communications, Inc.
1 .75% , 1/20/31 , Callable 10/20/30 @ 100 ................................. 109 95
2 .55% , 3/21/31 , Callable 12/21/30 @ 100 ................................. 101 92
5 .40% , 7/2/37 , Callable 4/2/37 @ 100 (a) .................................. 182 185
Warnermedia Holdings, Inc. , 4 .28% , 3/15/32 , Callable 12/15/31 @ 100 ................ 38 35
2,308
Consumer Discretionary (1.8%):
AutoNation, Inc. , 5 .89% , 3/15/35 , Callable 12/15/34 @ 100 ........................ 96 99
AutoZone, Inc. , 4 .75% , 8/1/32 , Callable 5/1/32 @ 100 ............................ 56 56
Brunswick Corp.
5 .85% , 3/18/29 , Callable 2/18/29 @ 100 .................................. 52 54
4 .40% , 9/15/32 , Callable 6/15/32 @ 100 .................................. 29 28
Choice Hotels International, Inc. , 5 .85% , 8/1/34 , Callable 5/1/34 @ 100 ................ 50 51
General Motors Financial Co., Inc. , 5 .85% , 4/6/30 , Callable 2/6/30 @ 100 .............. 127 133
Genuine Parts Co.
6 .50% , 11/1/28 , Callable 10/1/28 @ 100 .................................. 82 87
2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 51 45
Las Vegas Sands Corp. , 3 .90% , 8/8/29 , Callable 5/8/29 @ 100 ....................... 160 155
LKQ Corp. , 5 .75% , 6/15/28 , Callable 5/15/28 @ 100 ............................. 87 90
Lowe's Cos., Inc.
2 .63% , 4/1/31 , Callable 1/1/31 @ 100 .................................... 135 123
5 .00% , 4/15/33 , Callable 1/15/33 @ 100 .................................. 66 67
Marriott International, Inc. , 3 .50% , 10/15/32 , Callable 7/15/32 @ 100 ................. 115 106
Mattel, Inc. , 3 .75% , 4/1/29 , Callable 10/13/25 @ 100.94 (a) ......................... 83 80
O'Reilly Automotive, Inc.
3 .60% , 9/1/27 , Callable 6/1/27 @ 100 .................................... 148 147
4 .20% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 66 66
5 .00% , 8/19/34 , Callable 5/19/34 @ 100 .................................. 99 100
PulteGroup, Inc.
5 .00% , 1/15/27 , Callable 10/15/26 @ 100 ................................. 89 90
6 .38% , 5/15/33 .................................................... 41 45
Tapestry, Inc. , 5 .50% , 3/11/35 , Callable 12/11/34 @ 100 ........................... 89 91
The Home Depot, Inc. , 1 .38% , 3/15/31 , Callable 12/15/30 @ 100 .................... 90 78
Volkswagen Group of America Finance LLC , 4 .85% , 9/11/30 , Callable 8/11/30 @ 100 (a) ... 200 201
1,992
Consumer Staples (1.7%):
BAT Capital Corp.
2 .73% , 3/25/31 , Callable 12/25/30 @ 100 ................................. 150 137
6 .42% , 8/2/33 , Callable 5/2/33 @ 100 .................................... 51 56

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Bunge Ltd. Finance Corp.
3 .25% , 8/15/26 , Callable 5/15/26 @ 100 .................................. $ 93 $ 92
3 .75% , 9/25/27 , Callable 6/25/27 @ 100 .................................. 93 93
2 .75% , 5/14/31 , Callable 2/14/31 @ 100 .................................. 33 30
Church & Dwight Co., Inc. , 5 .60% , 11/15/32 , Callable 8/15/32 @ 100 ................. 70 74
Constellation Brands, Inc. , 2 .25% , 8/1/31 , Callable 5/1/31 @ 100 ..................... 149 131
Dollar General Corp. , 5 .20% , 7/5/28 , Callable 6/5/28 @ 100 ........................ 109 112
Keurig Dr. Pepper, Inc.
3 .95% , 4/15/29 , Callable 2/15/29 @ 100 .................................. 155 153
4 .05% , 4/15/32 , Callable 1/15/32 @ 100 .................................. 58 56
Kraft Heinz Foods Co. , 4 .25% , 3/1/31 , Callable 12/1/30 @ 100 ...................... 58 57
Mars, Inc. , 4 .80% , 3/1/30 , Callable 2/1/30 @ 100 (a) .............................. 223 227
McCormick & Co., Inc. , 3 .40% , 8/15/27 , Callable 5/15/27 @ 100 .................... 114 113
Philip Morris International, Inc.
4 .88% , 2/15/28 , Callable 1/15/28 @ 100 .................................. 125 127
5 .38% , 2/15/33 , Callable 11/15/32 @ 100 .................................. 73 76
The Campbell's Co. , 4 .15% , 3/15/28 , Callable 12/15/27 @ 100 ...................... 113 113
The J.M. Smucker Co.
5 .90% , 11/15/28 , Callable 10/15/28 @ 100 ................................. 145 152
6 .20% , 11/15/33 , Callable 8/15/33 @ 100 .................................. 75 81
The Kroger Co. , 5 .00% , 9/15/34 , Callable 6/15/34 @ 100 .......................... 33 33
1,913
Energy (2.2%):
APA Corp. , 4 .38% , 10/15/28 , Callable 7/15/28 @ 100 ............................. 154 150
ConocoPhillips Co. , 5 .90% , 10/15/32 ......................................... 51 56
Coterra Energy, Inc. , 5 .40% , 2/15/35 , Callable 11/15/34 @ 100 ...................... 146 147
DCP Midstream Operating LP
5 .63% , 7/15/27 , Callable 4/15/27 @ 100 .................................. 109 111
3 .25% , 2/15/32 , Callable 8/15/31 @ 100 .................................. 63 57
Duke Energy Carolinas LLC , 6 .00% , 12/1/28 ................................... 156 164
Eastern Energy Gas Holdings LLC , 5 .80% , 1/15/35 , Callable 10/15/34 @ 100 ........... 83 87
Energy Transfer LP
4 .20% , 4/15/27 , Callable 1/15/27 @ 100 .................................. 111 111
6 .55% , 12/1/33 , Callable 9/1/33 @ 100 ................................... 77 84
Enterprise Products Operating LLC , 4 .95% , 2/15/35 , Callable 11/15/34 @ 100 ........... 89 90
Helmerich & Payne, Inc. , 5 .50% , 12/1/34 , Callable 9/1/34 @ 100 (b) .................. 59 58
HF Sinclair Corp. , 6 .25% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 99 104
Kinder Morgan, Inc.
1 .75% , 11/15/26 , Callable 10/15/26 @ 100 ................................. 95 93
4 .30% , 3/1/28 , Callable 12/1/27 @ 100 ................................... 89 89
5 .20% , 6/1/33 , Callable 3/1/33 @ 100 .................................... 62 64
MPLX LP , 4 .95% , 9/1/32 , Callable 6/1/32 @ 100 ................................ 68 68
ONEOK, Inc. , 5 .05% , 11/1/34 , Callable 8/1/34 @ 100 ............................. 58 57
Patterson-UTI Energy, Inc. , 7 .15% , 10/1/33 , Callable 7/1/33 @ 100 ................... 41 44
Phillips 66 Co. , 3 .15% , 12/15/29 , Callable 9/15/29 @ 100 .......................... 119 114
Plains All American Pipeline LP/PAA Finance Corp.
3 .55% , 12/15/29 , Callable 9/15/29 @ 100 ................................. 152 147
3 .80% , 9/15/30 , Callable 6/15/30 @ 100 .................................. 158 153
Shell Finance US, Inc. , 2 .75% , 4/6/30 , Callable 1/6/30 @ 100 ....................... 65 61
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5 .00% , 1/15/28 , Callable 11/2/25 @ 100.83 ................................ 105 105
5 .50% , 3/1/30 , Callable 10/13/25 @ 102.75 ................................ 58 59
Valero Energy Corp. , 5 .15% , 2/15/30 , Callable 1/15/30 @ 100 ....................... 115 119
Western Midstream Operating LP
4 .05% , 2/1/30 , Callable 11/1/29 @ 100 ................................... 66 64
6 .15% , 4/1/33 , Callable 1/1/33 @ 100 .................................... 71 75
2,531
Financials (10.9%):
Ally Financial, Inc. , 7 .10% , 11/15/27 , Callable 10/15/27 @ 100 ...................... 53 56
Amcor Finance USA, Inc.
3 .63% , 4/28/26 , Callable 1/28/26 @ 100 .................................. 54 54
4 .50% , 5/15/28 , Callable 2/15/28 @ 100 .................................. 89 89

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
American Express Co.
5 .10% ( SOFR + 100 bps ) , 2/16/28 , Callable 2/16/27 @ 100 (c) .................... $ 50 $ 51
4 .99% ( SOFR + 226 bps ) , 5/26/33 , Callable 2/26/32 @ 100 (c) .................... 57 58
5 .28% ( SOFR + 142 bps ) , 7/26/35 , Callable 7/26/34 @ 100 (c) .................... 99 102
American Honda Finance Corp. , 4 .60% , 4/17/30 ................................. 73 74
Aon Corp./Aon Global Holdings PLC
2 .85% , 5/28/27 , Callable 4/28/27 @ 100 .................................. 154 151
4 .50% , 12/15/28 , Callable 9/15/28 @ 100 ................................. 133 134
5 .00% , 9/12/32 , Callable 6/12/32 @ 100 .................................. 66 68
Athene Holding Ltd. , 4 .13% , 1/12/28 , Callable 10/12/27 @ 100 ...................... 162 162
Bank of America Corp.
6 .22% , 9/15/26 .................................................... 172 175
5 .93% ( SOFR + 134 bps ) , 9/15/27 , Callable 9/15/26 @ 100 (c) .................... 238 242
4 .18% , 11/25/27 , Callable 11/25/26 @ 100 , MTN ............................ 265 265
3 .42% ( TSFR3M + 130 bps ) , 12/20/28 , Callable 12/20/27 @ 100 (c) ................ 113 111
2 .69% ( SOFR + 132 bps ) , 4/22/32 , Callable 4/22/31 @ 100 (c) .................... 192 175
5 .29% ( SOFR + 191 bps ) , 4/25/34 , Callable 4/25/33 @ 100 (c) .................... 372 385
Blue Owl Credit Income Corp. , 4 .70% , 2/8/27 , Callable 1/8/27 @ 100 ................. 125 125
Brookfield Capital Finance LLC , 6 .09% , 6/14/33 , Callable 3/14/33 @ 100 .............. 53 57
Brown & Brown, Inc.
5 .65% , 6/11/34 , Callable 3/11/34 @ 100 .................................. 16 17
5 .55% , 6/23/35 , Callable 3/23/35 @ 100 .................................. 55 57
Capital One Financial Corp.
2 .36% ( SOFR + 134 bps ) , 7/29/32 , Callable 7/29/31 @ 100 (c) .................... 90 78
5 .82% ( SOFR + 260 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (c) ...................... 134 141
CDW LLC/CDW Finance Corp. , 2 .67% , 12/1/26 , Callable 11/1/26 @ 100 .............. 115 113
Citigroup, Inc.
4 .13% , 7/25/28 .................................................... 63 63
3 .98% ( TSFR3M + 160 bps ) , 3/20/30 , Callable 3/20/29 @ 100 (c) .................. 74 73
4 .41% ( SOFR + 391 bps ) , 3/31/31 , Callable 3/31/30 @ 100 (c) .................... 140 140
6 .17% ( SOFR + 266 bps ) , 5/25/34 , Callable 5/25/33 @ 100 (c) .................... 94 100
Citizens Financial Group, Inc. , 5 .84% ( SOFR + 201 bps ) , 1/23/30 , Callable 1/23/29 @ 100 (c) . 275 287
Corebridge Financial, Inc. , 3 .65% , 4/5/27 , Callable 3/5/27 @ 100 .................... 145 144
Fifth Third Bancorp
2 .25% , 2/1/27 , Callable 1/1/27 @ 100 .................................... 119 116
1 .71% ( SOFR + 69 bps ) , 11/1/27 , Callable 11/1/26 @ 100 (c) ..................... 53 51
5 .63% ( SOFR + 184 bps ) , 1/29/32 , Callable 1/29/31 @ 100 (c) .................... 108 113
4 .34% ( SOFR + 166 bps ) , 4/25/33 , Callable 4/25/32 @ 100 (c) .................... 83 81
First American Financial Corp. , 2 .40% , 8/15/31 , Callable 5/15/31 @ 100 ............... 68 59
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 63 65
First Horizon Corp. , 5 .51% ( SOFR + 177 bps ) , 3/7/31 , Callable 3/7/30 @ 100 (c) ........... 66 68
Fiserv, Inc.
3 .50% , 7/1/29 , Callable 4/1/29 @ 100 .................................... 160 155
5 .60% , 3/2/33 , Callable 12/2/32 @ 100 ................................... 79 83
Ford Motor Credit Co. LLC
4 .39% , 1/8/26 , MTN ................................................ 68 68
6 .80% , 5/12/28 , Callable 4/12/28 @ 100 .................................. 145 151
General Motors Financial Co., Inc. , 2 .70% , 8/20/27 , Callable 6/20/27 @ 100 ............ 168 163
Global Payments, Inc.
4 .80% , 4/1/26 , Callable 1/1/26 @ 100 .................................... 66 66
5 .40% , 8/15/32 , Callable 5/15/32 @ 100 .................................. 73 75
Horizon Mutual Holdings, Inc. , 6 .20% , 11/15/34 , Callable 8/15/34 @ 100 (a) ............ 58 57
Huntington Bancshares, Inc. , 5 .02% ( SOFR + 205 bps ) , 5/17/33 , Callable 5/17/32 @ 100 (c) ... 58 58
JPMorgan Chase & Co.
4 .13% , 12/15/26 .................................................... 280 280
1 .47% ( SOFR + 77 bps ) , 9/22/27 , Callable 9/22/26 @ 100 (c) ..................... 240 234
5 .58% ( SOFR + 116 bps ) , 4/22/30 , Callable 4/22/29 @ 100 (c) .................... 300 313
2 .96% ( TSFR3M + 252 bps ) , 5/13/31 , Callable 5/13/30 @ 100 (c) .................. 140 131
1 .95% ( SOFR + 107 bps ) , 2/4/32 , Callable 2/4/31 @ 100 (c) ...................... 106 94
6 .25% ( SOFR + 181 bps ) , 10/23/34 , Callable 10/23/33 @ 100 (c) .................. 80 88
5 .29% ( SOFR + 146 bps ) , 7/22/35 , Callable 7/22/34 @ 100 (c) .................... 66 68

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
KeyBank NA
3 .90% , 4/13/29 .................................................... $ 145 $ 142
5 .00% , 1/26/33 , Callable 10/26/32 @ 100 ................................. 73 73
Lincoln National Corp. , 3 .05% , 1/15/30 , Callable 10/15/29 @ 100 .................... 55 52
LPL Holdings, Inc. , 5 .75% , 6/15/35 , Callable 3/15/35 @ 100 ........................ 83 85
M&T Bank Corp. , 5 .05% ( SOFR + 185 bps ) , 1/27/34 , Callable 1/27/33 @ 100 (c) .......... 58 58
MetLife, Inc. , 4 .55% , 3/23/30 , Callable 12/23/29 @ 100 ........................... 73 74
Morgan Stanley
1 .59% ( SOFR + 88 bps ) , 5/4/27 , Callable 5/4/26 @ 100 (c) ....................... 236 232
4 .43% ( TSFR3M + 189 bps ) , 1/23/30 , Callable 1/23/29 @ 100 , MTN (c) ............. 450 452
6 .34% ( SOFR + 256 bps ) , 10/18/33 , Callable 10/18/32 @ 100 (c) .................. 141 155
5 .25% ( SOFR + 187 bps ) , 4/21/34 , Callable 4/21/33 @ 100 (c) .................... 255 263
MSCI, Inc. , 5 .25% , 9/1/35 , Callable 6/1/35 @ 100 ............................... 100 101
NextEra Energy Capital Holdings, Inc.
3 .55% , 5/1/27 , Callable 2/1/27 @ 100 .................................... 125 124
1 .90% , 6/15/28 , Callable 4/15/28 @ 100 .................................. 155 147
5 .25% , 3/15/34 , Callable 12/15/33 @ 100 ................................. 45 46
Northern Trust Corp.
4 .00% , 5/10/27 , Callable 4/10/27 @ 100 .................................. 128 128
6 .13% , 11/2/32 , Callable 8/2/32 @ 100 ................................... 51 56
PNC Bank NA , 4 .05% , 7/26/28 ............................................. 115 115
PPL Capital Funding, Inc. , 5 .25% , 9/1/34 , Callable 6/1/34 @ 100 ..................... 83 85
Primerica, Inc. , 2 .80% , 11/19/31 , Callable 8/19/31 @ 100 .......................... 51 46
Reinsurance Group of America, Inc. , 3 .90% , 5/15/29 , Callable 2/15/29 @ 100 ........... 115 114
Santander Holdings USA, Inc.
6 .57% ( SOFR + 270 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) .................... 108 113
5 .35% ( SOFR + 194 bps ) , 9/6/30 , Callable 9/6/29 @ 100 (c) ...................... 49 50
State Street Corp. , 5 .16% ( SOFR + 189 bps ) , 5/18/34 , Callable 5/18/33 @ 100 (c) .......... 121 125
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 66 59
The Allstate Corp.
3 .28% , 12/15/26 , Callable 9/15/26 @ 100 ................................. 93 92
1 .45% , 12/15/30 , Callable 9/15/30 @ 100 ................................. 54 47
The Bank of New York Mellon Corp.
4 .98% ( SOFR + 109 bps ) , 3/14/30 , Callable 3/14/29 @ 100 (c) .................... 49 50
5 .83% ( SOFRINDX + 207 bps ) , 10/25/33 , Callable 10/25/32 @ 100 (c) .............. 53 57
The Charles Schwab Corp.
2 .45% , 3/3/27 , Callable 2/3/27 @ 100 .................................... 93 91
5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (c) .................... 43 46
The Goldman Sachs Group, Inc.
1 .95% ( SOFR + 91 bps ) , 10/21/27 , Callable 10/21/26 @ 100 (c) ................... 151 147
3 .62% ( SOFR + 185 bps ) , 3/15/28 , Callable 3/15/27 @ 100 (c) .................... 129 128
6 .48% ( SOFR + 177 bps ) , 10/24/29 , Callable 10/24/28 @ 100 (c) .................. 141 150
2 .60% , 2/7/30 , Callable 11/7/29 @ 100 ................................... 205 192
3 .10% ( SOFR + 141 bps ) , 2/24/33 , Callable 2/24/32 @ 100 (c) .................... 140 128
The Huntington National Bank , 5 .65% , 1/10/30 , Callable 11/10/29 @ 100 .............. 200 209
The PNC Financial Services Group, Inc.
6 .62% ( SOFRINDX + 173 bps ) , 10/20/27 , Callable 10/20/26 @ 100 (c) .............. 119 122
2 .55% , 1/22/30 , Callable 10/24/29 @ 100 ................................. 74 69
5 .94% ( SOFR + 195 bps ) , 8/18/34 , Callable 8/18/33 @ 100 (c) .................... 108 116
5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @ 100 (c) .................... 68 72
Toyota Motor Credit Corp. , 4 .80% , 1/5/34 , MTN ................................ 105 107
Truist Financial Corp.
1 .89% ( SOFR + 86 bps ) , 6/7/29 , Callable 6/7/28 @ 100 , MTN (c) .................. 148 139
5 .44% ( SOFR + 162 bps ) , 1/24/30 , Callable 1/24/29 @ 100 (c) .................... 214 221
5 .12% ( SOFR + 185 bps ) , 1/26/34 , Callable 1/26/33 @ 100 (c) .................... 109 111
U.S. Bancorp
5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) .................... 191 199
4 .97% ( SOFR + 211 bps ) , 7/22/33 , Callable 7/22/32 @ 100 (c) .................... 138 139
4 .84% ( SOFR + 160 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (c) ...................... 58 58

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Wells Fargo & Co.
5 .20% ( SOFR + 150 bps ) , 1/23/30 , Callable 1/22/29 @ 100 (c) .................... $ 66 $ 68
2 .88% ( TSFR3M + 143 bps ) , 10/30/30 , Callable 10/30/29 @ 100 , MTN (c) ........... 61 58
2 .57% ( TSFR3M + 126 bps ) , 2/11/31 , Callable 2/11/30 @ 100 , MTN (c) ............. 169 157
5 .50% ( SOFR + 178 bps ) , 1/23/35 , Callable 1/23/34 @ 100 (c) .................... 81 84
Willis North America, Inc. , 4 .65% , 6/15/27 , Callable 5/15/27 @ 100 .................. 129 130
12,466
Health Care (3.0%):
AbbVie, Inc.
3 .20% , 11/21/29 , Callable 8/21/29 @ 100 .................................. 152 147
4 .95% , 3/15/31 , Callable 1/15/31 @ 100 .................................. 71 73
5 .05% , 3/15/34 , Callable 12/15/33 @ 100 ................................. 108 111
Agilent Technologies, Inc. , 4 .75% , 9/9/34 , Callable 6/9/34 @ 100 .................... 74 74
Amgen, Inc.
5 .25% , 3/2/30 , Callable 1/2/30 @ 100 .................................... 250 259
2 .00% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 68 59
Baxter International, Inc.
2 .60% , 8/15/26 , Callable 5/15/26 @ 100 .................................. 93 92
2 .54% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 85 75
Biogen, Inc. , 5 .75% , 5/15/35 , Callable 2/15/35 @ 100 ............................. 115 121
Bio-Rad Laboratories, Inc. , 3 .30% , 3/15/27 , Callable 2/15/27 @ 100 .................. 115 113
Bristol-Myers Squibb Co.
3 .45% , 11/15/27 , Callable 8/15/27 @ 100 .................................. 135 134
5 .10% , 2/22/31 , Callable 12/22/30 @ 100 ................................. 98 102
5 .90% , 11/15/33 , Callable 8/15/33 @ 100 .................................. 61 66
Centene Corp. , 4 .25% , 12/15/27 , Callable 10/18/25 @ 100.71 ....................... 152 149
CVS Health Corp.
3 .63% , 4/1/27 , Callable 2/1/27 @ 100 .................................... 111 110
1 .30% , 8/21/27 , Callable 6/21/27 @ 100 .................................. 124 117
1 .75% , 8/21/30 , Callable 5/21/30 @ 100 .................................. 78 68
5 .30% , 6/1/33 , Callable 3/1/33 @ 100 .................................... 61 62
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 129 119
HCA, Inc.
4 .13% , 6/15/29 , Callable 3/15/29 @ 100 .................................. 93 92
3 .50% , 9/1/30 , Callable 3/1/30 @ 100 .................................... 125 119
5 .60% , 4/1/34 , Callable 1/1/34 @ 100 .................................... 43 45
Humana, Inc.
5 .75% , 12/1/28 , Callable 11/1/28 @ 100 .................................. 107 112
5 .55% , 5/1/35 , Callable 2/1/35 @ 100 .................................... 113 115
Pfizer, Inc.
2 .63% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 94 88
1 .75% , 8/18/31 , Callable 5/18/31 @ 100 .................................. 89 78
Revvity, Inc.
3 .30% , 9/15/29 , Callable 6/15/29 @ 100 .................................. 95 91
2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 51 46
Solventum Corp.
5 .45% , 2/25/27 , Callable 1/25/27 @ 100 .................................. 37 38
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 .................................... 33 34
5 .60% , 3/23/34 , Callable 12/23/33 @ 100 ................................. 103 107
The Cigna Group
3 .40% , 3/1/27 , Callable 12/1/26 @ 100 ................................... 145 144
2 .40% , 3/15/30 , Callable 12/15/29 @ 100 ................................. 108 100
Universal Health Services, Inc.
2 .65% , 10/15/30 , Callable 7/15/30 @ 100 ................................. 51 46
2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 53 46
Zoetis, Inc. , 5 .00% , 8/17/35 , Callable 5/17/35 @ 100 ............................. 100 101
3,453
Industrials (2.4%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 66 59
AGCO Corp. , 5 .80% , 3/21/34 , Callable 12/21/33 @ 100 ........................... 64 67

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Air Lease Corp.
3 .00% , 2/1/30 , Callable 11/1/29 @ 100 , MTN .............................. $ 61 $ 57
2 .88% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 64 57
American Airlines Pass Through Trust , 3 .58% , 1/15/28 ............................ 29 28
Carlisle Cos., Inc. , 2 .75% , 3/1/30 , Callable 12/1/29 @ 100 ......................... 85 80
Carrier Global Corp.
2 .49% , 2/15/27 , Callable 12/15/26 @ 100 ................................. 131 128
2 .72% , 2/15/30 , Callable 11/15/29 @ 100 .................................. 85 80
Delta Air Lines, Inc. , 5 .25% , 7/10/30 , Callable 6/10/30 @ 100 ....................... 100 102
FedEx Corp.
3 .40% , 2/15/28 , Callable 11/15/27 @ 100 (a) ................................ 90 88
4 .90% , 1/15/34 (a) .................................................. 45 44
Fortune Brands Innovations, Inc. , 3 .25% , 9/15/29 , Callable 6/15/29 @ 100 .............. 167 160
GXO Logistics, Inc. , 2 .65% , 7/15/31 , Callable 4/15/31 @ 100 ....................... 82 73
HEICO Corp. , 5 .25% , 8/1/28 , Callable 7/1/28 @ 100 ............................. 109 112
Hubbell, Inc. , 3 .50% , 2/15/28 , Callable 11/15/27 @ 100 ........................... 115 113
Leidos, Inc.
5 .75% , 3/15/33 , Callable 12/15/32 @ 100 ................................. 78 82
5 .50% , 3/15/35 , Callable 12/15/34 @ 100 ................................. 41 42
Otis Worldwide Corp. , 2 .57% , 2/15/30 , Callable 11/15/29 @ 100 ..................... 94 88
Quanta Services, Inc. , 2 .90% , 10/1/30 , Callable 7/1/30 @ 100 ....................... 85 79
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 59 63
RTX Corp.
4 .13% , 11/16/28 , Callable 8/16/28 @ 100 .................................. 144 144
2 .25% , 7/1/30 , Callable 4/1/30 @ 100 .................................... 98 90
Ryder System, Inc.
2 .85% , 3/1/27 , Callable 2/1/27 @ 100 , MTN ............................... 115 113
5 .25% , 6/1/28 , Callable 5/1/28 @ 100 , MTN ............................... 186 191
The Boeing Co.
6 .26% , 5/1/27 , Callable 4/1/27 @ 100 .................................... 190 196
5 .15% , 5/1/30 , Callable 2/1/30 @ 100 .................................... 75 77
3 .63% , 2/1/31 , Callable 11/1/30 @ 100 ................................... 63 60
The Timken Co. , 4 .50% , 12/15/28 , Callable 9/15/28 @ 100 ......................... 113 114
Union Pacific Corp.
6 .63% , 2/1/29 ..................................................... 103 111
2 .80% , 2/14/32 , Callable 12/15/31 @ 100 ................................. 84 77
2,775
Information Technology (3.0%):
Arrow Electronics, Inc. , 3 .88% , 1/12/28 , Callable 10/12/27 @ 100 .................... 165 163
Autodesk, Inc.
3 .50% , 6/15/27 , Callable 3/15/27 @ 100 .................................. 113 112
2 .40% , 12/15/31 , Callable 9/15/31 @ 100 ................................. 89 79
Broadcom, Inc.
4 .11% , 9/15/28 , Callable 6/15/28 @ 100 .................................. 145 146
4 .75% , 4/15/29 , Callable 1/15/29 @ 100 .................................. 141 144
4 .15% , 11/15/30 , Callable 8/15/30 @ 100 .................................. 77 77
3 .42% , 4/15/33 , Callable 1/15/33 @ 100 (a) ................................ 84 78
Dell International LLC/EMC Corp.
5 .25% , 2/1/28 , Callable 1/1/28 @ 100 .................................... 109 112
5 .30% , 10/1/29 , Callable 7/1/29 @ 100 ................................... 208 215
4 .85% , 2/1/35 , Callable 11/1/34 @ 100 .................................... 53 52
5 .10% , 2/15/36 , Callable 11/15/35 @ 100 .................................. 65 65
Hewlett Packard Enterprise Co. , 5 .00% , 10/15/34 , Callable 7/15/34 @ 100 .............. 74 73
HP, Inc. , 1 .45% , 6/17/26 , Callable 5/17/26 @ 100 ................................ 72 71
Jabil, Inc.
4 .25% , 5/15/27 , Callable 4/15/27 @ 100 .................................. 89 89
3 .00% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 51 47
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 66 66
KLA Corp. , 4 .65% , 7/15/32 , Callable 4/15/32 @ 100 ............................. 89 90
Lam Research Corp. , 1 .90% , 6/15/30 , Callable 3/15/30 @ 100 ....................... 64 58
Marvell Technology, Inc. , 2 .45% , 4/15/28 , Callable 2/15/28 @ 100 ................... 168 161
Micron Technology, Inc. , 6 .05% , 11/1/35 , Callable 8/2/35 @ 100 ..................... 163 174
Motorola Solutions, Inc. , 5 .55% , 8/15/35 , Callable 5/15/35 @ 100 .................... 150 156

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Oracle Corp.
2 .95% , 4/1/30 , Callable 1/1/30 @ 100 .................................... $ 350 $ 330
2 .88% , 3/25/31 , Callable 12/25/30 @ 100 ................................. 109 100
4 .90% , 2/6/33 , Callable 11/6/32 @ 100 ................................... 66 67
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 133 118
South Bow USA Infrastructure Holdings LLC , 5 .58% , 10/1/34 , Callable 7/1/34 @ 100 ..... 66 66
Synopsys, Inc. , 5 .15% , 4/1/35 , Callable 1/1/35 @ 100 ............................. 78 79
TSMC Arizona Corp.
3 .88% , 4/22/27 , Callable 3/22/27 @ 100 .................................. 149 148
2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ................................. 67 61
Workday, Inc.
3 .70% , 4/1/29 , Callable 2/1/29 @ 100 .................................... 115 113
3 .80% , 4/1/32 , Callable 1/1/32 @ 100 .................................... 61 58
3,368
Materials (0.9%):
Albemarle Corp. , 4 .65% , 6/1/27 , Callable 5/1/27 @ 100 ........................... 20 20
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 62 58
Avery Dennison Corp. , 4 .88% , 12/6/28 , Callable 9/6/28 @ 100 ...................... 109 111
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP , 4 .75% , 5/15/30 ,
Callable 4/15/30 @ 100 (a) ............................................ 83 84
Freeport-McMoRan, Inc. , 4 .63% , 8/1/30 , Callable 11/2/25 @ 102.31 .................. 134 133
Huntsman International LLC , 5 .70% , 10/15/34 , Callable 7/15/34 @ 100 ................ 41 38
LYB International Finance III LLC
2 .25% , 10/1/30 , Callable 7/1/30 @ 100 ................................... 51 46
5 .63% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 59 61
Packaging Corp. of America , 3 .40% , 12/15/27 , Callable 9/15/27 @ 100 ................ 115 113
Reliance, Inc. , 2 .15% , 8/15/30 , Callable 5/15/30 @ 100 ............................ 64 57
The Dow Chemical Co.
2 .10% , 11/15/30 , Callable 8/15/30 @ 100 .................................. 69 61
5 .65% , 3/15/36 , Callable 12/15/35 @ 100 ................................. 100 100
Vulcan Materials Co. , 5 .35% , 12/1/34 , Callable 9/1/34 @ 100 ....................... 83 86
WRKCo, Inc. , 3 .00% , 6/15/33 , Callable 3/15/33 @ 100 ............................ 51 45
1,013
Real Estate (1.7%):
Alexandria Real Estate Equities, Inc.
4 .90% , 12/15/30 , Callable 9/15/30 @ 100 ................................. 80 82
5 .50% , 10/1/35 , Callable 7/1/35 @ 100 ................................... 50 51
Boston Properties LP , 2 .55% , 4/1/32 , Callable 1/1/32 @ 100 ........................ 85 74
CBRE Services, Inc.
5 .50% , 4/1/29 , Callable 3/1/29 @ 100 .................................... 103 107
5 .50% , 6/15/35 , Callable 3/15/35 @ 100 .................................. 49 51
Crown Castle, Inc.
4 .30% , 2/15/29 , Callable 11/15/28 @ 100 .................................. 135 134
2 .25% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 79 70
DOC DR LLC , 2 .63% , 11/1/31 , Callable 8/1/31 @ 100 ............................ 65 58
ERP Operating LP
2 .85% , 11/1/26 , Callable 8/1/26 @ 100 ................................... 131 129
3 .00% , 7/1/29 , Callable 4/1/29 @ 100 .................................... 168 161
GLP Capital LP/GLP Financing II, Inc.
3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 51 46
5 .63% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 16 16
Highwoods Realty LP , 2 .60% , 2/1/31 , Callable 11/1/30 @ 100 ....................... 54 48
Host Hotels & Resorts LP
3 .38% , 12/15/29 , Callable 9/15/29 @ 100 ................................. 123 117
3 .50% , 9/15/30 , Callable 6/15/30 @ 100 .................................. 78 73
Kilroy Realty LP , 3 .05% , 2/15/30 , Callable 11/15/29 @ 100 ........................ 125 116
Kimco Realty OP LLC , 4 .85% , 3/1/35 , Callable 12/1/34 @ 100 ...................... 115 114
Phillips Edison Grocery Center Operating Partnership LP , 4 .95% , 1/15/35 , Callable 10/15/34 @
100 ............................................................. 74 73
Regency Centers LP
3 .60% , 2/1/27 , Callable 11/1/26 @ 100 ................................... 162 161
2 .95% , 9/15/29 , Callable 6/15/29 @ 100 .................................. 49 47

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Simon Property Group LP , 2 .20% , 2/1/31 , Callable 11/1/30 @ 100 .................... $ 95 $ 85
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 11/2/25 @ 102.06 (a) ..... 115 111
1,924
Utilities (2.3%):
AEP Texas, Inc. , 3 .95% , 6/1/28 , Callable 3/1/28 @ 100 ............................ 115 114
Ameren Corp. , 1 .95% , 3/15/27 , Callable 2/15/27 @ 100 ........................... 119 115
Arizona Public Service Co.
2 .60% , 8/15/29 , Callable 5/15/29 @ 100 .................................. 121 114
5 .55% , 8/1/33 , Callable 5/1/33 @ 100 .................................... 71 74
DTE Electric Co. , 5 .20% , 4/1/33 , Callable 1/1/33 @ 100 ........................... 89 92
Duke Energy Carolinas LLC , 3 .95% , 11/15/28 , Callable 8/15/28 @ 100 ................ 111 111
Duke Energy Corp. , 2 .65% , 9/1/26 , Callable 6/1/26 @ 100 ......................... 148 146
Duke Energy Florida LLC , 3 .80% , 7/15/28 , Callable 4/15/28 @ 100 .................. 66 66
Entergy Corp.
2 .95% , 9/1/26 , Callable 6/1/26 @ 100 .................................... 138 136
2 .40% , 6/15/31 , Callable 3/5/31 @ 100 ................................... 104 93
Entergy Louisiana LLC , 3 .12% , 9/1/27 , Callable 6/1/27 @ 100 ...................... 115 113
Exelon Corp. , 4 .05% , 4/15/30 , Callable 1/15/30 @ 100 ............................ 213 211
Florida Power & Light Co.
3 .30% , 5/30/27 , Callable 2/28/27 @ 100 .................................. 124 123
2 .45% , 2/3/32 , Callable 11/3/31 @ 100 ................................... 69 62
Gulfstream Natural Gas System LLC , 5 .60% , 7/23/35 , Callable 4/23/35 @ 100 (a) ......... 100 102
ITC Holdings Corp. , 3 .35% , 11/15/27 , Callable 8/15/27 @ 100 ...................... 138 136
MidAmerican Energy Co. , 3 .65% , 4/15/29 , Callable 1/15/29 @ 100 ................... 115 113
NextEra Energy Capital Holdings, Inc. , 2 .44% , 1/15/32 , Callable 10/15/31 @ 100 ......... 55 49
Oncor Electric Delivery Co. LLC , 5 .75% , 3/15/29 , Callable 12/15/28 @ 100 ............ 104 109
Piedmont Natural Gas Co., Inc. , 3 .50% , 6/1/29 , Callable 3/1/29 @ 100 ................. 119 116
The Southern Co.
3 .70% , 4/30/30 , Callable 1/30/30 @ 100 .................................. 79 77
5 .70% , 10/15/32 , Callable 4/15/32 @ 100 ................................. 143 152
Union Electric Co.
2 .95% , 6/15/27 , Callable 3/15/27 @ 100 .................................. 85 84
2 .15% , 3/15/32 , Callable 12/15/31 @ 100 ................................. 64 56
Xcel Energy, Inc. , 2 .35% , 11/15/31 , Callable 5/15/31 @ 100 ........................ 99 87
2,651
Total Corporate Bonds (Cost $35,617)
a
a
a
36,394
Yankee Dollars (4.9%)
Communication Services (0.2%):
Rogers Communications, Inc.
5 .00% , 2/15/29 , Callable 1/15/29 @ 100 .................................. 132 135
3 .80% , 3/15/32 , Callable 12/15/31 @ 100 ................................. 73 69
204
Consumer Discretionary (0.0%):(d)
Gildan Activewear, Inc. , 5 .40% , 10/7/35 , Callable 7/7/35 @ 100 (a) ................... 39 39
Consumer Staples (0.1%):
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL , 5 .75% , 4/1/33 ,
Callable 1/1/33 @ 100 ............................................... 70 73
Energy (0.1%):
Canadian Natural Resources Ltd. , 5 .40% , 12/15/34 , Callable 9/15/34 @ 100 (a) ........... 83 84
Shell International Finance BV , 2 .75% , 4/6/30 , Callable 1/6/30 @ 100 ................. 25 24
108
Financials (3.6%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1 .75% , 1/30/26 , Callable 12/30/25 @ 100 ................................. 56 56
3 .00% , 10/29/28 , Callable 8/29/28 @ 100 ................................. 194 187
3 .30% , 1/30/32 , Callable 10/30/31 @ 100 ................................. 51 47

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Banco Santander SA
2 .96% , 3/25/31 .................................................... $ 63 $ 58
6 .92% , 8/8/33 ..................................................... 84 93
Barclays PLC
2 .28% ( H15T1Y + 105 bps ) , 11/24/27 , Callable 11/24/26 @ 100 (c) ................ 118 115
4 .84% , 5/9/28 , Callable 5/7/27 @ 100 .................................... 146 147
5 .09% ( US0003M + 305 bps ) , 6/20/30 , Callable 6/20/29 @ 100 (c) (e) ............... 56 57
6 .22% ( SOFR + 298 bps ) , 5/9/34 , Callable 5/9/33 @ 100 (c) ...................... 77 83
Brookfield Finance, Inc. , 2 .72% , 4/15/31 , Callable 1/15/31 @ 100 .................... 99 90
Deutsche Bank AG
5 .37% , 9/9/27 ..................................................... 109 112
6 .82% ( SOFR + 251 bps ) , 11/20/29 , Callable 11/20/28 @ 100 (c) .................. 141 151
7 .08% ( SOFR + 365 bps ) , 2/10/34 , Callable 11/10/32 @ 100 (c) ................... 53 58
HSBC Holdings PLC
2 .25% ( SOFR + 110 bps ) , 11/22/27 , Callable 11/22/26 @ 100 (c) .................. 207 202
6 .16% ( SOFR + 197 bps ) , 3/9/29 , Callable 3/9/28 @ 100 (c) ...................... 145 151
2 .21% ( SOFR + 129 bps ) , 8/17/29 , Callable 8/17/28 @ 100 (c) .................... 214 202
7 .40% ( SOFR + 302 bps ) , 11/13/34 , Callable 11/13/33 @ 100 (c) .................. 59 67
Lloyds Banking Group PLC
1 .63% ( H15T1Y + 85 bps ) , 5/11/27 , Callable 5/11/26 @ 100 (c) ................... 135 133
5 .87% ( H15T1Y + 170 bps ) , 3/6/29 , Callable 3/6/28 @ 100 (c) .................... 208 216
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (c) ................. 48 56
5 .68% ( H15T1Y + 175 bps ) , 1/5/35 , Callable 1/5/34 @ 100 (c) .................... 73 77
Mitsubishi UFJ Financial Group, Inc.
5 .02% ( H15T1Y + 195 bps ) , 7/20/28 , Callable 7/20/27 @ 100 (c) .................. 109 111
5 .35% ( H15T1Y + 190 bps ) , 9/13/28 , Callable 9/13/27 @ 100 (c) .................. 158 162
3 .74% , 3/7/29 ..................................................... 155 153
NatWest Group PLC
4 .89% ( US0003M + 175 bps ) , 5/18/29 , Callable 5/18/28 @ 100 (c) (e) ............... 153 155
5 .08% ( US0003M + 191 bps ) , 1/27/30 , Callable 1/27/29 @ 100 (c) (e) ............... 140 143
Pfizer Investment Enterprises Pte Ltd. , 4 .45% , 5/19/28 , Callable 4/19/28 @ 100 .......... 147 149
Santander UK Group Holdings PLC , 2 .90% ( SOFR + 148 bps ) , 3/15/32 , Callable 3/15/31 @
100 (c) ........................................................... 64 59
Sumitomo Mitsui Financial Group, Inc.
2 .47% , 1/14/29 .................................................... 145 137
2 .22% , 9/17/31 .................................................... 82 72
5 .77% , 1/13/33 .................................................... 63 67
The Bank of Nova Scotia
4 .50% , 12/16/25 .................................................... 68 68
5 .13% ( SOFR + 107 bps ) , 2/14/31 , Callable 2/14/30 @ 100 (c) .................... 155 159
The Toronto-Dominion Bank , 3 .63% ( USSW5 + 221 bps ) , 9/15/31 , Callable 9/15/26 @ 100 (c) . 108 107
UBS AG
1 .25% , 6/1/26 ..................................................... 72 71
5 .65% , 9/11/28 ..................................................... 139 145
Westpac Banking Corp. , 4 .32% ( USISOA05 + 224 bps ) , 11/23/31 , Callable 11/23/26 @ 100 (c) . 56 56
4,172
Health Care (0.2%):
Royalty Pharma PLC
1 .75% , 9/2/27 , Callable 7/2/27 @ 100 .................................... 95 91
2 .15% , 9/2/31 , Callable 6/2/31 @ 100 .................................... 70 61
Smith & Nephew PLC , 2 .03% , 10/14/30 , Callable 7/14/30 @ 100 .................... 65 58
210
Industrials (0.3%):
Aircastle Ltd. , 4 .25% , 6/15/26 , Callable 4/15/26 @ 100 ............................ 68 68
Pentair Finance SARL
4 .50% , 7/1/29 , Callable 4/1/29 @ 100 .................................... 113 114
5 .90% , 7/15/32 , Callable 4/15/32 @ 100 .................................. 53 56
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 53 55
293

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Information Technology (0.2%):
NXP BV/NXP Funding LLC/NXP USA, Inc.
4 .30% , 6/18/29 , Callable 3/18/29 @ 100 .................................. $ 162 $ 162
5 .00% , 1/15/33 , Callable 10/15/32 @ 100 ................................. 105 106
268
Materials (0.2%):
ArcelorMittal SA
4 .25% , 7/16/29 .................................................... 162 161
6 .80% , 11/29/32 , Callable 8/29/32 @ 100 .................................. 68 76
237
Total Yankee Dollars (Cost $5,478)
a
a
a
5,604
U.S. Treasury Obligations (61.9%)
U.S. Treasury Bonds
4 .50% , 2/15/36 .................................................... 3,835 3,958
4 .25% , 5/15/39 .................................................... 552 543
2 .50% , 2/15/45 .................................................... 2,939 2,105
1 .63% , 11/15/50 .................................................... 12,080 6,482
2 .88% , 5/15/52 .................................................... 5,729 4,087
4 .25% , 2/15/54 .................................................... 5,828 5,380
U.S. Treasury Notes
3 .63% , 5/31/28 .................................................... 3,809 3,810
1 .88% , 2/28/29 .................................................... 8,895 8,391
3 .75% , 6/30/30 .................................................... 7,359 7,362
3 .75% , 12/31/30 .................................................... 5,765 5,760
4 .13% , 3/31/31 .................................................... 3,548 3,605
2 .88% , 5/15/32 .................................................... 3,952 3,716
4 .13% , 11/15/32 .................................................... 5,750 5,816
4 .50% , 11/15/33 .................................................... 3,394 3,510
4 .00% , 2/15/34 .................................................... 5,244 5,231
4 .25% , 8/15/35 .................................................... 900 907
Total U.S. Treasury Obligations (Cost $69,816)
a
a
a
70,663
Shares
Collateral for Securities Loaned (0.0%)^(d)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .03% (f) ........ 13,515 13
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .05% (f) ............ 13,515 13
Invesco Government & Agency Portfolio, Institutional Shares , 4 .05% (f) ................ 13,515 14
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .04% (f) . 13,515 14
Total Collateral for Securities Loaned (Cost $54)
a
a
a
54
Total Investments (Cost $110,965) — 98.7% 112,715
Other assets in excess of liabilities —  1.3% 1,430
NET ASSETS - 100.00% $ 114,145
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2025, the fair value of these securities was
$1,380 (thousands) and amounted to 1.2% of net assets.
(b) All or a portion of this security is on loan.
(c) Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2025.
(d) Amount represents less than 0.05% of net assets.
(e) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(f) Rate disclosed is the daily yield on September 30, 2025.
bps
—
Basis points
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of September 30, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of September 30, 2025.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of September 30, 2025, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of September 30, 2025.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of September 30, 2025.

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios ll
VictoryShares Pioneer Asset-Based Income ETF

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (42.9%)
ABS Auto (22.6%):
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class F, 6.94%, 6/15/33, Callable 1/15/29
@ 100(a) ......................................................... $ 697 $ 701
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class E, 7.30%, 10/15/32,
Callable 7/15/29 @ 100(a) ............................................ 600 609
CPS Auto Receivables Trust, Series 2024-B, Class E, 8.36%, 11/17/31, Callable 7/15/28 @
100(a) ........................................................... 700 734
Exeter Automobile Receivables Trust .........................................
Series 2022-1A, Class E, 5.02%, 10/15/29, Callable 6/15/27 @ 100(a) ............. 1,070 1,052
Series 2024-3A, Class E, 7.84%, 10/15/31, Callable 8/15/28 @ 100(a) ............. 1,156 1,207
Series 2024-4A, Class E, 7.65%, 2/17/32, Callable 10/15/27 @ 100(a) ............. 1,480 1,526
Series 2024-5A, Class E, 7.22%, 5/17/32, Callable 11/15/27 @ 100(a) ............. 1,410 1,442
Series 2025-1A, Class E, 7.48%, 9/15/32, Callable 2/15/29 @ 100(a) .............. 940 967
Exeter Select Automobile Receivables Trust, Series 2025-2, Class E, 6.87%, 2/15/33, Callable
11/15/30 @ 100(a) .................................................. 500 491
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class E, 4.43%, 10/16/28, Callable
1/15/27 @ 100(a) ................................................... 890 878
Huntington Bank Auto Credit-Linked Notes, Series 2025-2, Class D, 7.64%
(SOFR30A+325bps), 9/20/33, Callable 12/20/29 @ 100(a)(b) ................... 485 485
Prestige Auto Receivables Trust, Series 2023-2A, Class E, 9.90%, 11/15/30, Callable 1/15/28
@ 100(a) ......................................................... 1,000 1,076
Tricolor Auto Securitization Trust, Series 2025-1A, Class E, 10.37%, 4/15/32, Callable 7/15/27
@ 100(a) ......................................................... 400 51
Veros Auto Receivables Trust, Series 2025-1, Class D, 8.79%, 5/17/32, Callable 3/15/28 @
100(a) ........................................................... 1,000 1,031
12,250
ABS Home (0.9%):
GS Mortgage-Backed Securities Trust, Series 2025-HE1, Class M3, 6.81%
(SOFR30A+245bps), 10/25/55, Callable 7/25/28 @ 100(a)(b) ................... 500 501
ABS Other (19.4%):
Ascent Career Funding Trust, Series 2024-1A, Class B, 9.73%, 10/25/32, Callable 10/25/27 @
100(a) ........................................................... 370 381
BHG Securitization Trust .................................................
Series 2022-C, Class E, 9.73%, 10/17/35, Callable 1/17/29 @ 100(a) .............. 800 864
Series 2025-2CON, Class E, 7.76%, 9/17/36, Callable 6/17/32 @ 100(a) ........... 520 520
Elara HGV Timeshare Issuer LLC, Series 2025-A, Class D, 6.91%, 1/25/40, Callable 1/25/32
@ 100(a) ......................................................... 250 249
GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class E, 7.79%, 6/25/60(a) .... 1,000 1,016
Home Partners of America Trust, Series 2019-1, Class F, 4.10%, 9/17/39, Callable 10/17/25 @
100(a)(c) ......................................................... 191 185
Lending Funding Trust, Series 2020-2A, Class D, 6.77%, 4/21/31, Callable 10/20/25 @ 100(a) 1,000 990
MMP Capital LLC, Series 2025-A, Class C, 8.41%, 12/15/31, Callable 7/15/28 @ 100(a) ... 500 513
NMEF Funding LLC, Series 2025-B, Class E, 7.66%, 1/18/33, Callable 2/15/29 @ 100(a) ... 500 504
Octane Receivables Trust, Series 2023-2A, Class E, 10.50%, 6/20/31, Callable 9/20/27 @
100(a) ........................................................... 1,000 1,087
Oportun Issuance Trust, Series 2025-A, Class D, 7.25%, 2/8/33, Callable 2/8/26 @ 100(a) ... 1,500 1,501
RCKT Trust, Series 2025-1A, Class E, 7.12%, 7/25/34, Callable 5/25/28 @ 100(a) ........ 1,000 1,005
Reach ABS Trust .......................................................
Series 2025-1A, Class C, 5.99%, 8/16/32, Callable 5/15/29 @ 100(a) .............. 500 507
Series 2025-2A, Class D, 7.31%, 8/18/32, Callable 6/15/29 @ 100(a) .............. 500 500
VFI ABS LLC, Series 2025-1A, Class D, 7.69%, 4/26/32, Callable 7/24/28 @ 100(a) ...... 745 750
10,572
Total Asset-Backed Securities (Cost $23,694)
a
a
a
23,323
Collateralized Loan Obligations (15.2%)
Cash Flow CLO (15.2%):
ABPCI Direct Lending Fund CLO LLC, Series 2025-21A, Class A1, 5.64%
(TSFR3M+153bps), 7/20/37, Callable 10/20/27 @ 100(a)(b) .................... 1,000 1,000
ACRES LLC, Series 2025-FL3, Class A, 5.75% (TSFR1M+162bps), 8/18/40, Callable 8/18/27
@ 100(a)(b)(c) ..................................................... 860 862

Victory Portfolios ll
VictoryShares Pioneer Asset-Based Income ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class D, 6.46%
(TSFR1M+231bps), 8/15/34, Callable 10/15/25 @ 100(a)(b) .................... $ 900 $ 882
BXDL Static CLO LLC, Series 2025-1A, Class A1, 5.62% (TSFR3M+130bps), 7/20/35,
Callable 7/20/26 @ 100(a)(b) .......................................... 1,000 996
Dwight Issuer LLC, Series 2025-FL1, Class A, 5.80% (TSFR1M+166bps), 9/18/42, Callable
6/18/27 @ 100(a)(b) ................................................. 1,000 1,004
Fortress Credit Opportunities XXXVII CLO Ltd., Series 2025-37A, Class B, 6.87%
(TSFR3M+260bps), 7/20/33, Callable 10/20/26 @ 100(a)(b) .................... 500 500
FS Rialto, Series 2021-FL3, Class D, 6.76% (TSFR1M+261bps), 11/16/36, Callable 10/16/25
@ 100(a)(b) ....................................................... 980 977
MCF CLO VII LLC, Series 2017-3A, Class ER2, 11.28% (TSFR3M+700bps), 7/20/37(a)(b) . 500 500
MF1 Ltd., Series 2021-FL7, Class C, 6.30% (TSFR1M+216bps), 10/16/36, Callable 10/16/25
@ 100(a)(b) ....................................................... 840 834
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, 6.76%
(TSFR1M+261bps), 7/15/36, Callable 5/15/26 @ 100(a)(b)(c) ................... 700 700
8,255
Total Collateralized Loan Obligations (Cost $8,277)
a
a
a
8,255
Collateralized Mortgage Obligations (38.7%)
Commercial MBS (5.1%):
BX Commercial Mortgage Trust, Series 2025-BCAT, Class E, 7.65% (TSFR1M+350bps),
8/15/42(a)(b)(c) .................................................... 479 480
BX Trust .............................................................
Series 2021-ARIA, Class G, 7.41% (TSFR1M+326bps), 10/15/36(a)(b)(c) .......... 620 617
Series 2025-LUNR, Class E, 8.10% (TSFR1M+395bps), 6/15/40(a)(b)(c) ........... 573 573
MCR Mortgage Trust, Series 2024-TWA, Class D, 7.40%, 6/12/39(a)(c) ................ 390 396
MHP Commercial Mortgage Trust, Series 2025-MHIL2, Class D, 6.80% (TSFR1M+265bps),
9/15/40(a)(b)(c) .................................................... 360 360
PRM Trust, Series 2025-PRM6, Class D, 5.87%, 7/5/33(a)(c)(d) ..................... 320 319
2,745
Private CMO FLT (8.6%):
Connecticut Avenue Securities Trust .........................................
Series 2021-R01, Class 1B2, 10.36% (SOFR30A+600bps), 10/25/41, Callable 10/25/26
@ 100(a)(b) ....................................................... 1,000 1,039
Series 2024-R02, Class IMI, 5.46% (SOFR30A+110bps), 2/25/44, Callable 2/25/29 @
100(a)(b) ......................................................... 434 434
Federal Home Loan Mortgage Corporation .....................................
Series 2019-FTR1, Class B2, 12.82% (SOFR30A+846bps), 1/25/48, Callable 5/25/29 @
100(a)(b) ......................................................... 470 563
Series 2025-HQA1, Class M1, 5.51% (SOFR30A+115bps), 2/25/45, Callable 2/25/30 @
100(a)(b) ......................................................... 416 416
Federal National Mortgage Association, Series 2023-R05, Class 1B1, 9.11%
(SOFR30A+475bps), 6/25/43, Callable 6/25/28 @ 100(a)(b) .................... 1,000 1,074
Saluda Grade Alternative Mortgage Trust ......................................
Series 2025-LOC4, Class A1A, 6.11% (SOFR30A+175bps), 6/25/55, Callable 6/25/29 @
100(a)(b) ......................................................... 754 755
Series 2025-LOC4, Class M3, 7.31% (SOFR30A+295bps), 6/25/55, Callable 6/25/29 @
100(a)(b) ......................................................... 470 470
4,751
Private CMO Other (25.0%):
A&D Mortgage Trust ....................................................
Series 2023-NQM3, Class B1, 8.13%, 7/25/68, Callable 7/25/26 @ 100(a)(d) ........ 850 857
Series 2023-NQM4, Class B1, 8.06%, 9/25/68, Callable 10/25/26 @ 100(a)(d) ....... 900 912
Series 2025-NQM2, Class M1B, 7.29%, 6/25/70, Callable 5/25/28 @ 100(a)(d) ...... 470 481
CFMT LLC, Series 2024-HB14, Class M3, 3.00%, 6/25/34, Callable 6/25/27 @ 100(a)(d) ... 238 226
COLT Mortgage Loan Trust ...............................................
Series 2024-3, Class B1, 7.77%, 6/25/69, Callable 5/25/27 @ 100(a)(d) ............ 721 738
Series 2024-INV2, Class B1, 8.10%, 5/25/69, Callable 4/25/27 @ 100(a)(d) ......... 500 512
LHOME Mortgage Trust ..................................................
Series 2024-RTL1, Class A1, 7.02%, 1/25/29, Callable 8/25/26 @ 100(a)(c)(d) ....... 1,000 1,011
Series 2024-RTL2, Class A1, 7.13%, 3/25/29, Callable 10/25/26 @ 100(a)(c)(d) ...... 1,000 1,009

Victory Portfolios ll
VictoryShares Pioneer Asset-Based Income ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-RTL3, Class A1, 6.90%, 5/25/29, Callable 12/25/26 @ 100(a)(c)(d) ...... $ 270 $ 273
MFA Trust, Series 2024-NQM2, Class B1B, 7.29%, 8/25/69, Callable 9/25/27 @ 100(a)(d) .. 410 410
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class B1, 7.40%,
9/25/68, Callable 10/25/26 @ 100(a)(d) ................................... 520 524
PRKCM Trust, Series 2023-AFC1, Class M1, 7.42%, 2/25/58, Callable 2/25/26 @ 100(a)(d) . 750 753
PRPM Trust, Series 2025-NQM3, Class B2, 6.94%, 5/25/70, Callable 7/25/28 @ 100(a)(d) .. 791 759
Verus Securitization Trust .................................................
Series 2023-3, Class B2, 7.73%, 3/25/68, Callable 4/25/26 @ 100(a)(d) ............ 850 849
Series 2023-4, Class B1, 8.06%, 5/25/68, Callable 5/25/26 @ 100(a)(d) ............ 1,240 1,246
Series 2023-7, Class B1, 7.88%, 10/25/68, Callable 10/25/26 @ 100(a)(d) .......... 300 303
Series 2023-8, Class B1, 8.08%, 12/25/68, Callable 12/25/26 @ 100(a)(d) .......... 1,000 1,015
Series 2023-INV2, Class B1, 8.04%, 8/25/68, Callable 7/25/26 @ 100(a)(d) ......... 550 555
Series 2023-INV3, Class B2, 8.18%, 11/25/68, Callable 11/25/26 @ 100(a)(d) ....... 640 644
Series 2024-2, Class B1, 7.86%, 2/25/69, Callable 2/25/27 @ 100(a)(d) ............ 450 458
13,535
Total Collateralized Mortgage Obligations (Cost $20,996)
a
a
a
21,031
Total Investments (Cost $52,967) — 96.8% 52,609
Other assets in excess of liabilities —  3.2% 1,758
NET ASSETS - 100.00% $ 54,367
At September 30, 2025, the Fund's investments in foreign securities were 8.7% of net assets.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2025, the fair value of these securities was
$52,609 (thousands) and amounted to 96.8% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2025.
(c) Security is interest only.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
LLC
—
Limited Liability Company
MBS
—
Mortgage-Backed Securities
SOFR
—
Secured Overnight Financing Rate
SOFR30A
—
30 day average of SOFR, rate disclosed as of September 30, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of September 30, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of September 30, 2025.

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios II
VictoryShares US Value Momentum ETF

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.5%)
Communication Services (6.6%):
Alphabet, Inc., Class A ................................................... 5,803 $ 1,411
AT&T, Inc. ........................................................... 60,727 1,715
Fox Corp., Class A ...................................................... 23,348 1,472
Netflix, Inc.(a) ......................................................... 1,008 1,209
News Corp., Class A ..................................................... 60,939 1,871
ROBLOX Corp., Class A(a) ............................................... 6,898 956
Verizon Communications, Inc. .............................................. 43,242 1,900
Warner Bros Discovery, Inc.(a) ............................................. 60,593 1,183
11,717
Consumer Discretionary (5.1%):
Aptiv PLC(a) .......................................................... 13,752 1,186
eBay, Inc. ............................................................ 12,374 1,125
Ford Motor Co. ........................................................ 108,055 1,292
General Motors Co. ..................................................... 19,011 1,159
Lennar Corp., Class A .................................................... 8,660 1,092
O'Reilly Automotive, Inc.(a) ............................................... 18,945 2,043
Tapestry, Inc. .......................................................... 8,877 1,005
8,902
Consumer Staples (9.7%):
Altria Group, Inc. ....................................................... 31,457 2,078
Archer-Daniels-Midland Co. ............................................... 22,207 1,327
Casey's General Stores, Inc. ............................................... 2,817 1,592
Dollar General Corp. .................................................... 10,090 1,043
Performance Food Group Co.(a) ............................................ 14,856 1,546
Philip Morris International, Inc. ............................................. 9,079 1,472
The Kraft Heinz Co. ..................................................... 58,399 1,521
The Kroger Co. ........................................................ 22,304 1,503
Tyson Foods, Inc., Class A ................................................ 31,805 1,727
U.S. Foods Holding Corp.(a) ............................................... 21,664 1,660
Walmart, Inc. .......................................................... 16,242 1,674
17,143
Energy (4.8%):
Cheniere Energy, Inc. .................................................... 4,972 1,168
Devon Energy Corp. ..................................................... 25,410 891
EQT Corp. ............................................................ 19,671 1,071
Expand Energy Corp. .................................................... 13,993 1,486
Kinder Morgan, Inc. ..................................................... 56,119 1,589
Marathon Petroleum Corp. ................................................ 6,137 1,183
Valero Energy Corp. ..................................................... 6,782 1,155
8,543
Financials (20.4%):
American International Group, Inc. .......................................... 20,944 1,645
Bank of America Corp. ................................................... 27,884 1,439
Berkshire Hathaway, Inc., Class B(a) ......................................... 4,024 2,023
Capital One Financial Corp. ............................................... 4,581 974
Citigroup, Inc. ......................................................... 12,475 1,266
Citizens Financial Group, Inc. .............................................. 23,015 1,223
CME Group, Inc. ....................................................... 8,031 2,170
Corebridge Financial, Inc. ................................................. 30,912 991
First Citizens Bancshares, Inc., Class A ....................................... 595 1,065
Global Payments, Inc. .................................................... 10,616 882
JPMorgan Chase & Co. .................................................. 5,198 1,640
Loews Corp. .......................................................... 20,116 2,019
M&T Bank Corp. ....................................................... 7,248 1,432
Markel Group, Inc.(a) .................................................... 829 1,584
Northern Trust Corp. .................................................... 9,928 1,336
Regions Financial Corp. .................................................. 47,915 1,264
Robinhood Markets, Inc., Class A(a) ......................................... 5,126 734
SoFi Technologies, Inc.(a) ................................................. 24,857 657

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VictoryShares US Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
State Street Corp. ....................................................... 11,828 $ 1,372
Synchrony Financial ..................................................... 12,846 913
The Bank of New York Mellon Corp. ......................................... 15,014 1,636
The Goldman Sachs Group, Inc. ............................................ 1,640 1,306
The Hartford Insurance Group, Inc. .......................................... 13,765 1,836
Truist Financial Corp. .................................................... 28,321 1,295
W.R. Berkley Corp. ..................................................... 25,193 1,930
Wells Fargo & Co. ...................................................... 16,402 1,375
36,007
Health Care (12.2%):
Abbott Laboratories ..................................................... 13,255 1,775
Biogen, Inc.(a) ......................................................... 9,803 1,373
Boston Scientific Corp.(a) ................................................. 15,773 1,540
Cardinal Health, Inc. .................................................... 12,108 1,900
CVS Health Corp. ...................................................... 15,330 1,156
Gilead Sciences, Inc. .................................................... 12,446 1,382
HCA Healthcare, Inc. .................................................... 3,610 1,539
Hims & Hers Health, Inc.(a) ............................................... 12,189 691
Humana, Inc. .......................................................... 3,102 807
Labcorp Holdings, Inc. ................................................... 6,177 1,773
Medtronic PLC ........................................................ 19,171 1,826
Pfizer, Inc. ............................................................ 64,398 1,641
Quest Diagnostics, Inc. ................................................... 9,582 1,826
Tenet Healthcare Corp.(a) ................................................. 5,147 1,045
The Cigna Group ....................................................... 4,427 1,276
21,550
Industrials (10.3%):
Curtiss-Wright Corp. .................................................... 2,441 1,325
Deere & Co. .......................................................... 2,870 1,312
Delta Air Lines, Inc. ..................................................... 12,059 684
FedEx Corp. .......................................................... 5,043 1,189
GE Vernova, Inc. ....................................................... 1,135 698
Howmet Aerospace, Inc. .................................................. 6,412 1,258
Johnson Controls International PLC .......................................... 11,621 1,278
L3Harris Technologies, Inc. ............................................... 6,947 2,122
Rocket Lab Corp.(a) ..................................................... 10,621 509
RTX Corp. ............................................................ 9,264 1,550
Snap-on, Inc. .......................................................... 4,777 1,655
SS&C Technologies Holdings, Inc. .......................................... 18,279 1,623
United Airlines Holdings, Inc.(a) ............................................ 6,305 608
United Parcel Service, Inc., Class B .......................................... 13,574 1,134
Woodward, Inc. ........................................................ 5,154 1,303
18,248
Information Technology (10.3%):
Applied Materials, Inc. ................................................... 5,575 1,141
Cognizant Technology Solutions Corp., Class A ................................. 21,601 1,449
CoreWeave, Inc., Class A(a) ............................................... 5,009 685
Dell Technologies, Inc., Class C ............................................ 6,362 902
F5, Inc.(a) ............................................................ 4,311 1,393
Gen Digital, Inc. ....................................................... 45,850 1,302
GoDaddy, Inc., Class A(a) ................................................. 7,971 1,091
Hewlett Packard Enterprise Co. ............................................. 38,255 940
HP, Inc. .............................................................. 37,477 1,020
Intel Corp.(a) .......................................................... 27,173 912
Jabil, Inc. ............................................................ 4,958 1,077
ON Semiconductor Corp.(a) ............................................... 13,204 651
QUALCOMM, Inc. ..................................................... 6,584 1,095
Teledyne Technologies, Inc.(a) ............................................. 3,235 1,896
Trimble, Inc.(a) ........................................................ 16,251 1,327
Zoom Communications, Inc.(a) ............................................. 15,168 1,251
18,132

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VictoryShares US Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Materials (3.6%):
CF Industries Holdings, Inc. ............................................... 13,679 $ 1,227
Dow, Inc. ............................................................ 33,527 769
DuPont de Nemours, Inc. ................................................. 14,469 1,127
Newmont Corp. ........................................................ 14,649 1,235
Nucor Corp. ........................................................... 6,931 939
Steel Dynamics, Inc. ..................................................... 8,117 1,132
6,429
Real Estate (6.4%):
Kimco Realty Corp. ..................................................... 71,326 1,559
Mid-America Apartment Communities, Inc. .................................... 12,511 1,748
Realty Income Corp. .................................................... 36,487 2,218
Ventas, Inc. ........................................................... 25,888 1,812
VICI Properties, Inc. .................................................... 59,344 1,935
Welltower, Inc. ......................................................... 10,897 1,941
11,213
Utilities (10.1%):
Ameren Corp. ......................................................... 22,194 2,317
Atmos Energy Corp. ..................................................... 13,526 2,309
CenterPoint Energy, Inc. .................................................. 62,332 2,418
Duke Energy Corp. ...................................................... 18,538 2,294
Entergy Corp. ......................................................... 20,548 1,915
Evergy, Inc. ........................................................... 32,857 2,498
Exelon Corp. .......................................................... 46,904 2,111
NiSource, Inc. ......................................................... 47,059 2,038
17,900
Total Common Stocks (Cost $152,784)
a
a
a
175,784
Total Investments (Cost $152,784) — 99.5% 175,784
Other assets in excess of liabilities —  0.5% 843
NET ASSETS - 100.00% $ 176,627
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 2 12/19/25 $ 670 $ 674 $ 4
Total unrealized appreciation $ 4
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 4

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.5%)
Communication Services (3.2%):
AST SpaceMobile, Inc.(a) ................................................. 37,128 $ 1,822
Cargurus, Inc.(a) ....................................................... 97,220 3,619
EchoStar Corp., Class A(a) ................................................ 29,407 2,245
GCI Liberty, Inc.(a)(b) ................................................... 4,908 —(c)
IAC, Inc.(a) ........................................................... 99,935 3,405
Nexstar Media Group, Inc. ................................................ 20,116 3,978
Sphere Entertainment Co.(a)(d) ............................................. 56,388 3,503
Telephone and Data Systems, Inc. ........................................... 95,919 3,764
TKO Group Holdings, Inc. ................................................ 21,967 4,436
United States Cellular Corp.(d) ............................................. 56,820 2,842
Ziff Davis, Inc.(a) ....................................................... 72,284 2,754
ZoomInfo Technologies, Inc.(a) ............................................. 229,697 2,506
34,874
Consumer Discretionary (13.9%):
Adient PLC(a) ......................................................... 111,804 2,692
ADT, Inc. ............................................................ 599,059 5,218
Adtalem Global Education, Inc.(a) ........................................... 27,124 4,189
BorgWarner, Inc. ....................................................... 105,954 4,658
Boyd Gaming Corp. ..................................................... 57,060 4,933
Brinker International, Inc.(a) ............................................... 17,219 2,181
Coursera, Inc.(a) ....................................................... 195,753 2,292
Dana, Inc. ............................................................ 141,192 2,830
Dave & Buster's Entertainment, Inc.(a)(d) ..................................... 75,200 1,366
Dillard's, Inc., Class A(d) ................................................. 5,964 3,665
Five Below, Inc.(a) ...................................................... 15,671 2,424
Garrett Motion, Inc. ..................................................... 271,644 3,700
G-III Apparel Group Ltd.(a) ............................................... 118,994 3,166
Graham Holdings Co., Class B ............................................. 4,908 5,778
Groupon, Inc.(a)(d) ..................................................... 69,619 1,626
Harley-Davidson, Inc. ................................................... 106,737 2,978
Kohl's Corp.(d) ........................................................ 120,656 1,855
Laureate Education, Inc.(a) ................................................ 186,247 5,874
Lear Corp. ............................................................ 35,857 3,608
Levi Strauss & Co., Class A ............................................... 143,086 3,334
Life Time Group Holdings, Inc.(a) ........................................... 125,046 3,451
Macy's, Inc. ........................................................... 217,925 3,907
Mohawk Industries, Inc.(a) ................................................ 29,194 3,764
National Vision Holdings, Inc.(a) ............................................ 125,597 3,666
Patrick Industries, Inc. ................................................... 37,185 3,846
Perdoceo Education Corp. ................................................. 114,560 4,314
Phinia, Inc. ........................................................... 65,562 3,769
Polaris, Inc. ........................................................... 42,112 2,448
PVH Corp. ........................................................... 30,520 2,557
Ralph Lauren Corp. ..................................................... 11,283 3,538
Red Rock Resorts, Inc., Class A ............................................. 62,272 3,802
Rush Street Interactive, Inc.(a) ............................................. 111,862 2,291
Sharplink Gaming, Inc.(a)(d) ............................................... 101,968 1,734
Signet Jewelers Ltd. ..................................................... 27,275 2,616
Sonic Automotive, Inc., Class A ............................................ 46,144 3,511
Stride, Inc.(a) .......................................................... 23,708 3,531
Taylor Morrison Home Corp.(a) ............................................ 59,631 3,936
The Cheesecake Factory, Inc.(d) ............................................ 61,711 3,372
The Goodyear Tire & Rubber Co.(a) ......................................... 294,909 2,206
Tri Pointe Homes, Inc.(a) ................................................. 109,737 3,728
Under Armour, Inc., Class A(a)(d) ........................................... 514,496 2,567
Universal Technical Institute, Inc.(a) ......................................... 114,387 3,723
Urban Outfitters, Inc.(a) .................................................. 36,289 2,592
Visteon Corp. .......................................................... 32,470 3,892
Warby Parker, Inc., Class A(a) .............................................. 91,679 2,529

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Worthington Enterprises, Inc. .............................................. 51,834 $ 2,876
152,533
Consumer Staples (5.6%):
Albertsons Cos., Inc., Class A .............................................. 264,331 4,628
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 45,113 4,207
Cal-Maine Foods, Inc. ................................................... 27,815 2,617
Central Garden & Pet Co., Class A(a) ........................................ 121,368 3,584
Fresh Del Monte Produce, Inc. ............................................. 154,832 5,376
Ingredion, Inc. ......................................................... 56,398 6,887
Molson Coors Beverage Co., Class B ......................................... 108,587 4,914
Post Holdings, Inc.(a) .................................................... 59,988 6,447
PriceSmart, Inc. ........................................................ 49,304 5,975
Spectrum Brands Holdings, Inc. ............................................ 70,107 3,683
The Andersons, Inc. ..................................................... 85,278 3,395
The Chefs' Warehouse, Inc.(a) .............................................. 63,013 3,675
Turning Point Brands, Inc. ................................................ 30,759 3,041
United Natural Foods, Inc.(a) .............................................. 92,315 3,473
61,902
Energy (5.0%):
Antero Midstream Corp. .................................................. 292,625 5,689
Centrus Energy Corp., Class A(a)(d) ......................................... 9,007 2,793
Civitas Resources, Inc. ................................................... 57,455 1,867
CNX Resources Corp.(a) ................................................. 139,908 4,494
Comstock Resources, Inc.(a)(d) ............................................. 144,100 2,858
Dorian LPG Ltd. ....................................................... 91,639 2,731
DT Midstream, Inc. ..................................................... 43,144 4,878
Gulfport Energy Corp.(a) ................................................. 21,913 3,966
HF Sinclair Corp. ....................................................... 69,263 3,625
International Seaways, Inc. ................................................ 70,294 3,239
Murphy Oil Corp. ...................................................... 109,471 3,110
Ovintiv, Inc. .......................................................... 70,910 2,863
Par Pacific Holdings, Inc.(a) ............................................... 73,071 2,588
PBF Energy, Inc., Class A ................................................. 80,512 2,429
Peabody Energy Corp. ................................................... 138,158 3,664
SM Energy Co. ........................................................ 85,108 2,125
Venture Global, Inc., Class A(d) ............................................ 139,775 1,983
54,902
Financials (15.8%):
Affiliated Managers Group, Inc. ............................................ 20,852 4,972
Apollo Commercial Real Estate Finance, Inc. ................................... 496,145 5,026
Assured Guaranty Ltd. ................................................... 72,392 6,128
Axis Capital Holdings Ltd. ................................................ 56,162 5,380
Axos Financial, Inc.(a) ................................................... 47,911 4,056
Bank OZK ............................................................ 80,093 4,083
Blackstone Mortgage Trust, Inc., Class A(d) .................................... 285,259 5,252
Bread Financial Holdings, Inc. ............................................. 50,131 2,796
Brighthouse Financial, Inc.(a) .............................................. 63,076 3,348
Comerica, Inc. ......................................................... 60,902 4,173
Ellington Financial, Inc. .................................................. 467,907 6,073
Federated Hermes, Inc. ................................................... 119,493 6,205
First Horizon Corp. ..................................................... 190,509 4,307
FirstCash Holdings, Inc. .................................................. 36,994 5,861
Flagstar Financial, Inc. ................................................... 263,727 3,046
FNB Corp. ............................................................ 264,828 4,266
Franklin Resources, Inc. .................................................. 167,373 3,871
Genworth Financial, Inc.(a) ................................................ 452,829 4,030
Globe Life, Inc. ........................................................ 36,743 5,253
Invesco Ltd. ........................................................... 149,505 3,430
Jackson Financial, Inc., Class A ............................................. 34,503 3,493
Lincoln National Corp. ................................................... 78,502 3,166
Mercury General Corp. ................................................... 42,702 3,620
MGIC Investment Corp. .................................................. 208,262 5,908

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Millrose Properties, Inc. .................................................. 93,657 $ 3,148
Navient Corp. ......................................................... 281,765 3,705
Old Republic International Corp. ............................................ 157,402 6,685
Popular, Inc. .......................................................... 41,191 5,232
RenaissanceRe Holdings Ltd. .............................................. 21,358 5,423
Rithm Capital Corp. ..................................................... 483,205 5,504
Sezzle, Inc.(a)(d) ....................................................... 19,208 1,528
SLM Corp. ........................................................... 137,462 3,805
Starwood Property Trust, Inc.(d) ............................................ 315,723 6,116
StoneX Group, Inc.(a) ................................................... 34,987 3,531
Texas Capital Bancshares, Inc.(a) ........................................... 50,158 4,240
The Western Union Co. ................................................... 529,520 4,231
Unum Group .......................................................... 64,898 5,048
Valley National Bancorp .................................................. 405,090 4,294
Virtu Financial, Inc., Class A ............................................... 103,192 3,663
173,896
Health Care (16.6%):
ACADIA Pharmaceuticals, Inc.(a) ........................................... 107,750 2,299
AdaptHealth Corp.(a) .................................................... 280,860 2,514
ADMA Biologics, Inc.(a) ................................................. 156,035 2,288
Alignment Healthcare, Inc.(a) .............................................. 171,733 2,997
Alkermes PLC(a) ....................................................... 150,976 4,529
ANI Pharmaceuticals, Inc.(a) .............................................. 37,283 3,415
ARS Pharmaceuticals, Inc.(a)(d) ............................................ 192,432 1,934
Bridgebio Pharma, Inc.(a) ................................................. 53,822 2,796
BrightSpring Health Services, Inc.(a) ......................................... 124,361 3,676
Brookdale Senior Living, Inc.(a) ............................................ 422,487 3,578
Catalyst Pharmaceuticals, Inc.(a) ............................................ 166,054 3,271
Celcuity, Inc.(a)(d) ...................................................... 35,469 1,752
Centene Corp.(a) ....................................................... 83,124 2,966
Cidara Therapeutics, Inc.(a) ............................................... 27,788 2,661
Corcept Therapeutics, Inc.(a) .............................................. 26,062 2,166
DaVita, Inc.(a) ......................................................... 32,077 4,262
Doximity, Inc., Class A(a) ................................................. 33,030 2,416
Elanco Animal Health, Inc.(a) .............................................. 143,511 2,890
Encompass Health Corp. .................................................. 41,834 5,314
Envista Holdings Corp.(a) ................................................. 157,332 3,205
Exelixis, Inc.(a) ........................................................ 83,106 3,432
GeneDx Holdings Corp.(a) ................................................ 14,032 1,512
Haemonetics Corp.(a) .................................................... 56,486 2,753
Halozyme Therapeutics, Inc.(a) ............................................. 43,307 3,176
Harmony Biosciences Holdings, Inc.(a) ....................................... 101,363 2,794
HealthEquity, Inc.(a) .................................................... 38,508 3,649
ICU Medical, Inc.(a) .................................................... 26,026 3,122
Innoviva, Inc.(a) ....................................................... 343,417 6,267
iRhythm Technologies, Inc.(a) .............................................. 17,792 3,060
Jazz Pharmaceuticals PLC(a) .............................................. 31,729 4,182
Ligand Pharmaceuticals, Inc.(a) ............................................. 23,319 4,131
Masimo Corp.(a) ....................................................... 22,944 3,385
Merus NV(a) .......................................................... 33,602 3,164
Omnicell, Inc.(a) ....................................................... 105,613 3,216
Option Care Health, Inc.(a) ................................................ 149,939 4,162
Organon & Co. ........................................................ 258,534 2,761
Pacira BioSciences, Inc.(a) ................................................ 123,043 3,171
Penumbra, Inc.(a) ....................................................... 14,242 3,608
Perrigo Co. PLC ....................................................... 151,845 3,382
Premier, Inc., Class A .................................................... 180,768 5,025
Prestige Consumer Healthcare, Inc.(a) ........................................ 67,893 4,237
Progyny, Inc.(a) ........................................................ 142,644 3,070
Protagonist Therapeutics, Inc.(a) ............................................ 36,051 2,395
Rhythm Pharmaceuticals, Inc.(a) ............................................ 22,610 2,283
Scholar Rock Holding Corp.(a) ............................................. 69,387 2,584
Select Medical Holdings Corp. ............................................. 245,314 3,150

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Soleno Therapeutics, Inc.(a) ............................................... 32,056 $ 2,167
Solventum Corp.(a) ..................................................... 59,689 4,357
Supernus Pharmaceuticals, Inc.(a) ........................................... 87,453 4,179
TG Therapeutics, Inc.(a) .................................................. 86,241 3,115
The Ensign Group, Inc. ................................................... 29,858 5,159
TransMedics Group, Inc.(a) ................................................ 20,142 2,260
Universal Health Services, Inc., Class B ....................................... 22,615 4,623
Viatris, Inc. ........................................................... 367,142 3,635
Waystar Holding Corp.(a) ................................................. 105,711 4,009
182,104
Industrials (13.4%):
AGCO Corp. .......................................................... 30,249 3,239
Alaska Air Group, Inc.(a) ................................................. 40,420 2,012
American Superconductor Corp.(a) .......................................... 36,414 2,163
Argan, Inc. ........................................................... 9,251 2,498
Armstrong World Industries, Inc. ............................................ 26,808 5,255
Astronics Corp.(a) ...................................................... 70,071 3,196
Atkore, Inc. ........................................................... 43,335 2,719
Avis Budget Group, Inc.(a)(d) .............................................. 13,172 2,115
AZZ, Inc. ............................................................ 37,166 4,056
Boise Cascade Co. ...................................................... 43,761 3,384
Concentrix Corp. ....................................................... 40,007 1,846
CoreCivic, Inc.(a) ...................................................... 216,576 4,407
CSG Systems International, Inc. ............................................ 84,330 5,429
DXP Enterprises, Inc.(a) .................................................. 23,829 2,837
ESCO Technologies, Inc. ................................................. 18,794 3,968
Fluor Corp.(a) ......................................................... 60,435 2,542
Granite Construction, Inc. ................................................. 47,520 5,211
Herc Holdings, Inc. ..................................................... 17,449 2,036
Hertz Global Holdings, Inc.(a)(d) ........................................... 317,117 2,156
Huntington Ingalls Industries, Inc. ........................................... 13,436 3,868
Innodata, Inc.(a)(d) ..................................................... 47,843 3,687
Kennametal, Inc. ....................................................... 175,260 3,668
Knight-Swift Transportation Holdings, Inc. .................................... 87,833 3,470
Kratos Defense & Security Solutions, Inc.(a) ................................... 40,946 3,741
Leonardo DRS, Inc. ..................................................... 82,974 3,767
Masterbrand, Inc.(a) ..................................................... 224,842 2,961
Matson, Inc. .......................................................... 30,536 3,011
MDU Resources Group, Inc. ............................................... 359,266 6,399
Microvast Holdings, Inc.(a)(d) ............................................. 680,555 2,620
OPENLANE, Inc.(a) .................................................... 132,018 3,799
Power Solutions International, Inc.(a) ........................................ 21,921 2,153
Primoris Services Corp. .................................................. 23,183 3,184
Resideo Technologies, Inc.(a) .............................................. 84,163 3,634
REV Group, Inc. ....................................................... 60,924 3,453
Rush Enterprises, Inc., Class A ............................................. 74,704 3,994
Ryder System, Inc. ...................................................... 22,840 4,309
Schneider National, Inc., Class B ............................................ 183,419 3,881
SkyWest, Inc.(a) ........................................................ 29,525 2,971
Sterling Infrastructure, Inc.(a) .............................................. 8,380 2,847
The GEO Group, Inc.(a) .................................................. 138,513 2,838
The Greenbrier Cos., Inc. ................................................. 71,244 3,289
Tutor Perini Corp.(a) .................................................... 34,500 2,263
UL Solutions, Inc., Class A ................................................ 67,650 4,794
Willdan Group, Inc.(a) ................................................... 22,310 2,157
147,827
Information Technology (8.2%):
A10 Networks, Inc. ..................................................... 219,784 3,989
ACM Research, Inc., Class A(a) ............................................ 68,428 2,677
Amkor Technology, Inc. .................................................. 107,353 3,049
Applied Digital Corp.(a) .................................................. 113,709 2,608
Arrow Electronics, Inc.(a) ................................................. 36,708 4,442

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Avnet, Inc. ............................................................ 80,799 $ 4,224
Benchmark Electronics, Inc. ............................................... 89,140 3,436
Clear Secure, Inc., Class A ................................................ 101,642 3,393
Dave, Inc.(a) .......................................................... 8,522 1,699
Dolby Laboratories, Inc., Class A ........................................... 77,831 5,633
Dropbox, Inc., Class A(a) ................................................. 151,896 4,589
DXC Technology Co.(a) .................................................. 240,131 3,273
InterDigital, Inc. ....................................................... 14,043 4,848
IonQ, Inc.(a)(d) ........................................................ 42,514 2,614
Life360, Inc.(a)(d) ...................................................... 27,582 2,932
Mirion Technologies, Inc.(a) ............................................... 145,174 3,377
Navitas Semiconductor Corp.(a)(d) .......................................... 310,082 2,239
NetScout Systems, Inc.(a) ................................................. 178,306 4,606
Pegasystems, Inc. ....................................................... 44,802 2,576
Photronics, Inc.(a) ...................................................... 132,977 3,052
Quantum Computing, Inc.(a)(d) ............................................. 115,150 2,120
Rigetti Computing, Inc.(a)(d) .............................................. 111,958 3,335
Rubrik, Inc., Class A(a) .................................................. 24,714 2,033
Sanmina Corp.(a) ....................................................... 26,965 3,104
TD SYNNEX Corp. ..................................................... 27,780 4,549
TTM Technologies, Inc.(a) ................................................ 61,097 3,519
Vishay Intertechnology, Inc. ............................................... 150,196 2,298
90,214
Materials (3.4%):
Celanese Corp. ......................................................... 46,113 1,940
Cleveland-Cliffs, Inc.(a) .................................................. 173,180 2,113
Commercial Metals Co. .................................................. 63,510 3,638
Greif, Inc., Class A ...................................................... 64,124 3,832
Hawkins, Inc. ......................................................... 23,632 4,318
MP Materials Corp.(a) ................................................... 25,542 1,713
NewMarket Corp. ...................................................... 7,289 6,037
O-I Glass, Inc.(a) ....................................................... 261,516 3,392
Olin Corp. ............................................................ 102,322 2,557
Sensient Technologies Corp. ............................................... 42,146 3,955
The Mosaic Co. ........................................................ 112,417 3,899
37,394
Real Estate (8.5%):
Agree Realty Corp. ..................................................... 104,846 7,448
American Healthcare REIT, Inc. ............................................ 120,120 5,046
Apple Hospitality REIT, Inc. ............................................... 339,026 4,072
Broadstone Net Lease, Inc. ................................................ 347,409 6,208
Cousins Properties, Inc. .................................................. 177,708 5,143
DiamondRock Hospitality Co. .............................................. 511,160 4,069
Douglas Emmett, Inc. .................................................... 236,994 3,690
EPR Properties(d) ...................................................... 113,210 6,567
Highwoods Properties, Inc. ................................................ 168,846 5,373
Innovative Industrial Properties, Inc. ......................................... 49,671 2,661
JBG SMITH Properties ................................................... 191,179 4,254
Kilroy Realty Corp.(d) ................................................... 98,776 4,173
NETSTREIT Corp.(d) ................................................... 352,125 6,359
Park Hotels & Resorts, Inc.(d) .............................................. 310,502 3,440
Pebblebrook Hotel Trust .................................................. 261,646 2,980
RLJ Lodging Trust ...................................................... 484,138 3,486
Sabra Health Care REIT, Inc. .............................................. 323,362 6,028
Sila Realty Trust, Inc. .................................................... 233,246 5,855
WP Carey, Inc. ......................................................... 102,020 6,894
93,746
Utilities (5.9%):
Avista Corp. .......................................................... 195,438 7,389
Black Hills Corp. ....................................................... 123,672 7,617
Clearway Energy, Inc., Class C ............................................. 172,625 4,877
National Fuel Gas Co. ................................................... 80,478 7,434

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
OGE Energy Corp. ...................................................... 174,359 $ 8,068
ONE Gas, Inc. ......................................................... 90,007 7,285
Pinnacle West Capital Corp. ............................................... 90,668 8,129
Spire, Inc. ............................................................ 90,416 7,371
UGI Corp. ............................................................ 197,220 6,559
64,729
Total Common Stocks (Cost $1,010,804)
a
a
a
1,094,121
Collateral for Securities Loaned (5.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.03%(e) ........ 14,420,736 14,420
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.05%(e) ............ 14,420,736 14,421
Invesco Government & Agency Portfolio, Institutional Shares, 4.05%(e) ............... 14,420,736 14,421
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.04%(e) . 14,420,736 14,421
Total Collateral for Securities Loaned (Cost $57,683)
a
a
a
57,683
Total Investments (Cost $1,068,487) — 104.7% 1,151,804
Liabilities in excess of other assets —  (4.7)% (51,659)
NET ASSETS - 100.00% $ 1,100,145
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Security was fair valued using significant unobservable inputs as of September 30, 2025.
(c) Rounds to less than $1 thousand.
(d) All or a portion of this security is on loan.
(e) Rate disclosed is the daily yield on September 30, 2025.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini Russell 2000 Index Futures ...... 36 12/19/25 $ 4,361 $ 4,420 $ 59
Total unrealized appreciation $ 59
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 59

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.7%)
Australia (1.8%):
Communication Services (0.8%):
Telstra Group Ltd. ...................................................... 688,278 $ 2,195
Health Care (0.3%):
Pro Medicus Ltd. ....................................................... 3,565 727
Industrials (0.3%):
Qantas Airways Ltd. ..................................................... 120,024 867
Materials (0.4%):
Rio Tinto Ltd. ......................................................... 15,141 1,222
5,011
Austria (1.6%):
Energy (0.7%):
OMV AG ............................................................ 32,576 1,737
Financials (0.9%):
BAWAG Group AG(a) ................................................... 11,079 1,457
Raiffeisen Bank International AG ........................................... 30,442 1,048
2,505
4,242
Belgium (0.9%):
Financials (0.9%):
Ageas SA ............................................................ 34,202 2,365
Canada (8.1%):
Consumer Staples (2.3%):
George Weston Ltd. ..................................................... 34,378 2,097
Loblaw Cos. Ltd. ....................................................... 55,620 2,152
Metro, Inc. ........................................................... 31,777 2,134
6,383
Financials (1.7%):
Fairfax Financial Holdings Ltd. ............................................. 1,235 2,161
Power Corp. of Canada(b) ................................................. 56,975 2,466
4,627
Industrials (0.8%):
Element Fleet Management Corp. ........................................... 79,391 2,056
Information Technology (0.3%):
Celestica, Inc.(c) ....................................................... 2,842 700
Materials (1.9%):
Agnico Eagle Mines Ltd. ................................................. 8,850 1,491
Kinross Gold Corp. ..................................................... 49,402 1,226
Lundin Gold, Inc. ....................................................... 13,415 869
Nutrien Ltd.(b) ......................................................... 29,334 1,723
5,309
Utilities (1.1%):
Emera, Inc. ........................................................... 64,267 3,084
22,159
Denmark (0.3%):
Industrials (0.3%):
AP Moller - Maersk A/S, Class B ........................................... 474 929
Finland (0.5%):
Health Care (0.5%):
Orion Oyj, Class B ...................................................... 17,881 1,368
France (7.3%):
Communication Services (1.0%):
Orange SA ............................................................ 161,060 2,611

Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Consumer Staples (0.7%):
Carrefour SA .......................................................... 119,429 $ 1,808
Financials (1.8%):
BNP Paribas SA ........................................................ 17,204 1,562
Credit Agricole SA ...................................................... 111,583 2,190
Societe Generale SA ..................................................... 19,360 1,281
5,033
Health Care (0.7%):
BioMerieux ........................................................... 14,487 1,935
Industrials (1.4%):
Bouygues SA .......................................................... 49,950 2,247
Eiffage SA ............................................................ 13,063 1,667
3,914
Real Estate (0.9%):
Klepierre SA .......................................................... 65,379 2,545
Utilities (0.8%):
Engie SA ............................................................. 104,177 2,232
20,078
Germany (7.6%):
Communication Services (0.7%):
Scout24 SE(a) ......................................................... 14,388 1,801
Consumer Discretionary (1.5%):
Bayerische Motoren Werke AG ............................................. 12,889 1,293
Mercedes-Benz Group AG ................................................ 23,298 1,462
Volkswagen AG, Preference Shares .......................................... 12,608 1,361
4,116
Financials (0.8%):
Commerzbank AG(b) .................................................... 30,357 1,143
Deutsche Bank AG, Registered Shares ........................................ 31,966 1,124
2,267
Health Care (2.3%):
Bayer AG, Registered Shares .............................................. 36,506 1,210
Fresenius Medical Care AG ............................................... 29,424 1,543
Fresenius SE & Co. KGaA ................................................ 34,774 1,935
Merck KGaA .......................................................... 13,529 1,738
6,426
Industrials (1.9%):
Deutsche Lufthansa AG, Registered Shares .................................... 129,723 1,097
GEA Group AG ........................................................ 26,067 1,923
HOCHTIEF AG ........................................................ 4,726 1,264
Rheinmetall AG ........................................................ 427 995
5,279
Materials (0.4%):
Heidelberg Materials AG ................................................. 4,643 1,044
20,933
Greece (1.4%):
Financials (1.4%):
Alpha Bank SA ........................................................ 265,680 1,127
National Bank of Greece SA ............................................... 100,211 1,454
Piraeus Financial Holdings SA(c) ........................................... 153,821 1,303
3,884
Hong Kong (6.5%):
Consumer Discretionary (0.2%):
Geely Automobile Holdings Ltd. ............................................ 220,910 555
Consumer Staples (0.4%):
WH Group Ltd.(a) ...................................................... 952,333 1,032

Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Financials (0.8%):
BOC Hong Kong Holdings Ltd. ............................................ 260,284 $ 1,222
China Taiping Insurance Holdings Co. Ltd. .................................... 288,818 565
Guotai Junan International Holdings Ltd. ...................................... 478,636 276
Shandong Hi-Speed Holdings Group Ltd.(c) .................................... 254,660 146
2,209
Health Care (0.2%):
Sino Biopharmaceutical Ltd. ............................................... 567,614 594
Industrials (0.9%):
China Merchants Port Holdings Co. Ltd. ...................................... 521,590 976
CK Hutchison Holdings Ltd. ............................................... 117,787 776
Orient Overseas International Ltd. ........................................... 46,022 747
2,499
Real Estate (4.0%):
China Overseas Land & Investment Ltd. ...................................... 523,126 965
China Resources Land Ltd. ................................................ 236,250 922
CK Asset Holdings Ltd. .................................................. 284,823 1,381
Henderson Land Development Co. Ltd. ....................................... 300,243 1,059
Hongkong Land Holdings Ltd. ............................................. 164,200 1,039
Link REIT ............................................................ 240,238 1,235
Sino Land Co. Ltd. ...................................................... 1,383,883 1,752
Sun Hung Kai Properties Ltd. .............................................. 100,543 1,204
Swire Pacific Ltd., Class A ................................................ 142,852 1,211
10,768
17,657
Ireland (0.5%):
Industrials (0.5%):
Ryanair Holdings PLC ................................................... 50,620 1,468
Israel (3.2%):
Financials (2.3%):
Bank Hapoalim BM ..................................................... 83,553 1,700
Bank Leumi Le-Israel BM, Class IS .......................................... 84,984 1,676
Israel Discount Bank Ltd., Class A ........................................... 156,977 1,553
Phoenix Financial Ltd. ................................................... 33,616 1,259
6,188
Industrials (0.4%):
Elbit Systems Ltd. ...................................................... 2,427 1,230
Materials (0.5%):
ICL Group Ltd. ........................................................ 233,620 1,461
8,879
Italy (6.8%):
Communication Services (0.5%):
Telecom Italia SpA(c) .................................................... 2,560,996 1,339
Energy (0.7%):
Eni SpA ............................................................. 115,353 2,013
Financials (4.0%):
Banca Monte dei Paschi di Siena SpA(b) ...................................... 128,728 1,139
Banco BPM SpA ....................................................... 103,536 1,547
BPER Banca SpA ....................................................... 121,292 1,344
Intesa Sanpaolo SpA ..................................................... 247,952 1,634
Poste Italiane SpA(a) .................................................... 103,886 2,462
UniCredit SpA ......................................................... 16,634 1,259
Unipol Assicurazioni SpA ................................................. 71,464 1,532
10,917
Industrials (0.4%):
Leonardo SpA ......................................................... 16,596 1,052

Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Materials (0.4%):
Buzzi SpA ............................................................ 19,791 $ 1,086
Utilities (0.8%):
Italgas SpA ........................................................... 245,518 2,258
18,665
Japan (16.6%):
Communication Services (1.8%):
Konami Group Corp. .................................................... 7,100 1,025
LY Corp. ............................................................. 427,200 1,376
Square Enix Holdings Co. Ltd. ............................................. 56,100 1,207
Toho Co. Ltd. ......................................................... 20,400 1,311
4,919
Consumer Discretionary (2.9%):
Bandai Namco Holdings, Inc. .............................................. 32,300 1,076
Honda Motor Co. Ltd. ................................................... 102,300 1,059
Isuzu Motors Ltd. ....................................................... 131,800 1,666
Nissan Motor Co. Ltd.(b)(c) ............................................... 331,600 816
Panasonic Holdings Corp. ................................................. 110,100 1,199
Ryohin Keikaku Co. Ltd. ................................................. 53,700 1,069
Subaru Corp. .......................................................... 50,300 1,031
7,916
Energy (0.6%):
Inpex Corp. ........................................................... 88,000 1,591
Financials (1.0%):
Japan Post Holdings Co. Ltd. .............................................. 142,500 1,417
Japan Post Insurance Co. Ltd. .............................................. 52,200 1,480
2,897
Health Care (1.4%):
Shionogi & Co. Ltd. ..................................................... 98,200 1,721
Takeda Pharmaceutical Co. Ltd. ............................................ 68,500 1,999
3,720
Industrials (2.5%):
IHI Corp. ............................................................. 55,300 1,032
Japan Airlines Co. Ltd. ................................................... 91,800 1,852
Kawasaki Kisen Kaisha Ltd.(b) ............................................. 87,100 1,240
Mitsui OSK Lines Ltd.(b) ................................................. 44,800 1,362
Nippon Yusen KK ...................................................... 42,100 1,438
6,924
Information Technology (2.0%):
FUJIFILM Holdings Corp. ................................................ 59,800 1,488
Kyocera Corp. ......................................................... 109,900 1,479
NEC Corp. ........................................................... 34,600 1,109
SCSK Corp. ........................................................... 46,200 1,384
5,460
Materials (1.6%):
Mitsubishi Chemical Group Corp. ........................................... 268,200 1,544
Nippon Steel Corp. ...................................................... 420,000 1,731
Toray Industries, Inc. .................................................... 173,500 1,109
4,384
Real Estate (0.9%):
Daiwa House Industry Co. Ltd. ............................................. 67,700 2,436
Utilities (1.9%):
Chubu Electric Power Co., Inc. ............................................. 141,500 1,970
The Kansai Electric Power Co., Inc. .......................................... 121,900 1,746
Tokyo Gas Co. Ltd. ..................................................... 42,700 1,520
5,236
45,483

Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Luxembourg (0.9%):
Health Care (0.5%):
Eurofins Scientific SE .................................................... 19,212 $ 1,393
Materials (0.4%):
ArcelorMittal SA ....................................................... 32,753 1,176
2,569
Mexico (0.5%):
Materials (0.5%):
Fresnillo PLC ......................................................... 44,265 1,405
Netherlands (3.7%):
Consumer Discretionary (0.6%):
Prosus NV(c) .......................................................... 21,691 1,526
Consumer Staples (0.9%):
Koninklijke Ahold Delhaize NV ............................................ 58,485 2,365
Financials (2.2%):
ABN AMRO Bank NV, Class CV(a) ......................................... 52,859 1,691
Euronext NV(a) ........................................................ 14,334 2,144
NN Group NV ......................................................... 32,172 2,262
6,097
9,988
Norway (2.4%):
Communication Services (0.5%):
Vend Marketplaces ASA(b) ................................................ 34,831 1,239
Consumer Staples (0.7%):
Orkla ASA ............................................................ 183,132 1,913
Energy (0.5%):
Equinor ASA .......................................................... 60,642 1,480
Materials (0.7%):
Yara International ASA ................................................... 50,109 1,832
6,464
Portugal (0.5%):
Financials (0.5%):
Banco Comercial Portugues SA, Class R ...................................... 1,529,274 1,352
Singapore (1.9%):
Consumer Staples (0.6%):
Wilmar International Ltd. ................................................. 730,200 1,614
Industrials (1.0%):
Singapore Airlines Ltd. ................................................... 318,400 1,610
Singapore Technologies Engineering Ltd. ...................................... 159,100 1,062
2,672
Utilities (0.3%):
Sembcorp Industries Ltd. ................................................. 197,700 923
5,209
South Korea (7.7%):
Communication Services (1.2%):
KT Corp. ............................................................. 27,295 983
NAVER Corp. ......................................................... 4,459 853
SK Telecom Co. Ltd. .................................................... 39,094 1,513
3,349
Consumer Discretionary (0.9%):
Hyundai Mobis Co. Ltd. .................................................. 3,518 749
Hyundai Motor Co. ..................................................... 5,490 841
Kia Corp. ............................................................ 11,461 823
2,413

Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Energy (0.3%):
HD Hyundai Co. Ltd. .................................................... 6,537 $ 724
Financials (2.0%):
Hana Financial Group, Inc. ................................................ 14,881 925
Industrial Bank of Korea .................................................. 88,599 1,229
Mirae Asset Securities Co. Ltd. ............................................. 38,365 584
Samsung Life Insurance Co. Ltd. ............................................ 6,594 736
Shinhan Financial Group Co. Ltd. ........................................... 21,078 1,064
Woori Financial Group, Inc. ............................................... 57,711 1,068
5,606
Industrials (2.2%):
Doosan Enerbility Co. Ltd.(c) .............................................. 10,547 471
Hanwha Aerospace Co. Ltd. ............................................... 677 534
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. .......................... 1,898 556
HMM Co. Ltd. ......................................................... 46,640 667
Hyosung Heavy Industries Corp. ............................................ 538 514
Hyundai Glovis Co. Ltd. .................................................. 5,077 599
Hyundai Rotem Co. Ltd. .................................................. 3,341 521
LG Corp. ............................................................. 18,328 941
LIG Nex1 Co. Ltd. ...................................................... 1,252 458
Samsung C&T Corp. .................................................... 6,680 879
6,140
Information Technology (0.6%):
Samsung SDS Co. Ltd. ................................................... 6,275 735
SK Hynix, Inc. ......................................................... 3,086 764
1,499
Materials (0.5%):
LG Chem Ltd. ......................................................... 3,079 610
POSCO Holdings, Inc. ................................................... 3,417 672
1,282
21,013
Spain (5.7%):
Communication Services (0.7%):
Telefonica SA ......................................................... 394,735 2,038
Energy (0.7%):
Repsol SA ............................................................ 104,958 1,856
Financials (1.1%):
Banco Santander SA ..................................................... 133,899 1,395
CaixaBank SA ......................................................... 145,486 1,528
2,923
Health Care (0.4%):
Grifols SA ............................................................ 76,762 1,111
Industrials (1.4%):
ACS Actividades de Construccion y Servicios SA ................................ 22,570 1,802
Aena SME SA(a) ....................................................... 79,223 2,164
3,966
Utilities (1.4%):
Acciona SA ........................................................... 7,752 1,555
Endesa SA ............................................................ 70,885 2,264
3,819
15,713
Sweden (1.1%):
Financials (0.8%):
Industrivarden AB, Class C(b) .............................................. 50,364 1,996
Industrials (0.3%):
Saab AB, Class B ....................................................... 14,237 869
2,865

Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Switzerland (2.3%):
Consumer Staples (0.6%):
Coca-Cola HBC AG(c) ................................................... 35,428 $ 1,669
Industrials (0.8%):
Schindler Holding AG, Class PC ............................................ 5,822 2,203
Information Technology (0.4%):
STMicroelectronics NV .................................................. 33,288 932
Materials (0.5%):
Holcim AG(c) ......................................................... 16,284 1,378
6,182
United Kingdom (8.9%):
Communication Services (1.1%):
BT Group PLC ........................................................ 548,787 1,410
Vodafone Group PLC .................................................... 1,374,740 1,593
3,003
Consumer Staples (3.0%):
British American Tobacco PLC ............................................. 33,714 1,790
Imperial Brands PLC .................................................... 53,555 2,274
J Sainsbury PLC ....................................................... 468,051 2,102
Tesco PLC ............................................................ 324,161 1,942
8,108
Financials (2.9%):
Barclays PLC ......................................................... 263,507 1,345
HSBC Holdings PLC .................................................... 138,478 1,946
Lloyds Banking Group PLC ............................................... 1,459,465 1,645
NatWest Group PLC ..................................................... 216,181 1,516
Standard Chartered PLC .................................................. 68,300 1,319
7,771
Industrials (0.9%):
International Consolidated Airlines Group SA ................................... 240,432 1,248
Rolls-Royce Holdings PLC ................................................ 79,510 1,271
2,519
Materials (0.4%):
Anglogold Ashanti PLC .................................................. 16,094 1,133
Utilities (0.6%):
Centrica PLC .......................................................... 773,148 1,731
24,265
Total Common Stocks (Cost $220,190) 270,146
Collateral for Securities Loaned (2.6%)^
United States (2.6%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.03%(d) ........ 1,807,889 1,808
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.05%(d) ............ 1,807,889 1,808
Invesco Government & Agency Portfolio, Institutional Shares, 4.05%(d) ............... 1,807,889 1,808
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.04%(d) . 1,807,889 1,808
Total Collateral for Securities Loaned (Cost $7,232) 7,232
Total Investments (Cost $227,422) — 101.3% 277,378
Liabilities in excess of other assets — (1.3)% (3,582)
NET ASSETS - 100.00% $ 273,796
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2025, the fair value of these securities was
$12,751 (thousands) and amounted to 4.7% of net assets.
(b) All or a portion of this security is on loan.
(c) Non-income producing security.
(d) Rate disclosed is the daily yield on September 30, 2025.

Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini MSCI EAFE Index Futures ...... 15 12/19/25 $ 2,084 $ 2,089 $ 5
Total unrealized appreciation $ 5
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 5

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.4%)
Brazil (7.2%):
Communication Services (1.0%):
Telefonica Brasil SA ..................................................... 206,600 $ 1,323
TIM SA .............................................................. 270,500 1,194
2,517
Consumer Staples (0.2%):
MBRF Global Foods Company SA .......................................... 123,300 450
Energy (0.5%):
Petroleo Brasileiro SA , Preference Shares ..................................... 226,000 1,336
Financials (1.6%):
Banco Bradesco SA , Preference Shares ....................................... 340,200 1,131
Itau Unibanco Holding SA , Preference Shares .................................. 202,100 1,484
Porto Seguro SA ....................................................... 134,600 1,261
3,876
Health Care (0.4%):
Hypera SA ............................................................ 225,800 964
Industrials (0.3%):
Embraer SA ........................................................... 52,300 789
Information Technology (0.5%):
TOTVS SA ........................................................... 135,800 1,172
Materials (0.4%):
Gerdau SA , Preference Shares .............................................. 345,884 1,080
Utilities (2.3%):
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ........................ 54,500 1,353
Cia De Sanena Do Parana ................................................. 201,200 1,401
Cia Energetica de Minas Gerais , Preference Shares ............................... 671,490 1,407
Cia Paranaense de Energia , Preference Shares .................................. 639,100 1,547
5,708
17,892
Chile (4.2%):
Consumer Discretionary (0.6%):
Falabella SA .......................................................... 244,841 1,452
Consumer Staples (0.5%):
Cencosud SA .......................................................... 460,257 1,310
Financials (1.6%):
Banco de Chile ........................................................ 12,531,681 1,904
Banco Santander Chile ................................................... 29,002,074 1,922
3,826
Industrials (0.8%):
Latam Airlines Group SA ................................................. 53,175,883 1,209
Sociedad Quimica y Minera de Chile SA , Preference Shares (a) ...................... 17,514 756
1,965
Utilities (0.7%):
Enel Chile SA ......................................................... 23,130,027 1,791
10,344
China (50.4%):
Communication Services (3.2%):
Baidu, Inc. , Class SW (a) .................................................. 106,800 1,828
China Tower Corp. Ltd. , Class H (b) .......................................... 1,356,828 2,002
Kuaishou Technology , Class W (b) ........................................... 93,200 1,013
Meitu, Inc. (a) (b) ....................................................... 436,000 519
Tencent Holdings Ltd. ................................................... 19,600 1,670
XD, Inc. ............................................................. 76,600 800
7,832

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Consumer Discretionary (4.3%):
BYD Co. Ltd. ......................................................... 71,750 $ 1,016
Fuyao Glass Industry Group Co. Ltd. , Class H (b) ................................ 154,000 1,550
Great Wall Motor Co. Ltd. ................................................ 437,905 945
Haier Smart Home Co. Ltd. , Class H ......................................... 402,524 1,311
JD.com, Inc. , Class SW .................................................. 70,350 1,252
Laopu Gold Co. Ltd. , Class H .............................................. 7,100 650
Midea Group Co. Ltd. , Class H ............................................. 139,300 1,472
Pop Mart International Group Ltd. (b) ......................................... 20,000 686
Zhejiang Leapmotor Technology Co. Ltd. , Class H (a) (b) ........................... 96,800 825
Zhongsheng Group Holdings Ltd. ........................................... 495,000 927
10,634
Consumer Staples (2.5%):
JD Health International, Inc. (a) (b) ........................................... 123,850 1,058
Smoore International Holdings Ltd. (b) ........................................ 300,000 680
Tingyi Cayman Islands Holding Corp. ........................................ 1,088,000 1,457
Tsingtao Brewery Co. Ltd. , Class H .......................................... 264,000 1,798
Uni-President China Holdings Ltd. .......................................... 1,178,000 1,244
6,237
Energy (4.5%):
China Coal Energy Co. Ltd. , Class H ......................................... 1,338,404 1,598
China Petroleum & Chemical Corp. , Class H ................................... 4,460,543 2,321
China Shenhua Energy Co. Ltd. , Class H ...................................... 388,439 1,857
Inner Mongolia Yitai Coal Co. Ltd. , Class B .................................... 961,700 1,843
PetroChina Co. Ltd. , Class H .............................................. 1,855,451 1,688
Yankuang Energy Group Co. Ltd. , Class H (c) ................................... 1,277,454 1,671
10,978
Financials (15.6%):
Agricultural Bank of China Ltd. , Class H ...................................... 3,035,722 2,048
Bank of China Ltd. , Class H ............................................... 4,226,882 2,314
Bank of Communications Co. Ltd. , Class H .................................... 2,831,370 2,376
China Cinda Asset Management Co. Ltd. , Class H ............................... 4,808,000 840
China CITIC Bank Corp. Ltd. , Class H ....................................... 2,227,560 1,915
China CITIC Financial Asset Management Co. Ltd. , Class H (a) (b) .................... 7,402,000 989
China Construction Bank Corp. , Class H ...................................... 2,141,000 2,058
China Everbright Bank Co. Ltd. , Class H ...................................... 4,245,000 1,768
China Galaxy Securities Co. Ltd. , Class H ..................................... 679,500 1,034
China International Capital Corp. Ltd. , Class H (b) ............................... 347,600 956
China Life Insurance Co. Ltd. , Class H ....................................... 414,256 1,177
China Merchants Bank Co. Ltd. , Class H ...................................... 279,384 1,679
China Merchants Securities Co. Ltd. , Class H (b) ................................. 474,800 1,057
China Minsheng Banking Corp. Ltd. , Class H ................................... 3,067,916 1,620
China Pacific Insurance Group Co. Ltd. , Class H ................................ 252,554 1,005
CITIC Securities Co. Ltd. , Class H .......................................... 307,434 1,217
GF Securities Co. Ltd. , Class H ............................................. 517,000 1,349
Guotai Haitong Securities Co. Ltd. , Class H (b) .................................. 611,800 1,263
Huatai Securities Co. Ltd. , Class H (b) ........................................ 468,200 1,238
Industrial & Commercial Bank of China Ltd. , Class H ............................. 3,056,191 2,254
JF SmartInvest Holdings Ltd. .............................................. 67,000 642
New China Life Insurance Co. Ltd. , Class H .................................... 174,700 1,036
PICC Property & Casualty Co. Ltd. , Class H ................................... 684,865 1,545
Ping An Insurance Group Co. of China Ltd. .................................... 212,500 1,449
Postal Savings Bank of China Co. Ltd. , Class H (b) ............................... 3,310,771 2,323
The People's Insurance Co. Group of China Ltd. , Class H .......................... 1,523,937 1,334
38,486
Health Care (4.9%):
3SBio, Inc. (a) (b) ....................................................... 173,500 669
Akeso, Inc. (a) (b) ....................................................... 37,000 671
China Resources Pharmaceutical Group Ltd. (b) ................................. 3,236,500 2,001
CSPC Pharmaceutical Group Ltd. ........................................... 738,000 889
InnoCare Pharma Ltd. , Class H (a) (b) ......................................... 360,000 866

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Shandong Weigao Group Medical Polymer Co. Ltd. , Class H ........................ 1,488,400 $ 1,111
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. , Class H (a) ...................... 14,300 945
Simcere Pharmaceutical Group Ltd. (b) ........................................ 503,000 814
Sinopharm Group Co. Ltd. , Class H .......................................... 901,376 2,124
WuXi AppTec Co. Ltd. , Class H (b) .......................................... 67,300 1,027
Wuxi Biologics Cayman, Inc. (a) (b) .......................................... 201,500 1,061
12,178
Industrials (4.2%):
AviChina Industry & Technology Co. Ltd. , Class H ............................... 2,066,000 1,158
Contemporary Amperex Technology Co. Ltd. , Class H ............................ 21,900 1,608
COSCO SHIPPING Holdings Co. Ltd. , Class H ................................. 784,930 1,222
J&T Global Express Ltd. (a) ............................................... 896,200 1,126
JD Logistics, Inc. (a) (b) ................................................... 692,400 1,166
Sany Heavy Equipment International Holdings Co. Ltd. ........................... 1,384,000 1,446
Sinotruk Hong Kong Ltd. ................................................. 470,500 1,388
Weichai Power Co. Ltd. , Class H ............................................ 636,675 1,141
10,255
Information Technology (2.9%):
AAC Technologies Holdings, Inc. ........................................... 158,371 931
GDS Holdings Ltd. , Class A (a) ............................................. 149,700 771
Hua Hong Semiconductor Ltd. , Class H (a) (b) ................................... 101,000 1,038
Kingsoft Cloud Holdings Ltd. (a) (c) .......................................... 644,000 679
Lenovo Group Ltd. ...................................................... 670,000 995
Sunny Optical Technology Group Co. Ltd. ..................................... 84,600 983
Xiaomi Corp. , Class W (a) (b) ............................................... 147,200 1,022
ZTE Corp. , Class H (c) ................................................... 176,400 805
7,224
Materials (4.5%):
Aluminum Corp. of China Ltd. , Class H ....................................... 1,320,000 1,369
Anhui Conch Cement Co. Ltd. , Class H ....................................... 471,581 1,424
China Hongqiao Group Ltd. ............................................... 377,000 1,280
CMOC Group Ltd. , Class H ............................................... 638,191 1,287
Jiangxi Copper Co. Ltd. , Class H ............................................ 425,000 1,666
Shandong Gold Mining Co. Ltd. , Class H (b) ................................... 270,750 1,285
Wanguo Gold Group Ltd. ................................................. 202,000 1,008
Zijin Mining Group Co. Ltd. , Class H ........................................ 387,912 1,625
10,944
Real Estate (2.0%):
China Resources Mixc Lifestyle Services Ltd. (b) ................................ 260,400 1,383
Country Garden Services Holdings Co. Ltd. .................................... 1,385,000 1,177
Greentown China Holdings Ltd. ............................................ 843,500 1,030
Longfor Group Holdings Ltd. (b) ............................................ 934,927 1,427
5,017
Utilities (1.8%):
China Longyuan Power Group Corp. Ltd. , Class H ............................... 2,216,000 2,367
Huaneng Power International, Inc. , Class H .................................... 3,051,420 2,125
4,492
124,277
Colombia (0.5%):
Financials (0.5%):
Grupo Cibest SA , Preference Shares ......................................... 91,369 1,191
Cyprus (0.0%):
Financials (0.0%):
TCS Group Holding PLC , GDR (a) (d) ........................................ 15,868 —
Czech Republic (1.3%):
Financials (0.6%):
Komercni Banka A/S .................................................... 29,521 1,480

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Utilities (0.7%):
CEZ A/S ............................................................. 28,468 $ 1,768
3,248
Greece (0.0%):
Consumer Discretionary (0.0%):
FF Group (a) (d) ........................................................ 14,913 —
Hungary (1.8%):
Energy (0.6%):
MOL Hungarian Oil & Gas PLC ............................................ 190,096 1,545
Financials (0.5%):
OTP Bank Nyrt ........................................................ 14,344 1,240
Health Care (0.7%):
Richter Gedeon Nyrt .................................................... 52,189 1,590
4,375
India (5.8%):
Consumer Staples (0.3%):
Godfrey Phillips India Ltd. ................................................ 18,003 686
Financials (0.8%):
BSE Ltd. ............................................................. 38,716 890
One 97 Communications Ltd. (a) ............................................ 89,504 1,133
2,023
Health Care (1.3%):
Aster DM Healthcare Ltd. (b) ............................................... 241,095 1,703
Narayana Hrudayalaya Ltd. ................................................ 74,450 1,457
3,160
Industrials (1.8%):
Bharat Electronics Ltd. ................................................... 390,046 1,775
Force Motors Ltd. ...................................................... 4,263 806
InterGlobe Aviation Ltd. (b) ................................................ 28,803 1,815
4,396
Materials (1.6%):
Coromandel International Ltd. .............................................. 51,734 1,310
JK Cement Ltd. ........................................................ 24,160 1,714
Lloyds Metals & Energy Ltd. .............................................. 79,555 1,098
4,122
14,387
Indonesia (2.7%):
Energy (1.1%):
PT Alamtri Resources Indonesia Tbk ......................................... 11,176,500 1,134
PT United Tractors Tbk .................................................. 977,900 1,571
2,705
Industrials (0.7%):
PT Astra International Tbk ................................................ 5,038,900 1,747
Materials (0.9%):
Aneka Tambang Tbk .................................................... 4,987,500 946
PT Barito Pacific Tbk (a) .................................................. 5,921,400 1,333
2,279
6,731
Malaysia (1.4%):
Consumer Discretionary (0.8%):
Genting Bhd .......................................................... 2,799,500 1,944
Industrials (0.6%):
Gamuda Bhd .......................................................... 1,061,400 1,395
3,339

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Mexico (2.7%):
Consumer Staples (0.5%):
Coca-Cola Femsa SAB de CV .............................................. 155,538 $ 1,291
Financials (0.3%):
Gentera SAB de CV ..................................................... 327,377 849
Industrials (1.0%):
Grupo Aeroportuario del Centro Norte SAB de CV ............................... 89,980 1,164
Grupo Aeroportuario del Pacifico SAB de CV , Class B ............................ 50,404 1,192
2,356
Materials (0.4%):
Cemex SAB de CV ..................................................... 1,081,761 969
Real Estate (0.5%):
Fibra Uno Administracion SA de CV ......................................... 755,905 1,114
6,579
Netherlands (0.8%):
Real Estate (0.8%):
NEPI Rockcastle NV (a) .................................................. 252,749 2,025
Poland (1.3%):
Communication Services (0.4%):
CD Projekt SA ......................................................... 13,303 990
Energy (0.6%):
ORLEN SA ........................................................... 58,811 1,401
Utilities (0.3%):
PGE Polska Grupa Energetyczna SA (a) ....................................... 280,575 829
3,220
Russian Federation (0.0%):
Energy (0.0%):
Gazprom PJSC (a) (d) (e) .................................................. 324,752 —
Financials (0.0%):
Sberbank of Russia PJSC (a) (d) (e) ........................................... 177,888 —
Materials (0.0%):
PhosAgro PJSC , GDR (a) (d) (e) ............................................. 35,202 —
PhosAgro Public Joint , Class BL , GDR (a) (d) (e) ................................. 227 —
Severstal PAO (a) (d) (e) ................................................... 37,552 —
United Co. RUSAL International PJSC (a) (d) (e) ................................. 555,630 —
—
Utilities (0.0%):
Inter RAO UES PJSC (a) (d) (e) .............................................. 23,475,472 —
—
South Africa (4.1%):
Communication Services (0.4%):
MTN Group Ltd. ....................................................... 102,992 865
Consumer Discretionary (0.9%):
Naspers Ltd. , Class N (a) .................................................. 3,099 1,123
Pepkor Holdings Ltd. (b) .................................................. 818,892 1,153
2,276
Consumer Staples (0.6%):
Tiger Brands Ltd. ....................................................... 87,457 1,564
Financials (1.1%):
Discovery Ltd. ......................................................... 118,144 1,348
OUTsurance Group Ltd. .................................................. 345,856 1,437
2,785
Materials (0.4%):
Impala Platinum Holdings Ltd. ............................................. 64,922 830

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
Value
(000)
Real Estate (0.7%):
Growthpoint Properties Ltd. ............................................... 1,984,561 $ 1,693
10,013
Taiwan (11.3%):
Consumer Discretionary (0.6%):
Pou Chen Corp. ........................................................ 1,486,000 1,407
Industrials (2.9%):
Advanced Energy Solution Holding Co. Ltd. ................................... 18,000 685
Bizlink Holding, Inc. .................................................... 24,375 824
Eva Airways Corp. ...................................................... 1,170,000 1,463
Evergreen Marine Corp. Taiwan Ltd. ......................................... 204,400 1,201
United Integrated Services Co. Ltd. .......................................... 30,000 882
Wan Hai Lines Ltd. ..................................................... 393,000 959
Yang Ming Marine Transport Corp. .......................................... 660,000 1,148
7,162
Information Technology (7.8%):
ASE Technology Holding Co. Ltd. ........................................... 261,000 1,405
Asustek Computer, Inc. ................................................... 58,000 1,277
Catcher Technology Co. Ltd. ............................................... 276,000 1,653
Compal Electronics, Inc. .................................................. 1,504,000 1,599
Elite Material Co. Ltd. ................................................... 24,000 965
Foxconn Technology Co. Ltd. .............................................. 534,000 1,232
Mitac Holdings Corp. .................................................... 312,500 900
Pegatron Corp. ......................................................... 712,000 1,655
Powertech Technology, Inc. ................................................ 339,000 1,625
Synnex Technology International Corp. ....................................... 674,000 1,398
Tripod Technology Corp. ................................................. 122,000 1,203
United Microelectronics Corp. ............................................. 1,319,000 1,972
WT Microelectronics Co. Ltd. .............................................. 321,000 1,480
Zhen Ding Technology Holding Ltd. ......................................... 192,000 1,046
19,410
27,979
Thailand (2.5%):
Consumer Staples (0.6%):
Charoen Pokphand Foods PCL ............................................. 2,077,700 1,430
Financials (1.9%):
Kasikornbank PCL ...................................................... 456,000 2,358
SCB X PCL ........................................................... 632,900 2,510
4,868
6,298
Turkey (1.4%):
Industrials (1.4%):
Aselsan Elektronik Sanayi Ve Ticaret A/S ...................................... 173,602 898
Enka Insaat ve Sanayi A/S (c) .............................................. 472,684 801
Pegasus Hava Tasimaciligi A/S (a) (c) ......................................... 142,336 741
Turk Hava Yollari AO .................................................... 124,981 947
3,387
Total Common Stocks (Cost $211,823) 245,285
Collateral for Securities Loaned (0.7%)^
United States (0.7%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .03% (f) ........ 451,259 452
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .05% (f) ............ 451,259 451
Invesco Government & Agency Portfolio, Institutional Shares , 4 .05% (f) ................ 451,259 451
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .04% (f) . 451,259 451
Total Collateral for Securities Loaned (Cost $1,805) 1,805
Total Investments (Cost $213,628) — 100.1% 247,090
Liabilities in excess of other assets — (0.1)% (371)
NET ASSETS - 100.00% $ 246,719

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
12/8/2017
$ 723
Inter RAO UES PJSC .........................................
5/2/2018
1,576
PhosAgro PJSC , GDR ........................................
12/21/2021
749
PhosAgro Public Joint , Class BL , GDR ............................
12/21/2021
5
Sberbank of Russia PJSC ......................................
10/24/2017
634
Severstal PAO ..............................................
5/27/2021
881
United Co. RUSAL International PJSC ............................
11/30/2021
517
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2025, the fair value of these securities was
$35,260 (thousands) and amounted to 14.3% of net assets.
(c) All or a portion of this security is on loan.
(d) Security was fair valued using significant unobservable inputs as of September 30, 2025.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at September 30, 2025 (amounts
in thousands):
(f) Rate disclosed is the daily yield on September 30, 2025.
GDR
—
Global Depositary Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini MSCI Emerging Markets Index
Futures .......................... 14 12/19/25 $ 944 $ 952 $ 8
Total unrealized appreciation $ 8
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 8

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.8%)
Communication Services (17.3%):
Alphabet, Inc., Class A ................................................... 105,599 $ 25,671
Alphabet, Inc., Class C ................................................... 90,056 21,933
AT&T, Inc. ........................................................... 137,349 3,879
Charter Communications, Inc., Class A(a) ..................................... 2,017 555
Comcast Corp., Class A .................................................. 76,677 2,409
Electronic Arts, Inc. ..................................................... 5,111 1,031
Fox Corp., Class A ...................................................... 3,556 224
Fox Corp., Class B ...................................................... 2,217 127
Liberty Media Corp.-Liberty Formula One, Series A(a) ............................ 358 34
Liberty Media Corp.-Liberty Formula One, Series C(a) ............................ 3,657 382
Live Nation Entertainment, Inc.(a) ........................................... 3,311 541
Meta Platforms, Inc., Class A .............................................. 36,369 26,709
Netflix, Inc.(a) ......................................................... 7,986 9,575
News Corp., Class A ..................................................... 6,264 192
News Corp., Class B .................................................... 9,139 316
Omnicom Group, Inc. .................................................... 3,184 260
Pinterest, Inc., Class A(a) ................................................. 20,936 673
ROBLOX Corp., Class A(a) ............................................... 10,723 1,485
Spotify Technology SA(a) ................................................. 3,339 2,331
Take-Two Interactive Software, Inc.(a) ........................................ 3,872 1,000
The Trade Desk, Inc., Class A(a) ............................................ 7,387 362
The Walt Disney Co. .................................................... 34,285 3,926
T-Mobile US, Inc. ...................................................... 9,017 2,158
Verizon Communications, Inc. .............................................. 80,795 3,551
Warner Bros Discovery, Inc.(a) ............................................. 37,099 725
110,049
Communications Equipment (0.8%):
Arista Networks, Inc.(a) .................................................. 9,993 1,456
Cisco Systems, Inc. ..................................................... 40,653 2,781
F5, Inc.(a) ............................................................ 401 130
Motorola Solutions, Inc. .................................................. 1,607 735
5,102
Consumer Discretionary (10.2%):
Airbnb, Inc., Class A(a) .................................................. 4,484 544
Amazon.com, Inc.(a) .................................................... 103,263 22,673
AutoZone, Inc.(a) ....................................................... 172 738
Best Buy Co., Inc. ...................................................... 2,146 162
Booking Holdings, Inc. ................................................... 365 1,971
Burlington Stores, Inc.(a) ................................................. 716 182
Carnival Corp.(a) ....................................................... 11,751 340
Carvana Co.(a) ......................................................... 1,336 504
Chipotle Mexican Grill, Inc.(a) ............................................. 14,572 571
D.R. Horton, Inc. ....................................................... 2,939 498
Darden Restaurants, Inc. .................................................. 1,275 243
Deckers Outdoor Corp.(a) ................................................. 1,587 161
Domino's Pizza, Inc. ..................................................... 352 152
DoorDash, Inc., Class A(a) ................................................ 3,711 1,009
DraftKings, Inc.(a) ...................................................... 5,213 195
Duolingo, Inc.(a) ....................................................... 387 125
eBay, Inc. ............................................................ 5,023 457
Expedia Group, Inc. ..................................................... 1,314 281
Ford Motor Co. ........................................................ 42,363 507
Garmin Ltd. ........................................................... 1,749 431
General Motors Co. ..................................................... 10,462 638
Genuine Parts Co. ...................................................... 1,497 207
Hilton Worldwide Holdings, Inc. ............................................ 2,569 666
Las Vegas Sands Corp. ................................................... 3,997 215
Lennar Corp., Class A .................................................... 2,499 315
Lennar Corp., Class B ................................................... 104 12
Lowe's Cos., Inc. ....................................................... 6,061 1,523

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Lululemon Athletica, Inc.(a) ............................................... 1,148 $ 204
Marriott International, Inc., Class A .......................................... 2,475 645
McDonald's Corp. ...................................................... 7,798 2,370
NIKE, Inc., Class B ..................................................... 12,582 877
NVR, Inc.(a) .......................................................... 29 233
O'Reilly Automotive, Inc.(a) ............................................... 9,242 996
PulteGroup, Inc. ........................................................ 2,194 290
Rivian Automotive, Inc., Class A(a) .......................................... 8,292 122
Ross Stores, Inc. ....................................................... 3,511 535
Royal Caribbean Cruises Ltd. .............................................. 2,689 870
Starbucks Corp. ........................................................ 12,337 1,044
Tesla, Inc.(a) .......................................................... 30,107 13,389
The Home Depot, Inc. ................................................... 11,253 4,560
The TJX Cos., Inc. ...................................................... 12,132 1,754
Tractor Supply Co. ...................................................... 5,736 326
Ulta Beauty, Inc.(a) ..................................................... 464 254
Williams-Sonoma, Inc. ................................................... 1,290 252
Yum! Brands, Inc. ...................................................... 3,006 457
64,498
Consumer Staples (9.4%):
Altria Group, Inc. ....................................................... 34,067 2,250
Archer-Daniels-Midland Co. ............................................... 9,656 577
Brown-Forman Corp., Class A .............................................. 1 —(b)
Brown-Forman Corp., Class B ............................................. 5,847 158
Church & Dwight Co., Inc. ................................................ 4,997 438
Colgate-Palmolive Co. ................................................... 18,556 1,483
Constellation Brands, Inc., Class A .......................................... 3,125 421
Costco Wholesale Corp. .................................................. 9,508 8,801
Dollar General Corp. .................................................... 4,427 457
Dollar Tree, Inc.(a) ...................................................... 4,214 398
General Mills, Inc. ...................................................... 11,042 557
Hormel Foods Corp. ..................................................... 5,857 145
Kellanova ............................................................ 5,991 491
Kenvue, Inc. .......................................................... 38,819 630
Keurig Dr. Pepper, Inc. ................................................... 26,019 664
Kimberly-Clark Corp. .................................................... 6,710 834
McCormick & Co., Inc. .................................................. 5,361 359
Mondelez International, Inc., Class A(c) ....................................... 26,161 1,634
Monster Beverage Corp.(a) ................................................ 14,009 943
PepsiCo, Inc. .......................................................... 29,416 4,131
Philip Morris International, Inc. ............................................. 32,446 5,263
Sprouts Farmers Market, Inc.(a) ............................................ 1,936 211
Sysco Corp. ........................................................... 9,774 805
Target Corp. .......................................................... 9,193 825
The Clorox Co. ........................................................ 2,501 308
The Coca-Cola Co. ...................................................... 91,684 6,080
The Estee Lauder Cos., Inc. ............................................... 4,693 414
The Hershey Co. ....................................................... 2,972 556
The Kraft Heinz Co. ..................................................... 23,834 621
The Kroger Co. ........................................................ 13,385 902
The Procter & Gamble Co. ................................................ 50,160 7,707
Tyson Foods, Inc., Class A ................................................ 5,638 306
U.S. Foods Holding Corp.(a) ............................................... 4,605 353
Walmart, Inc. .......................................................... 94,438 9,733
59,455
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp., Class A ................................................. 11,681 1,445
CDW Corp. ........................................................... 990 158
Corning, Inc. .......................................................... 7,607 624
Jabil, Inc. ............................................................ 800 174
Keysight Technologies, Inc.(a) ............................................. 1,268 222
TE Connectivity PLC .................................................... 2,870 630

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Teledyne Technologies, Inc.(a) ............................................. 326 $ 191
Trimble, Inc.(a) ........................................................ 1,739 142
Zebra Technologies Corp.(a) ............................................... 355 105
3,691
Financials (15.1%):
Affirm Holdings, Inc.(a) .................................................. 3,058 223
Aflac, Inc. ............................................................ 5,555 621
American Express Co. ................................................... 8,583 2,851
American International Group, Inc. .......................................... 6,595 518
Ameriprise Financial, Inc. ................................................. 1,103 542
Aon PLC, Class A ...................................................... 2,413 860
Apollo Global Management, Inc. ............................................ 4,597 613
Arch Capital Group Ltd. .................................................. 4,146 376
Ares Management Corp., Class A ........................................... 2,339 374
Arthur J. Gallagher & Co. ................................................. 2,896 897
Bank of America Corp. ................................................... 92,217 4,757
Berkshire Hathaway, Inc., Class A(a) ......................................... 4 3,017
Berkshire Hathaway, Inc., Class B(a) ......................................... 15,741 7,914
BlackRock, Inc. ........................................................ 1,788 2,085
Blackstone, Inc. ........................................................ 9,110 1,556
Block, Inc.(a) .......................................................... 6,119 442
Brown & Brown, Inc. .................................................... 2,722 255
Capital One Financial Corp. ............................................... 7,994 1,699
Cboe Global Markets, Inc. ................................................ 1,205 296
Chubb Ltd. ........................................................... 5,211 1,471
Cincinnati Financial Corp. ................................................ 1,739 275
Citigroup, Inc. ......................................................... 22,488 2,283
Citizens Financial Group, Inc. .............................................. 4,945 263
CME Group, Inc. ....................................................... 4,117 1,112
Coinbase Global, Inc., Class A(a) ........................................... 2,603 879
Corebridge Financial, Inc. ................................................. 4,277 137
Erie Indemnity Co., Class A ............................................... 274 87
Everest Group Ltd. ...................................................... 352 123
FactSet Research Systems, Inc. ............................................. 413 118
Fidelity National Information Services, Inc. .................................... 5,988 395
Fifth Third Bancorp ..................................................... 7,631 340
First Citizens Bancshares, Inc., Class A ....................................... 100 179
Fiserv, Inc.(a) .......................................................... 6,328 816
Global Payments, Inc. .................................................... 2,767 230
Huntington Bancshares, Inc. ............................................... 16,497 285
Interactive Brokers Group, Inc. ............................................. 4,857 334
Intercontinental Exchange, Inc. ............................................. 6,543 1,102
JPMorgan Chase & Co. .................................................. 33,221 10,479
KeyCorp ............................................................. 12,505 234
KKR & Co., Inc. ....................................................... 7,798 1,013
Loews Corp. .......................................................... 1,954 196
LPL Financial Holdings, Inc. ............................................... 932 310
M&T Bank Corp. ....................................................... 1,810 358
Markel Group, Inc.(a) .................................................... 136 260
Marsh & McLennan Cos., Inc. ............................................. 6,329 1,276
Mastercard, Inc., Class A ................................................. 10,187 5,794
MetLife, Inc. .......................................................... 6,456 532
Moody's Corp. ......................................................... 2,288 1,090
Morgan Stanley ........................................................ 15,549 2,472
MSCI, Inc. ........................................................... 882 500
Nasdaq, Inc. .......................................................... 4,932 436
Northern Trust Corp. .................................................... 2,218 299
PayPal Holdings, Inc.(a) .................................................. 11,092 744
Principal Financial Group, Inc. ............................................. 2,560 212
Prudential Financial, Inc. ................................................. 4,052 420
Raymond James Financial, Inc. ............................................. 2,113 365
Regions Financial Corp. .................................................. 10,234 270
Robinhood Markets, Inc., Class A(a) ......................................... 10,360 1,483

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
S&P Global, Inc. ....................................................... 3,857 $ 1,877
SoFi Technologies, Inc.(a) ................................................. 19,377 512
State Street Corp. ....................................................... 3,224 374
Synchrony Financial ..................................................... 4,331 308
T. Rowe Price Group, Inc. ................................................. 2,491 256
The Allstate Corp. ...................................................... 3,001 644
The Bank of New York Mellon Corp. ......................................... 8,178 891
The Carlyle Group, Inc. .................................................. 2,915 183
The Charles Schwab Corp. ................................................ 19,590 1,870
The Goldman Sachs Group, Inc. ............................................ 3,879 3,089
The Hartford Insurance Group, Inc. .......................................... 3,219 429
The PNC Financial Services Group, Inc. ...................................... 4,495 903
The Progressive Corp. ................................................... 7,200 1,778
The Travelers Cos., Inc. .................................................. 2,593 724
Toast, Inc., Class A(a) .................................................... 5,164 189
Tradeweb Markets, Inc., Class A ............................................ 1,322 147
Truist Financial Corp. .................................................... 14,985 685
U.S. Bancorp .......................................................... 17,811 861
Visa, Inc., Class A ...................................................... 20,806 7,103
W.R. Berkley Corp. ..................................................... 3,371 258
Wells Fargo & Co. ...................................................... 38,713 3,245
Willis Towers Watson PLC ................................................ 1,143 395
95,789
Health Care (12.9%):
Abbott Laboratories ..................................................... 27,788 3,722
AbbVie, Inc. .......................................................... 28,283 6,549
Agilent Technologies, Inc. ................................................. 5,039 647
Align Technology, Inc.(a) ................................................. 1,212 152
Alnylam Pharmaceuticals, Inc.(a) ........................................... 1,926 878
Amgen, Inc. ........................................................... 8,336 2,352
Baxter International, Inc. ................................................. 9,048 206
Becton Dickinson & Co. .................................................. 4,439 831
Biogen, Inc.(a) ......................................................... 2,601 364
Boston Scientific Corp.(a) ................................................. 22,908 2,237
Bristol-Myers Squibb Co. ................................................. 31,596 1,425
Cardinal Health, Inc. .................................................... 4,215 662
Cencora, Inc. .......................................................... 2,838 887
Centene Corp.(a) ....................................................... 8,703 311
CVS Health Corp. ...................................................... 19,623 1,479
Danaher Corp. ......................................................... 10,126 2,008
Dexcom, Inc.(a) ........................................................ 6,860 462
Edwards Lifesciences Corp.(a) ............................................. 8,944 696
Elevance Health, Inc. .................................................... 3,517 1,136
Eli Lilly & Co. ......................................................... 13,215 10,083
GE HealthCare Technologies, Inc. ........................................... 8,107 609
Gilead Sciences, Inc. .................................................... 19,300 2,142
HCA Healthcare, Inc. .................................................... 2,652 1,130
Hologic, Inc.(a) ........................................................ 3,926 265
Humana, Inc. .......................................................... 2,165 563
IDEXX Laboratories, Inc.(a) ............................................... 1,240 792
Illumina, Inc.(a) ........................................................ 2,726 259
Incyte Corp.(a) ......................................................... 3,358 285
Insulet Corp.(a) ........................................................ 1,248 385
Intuitive Surgical, Inc.(a) ................................................. 5,536 2,476
IQVIA Holdings, Inc.(a) .................................................. 3,026 575
Johnson & Johnson ..................................................... 37,336 6,923
Labcorp Holdings, Inc. ................................................... 1,473 423
McKesson Corp. ....................................................... 1,930 1,491
Medtronic PLC ........................................................ 19,912 1,896
Merck & Co., Inc. ...................................................... 38,988 3,272
Mettler-Toledo International, Inc.(a) ......................................... 349 428
Molina Healthcare, Inc.(a) ................................................ 969 185
Natera, Inc.(a) ......................................................... 2,314 372

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Pfizer, Inc. ............................................................ 88,195 $ 2,247
Quest Diagnostics, Inc. ................................................... 1,946 371
Regeneron Pharmaceuticals, Inc. ............................................ 1,612 906
ResMed, Inc. .......................................................... 2,267 621
STERIS PLC .......................................................... 1,720 426
Stryker Corp. .......................................................... 5,554 2,053
The Cigna Group ....................................................... 4,086 1,178
The Cooper Cos., Inc.(a) .................................................. 3,544 243
Thermo Fisher Scientific, Inc.(c) ............................................ 5,849 2,837
UnitedHealth Group, Inc. ................................................. 14,059 4,855
Veeva Systems, Inc., Class A(a) ............................................. 2,652 790
Vertex Pharmaceuticals, Inc.(a) ............................................. 3,981 1,559
Waters Corp.(a) ........................................................ 1,069 321
West Pharmaceutical Services, Inc. .......................................... 1,271 333
Zimmer Biomet Holdings, Inc. ............................................. 3,533 348
Zoetis, Inc. ........................................................... 6,911 1,011
81,657
IT Services (1.1%):
Accenture PLC, Class A .................................................. 7,034 1,735
Cloudflare, Inc., Class A(a) ................................................ 2,949 633
Cognizant Technology Solutions Corp., Class A ................................. 3,651 245
CoreWeave, Inc., Class A(a)(c) ............................................. 2,647 362
Gartner, Inc.(a) ........................................................ 526 138
GoDaddy, Inc., Class A(a) ................................................. 1,062 145
International Business Machines Corp. ........................................ 9,021 2,545
MongoDB, Inc.(a) ...................................................... 552 171
Okta, Inc.(a) .......................................................... 1,229 113
Snowflake, Inc.(a) ...................................................... 3,072 693
Twilio, Inc., Class A(a) ................................................... 1,080 108
VeriSign, Inc. .......................................................... 721 202
7,090
Semiconductors & Semiconductor Equipment (11.6%):
Advanced Micro Devices, Inc.(a) ............................................ 15,628 2,528
Analog Devices, Inc. .................................................... 5,416 1,331
Applied Materials, Inc. ................................................... 8,407 1,721
Broadcom, Inc. ........................................................ 44,744 14,762
First Solar, Inc.(a) ...................................................... 780 172
Intel Corp.(a) .......................................................... 42,220 1,416
KLA Corp. ........................................................... 1,452 1,566
Lam Research Corp. ..................................................... 12,356 1,654
Marvell Technology, Inc. ................................................. 10,144 853
Microchip Technology, Inc. ................................................ 6,408 412
Micron Technology, Inc. .................................................. 12,070 2,020
Monolithic Power Systems, Inc. ............................................ 437 402
NVIDIA Corp. ......................................................... 218,152 40,703
ON Semiconductor Corp.(a) ............................................... 3,059 151
QUALCOMM, Inc. ..................................................... 11,285 1,877
Teradyne, Inc. ......................................................... 1,192 164
Texas Instruments, Inc. ................................................... 8,790 1,615
73,347
Software (10.0%):
Adobe, Inc.(a) ......................................................... 4,452 1,570
AppLovin Corp., Class A(a) ............................................... 2,319 1,666
Atlassian Corp., Class A(a) ................................................ 1,525 244
Autodesk, Inc.(a) ....................................................... 2,083 662
Bentley Systems, Inc., Class B ............................................. 1,795 92
Cadence Design Systems, Inc.(a) ............................................ 2,636 926
Corpay, Inc.(a) ......................................................... 807 232
Crowdstrike Holdings, Inc., Class A(a) ....................................... 2,324 1,140
Datadog, Inc., Class A(a) ................................................. 2,973 423
Docusign, Inc.(a) ....................................................... 2,841 205
Dynatrace, Inc.(a) ...................................................... 4,219 204

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Fair Isaac Corp.(a) ...................................................... 225 $ 337
Fortinet, Inc.(a) ........................................................ 6,158 518
Gen Digital, Inc. ....................................................... 8,044 228
Guidewire Software, Inc.(a) ............................................... 1,197 275
HubSpot, Inc.(a) ....................................................... 482 226
Intuit, Inc. ............................................................ 2,638 1,802
Microsoft Corp. ........................................................ 66,720 34,558
Nutanix, Inc., Class A(a) .................................................. 3,662 272
Oracle Corp. .......................................................... 16,026 4,507
Palantir Technologies, Inc., Class A(a) ........................................ 20,737 3,783
Palo Alto Networks, Inc.(a) ................................................ 6,416 1,306
PTC, Inc.(a) ........................................................... 1,155 235
Roper Technologies, Inc. .................................................. 1,045 521
Salesforce, Inc. ........................................................ 9,658 2,289
ServiceNow, Inc.(a) ..................................................... 2,168 1,995
Strategy, Inc.(a) ........................................................ 2,456 791
Synopsys, Inc.(a) ....................................................... 2,039 1,006
Tyler Technologies, Inc.(a) ................................................ 407 213
Workday, Inc., Class A(a) ................................................. 2,088 503
Zoom Communications, Inc.(a) ............................................. 3,716 307
Zscaler, Inc.(a) ......................................................... 946 283
63,319
Technology Hardware, Storage & Peripherals (5.8%):
Apple, Inc. ........................................................... 126,895 32,311
Dell Technologies, Inc., Class C ............................................ 4,793 679
Hewlett Packard Enterprise Co. ............................................. 24,874 611
HP, Inc. .............................................................. 22,985 626
NetApp, Inc. .......................................................... 5,403 640
Pure Storage, Inc., Class A(a) .............................................. 6,023 505
Seagate Technology Holdings PLC .......................................... 3,154 744
Super Micro Computer, Inc.(a) ............................................. 5,752 276
Western Digital Corp.(c) .................................................. 4,838 581
36,973
Utilities (5.0%):
Alliant Energy Corp. .................................................... 6,081 410
Ameren Corp. ......................................................... 6,561 685
American Electric Power Co., Inc. ........................................... 12,677 1,426
American Water Works Co., Inc. ............................................ 4,613 642
Atmos Energy Corp. ..................................................... 3,783 646
CenterPoint Energy, Inc. .................................................. 15,467 600
CMS Energy Corp. ...................................................... 7,071 518
Consolidated Edison, Inc. ................................................. 8,555 860
Constellation Energy Corp. ................................................ 7,432 2,446
Dominion Energy, Inc. ................................................... 20,309 1,242
DTE Energy Co. ....................................................... 4,953 701
Duke Energy Corp. ...................................................... 19,556 2,420
Edison International ..................................................... 9,177 507
Entergy Corp. ......................................................... 10,212 952
Evergy, Inc. ........................................................... 5,409 410
Eversource Energy ...................................................... 8,711 620
Exelon Corp. .......................................................... 24,075 1,084
FirstEnergy Corp. ....................................................... 13,716 628
NextEra Energy, Inc. .................................................... 49,286 3,721
NiSource, Inc. ......................................................... 11,177 484
NRG Energy, Inc. ....................................................... 4,584 742
PG&E Corp. .......................................................... 52,091 786
PPL Corp. ............................................................ 17,609 654
Public Service Enterprise Group, Inc. ......................................... 11,897 993
Sempra .............................................................. 15,513 1,396
The Southern Co. ....................................................... 27,545 2,610
Vistra Corp. ........................................................... 8,024 1,572
WEC Energy Group, Inc. ................................................. 7,622 873

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Xcel Energy, Inc. ....................................................... 13,717 $ 1,107
31,735
Total Common Stocks (Cost $470,540)
a
a
a
632,705
Rights (0.0%)(d)
Health Care (0.0%):(d)
ABIOMED, Inc., CVR, expiring 1/2/26(a)(e) ................................... 532 1
Total Rights (Cost $—)
a
a
a
1
Total Investments (Cost $470,540) — 99.8% 632,706
Other assets in excess of liabilities —  0.2% 1,231
NET ASSETS - 100.00% $ 633,937
(a) Non-income producing security.
(b) Rounds to less than $1 thousand.
(c) All or a portion of this security is on loan.
(d) Amount represents less than 0.05% of net assets.
(e) Security was fair valued using significant unobservable inputs as of September 30, 2025.
CVR
—
Contingent Value Right
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios II
VictoryShares WestEnd Global Equity ETF

(Unaudited)
Security Description Shares
a
Value
(000)
Exchange-Traded Funds (99.7%)
Communication Services Select Sector SPDR Fund .............................. 7,697 $ 911
Consumer Discretionary Select Sector SPDR Fund ............................... 2,493 597
Consumer Staples Select Sector SPDR Fund ................................... 6,839 536
Financial Select Sector SPDR Fund .......................................... 16,177 872
Health Care Select Sector SPDR Fund ........................................ 5,383 749
iShares Core MSCI Europe ETF ............................................ 3,049 208
iShares Expanded Tech Sector ETF .......................................... 4,755 599
iShares MSCI Emerging Markets Asia ETF .................................... 7,106 652
Technology Select Sector SPDR Fund ........................................ 4,753 1,339
Utilities Select Sector SPDR Fund ........................................... 3,277 286
Vanguard FTSE All-World ex-US ETF ........................................ 14,623 1,044
Vanguard FTSE Pacific ETF ............................................... 7,003 615
Total Exchange-Traded Funds (Cost $7,922)
a
a
a
8,408
Total Investments (Cost $7,922) — 99.7% 8,408
Other assets in excess of liabilities —  0.3% 28
NET ASSETS - 100.00% $ 8,436
At September 30, 2025, the foreign securities held by the underlying Funds were 76.7% of net assets.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
September 30, 2025
Victory Portfolios II
VictoryShares Hedged Equity Income ETF

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (90.4%)
Communication Services (4.3%):
AT&T, Inc. ........................................................... 18,713 $ 528
Comcast Corp., Class A .................................................. 4,689 147
John Wiley & Sons, Inc., Class A ............................................ 1,099 45
Nexstar Media Group, Inc. ................................................ 1,370 271
Verizon Communications, Inc. .............................................. 13,825 608
1,599
Consumer Discretionary (7.2%):
American Eagle Outfitters, Inc. ............................................. 2,482 42
Best Buy Co., Inc. ...................................................... 557 42
Bloomin' Brands, Inc. .................................................... 3,867 28
Brightstar Lottery PLC ................................................... 6,989 121
Brunswick Corp. ....................................................... 4,071 257
Carter's, Inc. .......................................................... 1,181 33
Dana, Inc. ............................................................ 3,121 63
Darden Restaurants, Inc. .................................................. 767 146
Ethan Allen Interiors, Inc. ................................................. 7,032 207
Ford Motor Co. ........................................................ 11,795 141
Golden Entertainment, Inc. ................................................ 1,400 33
Harley-Davidson, Inc. ................................................... 1,582 44
Hasbro, Inc. ........................................................... 2,448 186
Kontoor Brands, Inc. .................................................... 424 34
LCI Industries ......................................................... 328 31
Lear Corp. ............................................................ 585 59
Macy's, Inc. ........................................................... 5,088 91
Meritage Homes Corp. ................................................... 514 37
Papa John's International, Inc.(a) ............................................ 1,502 72
Standard Motor Products, Inc. .............................................. 2,818 115
Steven Madden Ltd. ..................................................... 3,318 111
The Buckle, Inc. ........................................................ 2,475 145
The Cheesecake Factory, Inc. .............................................. 561 31
Travel + Leisure Co. ..................................................... 5,109 304
Upbound Group, Inc. .................................................... 5,949 141
Vail Resorts, Inc. ....................................................... 503 75
Winnebago Industries, Inc. ................................................ 955 32
Wolverine World Wide, Inc. ............................................... 1,590 44
2,665
Consumer Staples (15.7%):
Altria Group, Inc. ....................................................... 9,426 623
Archer-Daniels-Midland Co. ............................................... 6,128 366
Bunge Global SA ....................................................... 2,565 208
Cal-Maine Foods, Inc. ................................................... 1,698 160
Conagra Brands, Inc. .................................................... 14,590 267
Edgewell Personal Care Co. ............................................... 1,423 29
Energizer Holdings, Inc. .................................................. 1,191 30
Flowers Foods, Inc. ..................................................... 44,833 585
Fresh Del Monte Produce, Inc. ............................................. 3,612 125
General Mills, Inc. ...................................................... 11,307 570
Kenvue, Inc. .......................................................... 12,109 197
Kimberly-Clark Corp. .................................................... 2,068 257
Molson Coors Beverage Co., Class B ......................................... 4,553 206
PepsiCo, Inc. .......................................................... 4,425 622
Philip Morris International, Inc. ............................................. 2,158 350
Reynolds Consumer Products, Inc. .......................................... 19,335 473
Spectrum Brands Holdings, Inc. ............................................ 653 34
Target Corp. .......................................................... 2,910 261
The Clorox Co. ........................................................ 2,329 287
The Kraft Heinz Co. ..................................................... 3,953 103
Universal Corp. ........................................................ 1,016 57
5,810

Victory Portfolios II
VictoryShares Hedged Equity Income ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Energy (11.5%):
Antero Midstream Corp. .................................................. 25,262 $ 491
APA Corp. ............................................................ 14,033 341
Archrock, Inc. ......................................................... 2,573 68
California Resources Corp. ................................................ 746 40
Chord Energy Corp. ..................................................... 556 55
ConocoPhillips Co. ..................................................... 825 78
Coterra Energy, Inc. ..................................................... 6,345 150
Crescent Energy Co., Class A .............................................. 2,377 21
DHT Holdings, Inc. ..................................................... 11,853 142
Halliburton Co. ........................................................ 5,864 144
Helmerich & Payne, Inc. .................................................. 10,621 234
International Seaways, Inc. ................................................ 3,161 146
Kinder Morgan, Inc. ..................................................... 17,160 486
Kinetik Holdings, Inc. ................................................... 1,666 71
Kodiak Gas Services, Inc. ................................................. 2,915 108
Liberty Energy, Inc. ..................................................... 1,943 24
Murphy Oil Corp. ...................................................... 1,878 53
Noble Corp. PLC ....................................................... 8,488 240
Nordic American Tankers Ltd. .............................................. 83,391 262
Northern Oil & Gas, Inc. .................................................. 1,318 33
ONEOK, Inc. .......................................................... 1,239 90
Peabody Energy Corp. ................................................... 2,628 70
Phillips 66 Co. ......................................................... 1,328 181
Schlumberger NV ...................................................... 2,680 92
Scorpio Tankers, Inc. .................................................... 2,531 142
SFL Corp. Ltd. ......................................................... 4,154 31
SM Energy Co. ........................................................ 1,917 48
Valero Energy Corp. ..................................................... 274 47
Vitesse Energy, Inc. ..................................................... 14,271 331
World Kinect Corp. ..................................................... 1,238 32
4,251
Financials (17.9%):
American Financial Group, Inc. ............................................. 2,042 298
Artisan Partners Asset Management, Inc., Class A ................................ 3,738 162
Banco Latinoamericano de Comercio Exterior SA, Class E ......................... 3,839 177
Bank OZK ............................................................ 4,053 207
Central Pacific Financial Corp. ............................................. 4,754 144
Citizens Financial Group, Inc. .............................................. 5,747 306
Comerica, Inc. ......................................................... 3,602 247
CVB Financial Corp. .................................................... 4,439 84
Dime Community Bancshares, Inc. .......................................... 1,867 56
Fidelity National Financial, Inc. ............................................ 1,987 120
Fifth Third Bancorp ..................................................... 4,069 181
First Hawaiian, Inc. ..................................................... 12,081 300
First Horizon Corp. ..................................................... 12,947 293
First Interstate BancSystem, Inc., Class A ...................................... 1,691 54
Hanmi Financial Corp. ................................................... 4,941 122
Heritage Financial Corp. .................................................. 4,277 103
Huntington Bancshares, Inc. ............................................... 19,538 337
Invesco Ltd. ........................................................... 4,161 95
Janus Henderson Group PLC .............................................. 5,474 244
Lazard, Inc. ........................................................... 1,461 77
Moelis & Co., Class A ................................................... 840 60
Navient Corp. ......................................................... 8,511 112
Northern Trust Corp. .................................................... 2,466 332
Northwest Bancshares, Inc. ................................................ 15,521 192
OneMain Holdings, Inc. .................................................. 7,989 451
Patria Investments Ltd., Class A ............................................ 2,474 36
Peoples Bancorp, Inc. .................................................... 1,115 33
Principal Financial Group, Inc. ............................................. 1,945 161
Provident Financial Services, Inc. ........................................... 1,904 37
Regions Financial Corp. .................................................. 8,863 234

Victory Portfolios II
VictoryShares Hedged Equity Income ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Safety Insurance Group, Inc. ............................................... 630 $ 45
Simmons First National Corp., Class A ....................................... 3,815 73
T. Rowe Price Group, Inc. ................................................. 3,832 393
The Bank of NT Butterfield & Son Ltd. ....................................... 3,593 154
The PNC Financial Services Group, Inc. ...................................... 994 200
The Western Union Co. ................................................... 16,419 131
U.S. Bancorp .......................................................... 776 38
United Bankshares, Inc. .................................................. 2,868 107
Valley National Bancorp .................................................. 3,797 40
Virtus Investment Partners, Inc. ............................................. 475 90
Zions Bancorp NA ...................................................... 1,669 94
6,620
Health Care (8.1%):
AbbVie, Inc. .......................................................... 849 197
Amgen, Inc. ........................................................... 721 204
Bristol-Myers Squibb Co. ................................................. 3,751 169
CVS Health Corp. ...................................................... 3,803 287
DENTSPLY SIRONA, Inc. ................................................ 11,295 143
Embecta Corp. ......................................................... 2,363 33
Gilead Sciences, Inc. .................................................... 1,218 135
Johnson & Johnson ..................................................... 782 145
Medtronic PLC ........................................................ 2,721 259
Merck & Co., Inc. ...................................................... 6,595 554
Perrigo Co. PLC ....................................................... 8,148 181
Pfizer, Inc. ............................................................ 9,576 244
Premier, Inc., Class A .................................................... 11,874 330
Viatris, Inc. ........................................................... 13,455 133
3,014
Industrials (2.8%):
Costamare, Inc. ........................................................ 2,841 34
CSG Systems International, Inc. ............................................ 470 30
Deluxe Corp. .......................................................... 1,780 34
Douglas Dynamics, Inc. .................................................. 3,145 98
Genco Shipping & Trading Ltd. ............................................. 9,915 176
Kennametal, Inc. ....................................................... 1,767 37
Kforce, Inc. ........................................................... 1,952 59
MillerKnoll, Inc. ....................................................... 3,686 65
MSC Industrial Direct Co., Inc. ............................................. 3,424 316
Pitney Bowes, Inc. ...................................................... 3,527 40
The Greenbrier Cos., Inc. ................................................. 779 36
United Parcel Service, Inc., Class B .......................................... 617 52
Vertiv Holdings Co., Class A ............................................... 355 54
1,031
Information Technology (1.2%):
Cisco Systems, Inc. ..................................................... 626 43
HP, Inc. .............................................................. 8,229 224
Skyworks Solutions, Inc. ................................................. 1,858 143
Vishay Intertechnology, Inc. ............................................... 2,258 34
444
Materials (5.6%):
AdvanSix, Inc. ......................................................... 1,588 31
Amcor PLC ........................................................... 59,694 488
Ardagh Metal Packaging SA ............................................... 24,997 100
Ashland, Inc. .......................................................... 1,597 77
Avient Corp. .......................................................... 1,031 34
Eastman Chemical Co. ................................................... 4,112 259
FMC Corp. ........................................................... 3,802 128
Greif, Inc., Class A ...................................................... 1,244 74
Kaiser Aluminum Corp. .................................................. 1,060 82
LyondellBasell Industries NV, Class A ........................................ 2,434 119
Ryerson Holding Corp. ................................................... 2,142 49

Victory Portfolios II
VictoryShares Hedged Equity Income ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Security Description Shares
a
Value
(000)
Sonoco Products Co. .................................................... 8,205 $ 354
Stepan Co. ............................................................ 699 33
SunCoke Energy, Inc. .................................................... 4,953 40
Sylvamo Corp. ......................................................... 674 30
The Scotts Miracle-Gro Co. ............................................... 3,429 195
2,093
Utilities (16.1%):
American Electric Power Co., Inc. ........................................... 2,896 326
American States Water Co. ................................................ 459 34
Avista Corp. .......................................................... 4,888 185
Black Hills Corp. ....................................................... 2,619 161
California Water Service Group ............................................. 727 33
Chesapeake Utilities Corp. ................................................ 274 37
Clearway Energy, Inc., Class C ............................................. 12,270 347
Consolidated Edison, Inc. ................................................. 2,807 282
DTE Energy Co. ....................................................... 2,724 385
Duke Energy Corp. ...................................................... 3,312 410
Edison International ..................................................... 2,336 129
Evergy, Inc. ........................................................... 6,914 526
Eversource Energy ...................................................... 6,132 436
Exelon Corp. .......................................................... 9,209 415
H2O America ......................................................... 673 33
New Jersey Resources Corp. ............................................... 3,133 151
Northwest Natural Holding Co. ............................................. 3,101 139
OGE Energy Corp. ...................................................... 9,473 438
ONE Gas, Inc. ......................................................... 1,529 124
Otter Tail Corp. ........................................................ 443 36
Pinnacle West Capital Corp. ............................................... 5,632 505
Portland General Electric Co. .............................................. 791 35
Southwest Gas Holdings, Inc. .............................................. 1,338 105
Spire, Inc. ............................................................ 2,355 192
UGI Corp. ............................................................ 8,994 299
Unitil Corp. ........................................................... 657 31
WEC Energy Group, Inc. ................................................. 1,302 149
5,943
Total Common Stocks (Cost $31,095)
a
a
a
33,470
Total Investments (Cost $31,095) — 90.4% 33,470
Other assets in excess of liabilities —  9.6% 3,538
NET ASSETS - 100.00% $ 37,008
At September 30, 2025, the Fund's investments in foreign securities were 6.1% of net assets.
(a) All or a portion of this security is on loan.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
NASDAQ 100 E-Mini Futures ......... 96 12/19/25 $ 46,762 $ 47,811 $ 1,049
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini Russell 2000 Index Futures ...... 128 12/19/25 $ 15,461 $ 15,715 $ (254)
E-Mini S&P 500 Futures .............. 129 12/19/25 42,865 43,465 (600)
$ (854)

Victory Portfolios II
VictoryShares Hedged Equity Income ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2025
Total unrealized appreciation $ 1,049
Total unrealized depreciation (854)
Total net unrealized appreciation (depreciation) $ 195